Quarterly Report (Unaudited)
July 31, 2026
Janus Detroit Street Trust
Janus Henderson AAA CLO ETF
Janus Henderson AA-A CLO ETF
Janus Henderson Asset-Backed Securities ETF
Janus Henderson B-BBB CLO ETF
Janus Henderson Corporate Bond ETF
Janus Henderson Emerging Markets Debt Hard Currency ETF
Janus Henderson Equity Linked High Income ETF
Janus Henderson Equity Linked Moderate Income ETF
Janus Henderson Global Artificial Intelligence ETF
Janus Henderson Income ETF
Janus Henderson Mid Cap Growth Alpha ETF
Janus Henderson Mortgage-Backed Securities ETF
Janus Henderson Securitized Income ETF
Janus Henderson Short Duration Income ETF
Janus Henderson Small Cap Growth Alpha ETF
Janus Henderson Small/Mid Cap Growth Alpha ETF
Janus Henderson Transformational Growth ETF
Janus Henderson U.S. Equity Enhanced Income ETF
Janus Henderson U.S. Real Estate ETF

Janus Henderson AAA CLO ETF
Schedule of Investments
(unaudited)
July 31, 2026

Shares/
Principal Amounts Value
Collateralized Loan Obligations - 99 .8%
1988 CLO 1 Ltd. 2022-1A AR, CME Term SOFR 3 Month + 1.3600%, 5.1129%,
10/15/39
‡,ž
$ 135,200,000 $ 135,403,435
1988 CLO 2 Ltd. 2023-2A A1R, CME Term SOFR 3 Month + 1.2000%, 4.9529%,
4/15/38
‡,ž
34,945,000 34,928,705
37 Capital CLO 3 Ltd. 2023-1A A1R, CME Term SOFR 3 Month + 1.5000%,
5.2529%, 7/15/38
‡,ž
10,000,000 10,031,438
522 Funding CLO Ltd. 2019-5A BR2, CME Term SOFR 3 Month + 1.5000%,
5.2529%, 4/15/35
‡,ž
11,815,000 11,813,464
522 Funding CLO Ltd. 2020-6A BR2, CME Term SOFR 3 Month + 1.6500%,
5.4022%, 10/23/34
‡,ž
7,000,000 7,001,329
720 East CLO VIII Ltd. 2025-8A A1, CME Term SOFR 3 Month + 1.3100%,
5.0392%, 7/20/38
‡,ž
37,192,613 37,278,442
AB BSL CLO 1 Ltd. 2020-1A A1R2, CME Term SOFR 3 Month + 1.2500%,
5.0029%, 10/15/38
‡,ž
229,000,000 229,291,288
AB BSL CLO 5 Ltd. 2024-5A A1, CME Term SOFR 3 Month + 1.3600%,
5.0892%, 1/20/38
‡,ž
70,000,000 70,123,781
AB BSL CLO 7 Ltd. 2025-7A A1, CME Term SOFR 3 Month + 1.2300%, 4.9829%,
1/15/39
‡,ž
125,000,000 125,051,000
AB BSL CLO 7 Ltd. 2025-7A A2, CME Term SOFR 3 Month + 1.5000%,
5.2529%, 1/15/39
‡,ž
12,000,000 12,018,948
AGL CLO 1 Ltd. 2019-1A BRR, CME Term SOFR 3 Month + 1.6500%, 5.3792%,
10/20/34
‡,ž
15,000,000 15,002,549
AGL CLO 11 Ltd. 2021-11A A1R, CME Term SOFR 3 Month + 1.2700%, 5.0229%,
10/15/38
‡,ž
45,000,000 45,066,771
AGL CLO 16 Ltd. 2021-16A AR, CME Term SOFR 3 Month + 0.9500%, 4.6792%,
1/20/35
‡,ž
130,394,000 130,359,341
AGL CLO 19 Ltd. 2022-19A A1R, CME Term SOFR 3 Month + 1.3000%,
5.0337%, 7/21/38
‡,ž
50,000,000 50,116,285
AGL CLO 20 Ltd. 2022-20A A1R, CME Term SOFR 3 Month + 1.3700%,
5.0992%, 10/20/37
‡,ž
15,850,000 15,876,802
AGL CLO 21 Ltd. 2022-21A A1R, CME Term SOFR 3 Month + 1.3600%,
5.0937%, 10/21/37
‡,ž
39,000,000 39,059,194
AGL CLO 22 Ltd. 2022-22A BR, CME Term SOFR 3 Month + 1.6500%, 5.3792%,
1/20/37
‡,ž
30,500,000 30,534,764
AGL CLO 23 Ltd. 2022-23A A1R, CME Term SOFR 3 Month + 1.1500%,
4.8792%, 4/20/38
‡,ž
63,100,000 63,020,627
AGL CLO 26 Ltd. 2023-26A A2R, CME Term SOFR 3 Month + 1.5500%,
5.2837%, 10/21/38
‡,ž
20,000,000 20,043,186
AGL CLO 29 Ltd. 2024-29A A2R, CME Term SOFR 3 Month + 1.5000%,
5.1770%, 4/21/39
‡,ž
12,000,000 12,020,497
AGL CLO 30 Ltd. 2024-30RA A1R, CME Term SOFR 3 Month + 1.2000%,
4.9337%, 4/21/37
‡,ž
106,000,000 105,981,874
AGL CLO 30 Ltd. 2024-30RA A2R, CME Term SOFR 3 Month + 1.4300%,
5.1637%, 4/21/37
‡,ž
10,000,000 10,007,729
AGL CLO 32 Ltd. 2024-32A A1, CME Term SOFR 3 Month + 1.3800%, 5.1137%,
7/21/37
‡,ž
16,350,000 16,370,245
AGL CLO 35 Ltd. 2024-35A A1, CME Term SOFR 3 Month + 1.3400%, 5.0737%,
1/21/38
‡,ž
47,500,000 47,581,971
AGL CLO 37 Ltd. 2024-37A A1, CME Term SOFR 3 Month + 1.2400%, 4.9732%,
4/22/38
‡,ž
85,751,724 85,811,750
AGL CLO 40 Ltd. 2025-40A A1, CME Term SOFR 3 Month + 1.2400%, 4.9732%,
7/22/38
‡,ž
9,750,000 9,754,096
AGL CLO 42 Ltd. 2025-42A A1, CME Term SOFR 3 Month + 1.3000%, 5.0332%,
7/22/38
‡,ž
24,890,000 24,948,760

Janus Henderson AAA CLO ETF
Schedule of Investments
(unaudited)
July 31, 2026

Shares/
Principal Amounts Value
Collateralized Loan Obligations - (continued)
AGL CLO 44 Ltd. 2025-44A A, CME Term SOFR 3 Month + 1.1500%, 4.8832%,
10/22/37
‡,ž
$ 41,000,000 $ 40,986,347
AGL CLO 5 Ltd. 2020-5A AR3, CME Term SOFR 3 Month + 1.2000%, 4.9292%,
1/20/39
‡,ž
70,000,000 69,999,650
AGL CLO 6 Ltd. 2020-6A A1R2, CME Term SOFR 3 Month + 1.2800%, 5.0092%,
4/20/38
‡,ž
11,750,000 11,774,668
AGL Core CLO 38 Ltd. 2025-38A A1, CME Term SOFR 3 Month + 1.2400%,
4.9732%, 1/22/38
‡,ž
96,500,000 96,548,154
AIMCO CLO 2015-AA A1R4, CME Term SOFR 3 Month + 1.2500%, 4.9995%,
10/17/38
‡,ž
94,266,000 94,387,745
AIMCO CLO 2018-AA B1R, CME Term SOFR 3 Month + 1.6500%, 5.3995%,
10/17/37
‡,ž
12,000,000 12,033,002
AIMCO CLO 10 Ltd. 2019-10A A2R3, CME Term SOFR 3 Month + 1.3900%,
5.0886%, 7/22/39
‡,ž
8,500,000 8,518,446
Aimco CLO 14 Ltd. 2021-14A A1R, CME Term SOFR 3 Month + 1.2200%,
4.9492%, 10/20/38
‡,ž
40,000,000 40,007,080
AIMCO CLO 17 Ltd. 2022-17A A1R, CME Term SOFR 3 Month + 1.3500%,
5.0832%, 7/20/37
‡,ž
14,200,000 14,213,565
Allegro CLO XIV Ltd. 2021-2A A1R, CME Term SOFR 3 Month + 1.3400%,
5.0929%, 10/15/37
‡,ž
10,000,000 10,016,500
Allegro CLO XVI Ltd. 2024-1A A2R, CME Term SOFR 3 Month + 1.5500%,
5.3602%, 4/25/37
‡,ž
9,710,000 9,722,552
Allegro CLO XVII Ltd. 2025-2A A2, CME Term SOFR 3 Month + 1.7200%,
5.5302%, 7/25/38
‡,ž
9,500,000 9,521,447
Allegro CLO XVIII Ltd. 2024-4A A1, CME Term SOFR 3 Month + 1.3800%,
5.1901%, 1/25/38
‡,ž
42,100,000 42,181,472
AMMC CLO 25 Ltd. 2022-25A A1R2, CME Term SOFR 3 Month + 1.3000%,
5.0529%, 10/15/38
‡,ž
109,100,000 109,322,488
AMMC CLO 26 Ltd. 2023-26A A1R, CME Term SOFR 3 Month + 1.2700%,
5.0229%, 4/15/36
‡,ž
167,750,000 167,822,954
AMMC CLO 30 Ltd. 2024-30A A1R, CME Term SOFR 3 Month + 1.2300%,
4.9829%, 4/15/39
‡,ž
64,000,000 64,057,050
AMMC CLO 32 Ltd. 2025-32A A1, CME Term SOFR 3 Month + 1.3600%,
5.1095%, 10/17/38
‡,ž
8,750,000 8,768,668
Anchorage Capital CLO 13 LLC 2019-13A ARR, CME Term SOFR 3 Month +
1.2700%, 5.0229%, 4/15/38
‡,ž
95,300,000 95,471,445
Anchorage Capital CLO 15 Ltd. 2020-15A A1R2, CME Term SOFR 3 Month +
1.4100%, 5.1392%, 7/20/38
‡,ž
90,000,000 90,214,470
Anchorage Capital CLO 16 Ltd. 2020-16A A1R2, CME Term SOFR 3 Month +
1.2500%, 4.9792%, 1/19/38
‡,ž
211,875,000 212,106,368
Anchorage Capital CLO 17 Ltd. 2021-17A A1R, CME Term SOFR 3 Month +
1.2300%, 4.9829%, 2/15/38
‡,ž
143,000,000 143,053,768
Anchorage Capital CLO 24 Ltd. 2022-24A A2R, CME Term SOFR 3 Month +
1.6500%, 5.4029%, 7/15/37
‡,ž
18,000,000 18,022,909
Anchorage Capital CLO 30 Ltd. 2024-30A A1, CME Term SOFR 3 Month +
1.3000%, 5.0292%, 1/20/37
‡,ž
28,250,000 28,261,588
Anchorage Capital CLO 31 Ltd. 2025-31A A1, CME Term SOFR 3 Month +
1.3000%, 5.0292%, 10/20/38
‡,ž
52,500,000 52,589,250
Anchorage Capital CLO 37 Ltd. 2026-37A A2, CME Term SOFR 3 Month +
1.4500%, 5.1579%, 4/20/39
‡,ž
8,000,000 8,012,002
Anchorage Capital CLO 6 Ltd. 2015-6A AR4, CME Term SOFR 3 Month +
1.3700%, 5.1032%, 7/22/38
‡,ž
34,500,000 34,557,684
Anchorage Capital CLO 8 Ltd. 2016-8A A1R3, CME Term SOFR 3 Month +
1.2900%, 5.1001%, 10/27/38
‡,ž
19,775,000 19,806,990

Janus Henderson AAA CLO ETF
Schedule of Investments
(unaudited)
July 31, 2026

Shares/
Principal Amounts Value
Collateralized Loan Obligations - (continued)
Anchorage Capital CLO 9 Ltd. 2016-9AR A1R4, CME Term SOFR 3 Month +
1.2200%, 0.0000%, 7/15/37
†,‡
$ 119,575,000 $ 119,575,000
Apex Credit CLO 12 Ltd. 2025-12A A1, CME Term SOFR 3 Month + 1.2700%,
4.9992%, 4/20/38
‡,ž
12,800,000 12,820,646
Apex Credit CLO 13 Ltd. 2025-13A A2, CME Term SOFR 3 Month + 1.6700%,
5.4032%, 1/22/39
‡,ž
15,000,000 15,036,715
Apex Credit CLO 2019 Ltd. 2019-1A A1R3, CME Term SOFR 3 Month + 1.3500%,
5.0792%, 7/18/37
‡,ž
100,000,000 100,143,780
Apex Credit CLO LLC 2020-2A AR, CME Term SOFR 3 Month + 1.4600%,
5.1892%, 10/20/38
‡,ž
73,750,000 73,944,671
Apex Credit CLO Ltd. 2024-1A A1R, CME Term SOFR 3 Month + 1.4000%,
5.1292%, 4/20/36
‡,ž
81,125,000 81,275,179
Apex Credit CLO Ltd. 2024-1A BR, CME Term SOFR 3 Month + 1.8500%,
5.5792%, 4/20/36
‡,ž
19,950,000 19,963,365
Apex Credit CLO Ltd. 2024-2A A, CME Term SOFR 3 Month + 1.5200%,
5.3301%, 7/25/37
‡,ž
34,650,000 34,743,631
Apidos CLO LIII 2025-53A A1, CME Term SOFR 3 Month + 1.3200%, 5.0492%,
7/20/38
‡,ž
23,450,000 23,503,560
Apidos CLO XLIV Ltd. 2023-44A A1R, CME Term SOFR 3 Month + 1.3600%,
5.1702%, 10/26/37
‡,ž
40,000,000 40,041,840
Apidos CLO XLIV Ltd. 2023-44A A2R, CME Term SOFR 3 Month + 1.5700%,
5.3801%, 10/26/37
‡,ž
10,000,000 10,010,304
Apidos CLO XVIII-R 2018-18A BR2, CME Term SOFR 3 Month + 1.7000%,
5.4332%, 1/22/38
‡,ž
8,320,000 8,340,050
Apidos CLO XXXVI 2021-36A BR, CME Term SOFR 3 Month + 1.5500%,
5.2792%, 1/20/39
‡,ž
20,580,000 20,656,560
ARES Loan Funding II Ltd. 2022-ALF2A A1R2, CME Term SOFR 3 Month +
1.2500%, 4.9792%, 10/20/38
‡,ž
130,000,000 130,166,491
Ares Loan Funding IX Ltd. 2025-ALF9A A1, CME Term SOFR 3 Month + 1.1800%,
4.9329%, 3/31/38
‡,ž
104,500,000 104,381,716
Ares Loan Funding VIII Ltd. 2024-ALF8 A1, CME Term SOFR 3 Month + 1.2500%,
5.0251%, 1/24/38
‡,ž
143,440,000 143,625,038
Ares LV CLO Ltd. 2020-55A A1R2, CME Term SOFR 3 Month + 1.3700%,
5.1229%, 10/15/37
‡,ž
39,250,000 39,316,607
ARES LX CLO Ltd. 2021-60A AR2, CME Term SOFR 3 Month + 0.9600%,
4.6892%, 7/18/34
‡,ž
27,500,000 27,493,042
Ares LXI CLO Ltd. 2021-61A A1R2, CME Term SOFR 3 Month + 1.2100%,
4.9392%, 4/20/37
‡,ž
197,500,000 197,482,422
Ares LXI CLO Ltd. 2021-61A A2R2, CME Term SOFR 3 Month + 1.4000%,
5.1292%, 4/20/37
‡,ž
9,900,000 9,923,958
Ares LXIII CLO Ltd. 2022-63A A1R, CME Term SOFR 3 Month + 1.3100%,
5.0629%, 10/15/38
‡,ž
10,000,000 10,027,485
Ares LXIV CLO Ltd. 2022-64A AR, CME Term SOFR 3 Month + 1.3600%,
5.1129%, 10/24/39
‡,ž
39,500,000 39,548,230
Ares LXIX CLO Ltd. 2024-69A A1R, CME Term SOFR 3 Month + 1.2500%,
5.0029%, 4/15/36
‡,ž
149,750,000 149,830,311
Ares LXVI CLO Ltd. 2022-66A A1R2, CME Term SOFR 3 Month + 1.2700%,
5.0802%, 10/25/38
‡,ž
33,350,000 33,400,128
Ares LXVII CLO Ltd. 2022-67A A1R, CME Term SOFR 3 Month + 1.1900%,
5.0002%, 1/25/38
‡,ž
90,350,000 90,261,376
Ares LXX CLO Ltd. 2023-70A BR, CME Term SOFR 3 Month + 1.5500%,
5.3602%, 1/25/39
‡,ž
40,000,000 40,150,408
Ares LXXI CLO Ltd. 2024-71A A1R, CME Term SOFR 3 Month + 1.2100%,
4.9773%, 4/20/37
‡,ž
125,000,000 124,984,125

Janus Henderson AAA CLO ETF
Schedule of Investments
(unaudited)
July 31, 2026

Shares/
Principal Amounts Value
Collateralized Loan Obligations - (continued)
Ares LXXII CLO Ltd. 2024-72A A2, CME Term SOFR 3 Month + 1.5800%,
5.3329%, 7/15/36
‡,ž
$ 24,500,000 $ 24,532,017
Ares LXXIV CLO Ltd. 2024-74A A2, CME Term SOFR 3 Month + 1.5500%,
5.3029%, 10/15/36
‡,ž
22,500,000 22,518,974
Ares LXXVII CLO Ltd. 2025-77A A1, CME Term SOFR 3 Month + 1.3200%,
5.0729%, 7/15/38
‡,ž
23,675,000 23,730,068
Ares XXVII CLO Ltd. 2013-2A BR3, CME Term SOFR 3 Month + 1.6500%,
5.4876%, 10/28/34
‡,ž
10,000,000 10,006,398
Ares XXXIV CLO Ltd. 2015-2A A2R4, CME Term SOFR 3 Month + 1.5500%,
5.2995%, 7/17/38
‡,ž
14,000,000 14,031,252
Arini US CLO I Ltd. 1A A, CME Term SOFR 3 Month + 1.5000%, 5.2529%,
4/15/38
‡,ž
10,000,000 10,030,929
Arini US CLO II Ltd. 2A A, CME Term SOFR 3 Month + 1.4000%, 5.1529%,
3/31/38
‡,ž
49,400,000 49,511,160
Atlantic Avenue Ltd. 2024-2A A, CME Term SOFR 3 Month + 1.6500%, 5.3792%,
4/20/37
‡,ž
50,000,000 50,097,035
Atrium XIV LLC 14A A2RR, CME Term SOFR 3 Month + 1.6100%, 5.4029%,
10/16/37
‡,ž
35,200,000 35,242,708
Atrium XV 15A A2RR, CME Term SOFR 3 Month + 1.5900%, 5.3829%, 7/16/37
‡,ž
47,250,000 47,312,975
Bain Capital Credit CLO Ltd. 2017-2A A2R3, CME Term SOFR 3 Month +
1.6000%, 5.4101%, 7/25/37
‡,ž
15,040,000 15,060,065
Bain Capital Credit CLO Ltd. 2021-2A A1R2, CME Term SOFR 3 Month +
0.9700%, 4.7629%, 7/16/34
‡,ž
25,000,000 24,994,980
Bain Capital Credit CLO Ltd. 2021-2A A2R2, CME Term SOFR 3 Month +
1.2000%, 4.9929%, 7/16/34
‡,ž
10,000,000 9,990,230
Bain Capital Credit CLO Ltd. 2021-2A BR2, CME Term SOFR 3 Month + 1.3500%,
5.1429%, 7/16/34
‡,ž
14,500,000 14,494,781
Bain Capital Credit CLO Ltd. 2021-4A BRR, CME Term SOFR 3 Month +
1.3500%, 5.0792%, 10/20/34
‡,ž
13,600,000 13,595,105
Bain Capital Credit CLO Ltd. 2022-1A A2R, CME Term SOFR 3 Month +
1.5000%, 5.2292%, 10/18/38
‡,ž
16,500,000 16,523,118
Bain Capital Credit CLO Ltd. 2022-4A A1R, CME Term SOFR 3 Month +
1.3800%, 5.1729%, 10/16/37
‡,ž
16,161,250 16,185,460
Bain Capital Credit CLO Ltd. 2023-1A A1R, CME Term SOFR 3 Month + 1.4000%,
5.1929%, 7/16/38
‡,ž
107,820,000 108,060,600
Bain Capital Credit CLO Ltd. 2023-4A A1R, CME Term SOFR 3 Month +
1.2300%, 4.9637%, 1/21/39
‡,ž
28,600,000 28,611,411
Bain Capital Credit CLO Ltd. 2024-1A A2R, CME Term SOFR 3 Month + 1.4700%,
5.2629%, 4/16/39
‡,ž
15,000,000 15,023,362
Bain Capital Credit CLO Ltd. 2024-3AR A1R, CME Term SOFR 3 Month +
1.2100%, 0.0000%, 7/16/37
†,‡,ž
153,920,000 153,920,770
Bain Capital Credit CLO Ltd. 2024-3AR A2R, CME Term SOFR 3 Month +
1.4100%, 0.0000%, 7/16/37
†,‡,ž
10,000,000 10,000,050
Bain Capital Credit CLO Ltd. 2024-6A A1, CME Term SOFR 3 Month + 1.3300%,
5.0637%, 1/21/38
‡,ž
20,000,000 20,028,692
Bain Capital Credit CLO Ltd. 2025-5A A2, CME Term SOFR 3 Month + 1.4500%,
5.1792%, 1/19/39
‡,ž
16,000,000 16,021,262
Balboa Bay Loan Funding Ltd. 2020-1A A2RR, CME Term SOFR 3 Month +
1.6200%, 5.3492%, 10/20/35
‡,ž
16,000,000 16,021,309
Balboa Bay Loan Funding Ltd. 2021-2A BR, CME Term SOFR 3 Month +
1.8000%, 5.5292%, 1/20/35
‡,ž
10,000,000 10,005,400
Balboa Bay Loan Funding Ltd. 2022-1A AR, CME Term SOFR 3 Month + 1.1900%,
4.9192%, 4/20/37
‡,ž
20,000,000 20,008,546
Balboa Bay Loan Funding Ltd. 2025-2A A2, CME Term SOFR 3 Month +
1.5000%, 5.2292%, 1/20/39
‡,ž
8,000,000 8,012,386

Janus Henderson AAA CLO ETF
Schedule of Investments
(unaudited)
July 31, 2026

Shares/
Principal Amounts Value
Collateralized Loan Obligations - (continued)
Ballyrock CLO 14 Ltd. 2020-14A AARR, CME Term SOFR 3 Month + 1.2000%,
4.9292%, 7/20/37
‡,ž
$ 138,254,000 $ 138,189,311
Ballyrock CLO 15 Ltd. 2021-1A A1R, CME Term SOFR 3 Month + 1.3300%,
5.0829%, 1/15/38
‡,ž
10,300,000 10,314,384
Ballyrock CLO 17 Ltd. 2021-17A A1AR, CME Term SOFR 3 Month + 1.2100%,
4.9392%, 10/20/38
‡,ž
102,500,000 102,523,616
Ballyrock CLO 26 Ltd. 2024-26A A1A, CME Term SOFR 3 Month + 1.5100%,
5.3201%, 7/25/37
‡,ž
20,750,000 20,803,400
Ballyrock CLO 32 Ltd. 2025-32A A1B, CME Term SOFR 3 Month + 1.4400%,
5.2502%, 1/25/39
‡,ž
15,000,000 15,042,000
Barings CLO Ltd. 2018-2A A1AR, CME Term SOFR 3 Month + 1.2200%,
5.0395%, 7/15/36
‡,ž
125,000,000 125,050,000
Barings CLO Ltd. 2019-1A AR2, CME Term SOFR 3 Month + 1.2500%, 5.0029%,
10/15/38
‡,ž
137,350,000 137,524,915
Barings CLO Ltd. 2022-2A A1R, CME Term SOFR 3 Month + 1.3700%, 5.1229%,
7/15/39
‡,ž
20,000,000 20,018,370
Barings CLO Ltd. 2025-1A A, CME Term SOFR 3 Month + 1.1300%, 4.8592%,
4/20/38
‡,ž
53,000,000 52,899,878
Barings CLO Ltd. 2025-4A A2, CME Term SOFR 3 Month + 1.5200%, 5.2729%,
10/15/40
‡,ž
18,000,000 18,025,873
Barings CLO Ltd. 2025-5A A1, CME Term SOFR 3 Month + 1.2700%, 5.0229%,
10/15/38
‡,ž
26,000,000 26,038,805
Barings CLO Ltd. 2025-7A A2, CME Term SOFR 3 Month + 1.4000%, 5.1529%,
1/15/38
‡,ž
10,000,000 10,002,837
Barrow Hanley CLO I Ltd. 2023-1A A1R, CME Term SOFR 3 Month + 1.3400%,
5.0692%, 1/20/38
‡,ž
70,000,000 70,104,692
Battalion CLO XXV Ltd. 2024-25A AR, CME Term SOFR 3 Month + 1.3000%,
5.0292%, 3/13/37
‡,ž
150,000,000 150,155,535
BBAM US CLO I Ltd. 2022-1A AR, CME Term SOFR 3 Month + 1.2000%,
4.9529%, 3/30/38
‡,ž
97,550,000 97,506,424
Bbam US CLO V Ltd. 2025-5A A1, CME Term SOFR 3 Month + 1.3600%,
5.1702%, 7/25/38
‡,ž
25,000,000 25,043,270
Belmont Park CLO Ltd. 2024-1A A1R, CME Term SOFR 3 Month + 1.2800%,
5.0329%, 4/15/37
‡,ž
15,000,000 15,016,741
Benefit Street Partners CLO 43 Ltd. 2025-43A A, CME Term SOFR 3 Month +
1.2700%, 4.9992%, 10/20/38
‡,ž
11,000,000 11,013,695
Benefit Street Partners CLO IV Ltd. 2014-IVA AR5, CME Term SOFR 3 Month +
1.2500%, 4.9792%, 10/20/38
‡,ž
27,225,000 27,260,392
Benefit Street Partners CLO X Ltd. 2016-10A A1R3, CME Term SOFR 3 Month +
1.3000%, 5.0292%, 7/20/38
‡,ž
21,540,000 21,587,231
Benefit Street Partners CLO XII-B Ltd. 2017-12BRA A, CME Term SOFR 3 Month
+ 1.3700%, 5.1229%, 10/15/37
‡,ž
113,841,000 114,018,706
Benefit Street Partners CLO XLV Ltd. 2025-45A A2, CME Term SOFR 3 Month +
1.4400%, 5.1692%, 1/20/39
‡,ž
16,500,000 16,521,224
Benefit Street Partners CLO XV Ltd. 2018-15A A1R2, CME Term SOFR 3 Month +
1.2200%, 4.9729%, 7/15/37
‡,ž
67,400,000 67,388,609
Benefit Street Partners CLO XXI Ltd. 2020-21A A2R2, CME Term SOFR 3 Month
+ 1.4500%, 5.2029%, 1/15/39
‡,ž
13,500,000 13,517,923
Benefit Street Partners CLO XXVIII Ltd. 2022-28A AR, CME Term SOFR 3 Month
+ 1.3500%, 5.0792%, 10/20/37
‡,ž
16,250,000 16,273,644
Benefit Street Partners CLO XXXII Ltd. 2023-32A AR, CME Term SOFR 3 Month
+ 1.2100%, 5.0201%, 10/25/38
‡,ž
45,000,000 45,012,272
Benefit Street Partners CLO XXXVIII Ltd. 2024-38A A, CME Term SOFR 3 Month
+ 1.3100%, 5.1202%, 1/25/38
‡,ž
47,633,000 47,735,963

Janus Henderson AAA CLO ETF
Schedule of Investments
(unaudited)
July 31, 2026

Shares/
Principal Amounts Value
Collateralized Loan Obligations - (continued)
Birch Grove CLO 11 Ltd. 2024-11A A1, CME Term SOFR 3 Month + 1.3600%,
5.0932%, 1/22/38
‡,ž
$ 141,000,000 $ 141,247,441
BlueMountain CLO XXV Ltd. 2019-25A A1RR, CME Term SOFR 3 Month +
1.3500%, 5.1029%, 1/15/38
‡,ž
105,760,000 105,922,701
BlueMountain CLO XXV Ltd. 2019-25A A2RR, CME Term SOFR 3 Month +
1.6000%, 5.3529%, 1/15/38
‡,ž
7,500,000 7,510,098
BlueMountain CLO XXXIII Ltd. 2021-33A A1R, CME Term SOFR 3 Month +
1.3600%, 5.0892%, 10/20/38
‡,ž
23,250,000 23,299,953
BlueMountain CLO XXXV Ltd. 2022-35A A1R, CME Term SOFR 3 Month +
1.4200%, 5.1532%, 10/22/37
‡,ž
63,450,000 63,576,805
BlueMountain CLO XXXV Ltd. 2022-35A A2R, CME Term SOFR 3 Month +
1.7000%, 5.4332%, 10/22/37
‡,ž
11,000,000 11,018,322
Brant Point CLO Ltd. 2023-1A A1R, CME Term SOFR 3 Month + 1.3800%,
5.1901%, 7/26/38
‡,ž
12,600,000 12,624,535
Bridge Street CLO V Ltd. 2025-1A A1, CME Term SOFR 3 Month + 1.2200%,
4.9492%, 4/20/38
‡,ž
16,250,000 16,254,713
Canyon Capital CLO Ltd. 2019-1A BRR, CME Term SOFR 3 Month + 1.8000%,
5.5529%, 7/15/37
‡,ž
7,000,000 7,007,629
Canyon Capital CLO Ltd. 2019-2A BR2, CME Term SOFR 3 Month + 1.5000%,
5.2529%, 10/15/34
‡,ž
29,500,000 29,496,165
Capital Four US CLO III Ltd. 2022-2A A1R, CME Term SOFR 3 Month + 1.2600%,
4.9937%, 4/21/38
‡,ž
25,000,000 25,029,990
Captree Park CLO Ltd. 2024-1A A1R, CME Term SOFR 3 Month + 1.2000%,
4.9292%, 7/20/37
‡,ž
150,000,000 149,973,150
Captree Park CLO Ltd. 2024-1A A2R, CME Term SOFR 3 Month + 1.4150%,
5.1442%, 7/20/37
‡,ž
31,750,000 31,773,514
Carlyle US CLO Ltd. 2017-2A AR3, CME Term SOFR 3 Month + 1.2200%,
4.9492%, 7/20/37
‡,ž
95,000,000 94,999,050
Carlyle US CLO Ltd. 2019-2A AR2, CME Term SOFR 3 Month + 1.3600%,
5.1129%, 10/15/37
‡,ž
93,860,000 93,996,951
Carlyle US CLO Ltd. 2021-10A A1R, CME Term SOFR 3 Month + 1.3100%,
5.0392%, 1/20/38
‡,ž
174,750,000 175,159,265
Carlyle US CLO Ltd. 2021-11A A2R2, CME Term SOFR 3 Month + 1.4500%,
5.2251%, 7/25/39
‡,ž
13,500,000 13,539,807
Carlyle US CLO Ltd. 2021-1A A1AR, CME Term SOFR 3 Month + 1.3700%,
5.1229%, 1/15/40
‡,ž
15,250,000 15,279,466
Carlyle US CLO Ltd. 2021-7A A1R, CME Term SOFR 3 Month + 1.2000%,
4.9529%, 4/15/38
‡,ž
54,100,000 54,112,032
Carlyle US CLO Ltd. 2021-8A A1R, CME Term SOFR 3 Month + 1.2700%,
5.0229%, 10/15/38
‡,ž
181,550,000 181,819,965
Carlyle US CLO Ltd. 2022-1A BR, CME Term SOFR 3 Month + 1.4200%,
5.1729%, 4/15/35
‡,ž
28,335,000 28,346,056
Carlyle US CLO Ltd. 2022-4A A2R, CME Term SOFR 3 Month + 1.5700%,
5.3801%, 7/25/36
‡,ž
16,150,000 16,171,583
Carlyle US CLO Ltd. 2022-5A A2R, CME Term SOFR 3 Month + 1.6000%,
5.3529%, 10/15/37
‡,ž
25,000,000 25,029,038
Carlyle US CLO Ltd. 2023-3A A1R, CME Term SOFR 3 Month + 1.2300%,
4.9829%, 10/15/38
‡,ž
15,000,000 15,004,204
Carlyle US CLO Ltd. 2025-3A A, CME Term SOFR 3 Month + 1.3800%, 5.1901%,
7/25/38
‡,ž
10,000,000 10,025,980
Carlyle US CLO Ltd. 2025-5A A2, CME Term SOFR 3 Month + 1.4500%,
5.2029%, 1/15/39
‡,ž
7,500,000 7,509,423
Carlyle US CLO Ltd. 2025-6A A2, CME Term SOFR 3 Month + 1.4500%,
5.1792%, 1/20/39
‡,ž
10,000,000 10,012,801

Janus Henderson AAA CLO ETF
Schedule of Investments
(unaudited)
July 31, 2026

Shares/
Principal Amounts Value
Collateralized Loan Obligations - (continued)
Carlyle US CLO Ltd. 2025-7A A2, CME Term SOFR 3 Month + 1.4400%,
5.2502%, 1/25/39
‡,ž
$ 15,000,000 $ 15,018,645
Carlyle US CLO Ltd. 2026-2A A2, CME Term SOFR 3 Month + 1.5000%,
5.1633%, 4/20/39
‡,ž
19,000,000 19,032,353
Carlyle US CLO Ltd. 2026-3A A2, CME Term SOFR 3 Month + 1.5000%,
5.1677%, 4/15/39
‡,ž
21,000,000 21,037,800
CarVal CLO VII-C Ltd. 2023-1A A1R, CME Term SOFR 3 Month + 1.4400%,
5.1692%, 7/20/37
‡,ž
10,000,000 10,010,772
Carval CLO VIII-C Ltd. 2022-2A A1R, CME Term SOFR 3 Month + 1.4200%,
5.1532%, 10/22/37
‡,ž
26,500,000 26,553,000
Cayuga Park CLO Ltd. 2020-1A AR2, CME Term SOFR 3 Month + 1.2000%,
4.9495%, 10/17/38
‡,ž
37,500,000 37,488,712
CBAM Ltd. 2017-1A AR2, CME Term SOFR 3 Month + 1.3900%, 5.1192%,
1/20/38
‡,ž
162,000,000 162,225,941
CBAMR Ltd. 2019-11RA A2R, CME Term SOFR 3 Month + 1.4800%, 5.2092%,
3/20/38
‡,ž
22,000,000 22,032,721
CBAMR Ltd. 2021-14A A1R, CME Term SOFR 3 Month + 1.2800%, 5.0092%,
10/20/38
‡,ž
101,450,000 101,585,436
Cedar Funding II CLO Ltd. 2013-1A AR3, CME Term SOFR 3 Month + 1.3100%,
5.0432%, 7/22/38
‡,ž
23,695,000 23,745,314
Cedar Funding IV CLO Ltd. 2014-4A AR3, CME Term SOFR 3 Month + 1.3400%,
5.0922%, 1/23/38
‡,ž
126,075,000 126,247,950
Cedar Funding IX CLO Ltd. 2018-9AR ARR, CME Term SOFR 3 Month +
1.2300%, 0.0000%, 7/20/37
†,‡,ž
29,000,000 29,000,145
Cedar Funding V CLO Ltd. 2016-5A AR2, CME Term SOFR 3 Month + 1.2600%,
5.0095%, 1/17/39
‡,ž
10,500,000 10,512,894
Cedar Funding VII CLO Ltd. 2018-7A AR2, CME Term SOFR 3 Month + 1.2800%,
5.0092%, 10/20/38
‡,ž
96,080,000 96,208,267
Cedar Funding VIII CLO Ltd. 2017-8A ARR, CME Term SOFR 3 Month + 1.2200%,
4.9695%, 1/17/38
‡,ž
9,500,000 9,495,692
Cedar Funding XII CLO Ltd. 2020-12A ARR, CME Term SOFR 3 Month +
1.2000%, 5.0101%, 1/25/38
‡,ž
25,000,000 24,985,043
Cedar Funding XIV CLO Ltd. 2021-14A AR, CME Term SOFR 3 Month + 1.3800%,
5.1329%, 10/15/37
‡,ž
143,415,000 143,685,610
Cedar Funding XIX CLO Ltd. 2024-19A A1, CME Term SOFR 3 Month + 1.3300%,
5.0822%, 1/23/38
‡,ž
20,000,000 20,025,442
Cedar Funding XV CLO Ltd. 2022-15A BR, CME Term SOFR 3 Month + 1.6500%,
5.3792%, 1/20/39
‡,ž
23,200,000 23,236,201
CFIP CLO Ltd. 2021-1A A, CME Term SOFR 3 Month + 1.4816%, 5.2108%,
1/20/35
‡,ž
18,000,000 18,007,985
CIFC Funding 2021-2A A1R, CME Term SOFR 3 Month + 1.2000%, 4.9529%,
1/15/39
‡,ž
135,050,000 135,050,594
CIFC Funding 2021-2A A2R, CME Term SOFR 3 Month + 1.4300%, 5.1829%,
1/15/39
‡,ž
10,000,000 10,027,601
CIFC Funding Ltd. 2014-2RA AR, CME Term SOFR 3 Month + 1.3600%, 5.1351%,
10/24/37
‡,ž
10,000,000 10,015,560
CIFC Funding Ltd. 2014-3A A1R, CME Term SOFR 3 Month + 1.1800%, 4.9329%,
3/31/38
‡,ž
70,359,276 70,281,578
CIFC Funding Ltd. 2014-5A A1R3, CME Term SOFR 3 Month + 1.3800%,
5.1295%, 7/17/37
‡,ž
163,200,000 163,276,296
CIFC Funding Ltd. 2014-5A A2R3, CME Term SOFR 3 Month + 1.5800%,
5.3295%, 7/17/37
‡,ž
11,250,000 11,264,178
CIFC Funding Ltd. 2017-1A AR3, CME Term SOFR 3 Month + 1.2000%, 4.9337%,
4/21/37
‡,ž
150,000,000 149,975,250

Janus Henderson AAA CLO ETF
Schedule of Investments
(unaudited)
July 31, 2026

Shares/
Principal Amounts Value
Collateralized Loan Obligations - (continued)
CIFC Funding Ltd. 2017-3A AR2, CME Term SOFR 3 Month + 1.2000%,
4.9292%, 4/20/37
‡,ž
$ 150,000,000 $ 149,971,650
CIFC Funding Ltd. 2018-1A A1R, CME Term SOFR 3 Month + 1.3200%, 5.0492%,
1/18/38
‡,ž
14,811,000 14,834,721
CIFC Funding Ltd. 2018-1A A2R, CME Term SOFR 3 Month + 1.5600%, 5.2892%,
1/18/38
‡,ž
22,000,000 22,025,298
CIFC Funding Ltd. 2018-3A A1R, CME Term SOFR 3 Month + 1.2700%, 4.9992%,
10/18/38
‡,ž
20,172,000 20,202,242
CIFC Funding Ltd. 2018-3A A2R, CME Term SOFR 3 Month + 1.5000%,
5.2292%, 10/18/38
‡,ž
8,000,000 8,027,311
CIFC Funding Ltd. 2019-4A A1R2, CME Term SOFR 3 Month + 1.3000%,
5.0529%, 7/15/38
‡,ž
55,075,000 55,206,459
CIFC Funding Ltd. 2019-4A AJR2, CME Term SOFR 3 Month + 1.5700%,
5.3229%, 7/15/38
‡,ž
15,000,000 15,036,078
CIFC Funding Ltd. 2019-5A A2R2, CME Term SOFR 3 Month + 1.5200%,
5.2729%, 10/15/38
‡,ž
15,000,000 15,021,168
CIFC Funding Ltd. 2019-7A A2R, CME Term SOFR 3 Month + 1.5300%,
5.2592%, 10/19/38
‡,ž
12,000,000 12,017,051
CIFC Funding Ltd. 2020-3A A1R2, CME Term SOFR 3 Month + 1.2100%,
4.9392%, 10/20/38
‡,ž
158,700,000 158,779,350
CIFC Funding Ltd. 2020-3A A2R2, CME Term SOFR 3 Month + 1.4400%,
5.1692%, 10/20/38
‡,ž
10,000,000 10,011,005
CIFC Funding Ltd. 2021-4A AR, CME Term SOFR 3 Month + 1.3600%, 5.1122%,
7/23/37
‡,ž
22,161,000 22,181,215
CIFC Funding Ltd. 2021-5A A1R, CME Term SOFR 3 Month + 1.2600%, 5.0129%,
1/15/38
‡,ž
75,950,000 76,051,014
CIFC Funding Ltd. 2023-1A A1R, CME Term SOFR 3 Month + 1.2400%, 4.9929%,
10/15/38
‡,ž
15,000,000 15,006,960
CIFC Funding Ltd. 2023-1A A2R, CME Term SOFR 3 Month + 1.4500%,
5.2029%, 10/15/38
‡,ž
10,000,000 10,029,208
CIFC Funding Ltd. 2024-1A AR, CME Term SOFR 3 Month + 1.2000%, 4.9292%,
4/18/37
‡,ž
160,250,000 160,220,193
CIFC Funding Ltd. 2024-2AR A1R, CME Term SOFR 3 Month + 1.2000%,
0.0000%, 4/22/37
†,‡,ž
100,000,000 100,000,000
CIFC Funding Ltd. 2024-2AR A2R, CME Term SOFR 3 Month + 1.4000%,
0.0000%, 4/22/37
†,‡,ž
18,000,000 18,000,000
CIFC Funding Ltd. 2025-3A A1, CME Term SOFR 3 Month + 1.3500%, 5.0837%,
7/21/38
‡,ž
29,850,000 29,905,058
CIFC Funding Ltd. 2025-4A A1, CME Term SOFR 3 Month + 1.2900%, 5.0651%,
10/24/38
‡,ž
47,500,000 47,609,582
CIFC Funding Ltd. 2025-7A A1, CME Term SOFR 3 Month + 1.2000%, 4.9332%,
1/22/39
‡,ž
29,750,000 29,750,544
CIFC Funding Ltd. 2025-8A A2, CME Term SOFR 3 Month + 1.4200%, 5.1951%,
1/24/39
‡,ž
10,000,000 10,011,182
CIFC Funding Ltd. 2025-9A A1, CME Term SOFR 3 Month + 1.1900%, 4.9237%,
1/21/38
‡,ž
67,715,000 67,705,249
Clover CLO LLC 2018-1A A1R3, CME Term SOFR 3 Month + 1.3100%, 5.0392%,
4/20/37
‡,ž
109,750,000 109,876,169
Clover CLO LLC 2018-1A A2R3, CME Term SOFR 3 Month + 1.5300%, 5.2592%,
4/20/37
‡,ž
30,000,000 30,085,851
Clover CLO LLC 2020-1A A1R3, CME Term SOFR 3 Month + 1.2300%, 4.8541%,
7/15/37
‡,ž
175,000,000 174,984,250
CQS US CLO 5 Ltd. 2025-5A A2, CME Term SOFR 3 Month + 1.5200%,
5.2695%, 1/17/39
‡,ž
22,800,000 22,838,368

Janus Henderson AAA CLO ETF
Schedule of Investments
(unaudited)
July 31, 2026

Shares/
Principal Amounts Value
Collateralized Loan Obligations - (continued)
Crown City CLO I 2020-1A A1RR, CME Term SOFR 3 Month + 1.3700%,
5.0992%, 7/20/38
‡,ž
$ 38,000,000 $ 38,070,053
Crown City CLO IV 2022-4A A2R2, CME Term SOFR 3 Month + 1.7200%,
5.4492%, 4/20/37
‡,ž
40,000,000 40,077,588
Crown City CLO IV 2022-4A AJR, CME Term SOFR 3 Month + 1.5100%,
5.2392%, 4/20/37
‡,ž
19,000,000 19,059,871
Crown Point CLO 11 Ltd. 2021-11A A1R, CME Term SOFR 3 Month + 1.2600%,
5.0095%, 2/28/38
‡,ž
20,000,000 20,020,288
Crown Point CLO 8 Ltd. 2019-8A AR, CME Term SOFR 3 Month + 1.4516%,
5.1808%, 10/20/34
‡,ž
10,000,000 10,002,562
CTM CLO Ltd. 2025-1A A1, CME Term SOFR 3 Month + 1.5000%, 5.2529%,
7/15/38
‡,ž
13,100,000 13,141,182
CTM CLO Ltd. 2025-2A A1, CME Term SOFR 3 Month + 1.3200%, 5.0492%,
10/20/38
‡,ž
11,875,000 11,897,804
Danby Park CLO Ltd. 2022-1A AR, CME Term SOFR 3 Month + 1.3600%,
5.0937%, 10/21/37
‡,ž
10,500,000 10,515,931
Diameter Capital CLO 1 Ltd. 2021-1A A1R, CME Term SOFR 3 Month + 1.3900%,
5.1429%, 10/15/37
‡,ž
112,915,000 113,126,795
Diameter Capital CLO 2 Ltd. 2021-2A A1R, CME Term SOFR 3 Month + 1.3900%,
5.1429%, 10/15/37
‡,ž
3,000,000 3,005,608
Eaton Vance CLO Ltd. 2013-1A AR4, CME Term SOFR 3 Month + 1.3400%,
5.0929%, 10/15/38
‡,ž
55,700,000 55,799,703
Elevation CLO Ltd. 2013-1A A1R3, CME Term SOFR 3 Month + 1.4000%,
5.2102%, 7/25/38
‡,ž
19,000,000 19,040,953
Elevation CLO Ltd. 2016-5A A1RR, CME Term SOFR 3 Month + 1.3700%,
5.1802%, 1/25/38
‡,ž
19,250,000 19,279,660
Elevation CLO Ltd. 2021-14A A1R, CME Term SOFR 3 Month + 1.2800%,
5.0092%, 1/20/38
‡,ž
62,250,000 62,366,576
Elevation CLO Ltd. 2025-18A A1, CME Term SOFR 3 Month + 1.2400%, 4.9692%,
3/28/38
‡,ž
142,300,000 142,424,086
Elmwood CLO 16 Ltd. 2022-3A ARR, CME Term SOFR 3 Month + 1.1100%,
4.8392%, 4/20/37
‡,ž
159,000,000 158,824,782
Elmwood CLO 18 Ltd. 2022-5A AR3, CME Term SOFR 3 Month + 1.2100%,
4.8500%, 7/17/37
‡,ž
125,000,000 124,991,625
Elmwood CLO 19 Ltd. 2022-6A AR2, CME Term SOFR 3 Month + 1.2400%,
4.9895%, 10/17/38
‡,ž
50,240,000 50,262,809
Elmwood CLO 24 Ltd. 2023-3A AR, CME Term SOFR 3 Month + 1.3200%,
5.0695%, 1/17/38
‡,ž
44,692,000 44,692,000
Elmwood CLO 28 Ltd. 2024-4A AR, CME Term SOFR 3 Month + 1.2200%,
4.9695%, 4/17/37
‡,ž
150,000,000 149,995,500
Elmwood CLO 29 Ltd. 2024-5A A1R2, CME Term SOFR 3 Month + 1.2000%,
4.9292%, 4/20/37
‡,ž
146,500,000 146,471,139
Elmwood CLO 30 Ltd. 2024-6A A, CME Term SOFR 3 Month + 1.4300%,
5.1795%, 7/17/37
‡,ž
32,000,000 32,020,150
Elmwood CLO 35 Ltd. 2024-11A B, CME Term SOFR 3 Month + 1.6500%,
5.3792%, 10/18/37
‡,ž
14,000,000 14,040,039
Elmwood CLO II Ltd. 2019-2A A1RR, CME Term SOFR 3 Month + 1.3500%,
5.0792%, 10/20/37
‡,ž
75,315,000 75,405,928
Elmwood CLO III Ltd. 2019-3A A1RR, CME Term SOFR 3 Month + 1.3800%,
5.1092%, 7/18/37
‡,ž
38,000,000 38,010,059
Elmwood CLO IV Ltd. 2020-1A ARR, CME Term SOFR 3 Month + 1.2500%,
4.9792%, 4/18/37
‡,ž
123,000,000 123,066,076
Elmwood CLO VI Ltd. 2020-3A AR3, CME Term SOFR 3 Month + 1.2000%,
4.9292%, 7/18/37
‡,ž
111,815,000 111,792,749

Janus Henderson AAA CLO ETF
Schedule of Investments
(unaudited)
July 31, 2026

Shares/
Principal Amounts Value
Collateralized Loan Obligations - (continued)
Elmwood CLO VII Ltd. 2020-4A A1RR, CME Term SOFR 3 Month + 1.3600%,
5.1095%, 10/17/37
‡,ž
$ 103,750,000 $ 103,750,000
Elmwood CLO VIII Ltd. 2021-1A ARR, CME Term SOFR 3 Month + 1.2200%,
4.9492%, 4/20/37
‡,ž
154,550,000 154,541,963
Elmwood CLO XII Ltd. 2021-5A AR, CME Term SOFR 3 Month + 1.3600%,
5.1129%, 10/15/37
‡,ž
29,600,000 29,600,000
Empower CLO Ltd. 2022-1A A1R, CME Term SOFR 3 Month + 1.3900%, 5.1192%,
10/20/37
‡,ž
11,000,000 11,019,800
Flatiron CLO 23 LLC 2023-1A AR, CME Term SOFR 3 Month + 1.2400%,
4.9895%, 4/17/36
‡,ž
21,500,000 21,507,011
Fortress Credit BSL XVIII Ltd. 2023-1A A1R, CME Term SOFR 3 Month +
1.5700%, 5.3222%, 4/23/36
‡,ž
168,000,000 168,536,474
Fortress Credit BSL XVIII Ltd. 2023-1A BR, CME Term SOFR 3 Month + 1.8500%,
5.6022%, 4/23/36
‡,ž
7,500,000 7,505,101
Fortress Credit BSL XXIII Ltd. 2025-2A A, CME Term SOFR 3 Month + 1.4000%,
5.1529%, 10/15/38
‡,ž
13,500,000 13,524,287
Fortress Credit BSL XXIV Ltd. 2025-1A A, CME Term SOFR 3 Month + 1.2700%,
4.9992%, 4/20/38
‡,ž
47,500,000 47,587,448
Fortress Credit BSL XXVI Ltd. 2024-4A A, CME Term SOFR 3 Month + 1.4000%,
5.1529%, 1/15/38
‡,ž
20,000,000 20,027,412
Fortress Credit BSL XXVII Ltd. 2026-2A A2, CME Term SOFR 3 Month +
1.5500%, 5.3173%, 7/20/39
‡,ž
8,000,000 8,000,630
Galaxy 35 CLO Ltd. 2025-35A A, CME Term SOFR 3 Month + 1.1800%,
4.9092%, 4/20/38
‡,ž
171,500,000 171,356,866
Gallatin CLO XI Ltd. 2024-1A A1, CME Term SOFR 3 Month + 1.4800%, 5.2092%,
10/20/37
‡,ž
20,000,000 20,051,710
Garnet CLO 2 Ltd. 2025-2A A, CME Term SOFR 3 Month + 1.3500%, 5.0792%,
10/20/38
‡,ž
20,000,000 20,033,620
GoldenTree Loan Management US CLO 10 Ltd. 2021-10A AJ, CME Term SOFR 3
Month + 1.5800%, 5.3092%, 10/20/37
‡,ž
18,900,000 18,919,316
GoldenTree Loan Management US CLO 12 Ltd. 2022-12A AR2, CME Term SOFR
3 Month + 1.2000%, 4.9292%, 7/20/36
‡,ž
100,000,000 99,998,350
GoldenTree Loan Management US CLO 16 Ltd. 2022-16A ARR, CME Term SOFR
3 Month + 1.1200%, 4.8492%, 1/20/38
‡,ž
73,680,000 73,548,253
GoldenTree Loan Management US CLO 20 Ltd. 2024-20A AR, CME Term SOFR
3 Month + 1.2100%, 4.9392%, 4/20/39
‡,ž
25,000,000 24,994,865
GoldenTree Loan Management US CLO 22 Ltd. 2024-22A AJ, CME Term SOFR 3
Month + 1.4500%, 5.1792%, 10/20/37
‡,ž
12,000,000 12,004,996
GoldenTree Loan Management US CLO 22 Ltd. 2024-22A B, CME Term SOFR 3
Month + 1.6500%, 5.3792%, 10/20/37
‡,ž
10,000,000 10,020,602
GoldenTree Loan Management US CLO 24 Ltd. 2025-24A AJ, CME Term SOFR 3
Month + 1.3500%, 5.0792%, 10/20/38
‡,ž
10,000,000 10,002,795
GoldenTree Loan Management US CLO 26 Ltd. 2025-26A AJ, CME Term SOFR 3
Month + 1.5500%, 5.2792%, 7/20/38
‡,ž
10,500,000 10,515,420
GoldenTree Loan Management US CLO 27 Ltd. 2025-27A A, CME Term SOFR 3
Month + 1.1900%, 4.9192%, 1/20/39
‡,ž
111,000,000 111,026,762
GoldenTree Loan Management US CLO 27 Ltd. 2025-27A AJ, CME Term SOFR 3
Month + 1.4200%, 5.1492%, 1/20/39
‡,ž
10,000,000 10,010,913
GoldenTree Loan Management US CLO 9 Ltd. 2021-9A AR2, CME Term SOFR 3
Month + 1.2300%, 4.9592%, 4/20/37
‡,ž
125,000,000 125,027,500
Golub Capital Partners CLO 41B-R Ltd. 2019-41A AR2, CME Term SOFR 3 Month
+ 1.3300%, 5.0592%, 7/20/38
‡,ž
15,420,000 15,448,912
Golub Capital Partners CLO 43B Ltd. 2019-43A A1R, CME Term SOFR 3 Month
+ 1.3400%, 5.0692%, 10/20/37
‡,ž
33,175,000 33,224,547

Janus Henderson AAA CLO ETF
Schedule of Investments
(unaudited)
July 31, 2026

Shares/
Principal Amounts Value
Collateralized Loan Obligations - (continued)
Golub Capital Partners CLO 58B-R Ltd. 2021-58A A2R, CME Term SOFR 3
Month + 1.5500%, 5.3602%, 10/25/37
‡,ž
$ 12,000,000 $ 12,018,703
Golub Capital Partners CLO 81 B Ltd. 2025-81A A1, CME Term SOFR 3 Month +
1.3100%, 5.0392%, 7/20/38
‡,ž
58,000,000 58,131,434
Greenacre Park CLO LLC 2021-2A AR, CME Term SOFR 3 Month + 1.3700%,
5.0992%, 7/20/37
‡,ž
11,550,000 11,569,231
Greywolf CLO IV Ltd. 2019-1A A1R2, CME Term SOFR 3 Month + 1.2400%,
4.9895%, 4/17/34
‡,ž
10,199,872 10,207,055
Greywolf CLO IV Ltd. 2019-1A A2R2, CME Term SOFR 3 Month + 1.8000%,
5.5495%, 4/17/34
‡,ž
32,320,000 32,362,986
Guggenheim CLO Ltd. 2022-2A A2R, CME Term SOFR 3 Month + 1.4000%,
5.1529%, 1/15/35
‡,ž
10,000,000 9,999,675
HalseyPoint CLO 3 Ltd. 2020-3A A1R, CME Term SOFR 3 Month + 1.4800%,
5.3230%, 7/30/37
‡,ž
10,170,000 10,199,289
Halseypoint CLO 6 Ltd. 2022-6A A1R, CME Term SOFR 3 Month + 1.3500%,
5.0792%, 1/20/38
‡,ž
23,000,000 23,038,624
Halseypoint CLO 7 Ltd. 2023-7A A1R, CME Term SOFR 3 Month + 1.4500%,
5.1792%, 7/20/38
‡,ž
36,950,000 37,049,905
Halseypoint CLO II Ltd. 2020-2A AR, CME Term SOFR 3 Month + 1.5200%,
5.2492%, 7/20/37
‡,ž
15,000,000 15,016,293
Harmony-Peace Park CLO Ltd. 2024-1A A, CME Term SOFR 3 Month + 1.3500%,
5.0792%, 10/20/37
‡,ž
26,850,000 26,882,373
Harvest US CLO Ltd. 2025-1A A1, CME Term SOFR 3 Month + 1.1800%,
4.9092%, 4/18/38
‡,ž
25,000,000 24,964,807
Harvest US CLO Ltd. 2025-2A A1, CME Term SOFR 3 Month + 1.3300%,
5.0795%, 7/17/38
‡,ž
52,000,000 52,076,081
Hayfin US XII Ltd. 2020-12A A1R, CME Term SOFR 3 Month + 1.2300%,
4.9592%, 1/20/38
‡,ž
33,210,000 33,217,140
Hayfin US XIV Ltd. 2021-14A AJR, CME Term SOFR 3 Month + 1.5500%,
5.2792%, 3/20/38
‡,ž
13,525,000 13,551,122
Hayfin US XV Ltd. 2024-15A A2, CME Term SOFR 3 Month + 1.9200%, 5.7576%,
4/28/37
‡,ž
8,000,000 8,010,682
Honey Hill Park CLO Ltd. 2026-1A A2, CME Term SOFR 3 Month + 1.3000%,
5.0195%, 4/24/39
‡,ž
14,000,000 14,008,987
HPS Loan Management Ltd. 2019-15A A1R2, CME Term SOFR 3 Month +
1.2400%, 4.9732%, 10/22/38
‡,ž
80,000,000 80,035,760
HPS Loan Management Ltd. 2026-27A A2, CME Term SOFR 3 Month + 1.3600%,
5.0899%, 4/15/39
‡,ž
13,500,000 13,513,083
ICG US CLO I Ltd. 2023-1A AR, CME Term SOFR 3 Month + 1.3800%, 5.1092%,
7/18/38
‡,ž
32,000,000 32,061,885
Invesco U.S. CLO Ltd. 2023-4A A1R, CME Term SOFR 3 Month + 1.2200%,
4.9492%, 1/18/39
‡,ž
44,075,000 44,064,334
Invesco U.S. CLO Ltd. 2024-2A A1R, CME Term SOFR 3 Month + 1.2100%,
4.9629%, 7/15/37
‡,ž
77,000,000 76,977,747
Invesco US CLO Ltd. 2023-4A A2R, CME Term SOFR 3 Month + 1.4500%,
5.1792%, 1/18/39
‡,ž
10,000,000 10,013,333
Invesco US CLO Ltd. 2024-4A A1, CME Term SOFR 3 Month + 1.3300%,
5.0829%, 1/15/38
‡,ž
55,175,000 55,247,014
Katayma CLO I Ltd. 2023-1A AR, CME Term SOFR 3 Month + 1.2700%,
4.9992%, 1/20/39
‡,ž
20,000,000 20,028,680
Katayma CLO II Ltd. 2024-2A A1, CME Term SOFR 3 Month + 1.6500%,
5.3792%, 4/20/37
‡,ž
98,500,000 98,691,533
Kennedy Lewis CLO 12 Ltd. 2023-12A AR, CME Term SOFR 3 Month + 1.3300%,
5.0592%, 7/20/38
‡,ž
54,070,000 54,169,813

Janus Henderson AAA CLO ETF
Schedule of Investments
(unaudited)
July 31, 2026

Shares/
Principal Amounts Value
Collateralized Loan Obligations - (continued)
Kennedy Lewis CLO 13 Ltd. 2023-13A A1R, CME Term SOFR 3 Month + 1.1400%,
4.8692%, 1/20/38
‡,ž
$ 17,200,000 $ 17,190,162
Kennedy Lewis CLO 13 Ltd. 2023-13A A2R, CME Term SOFR 3 Month +
1.4000%, 5.1292%, 1/20/38
‡,ž
11,850,000 11,872,611
Kennedy Lewis CLO 14 Ltd. 2024-14A AR, CME Term SOFR 3 Month + 1.3200%,
5.0532%, 4/22/37
‡,ž
125,000,000 125,147,075
Kennedy Lewis CLO 20 Ltd. 2024-20A A, CME Term SOFR 3 Month + 1.3000%,
5.1101%, 1/25/38
‡,ž
24,925,000 24,977,260
Kennedy Lewis CLO 20 Ltd. 2024-20A B, CME Term SOFR 3 Month + 1.7000%,
5.5101%, 1/25/38
‡,ž
11,700,000 11,720,830
Kennedy Lewis CLO 22 Ltd. 2025-22A A, CME Term SOFR 3 Month + 1.3300%,
5.0592%, 7/20/38
‡,ž
112,250,000 112,414,020
Kennedy Lewis CLO 9 Ltd. 9A AR, CME Term SOFR 3 Month + 1.3500%,
5.0792%, 1/20/38
‡,ž
132,750,000 132,975,516
Kings Park CLO Ltd. 2021-1A A1R, CME Term SOFR 3 Month + 1.2000%,
4.9337%, 1/21/39
‡,ž
115,000,000 115,001,966
KKR CLO 27 Ltd. 27A A2R2, CME Term SOFR 3 Month + 1.4300%, 5.1829%,
1/15/35
‡,ž
13,500,000 13,505,073
KKR CLO 35 Ltd. 35A AR, CME Term SOFR 3 Month + 1.2000%, 4.9292%,
1/20/38
‡,ž
249,004,000 248,882,909
KKR CLO 37 Ltd. 37A AR, CME Term SOFR 3 Month + 1.1700%, 4.8992%,
4/20/38
‡,ž
75,600,000 75,485,678
KKR CLO 37 Ltd. 37A BR, CME Term SOFR 3 Month + 1.6500%, 5.3792%,
4/20/38
‡,ž
8,000,000 8,002,242
KKR CLO 38 Ltd. 38A A2R, CME Term SOFR 3 Month + 1.5000%, 5.2529%,
1/15/38
‡,ž
7,000,000 7,005,534
KKR CLO 44 Ltd. 44A A2R, CME Term SOFR 3 Month + 1.5000%, 5.2292%,
1/20/39
‡,ž
5,000,000 5,007,723
KKR CLO 44 Ltd. 44A BR, CME Term SOFR 3 Month + 1.7000%, 5.4292%,
1/20/39
‡,ž
25,000,000 25,050,002
KKR CLO 45a Ltd. 2024-45A A1R, CME Term SOFR 3 Month + 1.3200%,
5.0729%, 7/15/38
‡,ž
10,000,000 10,018,310
KKR CLO 47 Ltd. 2024-47A A, CME Term SOFR 3 Month + 1.3700%, 5.1229%,
1/15/38
‡,ž
25,000,000 25,040,365
KKR CLO 48 Ltd. 48A AR, CME Term SOFR 3 Month + 1.2800%, 5.0092%,
10/20/38
‡,ž
66,600,000 66,678,921
KKR CLO 52 Ltd. 2023-52A A1R, CME Term SOFR 3 Month + 1.3200%, 5.1129%,
7/16/38
‡,ž
80,000,000 80,137,920
KKR CLO 54 Ltd. 2024-54A A, CME Term SOFR 3 Month + 1.3200%, 5.0729%,
1/15/38
‡,ž
93,000,000 93,123,802
KKR CLO 56 Ltd. 2024-56A A1, CME Term SOFR 3 Month + 1.4000%, 5.1529%,
10/15/37
‡,ž
28,000,000 28,051,912
KKR CLO 58 Ltd. 2025-58A A1, CME Term SOFR 3 Month + 1.2900%, 5.0429%,
10/15/38
‡,ž
107,830,000 107,999,821
KKR Financial CLO Ltd. 2013-1A A2R3, CME Term SOFR 3 Month + 1.5100%,
5.2629%, 10/15/38
‡,ž
6,000,000 6,009,094
LCM 40 Ltd. 40A A1R, CME Term SOFR 3 Month + 1.3700%, 5.1229%, 1/15/38
‡,ž
73,150,000 73,271,195
LCM 41 Ltd. 41A A1R, CME Term SOFR 3 Month + 1.2000%, 4.9529%, 4/15/36
‡,ž
25,000,000 25,014,142
LCM 42 Ltd. 42A A1, CME Term SOFR 3 Month + 1.3800%, 5.1329%, 1/15/38
‡,ž
48,000,000 48,055,109
Madison Park Funding LI Ltd. 2021-51A A1R, CME Term SOFR 3 Month +
1.2300%, 4.9592%, 10/19/38
‡,ž
66,750,000 66,757,122
Madison Park Funding LV Ltd. 2022-55A A1R, CME Term SOFR 3 Month +
1.3600%, 5.0892%, 7/18/37
‡,ž
4,279,000 4,282,742
Madison Park Funding LVII Ltd. 2022-57A A2R, CME Term SOFR 3 Month +
1.5000%, 5.3102%, 7/27/34
‡,ž
16,500,000 16,517,064

Janus Henderson AAA CLO ETF
Schedule of Investments
(unaudited)
July 31, 2026

Shares/
Principal Amounts Value
Collateralized Loan Obligations - (continued)
Madison Park Funding LVII Ltd. 2022-57A BR, CME Term SOFR 3 Month +
1.7000%, 5.5101%, 7/27/34
‡,ž
$ 10,500,000 $ 10,508,715
Madison Park Funding LVIII Ltd. 2024-58A AR, CME Term SOFR 3 Month +
1.2100%, 5.0201%, 4/25/37
‡,ž
125,000,000 125,024,625
Madison Park Funding LXI Ltd. 2023-61A AR, CME Term SOFR 3 Month +
1.2200%, 4.9492%, 1/20/39
‡,ž
115,000,000 114,972,975
Madison Park Funding LXII Ltd. 2022-62A BR2, CME Term SOFR 3 Month +
1.7500%, 5.5429%, 7/16/38
‡,ž
17,000,000 16,996,602
Madison Park Funding LXIX Ltd. 2024-69A A2R, CME Term SOFR 3 Month +
1.4500%, 5.2602%, 7/25/37
‡,ž
21,550,000 21,578,959
Madison Park Funding LXV Ltd. 2025-65A A1, CME Term SOFR 3 Month +
1.3000%, 5.0929%, 7/16/38
‡,ž
115,500,000 115,755,001
Madison Park Funding LXXI Ltd. 2025-71A A1, CME Term SOFR 3 Month +
1.1400%, 4.8922%, 4/23/38
‡,ž
125,580,000 125,328,890
Madison Park Funding LXXIII Ltd. 2025-73A A1, CME Term SOFR 3 Month +
1.3000%, 5.0495%, 10/17/38
‡,ž
50,675,000 50,788,031
Madison Park Funding LXXIII Ltd. 2025-73A A2, CME Term SOFR 3 Month +
1.5500%, 5.2995%, 10/17/38
‡,ž
12,000,000 12,019,051
Madison Park Funding XL-R Ltd. 2025-40RA A, CME Term SOFR 3 Month +
1.2900%, 5.0829%, 10/16/38
‡,ž
80,985,000 81,157,425
Madison Park Funding XLV Ltd. 2020-45A BRR, CME Term SOFR 3 Month +
1.6500%, 5.4029%, 7/15/34
‡,ž
15,000,000 15,003,000
Madison Park Funding XLVIII Ltd. 2021-48A AR, CME Term SOFR 3 Month +
1.2200%, 4.9492%, 1/19/39
‡,ž
20,000,000 19,994,980
Madison Park Funding XVII Ltd. 2015-17A AR3, CME Term SOFR 3 Month +
1.3500%, 5.0837%, 10/21/37
‡,ž
30,000,000 30,045,342
Madison Park Funding XXII Ltd. 2016-22A AR2, CME Term SOFR 3 Month +
1.3100%, 5.0629%, 1/15/38
‡,ž
23,000,000 23,049,949
Madison Park Funding XXIX Ltd. 2018-29A A1R2, CME Term SOFR 3 Month +
1.1800%, 4.9092%, 3/25/38
‡,ž
87,340,000 87,222,266
Madison Park Funding XXVIII Ltd. 2018-28A A2R, CME Term SOFR 3 Month +
1.5500%, 5.3029%, 1/15/38
‡,ž
15,575,000 15,592,047
Madison Park Funding XXXII Ltd. 2018-32A A1R2, CME Term SOFR 3 Month +
1.3600%, 5.0932%, 7/22/37
‡,ž
53,370,000 53,437,737
Madison Park Funding XXXII Ltd. 2018-32A A2R2, CME Term SOFR 3 Month +
1.5600%, 5.2932%, 7/22/37
‡,ž
24,000,000 24,031,152
Madison Park Funding XXXV Ltd. 2019-35A A1R2, CME Term SOFR 3 Month +
1.2200%, 4.9492%, 2/13/39
‡,ž
101,240,000 101,169,031
Madison Park Funding XXXVIII Ltd. 2021-38A A1R, CME Term SOFR 3 Month +
1.2400%, 4.9895%, 10/17/38
‡,ž
93,000,000 93,107,852
Magnetite Xli Ltd. 2024-41A A, CME Term SOFR 3 Month + 1.2900%, 5.1001%,
1/25/38
‡,ž
36,250,000 36,329,413
Magnetite XLVII Ltd. 2024-47A A, CME Term SOFR 3 Month + 1.3300%, 5.1401%,
1/25/38
‡,ž
30,000,000 30,059,937
Magnetite XXIII Ltd. 2019-23A BR2, CME Term SOFR 3 Month + 1.3500%,
5.1602%, 1/25/35
‡,ž
10,000,000 10,005,299
Magnetite XXVI Ltd. 2020-26A AR2, CME Term SOFR 3 Month + 1.1500%,
4.9601%, 1/25/38
‡,ž
51,815,000 51,752,822
Magnetite XXVII Ltd. 2020-27A ARR, CME Term SOFR 3 Month + 1.2300%,
4.9592%, 10/20/38
‡,ž
77,500,000 77,561,845
Magnetite XXXII Ltd. 2022-32A AJR, CME Term SOFR 3 Month + 1.3800%,
5.1329%, 10/15/37
‡,ž
10,000,000 10,017,790
Magnetite XXXII Ltd. 2022-32A AR, CME Term SOFR 3 Month + 1.1500%,
4.9029%, 10/15/37
‡,ž
175,000,000 175,174,720

Janus Henderson AAA CLO ETF
Schedule of Investments
(unaudited)
July 31, 2026

Shares/
Principal Amounts Value
Collateralized Loan Obligations - (continued)
Magnetite XXXV Ltd. 2022-35A A1RR, CME Term SOFR 3 Month + 1.2000%,
5.0101%, 1/25/39
‡,ž
$ 139,800,000 $ 139,800,000
Magnetite XXXVII Ltd. 2023-37A A1R, CME Term SOFR 3 Month + 1.2000%,
5.0101%, 10/25/38
‡,ž
10,850,000 10,852,886
Magnetite XXXVIII Ltd. 2024-38A A2R, CME Term SOFR 3 Month + 1.3900%,
5.0822%, 7/15/39
‡,ž
15,000,000 15,032,146
Man US CLO Ltd. 2024-1A A, CME Term SOFR 3 Month + 1.5500%, 5.2792%,
7/20/37
‡,ž
25,000,000 25,022,880
Marble Point CLO XIX Ltd. 2020-3A AR2, CME Term SOFR 3 Month + 1.3000%,
5.0292%, 10/19/38
‡,ž
30,500,000 30,564,221
Marble Point CLO XVII Ltd. 2020-1A AR, CME Term SOFR 3 Month + 1.4400%,
5.1692%, 7/20/37
‡,ž
27,200,000 27,200,000
Meacham Park CLO Ltd. 2024-1A A2, CME Term SOFR 3 Month + 1.5300%,
5.2592%, 10/20/37
‡,ž
10,000,000 10,007,420
Menlo CLO III Ltd. 2025-3A A, CME Term SOFR 3 Month + 1.3000%, 5.0929%,
10/16/38
‡,ž
35,000,000 35,058,919
MidOcean Credit CLO XXI 2025-21A A1, CME Term SOFR 3 Month + 1.2600%,
4.9892%, 10/20/38
‡,ž
29,750,000 29,793,149
Morgan Stanley Eaton Vance CLO Ltd. 2021-1A A1R, CME Term SOFR 3 Month +
1.2900%, 5.0422%, 10/23/37
‡,ž
47,800,000 47,893,932
Morgan Stanley Eaton Vance CLO Ltd. 2023-20A A2R, CME Term SOFR 3 Month
+ 1.5500%, 5.2792%, 1/20/37
‡,ž
11,000,000 11,014,159
Mountain View CLO XIV Ltd. 2019-1A A2R, CME Term SOFR 3 Month + 1.3950%,
5.2202%, 10/15/34
‡,ž
16,000,000 16,013,323
Mountain View CLO XVI Ltd. 2022-1A A1RR, CME Term SOFR 3 Month +
1.3300%, 5.0829%, 3/15/38
‡,ž
30,000,000 30,042,750
Navesink CLO 3 Ltd. 2025-3A A1, CME Term SOFR 3 Month + 1.4800%,
5.2329%, 7/15/37
‡,ž
130,000,000 130,228,904
Navesink CLO 4 Ltd. 2025-4A A1, CME Term SOFR 3 Month + 1.2800%,
5.0329%, 10/15/37
‡,ž
50,250,000 50,292,321
Neuberger Berman CLO XXI Ltd. 2016-21A A1R3, CME Term SOFR 3 Month +
1.3200%, 5.0492%, 1/20/39
‡,ž
16,170,000 16,195,337
Neuberger Berman CLO XXII Ltd. 2016-22A A2R3, CME Term SOFR 3 Month +
1.5000%, 5.2495%, 4/17/40
‡,ž
12,000,000 12,040,261
Neuberger Berman Loan Advisers CLO 24 Ltd. 2017-24A AR2, CME Term SOFR
3 Month + 1.3600%, 5.0892%, 10/19/38
‡,ž
30,000,000 30,038,970
Neuberger Berman Loan Advisers CLO 26 Ltd. 2017-26A AR2, CME Term SOFR
3 Month + 1.3600%, 5.0892%, 10/18/38
‡,ž
66,900,000 66,986,903
Neuberger Berman Loan Advisers CLO 28 Ltd. 2018-28A A2R, CME Term SOFR
3 Month + 1.5500%, 5.2792%, 10/20/38
‡,ž
10,000,000 10,008,560
Neuberger Berman Loan Advisers CLO 31 Ltd. 2019-31A AR2, CME Term SOFR
3 Month + 1.2300%, 4.9592%, 1/20/39
‡,ž
45,000,000 45,018,225
Neuberger Berman Loan Advisers CLO 34 Ltd. 2019-34A A1R2, CME Term SOFR
3 Month + 1.3000%, 5.0292%, 7/20/39
‡,ž
72,875,000 73,045,681
Neuberger Berman Loan Advisers CLO 36R Ltd. 2020-36RA A, CME Term SOFR
3 Month + 1.2700%, 4.9992%, 7/20/39
‡,ž
67,000,000 67,097,331
Neuberger Berman Loan Advisers CLO 39 Ltd. 2020-39A A1R2, CME Term
SOFR 3 Month + 1.2200%, 4.9492%, 4/20/38
‡,ž
166,450,000 166,445,506
Neuberger Berman Loan Advisers CLO 40 Ltd. 2021-40A AR, CME Term SOFR 3
Month + 1.2300%, 5.0229%, 10/16/37
‡,ž
140,940,000 141,030,032
Neuberger Berman Loan Advisers CLO 44 Ltd. 2021-44A BR, CME Term SOFR 3
Month + 1.5000%, 5.2929%, 10/16/35
‡,ž
17,995,000 18,018,215
Neuberger Berman Loan Advisers CLO 51 Ltd. 2022-51A BR2, CME Term SOFR
3 Month + 1.4000%, 5.1522%, 10/23/36
‡,ž
40,375,000 40,373,393

Janus Henderson AAA CLO ETF
Schedule of Investments
(unaudited)
July 31, 2026

Shares/
Principal Amounts Value
Collateralized Loan Obligations - (continued)
Neuberger Berman Loan Advisers CLO 54 Ltd. 2024-54A AR, CME Term SOFR 3
Month + 1.2000%, 4.9522%, 4/23/38
‡,ž
$ 100,000,000 $ 99,946,490
Neuberger Berman Loan Advisers CLO 60 Ltd. 2025-60A A1, CME Term SOFR 3
Month + 1.3500%, 5.0832%, 4/22/37
‡,ž
24,060,000 24,104,162
Neuberger Berman Loan Advisers CLO 60 Ltd. 2025-60A B, CME Term SOFR 3
Month + 1.8000%, 5.5332%, 4/22/39
‡,ž
35,000,000 35,095,210
Neuberger Berman Loan Advisers CLO 61 Ltd. 2025-61A A2, CME Term SOFR 3
Month + 1.5800%, 5.3295%, 7/17/39
‡,ž
11,000,000 11,017,751
Neuberger Berman Loan Advisers LaSalle Street Lending CLO II Ltd. 2024-2A
A1R, CME Term SOFR 3 Month + 1.3400%, 5.0692%, 4/20/38
‡,ž
150,000,000 150,198,435
Neuberger Berman Loan Advisers LaSalle Street Lending CLO II Ltd. 2024-2A
A2R, CME Term SOFR 3 Month + 1.6000%, 5.3292%, 4/20/38
‡,ž
10,000,000 10,015,380
Neuberger Berman Loan Advisers NBLA CLO 53 Ltd. 2023-53A A2R, CME Term
SOFR 3 Month + 1.5400%, 5.3151%, 10/24/37
‡,ž
33,000,000 33,028,944
New Mountain CLO 2 Ltd. CLO-2A A1R, CME Term SOFR 3 Month + 1.3600%,
5.1129%, 1/15/38
‡,ž
105,420,000 105,605,054
New Mountain CLO 5 Ltd. CLO-5A AR, CME Term SOFR 3 Month + 1.2500%,
4.9792%, 7/20/36
‡,ž
96,930,000 96,950,443
New Mountain CLO 6 Ltd. CLO-6A A, CME Term SOFR 3 Month + 1.4000%,
5.1292%, 10/15/37
‡,ž
62,500,000 62,615,256
New Mountain CLO 8 Ltd. CLO-8A A1, CME Term SOFR 3 Month + 1.2700%,
4.9992%, 10/20/38
‡,ž
30,000,000 30,040,839
NGC CLO 2 Ltd. 2025-2A A1, CME Term SOFR 3 Month + 1.2300%, 4.9592%,
4/20/38
‡,ž
15,000,000 15,006,060
NYACK Park CLO Ltd. 2021-1A A2R, CME Term SOFR 3 Month + 1.4500%,
5.1792%, 10/20/38
‡,ž
9,000,000 9,026,641
Oaktree CLO Ltd. 2019-3A A2R2, CME Term SOFR 3 Month + 1.5800%,
5.3092%, 1/20/38
‡,ž
20,200,000 20,222,325
Oaktree CLO Ltd. 2019-4A AR3, CME Term SOFR 3 Month + 1.2300%, 4.9592%,
7/20/37
‡,ž
175,000,000 175,036,225
Oaktree CLO Ltd. 2020-1A ARR, CME Term SOFR 3 Month + 1.1900%, 4.9429%,
1/15/38
‡,ž
31,100,000 31,076,675
Oaktree CLO Ltd. 2021-1A A1R, CME Term SOFR 3 Month + 1.3500%, 5.1029%,
1/15/38
‡,ž
90,250,000 90,386,657
Obra CLO 2 Ltd. 2025-2A A1, CME Term SOFR 3 Month + 1.5400%, 5.2692%,
7/20/38
‡,ž
38,465,000 38,601,920
Ocean Trails CLO 8 2020-8A A2R2, CME Term SOFR 3 Month + 1.5700%,
5.3229%, 3/15/38
‡,ž
22,200,000 22,242,895
Ocean Trails CLO XIV Ltd. 2023-14A AR, CME Term SOFR 3 Month + 1.3400%,
5.0692%, 1/20/38
‡,ž
144,000,000 144,195,509
OCP CLO Ltd. 2017-14A A1R, CME Term SOFR 3 Month + 1.3700%, 5.0992%,
7/20/37
‡,ž
132,000,000 132,136,528
OCP CLO Ltd. 2023-26A AR, CME Term SOFR 3 Month + 1.0800%, 4.8295%,
4/17/37
‡,ž
25,500,000 25,494,484
OCP CLO Ltd. 2024-38A A, CME Term SOFR 3 Month + 1.3300%, 5.0637%,
1/21/38
‡,ž
41,690,000 41,749,925
OCP CLO Ltd. 2025-45A A, CME Term SOFR 3 Month + 1.2300%, 4.9829%,
10/15/38
‡,ž
15,000,000 15,003,750
Octagon 52 Ltd. 2021-1A A2R, CME Term SOFR 3 Month + 1.6000%, 5.3522%,
7/23/37
‡,ž
10,000,000 10,013,253
Octagon 55 Ltd. 2021-1A A1R, CME Term SOFR 3 Month + 1.2600%, 4.9892%,
3/20/38
‡,ž
13,250,000 13,268,669
Octagon 60 Ltd. 2022-1A A2R, CME Term SOFR 3 Month + 1.5800%, 5.3092%,
10/20/37
‡,ž
15,000,000 15,016,047

Janus Henderson AAA CLO ETF
Schedule of Investments
(unaudited)
July 31, 2026

Shares/
Principal Amounts Value
Collateralized Loan Obligations - (continued)
Octagon 65 Ltd. 2024-4A A2, CME Term SOFR 3 Month + 1.5800%, 5.3322%,
10/23/37
‡,ž
$ 18,750,000 $ 18,769,973
Octagon 66 Ltd. 2022-1A BR2, CME Term SOFR 3 Month + 1.6000%, 5.2489%,
2/16/37
‡,ž
10,000,000 10,018,702
Octagon 67 Ltd. 2023-1A AR, CME Term SOFR 3 Month + 1.4500%, 5.2602%,
7/25/38
‡,ž
30,000,000 30,085,692
Octagon 68 Ltd. 2023-1A A2R, CME Term SOFR 3 Month + 1.5000%, 5.2292%,
10/20/38
‡,ž
15,500,000 15,521,861
Octagon 69 Ltd. 2024-3A A2, CME Term SOFR 3 Month + 1.6600%, 5.4351%,
7/24/37
‡,ž
10,000,000 10,012,853
Octagon 71 Ltd. 2024-1A A2R, CME Term SOFR 3 Month + 1.5000%, 5.2292%,
4/18/37
‡,ž
15,000,000 15,015,475
Octagon 74 Ltd. 2025-2A A1, CME Term SOFR 3 Month + 1.1300%, 4.8632%,
4/22/38
‡,ž
31,000,000 30,940,691
Octagon Investment Partners 20-R Ltd. 2019-4A A1RR, CME Term SOFR 3 Month
+ 1.4000%, 5.0433%, 8/12/37
‡,ž
30,000,000 30,059,700
Octagon Investment Partners 29 Ltd. 2016-1A A1R3, CME Term SOFR 3 Month +
1.2100%, 4.9392%, 7/18/37
‡,ž
125,000,000 124,991,875
Octagon Investment Partners 29 Ltd. 2016-1A A2R3, CME Term SOFR 3 Month +
1.4100%, 5.1392%, 7/18/37
‡,ž
10,000,000 10,024,950
Octagon Investment Partners 32 Ltd. 2017-1A A1R3, CME Term SOFR 3 Month +
1.3800%, 5.1329%, 10/31/37
‡,ž
87,000,000 87,162,777
Octagon Investment Partners 42 Ltd. 2019-3A A1RR, CME Term SOFR 3 Month +
1.3600%, 5.1129%, 7/15/37
‡,ž
99,000,000 99,090,338
Octagon Investment Partners 42 Ltd. 2019-3A BRR, CME Term SOFR 3 Month +
1.8000%, 5.5529%, 7/15/37
‡,ž
8,500,000 8,498,638
Octagon Investment Partners 48 Ltd. 2020-3A A1R2, CME Term SOFR 3 Month +
1.3600%, 5.1129%, 1/15/38
‡,ž
28,665,000 28,717,701
Octagon Investment Partners 49 Ltd. 2020-5A ARR, CME Term SOFR 3 Month +
1.1200%, 4.8729%, 4/15/37
‡,ž
94,200,000 94,065,162
OFSI BSL XV CLO Ltd. 2025-15A A1, CME Term SOFR 3 Month + 1.2400%,
4.9692%, 3/31/38
‡,ž
168,450,000 168,596,383
OHA Credit Funding 10-R Ltd. 2021-10RA A1, CME Term SOFR 3 Month +
1.2600%, 4.9892%, 7/18/37
‡,ž
10,045,000 10,051,213
OHA Credit Funding 15-R Ltd. 2023-15RA A, CME Term SOFR 3 Month +
1.2900%, 5.0192%, 7/20/38
‡,ž
23,850,000 23,903,462
OHA Credit Funding 16-R Ltd. 2023-16RA A1, CME Term SOFR 3 Month +
1.2000%, 4.9292%, 10/20/38
‡,ž
21,500,000 21,505,375
OHA Credit Funding 2 Ltd. 2019-2A AR2, CME Term SOFR 3 Month + 1.2400%,
4.9737%, 1/21/38
‡,ž
20,610,000 20,620,202
OHA Credit Funding 21 Ltd. 2025-21A A1, CME Term SOFR 3 Month + 1.2500%,
4.9792%, 10/20/38
‡,ž
10,000,000 10,026,026
OHA Credit Funding 24 Ltd. 2025-24A A2, CME Term SOFR 3 Month + 1.4200%,
5.1492%, 1/20/39
‡,ž
16,000,000 16,018,966
OHA Credit Funding 5 Ltd. 2020-5A AR, CME Term SOFR 3 Month + 1.3500%,
5.0792%, 10/18/37
‡,ž
49,750,000 49,809,765
OHA Credit Funding 7 Ltd. 2020-7A A1R2, CME Term SOFR 3 Month + 1.2800%,
5.0092%, 7/19/38
‡,ž
10,000,000 10,021,591
OHA Credit Partners XIV Ltd. 2017-14A A2R, CME Term SOFR 3 Month +
1.5700%, 5.3037%, 7/21/37
‡,ž
20,000,000 20,017,196
OHA Credit Partners XVII Ltd. 2024-17A A, CME Term SOFR 3 Month + 1.3200%,
5.0492%, 1/18/38
‡,ž
15,056,000 15,080,056
OHA Loan Funding Ltd. 2013-1A A2R4, CME Term SOFR 3 Month + 1.3900%,
5.1422%, 7/23/39
‡,ž
18,000,000 18,037,748

Janus Henderson AAA CLO ETF
Schedule of Investments
(unaudited)
July 31, 2026

Shares/
Principal Amounts Value
Collateralized Loan Obligations - (continued)
Orion CLO Ltd. 2023-1A A1R, CME Term SOFR 3 Month + 1.2200%, 5.0302%,
10/25/38
‡,ž
$ 158,950,000 $ 158,949,714
Palmer Square CLO Ltd. 2018-1A A1R2, CME Term SOFR 3 Month + 1.2100%,
4.9392%, 4/18/37
‡,ž
170,000,000 169,980,280
Palmer Square CLO Ltd. 2018-2A A1R2, CME Term SOFR 3 Month + 1.2100%,
5.0029%, 4/16/37
‡,ž
200,000,000 199,981,200
Palmer Square CLO Ltd. 2019-1A A1R2, CME Term SOFR 3 Month + 1.2500%,
4.8963%, 8/14/38
‡,ž
51,250,000 51,315,718
Palmer Square CLO Ltd. 2022-1A A1R, CME Term SOFR 3 Month + 1.2500%,
4.9792%, 10/20/38
‡,ž
27,540,000 27,575,226
Palmer Square CLO Ltd. 2022-3A A2R, CME Term SOFR 3 Month + 1.5500%,
5.2792%, 7/20/37
‡,ž
15,400,000 15,412,549
Palmer Square CLO Ltd. 2022-3A B1R, CME Term SOFR 3 Month + 1.6000%,
5.3292%, 7/20/37
‡,ž
9,000,000 9,002,879
Palmer Square CLO Ltd. 2023-1A AR, CME Term SOFR 3 Month + 1.2500%,
4.9792%, 1/20/38
‡,ž
28,350,000 28,386,175
Palmer Square CLO Ltd. 2023-3A BR, CME Term SOFR 3 Month + 1.5500%,
5.2792%, 1/20/39
‡,ž
22,500,000 22,583,934
Palmer Square CLO Ltd. 2024-1A AR, CME Term SOFR 3 Month + 1.2400%,
4.9929%, 4/15/37
‡,ž
152,000,000 152,075,696
Palmer Square CLO Ltd. 2024-2A A1R, CME Term SOFR 3 Month + 1.2200%,
4.9684%, 7/20/38
‡,ž
147,000,000 147,000,000
Park Blue CLO 2024-VI Ltd. 2024-6A A1, CME Term SOFR 3 Month + 1.3400%,
5.1501%, 1/25/38
‡,ž
75,695,000 75,811,479
Park Blue CLO Ltd. 2023-3A A1R, CME Term SOFR 3 Month + 1.4800%,
5.2092%, 4/20/37
‡,ž
17,350,000 17,401,014
Peace Park CLO Ltd. 2021-1A AR, CME Term SOFR 3 Month + 1.2500%,
4.9792%, 10/20/38
‡,ž
50,150,000 50,213,886
Peebles Park CLO Ltd. 2024-1A AR, CME Term SOFR 3 Month + 1.2200%,
4.9537%, 4/21/37
‡,ž
30,000,000 29,998,440
Pikes Peak CLO 12 Ltd. 2023-12A AR, CME Term SOFR 3 Month + 1.2200%,
4.9492%, 4/20/38
‡,ž
31,700,000 31,710,144
Pikes Peak CLO 14 Ltd. 2023-14A A1R, CME Term SOFR 3 Month + 1.3800%,
5.1092%, 7/20/38
‡,ž
26,620,000 26,668,235
Pikes Peak CLO 14 Ltd. 2023-14A A2R, CME Term SOFR 3 Month + 1.7000%,
5.4292%, 7/20/38
‡,ž
8,800,000 8,819,597
Pikes Peak CLO 8 2021-8A A1R, CME Term SOFR 3 Month + 1.3300%, 5.0592%,
1/20/38
‡,ž
18,400,000 18,426,272
Pixley Park CLO Ltd. 2024-1A A2, CME Term SOFR 3 Month + 1.5200%,
5.2729%, 1/15/37
‡,ž
27,000,000 27,025,480
Polen Capital CLO Ltd. 2025-2A A1, CME Term SOFR 3 Month + 1.3300%,
5.0592%, 1/20/39
‡,ž
20,000,000 20,032,300
Polen Capital CLO Ltd. 2025-2A A2, CME Term SOFR 3 Month + 1.6000%,
5.3292%, 1/20/39
‡,ž
12,000,000 12,025,087
Polus Eu CLO XXI DAC 21A B, EURIBOR 3 Month + 2.0000%, 4.5050%,
4/25/39
‡,ž
EUR 12,990,000 14,972,388
PPM CLO 4 Ltd. 2020-4A A1R2, CME Term SOFR 3 Month + 1.3300%, 5.0592%,
3/18/38
‡,ž
$ 13,500,000 13,521,100
Rad CLO 12 Ltd. 2021-12A A1AR, CME Term SOFR 3 Month + 1.3200%,
5.1630%, 7/30/40
‡,ž
32,770,000 32,845,207
Rad CLO 15 Ltd. 2021-15A A1AR, CME Term SOFR 3 Month + 1.3600%,
5.0892%, 7/20/40
‡,ž
50,975,000 51,072,979
Rad CLO 18 Ltd. 2023-18A A1R, CME Term SOFR 3 Month + 1.4000%, 5.1529%,
7/15/37
‡,ž
125,000,000 125,086,425

Janus Henderson AAA CLO ETF
Schedule of Investments
(unaudited)
July 31, 2026

Shares/
Principal Amounts Value
Collateralized Loan Obligations - (continued)
Rad CLO 18 Ltd. 2023-18A A2R, CME Term SOFR 3 Month + 1.7000%, 5.4529%,
7/15/37
‡,ž
$ 20,000,000 $ 20,025,660
RAD CLO 21 Ltd. 2023-21A A1R, CME Term SOFR 3 Month + 1.0700%, 4.8801%,
1/25/37
‡,ž
86,540,000 86,520,477
Rad CLO 22 Ltd. 2023-22A A1AR, CME Term SOFR 3 Month + 1.2500%,
4.9792%, 10/20/40
‡,ž
39,410,000 39,461,663
RAD CLO 26 Ltd. 2024-26A A, CME Term SOFR 3 Month + 1.3700%, 5.0992%,
10/20/37
‡,ž
49,250,000 49,328,800
RAD CLO 28 Ltd. 2024-28A A, CME Term SOFR 3 Month + 1.2900%, 5.0192%,
4/20/38
‡,ž
10,000,000 10,020,743
Regatta 31 Funding Ltd. 2025-1A A2, CME Term SOFR 3 Month + 1.6000%,
5.4101%, 3/25/38
‡,ž
11,710,000 11,735,178
Regatta 32 Funding Ltd. 2025-4A A1, CME Term SOFR 3 Month + 1.3400%,
5.1501%, 7/25/38
‡,ž
106,940,000 107,167,996
Regatta 35 Funding Ltd. 2025-5A A1, CME Term SOFR 3 Month + 1.2900%,
5.0429%, 10/15/38
‡,ž
18,500,000 18,541,975
Regatta VI Funding Ltd. 2016-1A A1R3, CME Term SOFR 3 Month + 1.2500%,
4.9792%, 10/20/38
‡,ž
72,715,000 72,808,002
Regatta VIII Funding Ltd. 2017-1A A1R2, CME Term SOFR 3 Month + 1.2800%,
5.0295%, 4/17/37
‡,ž
97,784,000 97,899,678
Regatta X Funding Ltd. 2017-3A AR2, CME Term SOFR 3 Month + 1.2300%,
5.0358%, 7/17/37
‡,ž
125,000,000 125,000,000
Regatta XI Funding Ltd. 2018-1A AR2, CME Term SOFR 3 Month + 1.2300%,
4.9795%, 7/17/37
‡,ž
175,000,000 175,016,800
Regatta XIX Funding Ltd. 2022-1A A1R, CME Term SOFR 3 Month + 1.2400%,
4.9692%, 10/20/38
‡,ž
175,000,000 175,072,712
Regatta XVI Funding Ltd. 2019-2A A1R2, CME Term SOFR 3 Month + 1.1900%,
4.9429%, 4/15/39
‡,ž
19,670,000 19,666,629
Regatta XVII Funding Ltd. 2020-1A AR, CME Term SOFR 3 Month + 1.3800%,
5.1329%, 10/15/37
‡,ž
22,350,000 22,390,118
Regatta XVIII Funding Ltd. 2021-1A A1R, CME Term SOFR 3 Month + 1.1600%,
4.9129%, 4/15/38
‡,ž
160,696,724 160,454,120
Regatta XX Funding Ltd. 2021-2A AR, CME Term SOFR 3 Month + 1.1800%,
4.9329%, 1/15/38
‡,ž
14,799,000 14,782,721
Regatta XXII Funding Ltd. 2022-2A A1R2, CME Term SOFR 3 Month + 1.2600%,
5.0129%, 1/15/39
‡,ž
60,000,000 60,087,240
Regatta XXII Funding Ltd. 2022-2A A2R2, CME Term SOFR 3 Month + 1.4900%,
5.2429%, 1/15/39
‡,ž
10,000,000 10,032,813
Regatta XXIII Funding Ltd. 2021-4A A1R, CME Term SOFR 3 Month + 1.2200%,
4.9729%, 10/15/38
‡,ž
128,715,000 128,738,169
Regatta XXIII Funding Ltd. 2021-4A A2R, CME Term SOFR 3 Month + 1.4500%,
5.2029%, 10/15/38
‡,ž
10,000,000 10,011,434
Regatta XXIV Funding Ltd. 2021-5A AR, CME Term SOFR 3 Month + 1.3200%,
5.0492%, 1/20/38
‡,ž
49,655,000 49,773,626
Regatta XXV Funding Ltd. 2023-1A A1R, CME Term SOFR 3 Month + 1.3400%,
5.0929%, 7/15/38
‡,ž
33,240,000 33,309,605
Rockford Tower CLO Ltd. 2021-3A A2R, CME Term SOFR 3 Month + 1.6500%,
5.4029%, 1/15/38
‡,ž
14,000,000 14,021,472
Rockland Park CLO Ltd. 2021-1A A1R, CME Term SOFR 3 Month + 1.3000%,
5.0292%, 7/20/38
‡,ž
38,400,000 38,491,995
Rockland Park CLO Ltd. 2021-1A A2R, CME Term SOFR 3 Month + 1.5500%,
5.2792%, 7/20/38
‡,ž
10,000,000 10,021,625
RR 18 Ltd. 2021-18A A1AR, CME Term SOFR 3 Month + 1.2900%, 5.0429%,
7/15/40
‡,ž
35,000,000 35,079,471

Janus Henderson AAA CLO ETF
Schedule of Investments
(unaudited)
July 31, 2026

Shares/
Principal Amounts Value
Collateralized Loan Obligations - (continued)
RR 20 Ltd. 2022-20A A2R, CME Term SOFR 3 Month + 1.5500%, 5.3029%,
7/15/37
‡,ž
$ 25,000,000 $ 25,038,753
RR 21 Ltd. 2022-21A A1BR, CME Term SOFR 3 Month + 1.6000%, 5.3529%,
7/15/39
‡,ž
15,000,000 15,020,253
RR 24 Ltd. 2022-24A A1A2, CME Term SOFR 3 Month + 1.3100%, 5.0629%,
1/15/37
‡,ž
20,710,000 20,758,058
RR 27 Ltd. 2023-27A A1AR, CME Term SOFR 3 Month + 1.2300%, 4.9829%,
10/15/40
‡,ž
15,875,000 15,879,688
RR 28 Ltd. 2024-28RA ABR2, CME Term SOFR 3 Month + 1.5000%, 5.2529%,
4/15/41
‡,ž
24,200,000 24,281,973
RR 40 Ltd. 2025-40A A1, CME Term SOFR 3 Month + 1.3400%, 5.0929%,
7/15/38
‡,ž
13,800,000 13,828,870
RR 42 Ltd. 2025-42A A2R, CME Term SOFR 3 Month + 1.6000%, 5.3529%,
10/15/40
‡,ž
10,000,000 10,031,400
RR 8 Ltd. 2020-8A A1A2, CME Term SOFR 3 Month + 1.2300%, 4.9829%,
1/15/39
‡,ž
120,000,000 120,037,920
RR 8 Ltd. 2020-8A A1B2, CME Term SOFR 3 Month + 1.4600%, 5.2129%,
1/15/39
‡,ž
6,250,000 6,258,614
Sagard-Halseypoint CLO 10 Ltd. 2025-10A A1, CME Term SOFR 3 Month +
1.3500%, 5.0792%, 10/20/38
‡,ž
75,000,000 75,131,550
Sandstone Peak IV Ltd. 2025-1A A2, CME Term SOFR 3 Month + 1.5500%,
5.2792%, 1/20/39
‡,ž
5,500,000 5,510,119
Sandstone Peak Ltd. 2021-1A A2R2, CME Term SOFR 3 Month + 1.4500%,
5.2029%, 4/15/38
‡,ž
13,500,000 13,515,389
Saratoga Investment Corp. CLO Ltd. 2013-1A A2R4, CME Term SOFR 3 Month +
1.7600%, 5.4892%, 4/20/33
‡,ž
10,000,000 10,002,584
Saratoga Investment Corp. Senior Loan Fund Ltd. 2022-1A A1R, CME Term SOFR
3 Month + 1.3900%, 5.1192%, 10/20/37
‡,ž
50,000,000 50,089,930
Serenity-Peace Park CLO Ltd. 2025-1A A1, CME Term SOFR 3 Month + 1.2800%,
5.0551%, 10/24/38
‡,ž
18,500,000 18,540,611
Signal Peak CLO 1 Ltd. 2014-1A BR4, CME Term SOFR 3 Month + 1.6000%,
5.3495%, 4/17/34
‡,ž
16,140,000 16,146,454
Signal Peak CLO 10 Ltd. 2021-10A A1R, CME Term SOFR 3 Month + 1.1900%,
4.9651%, 1/24/38
‡,ž
15,000,000 14,989,225
Signal Peak CLO 11 Ltd. 2024-11A A2, CME Term SOFR 3 Month + 1.6800%,
5.4092%, 7/18/37
‡,ž
20,000,000 20,026,532
Signal Peak CLO 12 Ltd. 2022-12A A2R, CME Term SOFR 3 Month + 1.6000%,
5.3292%, 7/18/37
‡,ž
8,000,000 8,010,627
Signal Peak CLO 12 Ltd. 2022-12A BR, CME Term SOFR 3 Month + 1.8000%,
5.5292%, 7/18/37
‡,ž
7,000,000 7,004,759
Signal Peak CLO 14 Ltd. 2024-14A A, CME Term SOFR 3 Month + 1.3000%,
5.0332%, 1/22/38
‡,ž
100,000,000 100,199,210
Signal Peak CLO 8 Ltd. 2020-8A A1R, CME Term SOFR 3 Month + 1.3900%,
5.1192%, 10/20/37
‡,ž
12,525,000 12,550,050
Signal Peak CLO 9 Ltd. 2021-9A A2R, CME Term SOFR 3 Month + 1.5500%,
5.2837%, 1/21/38
‡,ž
10,000,000 10,011,059
Silver Point CLO 1 Ltd. 2022-1A A1R, CME Term SOFR 3 Month + 1.3200%,
5.0492%, 1/20/38
‡,ž
78,200,000 78,306,477
Silver Point CLO 10 Ltd. 2025-10A A1, CME Term SOFR 3 Month + 1.4500%,
5.2029%, 7/15/38
‡,ž
18,210,000 18,258,970
Silver Point CLO 10 Ltd. 2025-10A A2, CME Term SOFR 3 Month + 1.6500%,
5.4029%, 7/15/38
‡,ž
20,000,000 20,038,684
Silver Point CLO 11 Ltd. 2025-11A A1, CME Term SOFR 3 Month + 1.3500%,
5.1029%, 7/15/38
‡,ž
31,000,000 31,031,670

Janus Henderson AAA CLO ETF
Schedule of Investments
(unaudited)
July 31, 2026

Shares/
Principal Amounts Value
Collateralized Loan Obligations - (continued)
Silver Point CLO 12 Ltd. 2025-12A A1, CME Term SOFR 3 Month + 1.3100%,
5.0629%, 10/15/38
‡,ž
$ 85,000,000 $ 85,152,303
Silver Point CLO 13 Ltd. 2025-13A A1, CME Term SOFR 3 Month + 1.2500%,
5.0029%, 10/15/38
‡,ž
41,717,500 41,771,524
Silver Point CLO 14 Ltd. 2025-14A A1, CME Term SOFR 3 Month + 1.2300%,
4.9829%, 1/15/39
‡,ž
114,110,000 114,155,758
Silver Point CLO 14 Ltd. 2025-14A A2, CME Term SOFR 3 Month + 1.5000%,
5.2529%, 1/15/39
‡,ž
12,000,000 12,018,304
Silver Point CLO 2 Ltd. 2023-2A A1R, CME Term SOFR 3 Month + 1.3700%,
5.0992%, 4/20/38
‡,ž
121,000,000 121,198,307
Silver Point CLO 3 Ltd. 2023-3A A1R, CME Term SOFR 3 Month + 1.2600%,
4.9892%, 1/18/39
‡,ž
140,000,000 140,190,400
Silver Point CLO 3 Ltd. 2023-3A A2R, CME Term SOFR 3 Month + 1.5000%,
5.2292%, 1/18/39
‡,ž
10,000,000 10,015,166
Silver Point CLO 4 Ltd. 2024-4A A1R, CME Term SOFR 3 Month + 1.3100%,
5.0629%, 4/15/37
‡,ž
125,000,000 125,137,500
Silver Point CLO 6 Ltd. 2024-6A A1, CME Term SOFR 3 Month + 1.4000%,
5.1529%, 10/15/37
‡,ž
9,750,000 9,768,085
Silver Point CLO 7 Ltd. 2024-7A A1, CME Term SOFR 3 Month + 1.3600%,
5.1129%, 1/15/38
‡,ž
22,250,000 22,288,962
Silver Rock CLO I Ltd. 2020-1A A1RR, CME Term SOFR 3 Month + 1.4200%,
5.1492%, 10/20/37
‡,ž
25,000,000 25,053,375
Sixth Street CLO 31 Ltd. 2025-31A A2, CME Term SOFR 3 Month + 1.4300%,
5.1795%, 1/17/39
‡,ž
15,000,000 15,018,450
Sixth Street CLO 32 Ltd. 2026-32A A2, CME Term SOFR 3 Month + 1.5000%,
5.1635%, 4/21/39
‡,ž
14,000,000 14,023,727
Sixth Street CLO IX Ltd. 2017-9A AR, CME Term SOFR 3 Month + 1.3800%,
5.1137%, 7/21/37
‡,ž
77,550,000 77,619,120
Sixth Street CLO XI Ltd. 2018-11A AR2, CME Term SOFR 3 Month + 1.2200%,
5.0302%, 4/25/37
‡,ž
37,000,000 37,011,100
Sixth Street CLO XII Ltd. 2018-12A A1R2, CME Term SOFR 3 Month + 1.2000%,
4.9495%, 1/17/39
‡,ž
50,000,000 49,988,450
Sixth Street CLO XII Ltd. 2018-12A A2R2, CME Term SOFR 3 Month + 1.4500%,
5.1995%, 1/17/39
‡,ž
10,000,000 10,027,393
Sixth Street CLO XVI Ltd. 2020-16A A2R2, CME Term SOFR 3 Month + 1.3700%,
5.1037%, 1/21/39
‡,ž
12,000,000 12,011,234
Sixth Street CLO XX Ltd. 2021-20A A2R, CME Term SOFR 3 Month + 1.5700%,
5.3195%, 7/17/38
‡,ž
10,000,000 10,015,452
Sixth Street CLO XXIII Ltd. 2023-23A A1R, CME Term SOFR 3 Month + 1.2100%,
4.9595%, 10/17/38
‡,ž
113,870,000 113,898,581
Sixth Street CLO XXIV Ltd. 2024-24A A1R, CME Term SOFR 3 Month + 1.2400%,
4.9922%, 4/23/37
‡,ž
15,500,000 15,505,440
Sixth Street CLO XXV Ltd. 2024-25A AR, CME Term SOFR 3 Month + 1.2000%,
4.9751%, 7/24/37
‡,ž
94,060,000 94,013,026
Sound Point CLO 2025R-1 Ltd. 2025-1RA A1, CME Term SOFR 3 Month +
1.3400%, 4.9819%, 2/20/38
‡,ž
48,400,000 48,465,059
Sound Point CLO Ltd. 2025-2A A1, CME Term SOFR 3 Month + 1.2500%,
5.0029%, 4/15/38
‡,ž
10,850,000 10,854,712
Sound Point CLO XXXII Ltd. 2021-4A B1R, CME Term SOFR 3 Month + 1.5300%,
5.3402%, 10/25/34
‡,ž
47,200,000 47,153,749
Storm King Park CLO Ltd. 2022-1A AR, CME Term SOFR 3 Month + 1.3600%,
5.1129%, 10/15/37
‡,ž
22,700,000 22,733,092
Sycamore Tree CLO Ltd. 2021-1A AR, CME Term SOFR 3 Month + 1.3900%,
5.1192%, 1/20/38
‡,ž
101,550,000 101,690,566

Janus Henderson AAA CLO ETF
Schedule of Investments
(unaudited)
July 31, 2026

Shares/
Principal Amounts Value
Collateralized Loan Obligations - (continued)
Sycamore Tree CLO Ltd. 2025-6A A1, CME Term SOFR 3 Month + 1.2000%,
4.9292%, 4/20/38
‡,ž
$ 13,200,000 $ 13,203,218
Symetra CLO Ltd. 2025-1A A1, CME Term SOFR 3 Month + 1.2900%, 5.0192%,
4/20/38
‡,ž
10,615,000 10,636,771
Symphony CLO 40 Ltd. 2023-40A AR, CME Term SOFR 3 Month + 1.3100%,
5.0506%, 1/5/38
‡,ž
92,620,000 92,838,120
Symphony CLO 42 Ltd. 2024-42A A1R, CME Term SOFR 3 Month + 1.2400%,
4.9895%, 4/17/37
‡,ž
120,000,000 120,059,160
Symphony CLO 43 Ltd. 2024-43A A1R, CME Term SOFR 3 Month + 1.2300%,
4.9829%, 4/15/37
‡,ž
100,000,000 100,036,600
Symphony CLO 43 Ltd. 2024-43A A2R, CME Term SOFR 3 Month + 1.4500%,
5.2029%, 4/15/37
‡,ž
16,000,000 16,013,786
Symphony CLO 46 Ltd. 2024-46A A2, CME Term SOFR 3 Month + 1.5900%,
5.3192%, 1/20/38
‡,ž
10,000,000 10,012,272
Symphony CLO 52 Ltd. 2025-52A BR, CME Term SOFR 3 Month + 1.5500%,
5.2792%, 1/20/36
‡,ž
9,000,000 9,023,040
Symphony CLO XVIII Ltd. 2016-18A AR4, CME Term SOFR 3 Month + 1.2300%,
4.9822%, 10/23/37
‡,ž
170,750,000 170,860,561
Symphony CLO XXXIII Ltd. 2022-33A AR, CME Term SOFR 3 Month + 1.2600%,
5.0351%, 1/24/38
‡,ž
30,000,000 30,040,737
Symphony Loan Funding CLO 1 Ltd. 2024-1A A1, CME Term SOFR 3 Month +
1.4300%, 5.1632%, 1/22/38
‡,ž
48,800,000 48,931,023
Symphony Loan Funding CLO 1 Ltd. 2024-1A A2, CME Term SOFR 3 Month +
1.6500%, 5.3832%, 1/22/38
‡,ž
12,000,000 12,019,364
Tallman Park CLO Ltd. 2021-1A A1R, CME Term SOFR 3 Month + 1.3300%,
5.0592%, 7/20/38
‡,ž
38,000,000 38,078,432
TCW CLO Ltd. 2019-2A A1R2, CME Term SOFR 3 Month + 1.2700%, 4.9992%,
1/20/38
‡,ž
29,750,000 29,788,633
TCW CLO Ltd. 2023-1A AJR, CME Term SOFR 3 Month + 1.6000%, 5.3751%,
3/31/38
‡,ž
8,000,000 8,013,818
TCW CLO Ltd. 2023-2A AR, CME Term SOFR 3 Month + 1.2600%, 5.0351%,
1/24/39
‡,ž
38,000,000 38,022,838
TCW CLO Ltd. 2024-2A A1, CME Term SOFR 3 Month + 1.4200%, 5.1695%,
7/17/37
‡,ž
11,000,000 11,005,154
TCW CLO Ltd. 2025-1A A, CME Term SOFR 3 Month + 1.1900%, 4.9192%,
4/20/38
‡,ž
53,800,000 53,772,535
TCW CLO Ltd. 2025-2A A, CME Term SOFR 3 Month + 1.2400%, 4.9929%,
1/15/39
‡,ž
25,000,000 25,029,025
Texas Debt Capital CLO Ltd. 2024-1A A2R, CME Term SOFR 3 Month + 1.4100%,
5.0596%, 7/22/39
‡,ž
36,000,000 36,052,628
Thompson Park CLO Ltd. 2021-1A B1R, CME Term SOFR 3 Month + 1.5000%,
5.2529%, 4/15/34
‡,ž
16,170,000 16,193,121
Tikehau US CLO VI Ltd. 2024-1A B, CME Term SOFR 3 Month + 1.8500%,
5.5792%, 7/18/37
‡,ž
25,100,000 25,147,439
TPG CLO Ltd. 2025-1A B, CME Term SOFR 3 Month + 1.8000%, 5.5529%,
7/15/38
‡,ž
9,000,000 9,030,328
TPG CLO Ltd. 2025-2A A2, CME Term SOFR 3 Month + 1.5000%, 5.2337%,
1/21/39
‡,ž
11,250,000 11,267,884
Tralee CLO V Ltd. 2018-5A A2RR, CME Term SOFR 3 Month + 1.4500%,
5.1792%, 10/20/34
‡,ž
11,000,000 11,006,125
Trestles CLO VII Ltd. 2024-7A A1, CME Term SOFR 3 Month + 1.3800%, 5.1901%,
10/25/37
‡,ž
10,000,000 10,017,047
Trinitas CLO XXIV Ltd. 2024-24A A2R, CME Term SOFR 3 Month + 1.5100%,
5.3201%, 4/25/39
‡,ž
17,500,000 17,532,972

Janus Henderson AAA CLO ETF
Schedule of Investments
(unaudited)
July 31, 2026

Shares/
Principal Amounts Value
Collateralized Loan Obligations - (continued)
Trinitas CLO XXXI Ltd. 2024-31A A1, CME Term SOFR 3 Month + 1.3500%,
5.0832%, 1/22/38
‡,ž
$ 23,000,000 $ 23,034,475
Trinitas CLO XXXVII Ltd. 2025-37A A2, CME Term SOFR 3 Month + 1.4500%,
5.1832%, 1/22/39
‡,ž
8,000,000 8,010,157
Trysail CLO Ltd. 2021-1A A1R, CME Term SOFR 3 Month + 1.3500%, 5.0792%,
10/20/36
‡,ž
35,000,000 35,038,906
Unity-Peace Park CLO Ltd. 2022-1A BR, CME Term SOFR 3 Month + 1.4000%,
5.1292%, 4/20/35
‡,ž
10,000,000 9,995,002
Venture 43 CLO Ltd. 2021-43A A1RR, CME Term SOFR 3 Month + 1.0000%,
4.7529%, 4/15/34
‡,ž
9,823,747 9,822,735
Venture 46 CLO Ltd. 2022-46A A1R, CME Term SOFR 3 Month + 1.4500%,
5.1792%, 10/20/37
‡,ž
19,000,000 19,041,545
Venture 48 CLO Ltd. 2023-48A AR, CME Term SOFR 3 Month + 1.3000%,
5.0292%, 10/20/36
‡,ž
72,000,000 72,073,051
Venture 49 CLO Ltd. 2024-49A A1R, CME Term SOFR 3 Month + 1.3200%,
5.0492%, 4/20/37
‡,ž
78,000,000 78,092,368
Venture 49 CLO Ltd. 2024-49A AJR, CME Term SOFR 3 Month + 1.6000%,
5.3292%, 4/20/37
‡,ž
11,000,000 11,021,844
Venture 49 CLO Ltd. 2024-49A BR, CME Term SOFR 3 Month + 1.7500%,
5.4792%, 4/20/37
‡,ž
14,400,000 14,421,311
Voya CLO Ltd 2023-1A A1R, CME Term SOFR 3 Month + 1.2100%, 4.9392%,
1/20/39
‡,ž
100,000,000 100,011,400
Voya CLO Ltd. 2019-1A A1RR, CME Term SOFR 3 Month + 1.3700%, 5.1229%,
10/15/37
‡,ž
39,400,000 39,467,177
Voya CLO Ltd. 2020-2A A1RR, CME Term SOFR 3 Month + 1.3100%, 5.0392%,
1/20/38
‡,ž
31,500,000 31,574,223
Voya CLO Ltd. 2020-3A ARR, CME Term SOFR 3 Month + 1.2500%, 4.9837%,
1/20/38
‡,ž
133,150,000 133,319,899
Voya CLO Ltd. 2021-3A A1R, CME Term SOFR 3 Month + 1.2500%, 5.0029%,
4/15/38
‡,ž
85,900,000 85,968,720
Voya CLO Ltd. 2024-4A A1, CME Term SOFR 3 Month + 1.3500%, 5.0792%,
7/20/37
‡,ž
10,250,000 10,259,966
Voya CLO Ltd. 2025-1A A1, CME Term SOFR 3 Month + 1.1300%, 4.8592%,
4/20/38
‡,ž
22,750,000 22,708,003
Voya Ltd. 2024-3A A2, CME Term SOFR 3 Month + 1.5800%, 5.3092%,
7/20/37
‡,ž
12,000,000 12,000,000
Wellfleet CLO Ltd. 2022-1A A1RN, CME Term SOFR 3 Month + 1.4200%,
5.1729%, 7/15/37
‡,ž
44,000,000 44,068,169
Wellington Management CLO 5 Ltd. 2025-5A A, CME Term SOFR 3 Month +
1.2900%, 5.0192%, 10/18/38
‡,ž
26,350,000 26,391,773
Whitebox CLO I Ltd. 2019-1A A1R3, CME Term SOFR 3 Month + 1.1800%,
4.9551%, 1/24/37
‡,ž
130,000,000 129,943,970
Whitebox CLO I Ltd. 2019-1A A2R3, CME Term SOFR 3 Month + 1.4100%,
5.1851%, 1/24/37
‡,ž
10,000,000 10,019,592
Whitebox CLO II Ltd. 2020-2A A1R2, CME Term SOFR 3 Month + 1.3800%,
5.1551%, 10/24/37
‡,ž
64,117,955 64,238,433
Whitebox CLO III Ltd. 2021-3A A1R, CME Term SOFR 3 Month + 1.2700%,
5.0229%, 10/15/35
‡,ž
24,500,000 24,509,442
Wind River CLO Ltd. 2021-4A AR, CME Term SOFR 3 Month + 1.2300%,
4.9637%, 1/20/35
‡,ž
15,000,000 15,016,142
Wise CLO Ltd. 2025-1A A, CME Term SOFR 3 Month + 1.2300%, 4.9592%,
1/20/38
‡,ž
39,000,000 39,007,839
Wise CLO Ltd. 2025-2A A, CME Term SOFR 3 Month + 1.2000%, 4.9292%,
4/20/38
‡,ž
100,000,000 99,950,230

Janus Henderson AAA CLO ETF
Schedule of Investments
(unaudited)
July 31, 2026

Shares/
Principal Amounts Value
Collateralized Loan Obligations - (continued)
WISE CLO Ltd. 2023-1A AR, CME Term SOFR 3 Month + 1.3300%, 5.0592%,
10/20/38
‡,ž
$ 20,000,000 $ 20,031,520
WISE CLO Ltd. 2024-1A AR, CME Term SOFR 3 Month + 1.2400%, 4.9929%,
4/15/37
‡,ž
180,000,000 180,192,906
Total Collateralized Loan Obligations (cost $29,442,076,281) 29,447,986,072
Investment Companies - 0 .8%
Money Market Funds - 0 .8%
Janus Henderson Cash Liquidity Fund LLC, 3.6737%
£,∞
(cost $247,795,084) 247,795,084 247,795,084
Total Investments (total cost $ 29,689,871,365 ) - 100 .6% 29,695,781,156
Liabilities, net of Cash, Receivables and Other Assets - (0.6%) (190,699,604)
Net Assets - 100.0% $29,505,081,552
Summary of Investments by Country - (Long Positions) (unaudited)
Country Value
% of
Investment
Securities
United States of America $ 29,695,781,156 100 .0%
Schedule of Affiliated Investments - (% of Net Assets)
Affiliate
Affiliated
Investments,
at Value at
10/31/25 Purchases
Sales
Proceeds
Realized
Gain/(Loss)
Change in
Unrealized
Appreciatio n/
(Depreciation)
Affiliated
Investments, at
Value at
7/31/26
............. Shares
Held at
7/31/26
Dividend
Income
Investment Companies - 0 .8%
Money Market Funds - 0.8%
Janus Henderson Cash Liquidity Fund LLC, 3.6737%
∞
$ 196,327,425 $ 17,235,289,118 $ (17,183,763,154) $ (20,151) $ (38,154) $ 247,795,084 247,795,084 $ 15,049,898
Schedule of Forward Foreign Currency Exchange Contracts
Counterparty/
Foreign Currency Settlement Date
Foreign
Currency
Amount Sold/
(Purchased)
USD Currency
Amount Sold/
(Purchased)
Market Value
and Unrealized
Appreciation
(Depreciation)
BNP Paribas SA
Euro 8/13/26 12,990,000 $ (15,171,506) $ 220,503
–
Total $220,503
Average Ending Monthly Value of Derivative Instruments During the Period Ended July 31, 2026
Forward foreign currency exchange contracts:
Average amounts sold - in USD $5,057,169

Janus Henderson AAA CLO ETF
Notes to Schedule of Investments and Other Information
(unaudited)
July 31, 2026

CME Chicago Mercantile Exchange
DAC Designated Activity Company
EUR Euro
EURIBOR Euro Interbank Offered Rate
LLC Limited Liability Company
SOFR Secured Overnight Financing Rate
.
£ The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.
∞ Rate shown is the 7-day yield as of July 31, 2026.
† The position has not yet settled as of July 31, 2026. The coupon rate is undetermined.
ž Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid in accordance with the requirements of Rule 22e-4, under the 1940 Act. The total value of 144A securities as of the period ended July 31, 2026 is $29,328,411,072 which represents 99.4% of net assets.
‡ Variable or floating rate security. Rate shown is the current rate as of July 31, 2026. Certain variable rate securities are not based on a published reference rate and spread; they are determined by the issuer or agent and current market conditions. Reference rate is as of reset date and may vary by security, which may not indicate a reference rate and/or spread in their description.
The following is a summary of the inputs that were used to value the Fund 's investments in securities and other financial instruments as of July 31, 2026 . See Notes to Financial Statements for more information.
Valuation Inputs Summary
Level 1 -
Quoted Prices
Level 2 -
Other Significant
Observable Inputs
Level 3 -
Significant
Unobservable Inputs
Total
Assets
Investments in Securities:
Collateralized Loan Obligations $ — $ 29,447,986,072 $ — $ 29,447,986,072
Investment Companies — 247,795,084 — 247,795,084
Total Investments in Securities $ — $ 29,695,781,156 $ — $ 29,695,781,156
Other Financial Instruments
(a)
:
Forward Foreign Currency Exchange
Contracts $ — $ 220,503 $ — $ 220,503
Total Assets $ — $ 29,696,001,659 $ — $ 29,696,001,659
(a) Other financial instruments may include forward foreign currency exchange contracts, futures, written options, written swaptions, and swap contracts. Forward foreign currency exchange contracts, futures contracts, and centrally cleared swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Written options, written swaptions, and OTC swaps are reported at their market value at measurement date.

Janus Henderson AA-A CLO ETF
Schedule of Investments
(unaudited)
July 31, 2026

Shares/
Principal Amounts Value
Collateralized Loan Obligations - 92 .9%
AB BSL CLO 2 Ltd. 2021-2A CR, CME Term SOFR 3 Month + 1.8000%,
5.5529%, 4/15/39
‡,ž
$ 1,000,000 $ 1,001,345
AGL CLO 29 Ltd. 2024-29A BR, CME Term SOFR 3 Month + 1.6000%, 5.2770%,
4/21/39
‡,ž
3,000,000 2,999,251
AGL CLO 40 Ltd. 2025-40A B, CME Term SOFR 3 Month + 1.7500%, 5.4832%,
7/22/38
‡,ž
1,000,000 1,003,260
Apex Credit CLO Ltd. 2024-1A BR, CME Term SOFR 3 Month + 1.8500%,
5.5792%, 4/20/36
‡,ž
4,300,000 4,302,881
Ares LXII CLO Ltd. 2021-62A CR, CME Term SOFR 3 Month + 1.9000%,
5.7102%, 1/25/34
‡,ž
4,757,000 4,756,959
Ares XXXIV CLO Ltd. 2015-2A BR3, CME Term SOFR 3 Month + 1.7000%,
5.4495%, 7/17/38
‡,ž
3,251,000 3,259,257
Ares XXXIV CLO Ltd. 2015-2A CR2, CME Term SOFR 3 Month + 1.9000%,
5.6495%, 7/17/38
‡,ž
3,970,000 3,979,046
Atlantic Avenue Ltd. 2024-3A C, CME Term SOFR 3 Month + 2.2000%, 5.9292%,
1/20/35
‡,ž
4,000,000 4,003,904
Bear Mountain Park CLO Ltd. 2022-1A BR, CME Term SOFR 3 Month + 1.7500%,
5.5029%, 7/15/37
‡,ž
4,375,000 4,372,988
BlueMountain CLO XXX Ltd. 2020-30A CR2, CME Term SOFR 3 Month +
1.8500%, 5.6029%, 4/15/35
‡,ž
2,000,000 2,002,232
Bryant Park Funding Ltd. 2023-19A BR, CME Term SOFR 3 Month + 1.6000%,
5.3529%, 4/15/38
‡,ž
4,000,000 4,002,999
Flatiron CLO 21 Ltd. 2021-1A CR, CME Term SOFR 3 Month + 2.0000%,
5.7292%, 10/19/37
‡,ž
2,500,000 2,503,322
Green Lakes Park CLO LLC 2025-1A CRR, CME Term SOFR 3 Month + 1.7000%,
5.5101%, 1/25/38
‡,ž
2,000,000 1,999,289
Kennedy Lewis CLO 13 Ltd. 2023-13A C1R, CME Term SOFR 3 Month +
1.8500%, 5.5792%, 1/20/38
‡,ž
3,557,000 3,562,472
Madison Park Funding LXI Ltd. 2023-61A CR, CME Term SOFR 3 Month +
1.8500%, 5.5792%, 1/20/39
‡,ž
2,400,000 2,404,322
Madison Park Funding LXXIII Ltd. 2025-73A B, CME Term SOFR 3 Month +
1.7000%, 5.4495%, 10/17/38
‡,ž
1,200,000 1,203,816
Madison Park Funding XLVII Ltd. 2020-47AR C1R2, CME Term SOFR 3 Month +
2.0000%, 0.0000%, 4/19/37
†,‡,ž
3,050,000 3,050,000
Magnetite LII Ltd. 2025-52A B1, CME Term SOFR 3 Month + 1.5200%, 5.3301%,
1/25/39
‡,ž
4,000,000 4,008,600
Magnetite XXIII Ltd. 2019-23A BR2, CME Term SOFR 3 Month + 1.3500%,
5.1602%, 1/25/35
‡,ž
5,000,000 5,002,649
Magnetite XXIII Ltd. 2019-23A CR2, CME Term SOFR 3 Month + 1.6000%,
5.4101%, 1/25/35
‡,ž
2,250,000 2,247,927
Man Capital CLO Ltd. 2021-2RA CR, CME Term SOFR 3 Month + 2.1000%,
5.8495%, 4/17/39
‡,ž
1,250,000 1,255,568
Neuberger Berman CLO XX Ltd. 2015-20A BR3, CME Term SOFR 3 Month +
1.5000%, 5.2529%, 4/15/39
‡,ž
2,300,000 2,304,945
Neuberger Berman Loan Advisers CLO 36R Ltd. 2020-36RA B, CME Term SOFR
3 Month + 1.6500%, 5.3792%, 7/20/39
‡,ž
2,750,000 2,756,133
Neuberger Berman Loan Advisers CLO 48 Ltd. 2022-48A CR, CME Term SOFR
3 Month + 1.7500%, 5.5601%, 4/25/36
‡,ž
2,600,000 2,600,397
OCP CLO Ltd. 2016-12A CR3, CME Term SOFR 3 Month + 2.0000%, 5.7292%,
10/18/37
‡,ž
2,250,000 2,252,891
OCP CLO Ltd. 2024-34A C, CME Term SOFR 3 Month + 1.8800%, 5.6329%,
10/15/37
‡,ž
3,000,000 3,003,809
OCP CLO Ltd. 2025-46A B, CME Term SOFR 3 Month + 1.4800%, 5.2329%,
10/15/38
‡,ž
2,000,000 2,002,680

Janus Henderson AA-A CLO ETF
Schedule of Investments
(unaudited)
July 31, 2026

Shares/
Principal Amounts Value
Collateralized Loan Obligations - (continued)
Octagon Investment Partners 50 Ltd. 2020-4A BR2, CME Term SOFR 3 Month +
1.5500%, 5.3029%, 1/15/35
‡,ž
$ 2,250,000 $ 2,255,288
OHA Credit Funding 15-R Ltd. 2023-15RA B1, CME Term SOFR 3 Month +
1.6500%, 5.3792%, 7/20/38
‡,ž
3,000,000 3,009,120
Palmer Square CLO Ltd. 2022-2A CR, CME Term SOFR 3 Month + 1.9500%,
5.6792%, 7/20/37
‡,ž
4,000,000 4,004,079
Palmer Square CLO Ltd. 2023-4A CR, CME Term SOFR 3 Month + 1.8500%,
5.5792%, 10/20/37
‡,ž
1,400,000 1,402,024
Rad CLO 22 Ltd. 2023-22A BR, CME Term SOFR 3 Month + 1.9500%, 5.6792%,
10/20/40
‡,ž
4,325,000 4,337,848
Regatta 32 Funding Ltd. 2025-4A C, CME Term SOFR 3 Month + 1.9000%,
5.7102%, 7/25/38
‡,ž
2,797,946 2,804,941
RR 30 Ltd. 2024-30A B, CME Term SOFR 3 Month + 1.9000%, 5.6529%,
7/15/36
‡,ž
2,250,000 2,252,549
Signal Peak CLO 11 Ltd. 2024-11A B, CME Term SOFR 3 Month + 1.8500%,
5.5792%, 7/18/37
‡,ž
2,000,000 2,004,320
Silver Point CLO 1 Ltd. 2022-1A CR, CME Term SOFR 3 Month + 1.9000%,
5.6292%, 1/20/38
‡,ž
4,000,000 3,998,000
Sixth Street CLO XVI Ltd. 2020-16A CR2, CME Term SOFR 3 Month + 1.7000%,
5.4337%, 1/21/39
‡,ž
5,000,000 4,998,365
Symphony CLO 37 Ltd. 2022-37A CR2, CME Term SOFR 3 Month + 1.7500%,
5.4792%, 1/20/37
‡,ž
4,000,000 3,991,984
Symphony CLO XXVIII Ltd. 2021-28A CR, CME Term SOFR 3 Month + 1.8000%,
5.5522%, 1/23/36
‡,ž
4,900,000 4,892,641
Tallman Park CLO Ltd. 2021-1A CR, CME Term SOFR 3 Month + 1.9500%,
5.6792%, 7/20/38
‡,ž
1,299,766 1,299,116
Tikehau US CLO VII Ltd. 2025-1A C, CME Term SOFR 3 Month + 2.0000%,
5.8102%, 2/25/38
‡,ž
4,900,000 4,916,698
Venture 49 CLO Ltd. 2024-49A BR, CME Term SOFR 3 Month + 1.7500%,
5.4792%, 4/20/37
‡,ž
5,000,000 5,007,399
Voya CLO Ltd. 2020-2A CRR, CME Term SOFR 3 Month + 1.9000%, 5.6292%,
1/20/38
‡,ž
3,000,000 3,006,490
Whitebox CLO IV Ltd. 2023-4A CR2, CME Term SOFR 3 Month + 1.7500%,
5.5059%, 7/20/39
‡,ž
5,000,000 5,000,631
Total Collateralized Loan Obligations (cost $137,141,946) 137,024,435
Investment Companies - 9 .4%
Exchange-Traded Funds - 0.0%
Janus Henderson AAA CLO ETF
£
883 44,591
Money Market Funds - 9 .4%
Janus Henderson Cash Liquidity Fund LLC, 3.6737%
£,∞
13,817,539 13,817,539
Total Investment Companies (cost $13,862,357) 13,862,130
Total Investments (total cost $ 151,004,303 ) - 102 .3% 150,886,565
Liabilities, net of Cash, Receivables and Other Assets - (2.3%) (3,412,092)
Net Assets - 100.0% $147,474,473
Summary of Investments by Country - (Long Positions) (unaudited)
Country Value
% of
Investment
Securities
United States of America $ 150,886,565 100 .0%

Janus Henderson AA-A CLO ETF
Schedule of Investments
(unaudited)
July 31, 2026

Schedule of Affiliated Investments - (% of Net Assets)
Affiliate
Affiliated
Investments,
at Value at
2/18/26 Purchases
Sales
Proceeds
Realized
Gain/(Loss)
Change in
Unrealized
Appreciatio n/
(Depreciation)
Affiliated
Investments, at
Value at
7/31/26
............. Shares
Held at
7/31/26
Dividend
Income
Investment Companies - 9 .4%
Exchange-Traded Funds - 0.0%
Janus Henderson AAA CLO ETF
$ – $ 44,818 $ – $ – $ (227) $ 44,591 883 $ 1,055
Money Market Funds - 9.4%
Janus Henderson Cash Liquidity Fund LLC, 3.6737%
∞
– 45,443,433 (31,620,232) (5,662) – 13,817,539 13,817,539 217,617
Total Investment Companies - 9 .4%
$– $45,488,251 $(31,620,232) $(5,662) (227) $13,862,130 13,818,422 $218,672
Total Affiliated Investments - 9.4%
$– $45,488,251 $(31,620,232) $(5,662) $(227) $13,862,130 13,818,422 $218,672

Janus Henderson AA-A CLO ETF
Notes to Schedule of Investments and Other Information
(unaudited)
July 31, 2026

CME Chicago Mercantile Exchange
ETF Exchange Traded Fund
LLC Limited Liability Company
SOFR Secured Overnight Financing Rate
.
£ The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.
∞ Rate shown is the 7-day yield as of July 31, 2026.
† The position has not yet settled as of July 31, 2026. The coupon rate is undetermined.
ž Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid in accordance with the requirements of Rule 22e-4, under the 1940 Act. The total value of 144A securities as of the period ended July 31, 2026 is $137,024,435 which represents 92.9% of net assets.
‡ Variable or floating rate security. Rate shown is the current rate as of July 31, 2026. Certain variable rate securities are not based on a published reference rate and spread; they are determined by the issuer or agent and current market conditions. Reference rate is as of reset date and may vary by security, which may not indicate a reference rate and/or spread in their description.
The following is a summary of the inputs that were used to value the Fund 's investments in securities and other financial instruments as of July 31, 2026 . See Notes to Financial Statements for more information.
Valuation Inputs Summary
Level 1 -
Quoted Prices
Level 2 -
Other Significant
Observable Inputs
Level 3 -
Significant
Unobservable Inputs
Total
Assets
Investments in Securities:
Collateralized Loan Obligations $ — $ 137,024,435 $ — $ 137,024,435
Investment Companies 44,591 13,817,539 — 13,862,130
Total Assets $ 44,591 $ 150,841,974 $ — $ 150,886,565

Janus Henderson Asset - Backed Securities ETF
Schedule of Investments
(unaudited)
July 31, 2026

Shares/
Principal Amounts Value
Asset-Backed Securities - 82 .2%
Acacia LLC 2025-1 A, 5.2400%, 11/15/37
ž
$ 519,047 $ 518,655
Acacia LLC 2026-1 A, 5.4400%, 7/15/41
ž
1,000,000 998,850
Acacia LLC 2026-1 B, 6.4100%, 7/15/41
ž
250,000 249,700
Adams Outdoor Advertising LP 2026-1 A2, 5.9530%, 7/20/56
ž
750,000 749,880
Affirm Asset Securitization Trust 2025-X2 C, 4.9300%, 10/15/30
ž
600,000 599,286
Affirm Master Trust 2025-1A B, 5.1300%, 2/15/33
ž
1,641,000 1,643,394
Affirm Master Trust 2025-3A C, 4.8900%, 10/16/34
ž
1,000,000 988,266
Aligned Data Centers Issuer LLC 2026-1A A2I, 5.9090%, 6/15/56
ž
1,000,000 995,360
Alloya Auto Receivables Trust 2025-1A B, 4.9900%, 3/25/30
ž
1,500,000 1,501,934
Ally Bank Auto Credit-Linked Notes 2024-A B, 5.8270%, 5/17/32
ž
84,628 85,371
Ally Bank Auto Credit-Linked Notes 2025-A C, 4.8440%, 6/15/33
ž
1,503,769 1,502,962
Aqua Finance Issuer Trust 2025-B A, 4.7900%, 5/17/51
ž
1,065,598 1,053,386
Aqua Finance Issuer Trust 2025-B C, 5.2400%, 5/17/51
ž
1,348,281 1,330,902
Aqua Finance Trust 2021-A A, 1.5400%, 7/17/46
ž
202,065 184,613
Arivo Acceptance Auto Loan Receivables Trust 2025-1A C, 5.4200%, 12/15/31
ž
1,000,000 995,157
AutoNation Finance Trust 2026-1A C, 4.5600%, 10/14/31
ž
1,000,000 984,094
Avis Budget Rental Car Funding AESOP LLC 2024-1A B, 5.8500%, 6/20/30
ž
1,350,000 1,366,050
Avtech Equipment Receivables Funding LLC 2026-1A A, 4.5500%, 2/15/33
ž
704,466 703,053
Bayview Opportunity Master Fund VII LLC 2025-EDU1 B, CME Term Average
SOFR 30 Day + 1.7000%, 5.3161%, 7/27/48
‡,ž
657,084 656,423
Business Jet Securities LLC 2026-1A A, 5.4640%, 6/15/41
ž
980,000 974,887
Carmax Auto Owner Trust 2025-4 D, 5.1100%, 5/17/32 1,000,000 991,722
Carmax Select Receivables Trust 2025-B C, 4.8300%, 6/16/31 1,000,000 993,552
Carvana Auto Receivables Trust 2023-P3 C, 6.0900%, 11/13/29
ž
427,000 436,586
Carvana Auto Receivables Trust 2025-P3 C, 4.9900%, 1/12/32 1,000,000 981,048
Castlelake Aircraft Structured Trust 2026-1A A, 5.0730%, 3/15/51
ž
972,252 951,491
Channel EF LLC 2026-1A C, 5.6900%, 1/17/34
ž
750,000 744,177
Chase Auto Credit Linked Notes 2026-1 C, 5.0850%, 7/25/34
ž
850,000 849,975
Compass Datacenters Issuer II LLC 2025-1A B1, 5.7560%, 5/25/50
ž
1,000,000 985,022
Consolidated Communications LLC 2025-4A A2, 5.5220%, 12/20/55
ž
1,000,000 992,064
Corporate One Auto Receivables Trust 2026-1A C, 4.8400%, 4/15/31
ž
1,000,000 983,231
Credibly Asset Securitization II LLC 2026-1A A, 5.4000%, 3/15/32
ž
1,000,000 989,942
Dell Equipment Finance Trust 2025-2 D, 4.8300%, 3/22/32
ž
1,000,000 992,325
Dell Equipment Finance Trust 2026-1A D, 5.1900%, 11/22/32
ž
1,000,000 993,015
DLLMT LLC 2023-1A A3, 5.3400%, 3/22/27
ž
11,910 11,917
DLLST LLC 2024-1A A3, 5.0500%, 8/20/27
ž
4,682 4,689
Exeter Automobile Receivables Trust 2026-1A C, 4.4000%, 5/17/32 1,000,000 983,846
Exeter Select Automobile Receivables Trust 2025-2 C, 4.9100%, 12/15/31 2,000,000 1,991,137
FHF Issuer Trust 2024-2A A2, 5.8900%, 6/15/30
ž
134,857 135,360
FHF Issuer Trust 2024-2A C, 6.4300%, 7/15/30
ž
200,000 202,199
FHF Issuer Trust 2025-1A C, 5.6900%, 8/15/31
ž
1,500,000 1,493,551
FIGRE Trust 2025-FL1 A2, 5.4670%, 7/25/55
Ç,ž
1,866,853 1,853,474
FIGRE Trust 2025-HE3 A, 5.5600%, 5/25/55
‡,ž
2,118,526 2,109,463
Firstlight Issuer LLC 2026-1A A2, 5.8730%, 6/20/56
ž
1,000,000 993,297
FNA 9 LLC 2026-1 A, 5.5090%, 4/16/46
‡,ž
906,936 904,871
Fora Financial Asset Securitization LLC 2026-1A A, 5.8500%, 6/15/32
ž
500,000 497,099
Foundation Finance Trust 2025-3A C, 5.0700%, 8/15/52
ž
1,212,616 1,196,252
GGAM Master Trust International Ltd. 2026-1A A, 5.8610%, 9/30/60
ž
500,000 495,997
GM Financial Automobile Leasing Trust 2025-3 C, 4.6000%, 1/21/30 1,500,000 1,492,967
GoodLeap Home Improvement Solutions Trust 2026-1A A, 5.3100%, 12/20/49
ž
873,053 868,293
Gordon Brothers Equipment Finance LLC 2026-1A C, 5.7400%, 6/20/34
ž
500,000 500,019
Gracie Point International Funding LLC 2025-1A B, CME Term Average SOFR 30
Day + 2.0000%, 5.6321%, 8/15/28
‡,ž
650,000 651,746
Hilton Grand Vacations Trust 2024-3A B, 5.2700%, 8/27/40
ž
473,757 472,096

Janus Henderson Asset - Backed Securities ETF
Schedule of Investments
(unaudited)
July 31, 2026

Shares/
Principal Amounts Value
Asset-Backed Securities - (continued)
Hilton Grand Vacations Trust 2025-2A B, 4.7300%, 5/25/44
ž
$ 1,857,487 $ 1,827,349
Hotwire Funding LLC 2021-1 A2, 2.3110%, 11/20/51
ž
200,000 198,592
HPEFS Equipment Trust 2025-2A D, 4.7700%, 5/20/33
ž
2,000,000 1,964,811
Huntington Bank Auto Credit-Linked Notes 2024-1 B1, 6.1530%, 5/20/32
ž
79,964 80,565
Huntington Bank Auto Credit-Linked Notes 2025-1 B, 4.9570%, 3/21/33
ž
165,659 165,623
Huntington Bank Auto Credit-Linked Notes 2025-2 B1, 4.8350%, 9/20/33
ž
1,386,851 1,380,633
Kapitus Asset Securitization VI LLC 2026-1A A, 5.3600%, 5/10/33
ž
500,000 494,523
Lendbuzz Securitization Trust 2023-1A A2, 6.9200%, 8/15/28
ž
58,603 58,999
Lendbuzz Securitization Trust 2023-3A B, 9.1700%, 4/16/29
ž
651,000 677,241
Lendbuzz Securitization Trust 2025-2A C, 5.2800%, 4/15/31
ž
2,862,000 2,814,876
Libra Solutions LLC 2025-1A A, 6.3550%, 8/15/39
ž
2,610,000 2,573,845
Lightpath Fiber Issuer LLC 2026-1A A2, 5.5970%, 3/25/56
ž
1,000,000 990,474
Lmrk Issuer Co. 2 LLC 2025-1A A, 5.5200%, 9/15/55
ž
1,000,000 987,872
Luxury Lease Partners Auto Lease Trust 2025-A A, 5.5100%, 3/15/32
ž
676,500 673,836
Lyra Music Assets Delaware LP 2025-1A A2, 5.6040%, 9/20/65
ž
1,750,375 1,752,977
Marlette Funding Trust 2025-1A B, 4.9500%, 7/16/35
ž
110,000 110,203
Merchants Fleet Funding LLC 2025-1A C, 5.2100%, 1/20/39
ž
1,000,000 985,217
MetroNet Infrastructure Issuer LLC 2025-2A A2, 5.4000%, 8/20/55
ž
1,500,000 1,497,896
MVW LLC 2023-1A B, 5.4200%, 10/20/40
ž
109,654 109,860
NMEF Funding LLC 2026-A C, 4.7100%, 2/15/34
ž
1,000,000 970,462
Oaktree ABF Equipment ST LLC 2026-1A C, 5.3100%, 10/17/33
ž
750,000 744,676
OCCU Auto Receivables Trust 2025-1A C, 5.2000%, 10/15/31
ž
1,480,000 1,470,260
OCCU Auto Receivables Trust 2025-1A D, 5.6000%, 11/15/34
ž
2,000,000 1,982,630
OnDeck Asset Securitization Trust IV LLC 2024-1A B, 7.1500%, 6/17/31
ž
1,000,000 1,009,892
OneMain Financial Issuance Trust 2020-2A B, 2.2100%, 9/14/35
ž
381,000 369,931
QTS Issuer ABS II LLC 2025-1A A2, 5.0440%, 10/5/55
ž
1,000,000 968,301
RAM LLC 2026-1 A, 5.4630%, 6/15/46
ž
622,077 618,475
RCKT Mortgage Trust 2025-CES9 A3, 5.1980%, 9/25/55
Ç,ž
1,093,501 1,073,010
RCKT Trust 2025-1A C, 5.1600%, 7/25/34
ž
2,000,000 1,993,559
RCKTL 2025-2A C, 4.9500%, 11/27/34
ž
1,000,000 995,402
Reach Abs Trust 2026-1A C, 4.8000%, 2/15/33
ž
1,000,000 984,472
Redaptive Equipment Issuer LLC 2026-EQ1A A, 5.4800%, 7/25/34
ž
500,000 499,927
Regents Capital Equipment Receivables LLC 2026-1A A, 5.1100%, 1/31/34
ž
872,795 874,051
Research-Driven Pagaya Motor Asset Trust 2026-R1A A, 5.6590%, 7/25/34
ž
738,390 741,344
Research-Driven Pagaya Motor Asset Trust 2026-R1A B, 6.2110%, 7/25/34
ž
350,000 351,584
Sabey Data Center Issuer LLC 2026-1 A2, 5.4820%, 1/20/51
ž
1,000,000 982,548
Santander Bank Auto Credit-Linked Notes 2023-B B, 5.6400%, 12/15/33
ž
332,299 334,473
SCCU Auto Receivables Trust 2023-1A A3, 5.7000%, 10/16/28
ž
74,804 74,956
SCCU Auto Receivables Trust 2025-1A C, 5.0800%, 2/17/32
ž
2,000,000 1,977,341
SF ABS Issuer LLC 2025-1A A2, 5.3770%, 11/25/55
ž
1,000,000 966,886
Sierra Timeshare Receivables Funding LLC 2025-3A B, 4.6400%, 8/22/44
ž
760,546 755,581
SoFi Consumer Loan Program Trust 2025-3 C, 5.0400%, 8/15/34
ž
1,000,000 999,668
SoFi Consumer Loan Program Trust 2025-4 C, 4.9100%, 8/25/35
ž
1,000,000 992,682
Sotheby's Artfi Master Trust 2026-1A C, 5.0000%, 6/20/33
ž
1,000,000 991,595
Stack Infrastructure Issuer LLC 2026-1A A2, 5.0000%, 3/27/56
ž
1,000,000 959,990
Switch ABS Issuer LLC 2024-2A A2, 5.4360%, 6/25/54
ž
1,000,000 982,671
Switch ABS Issuer LLC 2025-2A A22, 5.3650%, 10/25/55
ž
1,000,000 979,392
Tesla Lease Electric Vehicle Securitization LLC 2025-A B, 4.7900%, 6/20/29
ž
1,000,000 997,986
Tesla Sustainable Energy Business Trust 2026-1A B, 5.7300%, 5/20/52
ž
500,000 491,546
Towd Point Mortgage Trust 2025-HE1 A2, CME Term Average SOFR 30 Day +
1.6500%, 5.2661%, 7/25/65
‡,ž
2,000,000 2,011,730
Trackside Rail LLC 2026-1A A, 4.8900%, 3/20/56
ž
989,383 965,287
Trackside Rail LLC 2026-1A B, 5.0700%, 3/20/56
ž
400,000 389,446
Tricolor Auto Securitization Trust 2024-1A D, 8.6100%, 4/17/28
¢,ž
520,000 308,716

Janus Henderson Asset - Backed Securities ETF
Schedule of Investments
(unaudited)
July 31, 2026

Shares/
Principal Amounts Value
Asset-Backed Securities - (continued)
Truist Bank Auto Credit-Linked Notes 2025-1 B, 4.7280%, 9/26/33
ž
$ 1,218,859 $ 1,215,383
United Auto Credit Securitization Trust 2025-1 C, 5.1500%, 6/10/30
ž
1,250,000 1,252,113
United Auto Credit Securitization Trust 2026-1 C, 5.0600%, 6/10/31
ž
1,000,000 992,626
UPG HI Issuer Trust 2025-2 A, 5.0000%, 9/25/47
ž
724,525 717,528
Upgrade Auto Receivables Trust 2025-1A C, 5.5500%, 4/15/32
ž
500,000 494,905
Upgrade Master Pass-Thru Trust 2026-ST1 C, 5.1300%, 3/15/34
ž
1,000,000 993,054
Upstart Securitization Trust 2025-3 B, 5.0200%, 9/20/35
ž
1,000,000 995,254
UPX HIL Issuer Trust 2025-1 A, 5.1600%, 1/25/47
ž
858,828 852,178
VB-S1 Issuer LLC - VBTEL 2022-1A C2I, 3.1560%, 2/15/52
ž
400,000 392,272
VB-S1 Issuer LLC-VBTEL 2024-1A C2, 5.5900%, 5/15/54
ž
600,000 601,456
Vertical Bridge CC LLC 2025-1A B, 5.6020%, 8/16/55
ž
1,500,000 1,488,018
Western Funding Auto Loan Trust 2025-1 C, 5.3400%, 11/15/35
ž
1,500,000 1,486,146
Westgate Resorts LLC 2026-1A B, 5.4700%, 10/20/39
ž
908,947 906,745
Wingspire Equipment Finance LLC 2025-1A C, 4.7600%, 9/20/33
ž
1,000,000 984,507
Zayo Issuer LLC 2026-1A A2, 5.5460%, 4/20/56
ž
1,000,000 989,923
Total Asset-Backed Securities (cost $113,447,763) 112,342,616
Collateralized Loan Obligations - 3 .1%
Sound Point CLO XXXIII Ltd. 2022-1A C, CME Term SOFR 3 Month + 2.2500%,
6.0602%, 4/25/35
‡,ž
2,700,000 2,711,879
Voya CLO Ltd. 2024-7A C, CME Term SOFR 3 Month + 1.8500%, 5.5792%,
1/20/38
‡,ž
1,500,000 1,502,538
Total Collateralized Loan Obligations (cost $4,202,892) 4,214,417
Corporate Bonds - 1 .2%
Communications - 1 .2%
Big Sky Funding LLC, 5.5000%, 12/31/27
¢
1,538,676 1,538,676
Big Sky Funding LLC, 5.7500%, 7/20/31
ž
61,324 61,095
1,599,771
Total Corporate Bonds (cost 1,600,000) 1,599,771
Commercial Mortgage-Backed Securities - 4 .6%
BX Commercial Mortgage Trust , CME Term SOFR 1 Month + 2.0000% ,
5.6764% , 2/15/43
‡ ,ž
700,000 706,121
BX Trust , 5.5173% , 12/13/42
‡ ,ž
500,000 494,695
Extended Stay America Trust , CME Term SOFR 1 Month + 1.8500% ,
5.5264% , 10/15/42
‡ ,ž
963,133 965,640
GWT , CME Term SOFR 1 Month + 1.6912% , 5.3676% , 5/15/41
‡ ,ž
750,000 751,281
Olympic Tower Mortgage Trust , 3.5660% , 5/10/39
ž
975,000 936,137
PFDR Trust , CME Term SOFR 1 Month + 2.5000% , 6.1764% , 6/15/43
‡ ,ž
500,000 500,506
PRM7 Trust , 4.9411% , 11/10/42
‡ ,ž
1,000,000 963,543
SCG Trust , CME Term SOFR 1 Month + 1.9000% , 5.5764% , 9/15/42
‡ ,ž
1,000,000 1,000,724
Total Commercial Mortgage-Backed Securities (cost $6,335,014) 6,318,647
Residential Mortgage-Backed Securities - 1 .3%
Connecticut Avenue Securities Trust , CME Term Average SOFR 30 Day +
1.2000% , 4.8161% , 5/25/45
‡ ,ž
130,869 130,975
Freddie Mac Structured Agency Credit Risk Debt Notes REMIC Trust , CME Term
Average SOFR 30 Day + 1.2000% , 4.8161% , 5/25/45
‡ ,ž
89,872 89,882
PRPM LLC , 4.5000% , 8/25/55
Ç ,ž
1,646,000 1,573,759
Total Residential Mortgage-Backed Securities - (cost $ 1,794,434 ) 1,794,616
Investment Companies - 7 .3%
Exchange-Traded Funds - 4 .6%
Janus Henderson AAA CLO ETF
£
62,990 3,180,995
Janus Henderson AA-A CLO ETF
£
59,750 2,992,877
6,173,872

Janus Henderson Asset - Backed Securities ETF
Schedule of Investments
(unaudited)
July 31, 2026

Shares/
Principal Amounts Value
Investment Companies - (continued)
Money Market Funds - 2 .7%
Janus Henderson Cash Liquidity Fund LLC, 3.6737%
£,∞
3,725,229 $ 3,725,229
Total Investment Companies (cost $9,910,084) 9,899,101
Total Investments (total cost $ 137,290,187 ) - 99 .7% 136,169,168
Cash, Receivables and Other Assets, net of Liabilities - 0.3% 438,977
Net Assets - 100.0% $136,608,145
Summary of Investments by Country - (Long Positions) (unaudited)
Country Value
% of
Investment
Securities
United States of America $ 135,673,171 99 .6%
Cayman Islands 495,997 0 .4
Total $136,169,168 100 .0%
Schedule of Affiliated Investments - (% of Net Assets)
Affiliate
Affiliated
Investments,
at Value at
10/31/25 Purchases
Sales
Proceeds
Realized
Gain/(Loss)
Change in
Unrealized
Appreciatio n/
(Depreciation)
Affiliated
Investments, at
Value at
7/31/26
............. Shares
Held at
7/31/26
Dividend
Income
Investment Companies - 7 .2%
Exchange-Traded Funds - 4.5%
Janus Henderson AAA CLO ETF
$ 4,931,218 $ 6,597,852 $ (8,319,926) $ (20,282) $ (7,867) $ 3,180,995 62,990 $ 143,031
Janus Henderson AA-A CLO ETF
– 2,995,070 – – (2,193) 2,992,877 59,750 25,296
Money Market Funds - 2.7%
Janus Henderson Cash Liquidity Fund LLC, 3.6737%
∞
728,177 91,118,094 (88,120,954) (52) (36) 3,725,229 3,725,229 90,959
Total Investment Companies - 7 .2%
$5,659,395 $100,711,016 $(96,440,880) $(20,334) (10,096) $9,899,101 3,847,969 $259,286
Total Affiliated Investments - 7.2%
$5,659,395 $100,711,016 $(96,440,880) $(20,334) $(10,096) $9,899,101 3,847,969 $259,286
Schedule of Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
Value and
Unrealized
Appreciation
(Depreciation)
Futures Long:
U.S. Treasury 10 Year Notes 45 9/21/26 $ 4,860,000 $ (45,401)
Total - Futures Long $(45,401)
Futures Short:
U.S. Treasury 10 Year Ultra Bonds 18 9/21/26 $ (1,974,656) $ 23,746
U.S. Treasury 2 Year Notes 4 9/30/26 (822,438) 3,027
Total - Futures Short $26,773
Total $(18,628)

Janus Henderson Asset - Backed Securities ETF
Schedule of Investments
(unaudited)
July 31, 2026

Average Ending Monthly Value of Derivative Instruments During the Period Ended July 31, 2026
Futures contracts:
Average notional amount of contracts - long $4,210,233
Average notional amount of contracts - short 6,689,479

Janus Henderson Asset - Backed Securities ETF
Notes to Schedule of Investments and Other Information
(unaudited)
July 31, 2026

CME Chicago Mercantile Exchange
ETF Exchange Traded Fund
LLC Limited Liability Company
LP Limited Partnership
REMIC Real Estate Mortgage Investment Conduit
SOFR Secured Overnight Financing Rate
¢ Security is valued using significant unobservable inputs. The total value of Level 3 securities as of the period ended July 31, 2026 is
$1,847,392, which represents 1.4% of net assets.
.
£ The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.
∞ Rate shown is the 7-day yield as of July 31, 2026.
Ç Step bond. The coupon rate will increase or decrease periodically based upon a predetermined schedule. The rate shown reflects the current rate.
ž Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid in accordance with the requirements of Rule 22e-4, under the 1940 Act. The total value of 144A securities as of the period ended July 31, 2026 is $117,297,119 which represents 85.9% of net assets.
‡ Variable or floating rate security. Rate shown is the current rate as of July 31, 2026. Certain variable rate securities are not based on a published reference rate and spread; they are determined by the issuer or agent and current market conditions. Reference rate is as of reset date and may vary by security, which may not indicate a reference rate and/or spread in their description.

Janus Henderson Asset - Backed Securities ETF
Notes to Schedule of Investments and Other Information
(unaudited)
July 31, 2026

The following is a summary of the inputs that were used to value the Fund 's investments in securities and other financial instruments as of July 31, 2026 . See Notes to Financial Statements for more information.
Valuation Inputs Summary
Level 1 -
Quoted Prices
Level 2 -
Other Significant
Observable Inputs
Level 3 -
Significant
Unobservable Inputs
Total
Assets
Investments in Securities:
Asset-Backed Securities $ — $ 112,033,900 $ 308,716 $ 112,342,616
Collateralized Loan Obligations — 4,214,417 — 4,214,417
Corporate Bonds — 61,095 1,538,676 1,599,771
Commercial Mortgage-Backed
Securities — 6,318,647 — 6,318,647
Residential Mortgage-Backed
Securities — 1,794,616 — 1,794,616
Investment Companies 6,173,872 3,725,229 — 9,899,101
Total Investments in Securities $ 6,173,872 $ 128,147,904 $ 1,847,392 $ 136,169,168
Other Financial Instruments
(a)
:
Futures Contracts $ 26,773 $ — $ — $ 26,773
Total Assets $ 6,200,645 $ 128,147,904 $ 1,847,392 $ 136,195,941
Liabilities
Other Financial Instruments
(a)
:
Futures Contracts $ 45,401 $ — $ — $ 45,401
Total Liabilities $ 45,401 $ — $ — $ 45,401
(a) Other financial instruments may include forward foreign currency exchange contracts, futures, written options, written swaptions, and swap contracts. Forward foreign currency exchange contracts, futures contracts, and centrally cleared swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Written options, written swaptions, and OTC swaps are reported at their market value at measurement date.

Janus Henderson B-BBB CLO ETF
Schedule of Investments
(unaudited)
July 31, 2026

Shares/
Principal Amounts Value
Collateralized Loan Obligations - 96 .7%
1988 CLO 1 Ltd. 2022-1A D1R, CME Term SOFR 3 Month + 3.1000%, 6.8529%,
10/15/39
‡,ž
$ 1,000,000 $ 1,002,622
720 East CLO Ltd. 2022-1A DR, CME Term SOFR 3 Month + 2.9000%, 6.6292%,
1/20/38
‡,ž
5,000,000 5,014,885
AB BSL CLO 1 Ltd. 2020-1A D1R2, CME Term SOFR 3 Month + 2.8000%,
6.5529%, 10/15/38
‡,ž
9,325,000 9,327,515
AB BSL CLO 7 Ltd. 2025-7A D1, CME Term SOFR 3 Month + 2.8500%,
6.6029%, 1/15/39
‡,ž
10,000,000 10,002,355
AGL CLO 12 Ltd. 2021-12A D1R, CME Term SOFR 3 Month + 2.9000%,
6.6292%, 10/20/38
‡,ž
6,000,000 6,022,022
AGL CLO 21 Ltd. 2022-21A D2R, CME Term SOFR 3 Month + 4.4000%,
8.1337%, 10/21/37
‡,ž
2,200,000 2,096,666
AGL CLO 25 Ltd. 2023-25A D1R, CME Term SOFR 3 Month + 2.9000%,
6.6337%, 7/21/38
‡,ž
5,500,000 5,476,842
AGL CLO 32 Ltd. 2024-32A D1, CME Term SOFR 3 Month + 2.9000%, 6.6337%,
7/21/37
‡,ž
6,500,000 6,427,394
AGL CLO 33 Ltd. 2024-33A D1, CME Term SOFR 3 Month + 2.8000%, 6.5337%,
7/21/37
‡,ž
4,200,000 4,159,947
AGL CLO 35 Ltd. 2024-35A D1, CME Term SOFR 3 Month + 2.8500%, 6.5837%,
1/21/38
‡,ž
4,880,000 4,835,915
AGL CLO 37 Ltd. 2024-37A D1, CME Term SOFR 3 Month + 2.6500%, 6.3832%,
4/22/38
‡,ž
8,000,000 7,976,202
AGL CLO 39 Ltd. 2025-39A D1, CME Term SOFR 3 Month + 2.5000%, 6.2292%,
4/20/38
‡,ž
15,700,000 15,595,402
AGL CLO 40 Ltd. 2025-40A D1, CME Term SOFR 3 Month + 2.9000%,
6.6332%, 7/22/38
‡,ž
3,000,000 3,013,608
AGL CLO 44 Ltd. 2025-44A D1, CME Term SOFR 3 Month + 2.5000%, 6.2332%,
10/22/37
‡,ž
6,500,000 6,447,970
AGL CLO 7 Ltd. 2020-7A D1R2, CME Term SOFR 3 Month + 2.8000%,
6.5529%, 10/15/38
‡,ž
7,800,000 7,776,898
AIMCO CLO 10 Ltd. 2019-10A D1R3, CME Term SOFR 3 Month + 2.4500%,
6.1486%, 7/22/39
‡,ž
5,000,000 5,010,562
Aimco CLO 14 Ltd. 2021-14A D1R, CME Term SOFR 3 Month + 2.6000%,
6.3292%, 10/20/38
‡,ž
2,100,000 2,101,487
Allegro CLO XIX Ltd. 2025-1A D2, CME Term SOFR 3 Month + 4.0500%,
7.7995%, 4/17/38
‡,ž
5,700,000 5,635,336
AMMC CLO 24 Ltd. 2021-24A DR, CME Term SOFR 3 Month + 2.9500%,
6.6792%, 1/20/35
‡,ž
7,120,000 7,134,254
AMMC CLO 27 Ltd. 2022-27A DR, CME Term SOFR 3 Month + 2.7000%,
6.4292%, 1/20/37
‡,ž
11,040,000 11,025,209
Anchorage Capital CLO 15 Ltd. 2020-15A DR2, CME Term SOFR 3 Month +
3.4200%, 7.1492%, 7/20/38
‡,ž
3,400,000 3,385,602
Anchorage Capital CLO 16 Ltd. 2020-16A D1R2, CME Term SOFR 3 Month +
2.9000%, 6.6292%, 1/19/38
‡,ž
9,250,000 9,276,383
Anchorage Capital CLO 16 Ltd. 2020-16A D2R2, CME Term SOFR 3 Month +
4.0000%, 7.7292%, 1/19/38
‡,ž
3,000,000 2,948,027
Anchorage Capital CLO 19 Ltd. 2021-19A D1R, CME Term SOFR 3 Month +
3.0000%, 6.7529%, 10/15/38
‡,ž
5,000,000 5,025,804
Anchorage Capital CLO 29 Ltd. 2024-29A DR, CME Term SOFR 3 Month +
3.1000%, 6.7645%, 3/31/39
‡,ž
7,000,000 7,036,180
Anchorage Capital CLO 7 Ltd. 2015-7A DR4, CME Term SOFR 3 Month +
3.3000%, 7.1376%, 4/28/37
‡,ž
4,750,000 4,756,944
Anchorage Capital CLO 9 Ltd. 2016-9AR DR4, CME Term SOFR 3 Month +
3.3000%, 0.0000%, 7/15/37
†,‡
24,750,000 24,750,000

Janus Henderson B-BBB CLO ETF
Schedule of Investments
(unaudited)
July 31, 2026

Shares/
Principal Amounts Value
Collateralized Loan Obligations - (continued)
Apidos CLO Lii 2025-52A D1, CME Term SOFR 3 Month + 2.4000%, 6.1292%,
4/20/38
‡,ž
$ 6,600,000 $ 6,610,862
Ares Loan Funding IX Ltd. 2025-ALF9A D2, CME Term SOFR 3 Month +
3.8000%, 7.5529%, 3/31/38
‡,ž
5,000,000 4,946,601
Ares Loan Funding V Ltd. 2024-ALF5A D1, CME Term SOFR 3 Month +
3.4500%, 7.2601%, 7/25/37
‡,ž
7,000,000 6,941,317
Ares LVI CLO Ltd. 2020-56A D1R2, CME Term SOFR 3 Month + 2.8500%,
6.6602%, 1/25/38
‡,ž
3,985,000 3,978,125
Ares LXIII CLO Ltd. 2022-63A D1R, CME Term SOFR 3 Month + 3.0000%,
6.7529%, 10/15/38
‡,ž
7,000,000 6,952,560
Ares LXIV CLO Ltd. 2022-64A DR, CME Term SOFR 3 Month + 3.2500%,
7.0029%, 10/24/39
‡,ž
2,500,000 2,453,573
Ares LXVI CLO Ltd. 2022-66A D1R2, CME Term SOFR 3 Month + 2.9000%,
6.7102%, 10/25/38
‡,ž
6,000,000 5,964,934
Ares XLIII CLO Ltd. 2017-43A D1R2, CME Term SOFR 3 Month + 3.0000%,
6.7529%, 1/15/38
‡,ž
3,500,000 3,439,752
Ares XLIII CLO Ltd. 2017-43A D2R2, CME Term SOFR 3 Month + 4.1000%,
7.8529%, 1/15/38
‡,ž
7,000,000 6,871,260
Arini European CLO II DAC 2A DR, EURIBOR 3 Month + 3.1500%, 5.5810%,
10/15/38
‡,ž
EUR 3,300,000 3,804,864
Arini European CLO VIII DAC 8A D, EURIBOR 3 Month + 3.1500%, 5.5810%,
1/15/39
‡,ž
EUR 3,730,000 4,322,046
Atlantic Avenue Ltd. 2023-1A D1R, CME Term SOFR 3 Month + 3.3000%,
7.0529%, 1/15/39
‡,ž
$ 1,370,000 1,379,532
Atlantic Avenue Ltd. 2026-5A D1, CME Term SOFR 3 Month + 3.2000%,
0.0000%, 3/31/39
†,‡,ž
10,000,000 10,000,000
Bain Capital Credit CLO Ltd. 2022-1A D1R, CME Term SOFR 3 Month +
2.7500%, 6.4792%, 10/18/38
‡,ž
5,750,000 5,733,246
Bain Capital Credit CLO Ltd. 2023-2A D1R, CME Term SOFR 3 Month +
2.8500%, 6.5792%, 7/18/38
‡,ž
11,000,000 10,986,115
Bain Capital Credit CLO Ltd. 2024-4A D1, CME Term SOFR 3 Month + 3.1000%,
6.8522%, 10/23/37
‡,ž
8,375,000 8,231,198
Bain Capital Credit CLO Ltd. 2025-5A D1, CME Term SOFR 3 Month + 2.6000%,
6.3292%, 1/19/39
‡,ž
5,000,000 4,970,625
Bain Capital Euro CLO DAC 2024-2A DR, EURIBOR 3 Month + 3.1000%,
5.5310%, 1/15/37
‡,ž
EUR 3,100,000 3,570,668
Ballyrock CLO 17 Ltd. 2021-17A C1R, CME Term SOFR 3 Month + 2.7000%,
6.4292%, 10/20/38
‡,ž
$ 6,250,000 6,249,042
Ballyrock CLO 25 Ltd. 2023-25A C1R, CME Term SOFR 3 Month + 2.6000%,
6.4101%, 1/25/38
‡,ž
9,500,000 9,338,627
Ballyrock CLO 27 Ltd. 2024-27A C1, CME Term SOFR 3 Month + 2.9000%,
6.7102%, 10/25/37
‡,ž
3,000,000 3,008,574
Ballyrock CLO 28 Ltd. 2024-28A C1, CME Term SOFR 3 Month + 2.8000%,
6.5292%, 1/20/38
‡,ž
4,790,000 4,786,990
Barings CLO Ltd. 2019-1A D1R2, CME Term SOFR 3 Month + 2.8500%,
6.6029%, 10/15/38
‡,ž
8,000,000 7,972,318
Barings CLO Ltd. 2023-3A D1R, CME Term SOFR 3 Month + 2.7000%, 6.4529%,
10/15/38
‡,ž
5,000,000 4,985,522
Barings CLO Ltd. 2025-4A D1, CME Term SOFR 3 Month + 2.8000%, 6.5529%,
10/15/40
‡,ž
9,000,000 8,990,590
Bbam European CLO VIII DAC 8A D, EURIBOR 3 Month + 3.0500%, 5.5220%,
1/26/40
‡,ž
EUR 3,900,000 4,503,739
Benefit Street Partners CLO 41 Ltd. 2025-41A D1, CME Term SOFR 3 Month +
2.7500%, 6.5602%, 7/25/38
‡,ž
$ 2,000,000 2,009,408

Janus Henderson B-BBB CLO ETF
Schedule of Investments
(unaudited)
July 31, 2026

Shares/
Principal Amounts Value
Collateralized Loan Obligations - (continued)
Benefit Street Partners CLO 43 Ltd. 2025-43A D1, CME Term SOFR 3 Month +
2.6500%, 6.3792%, 10/20/38
‡,ž
$ 3,000,000 $ 3,015,542
Benefit Street Partners CLO Ltd. 2015-6BR D1R, CME Term SOFR 3 Month +
2.7000%, 6.4292%, 4/20/38
‡,ž
3,000,000 2,996,123
Benefit Street Partners CLO V-B Ltd. 2018-5BA D1RR, CME Term SOFR 3 Month
+ 2.6500%, 6.3792%, 7/20/39
‡,ž
10,000,000 10,065,604
Benefit Street Partners CLO X Ltd. 2016-10A C1R3, CME Term SOFR 3 Month +
2.8500%, 6.5792%, 7/20/38
‡,ž
7,000,000 6,991,931
Benefit Street Partners CLO XX Ltd. 2020-20A D1RR, CME Term SOFR 3 Month
+ 2.7000%, 6.4529%, 10/15/38
‡,ž
1,500,000 1,497,954
Benefit Street Partners CLO XXV Ltd. 2021-25A DR, CME Term SOFR 3 Month +
2.3500%, 6.1029%, 1/15/35
‡,ž
14,860,000 14,877,022
Benefit Street Partners CLO XXVII Ltd. 2022-27A D2R, CME Term SOFR 3 Month
+ 4.3000%, 8.0292%, 10/20/37
‡,ž
1,500,000 1,490,549
Benefit Street Partners CLO XXXV Ltd. 2024-35A D1R, CME Term SOFR 3 Month
+ 2.6500%, 6.3977%, 7/25/39
‡,ž
5,000,000 5,032,656
Benefit Street Partners CLO XXXVII Ltd. 2024-37A D1, CME Term SOFR 3 Month
+ 2.8500%, 6.6602%, 1/25/38
‡,ž
7,000,000 7,020,311
Birch Grove CLO 11 Ltd. 2024-11A D1, CME Term SOFR 3 Month + 3.1000%,
6.8332%, 1/22/38
‡,ž
8,000,000 8,044,522
Birch Grove CLO 3 Ltd. 2021-3A D1R, CME Term SOFR 3 Month + 2.8500%,
6.5792%, 1/19/38
‡,ž
6,750,000 6,683,351
Birch Grove CLO 3 Ltd. 2021-3A D2R, CME Term SOFR 3 Month + 3.8500%,
7.5792%, 1/19/38
‡,ž
5,000,000 4,957,889
Birch Grove CLO 6 Ltd. 2023-6A D1R, CME Term SOFR 3 Month + 3.1500%,
6.8792%, 7/20/38
‡,ž
13,000,000 13,037,761
Blackrock European CLO XVI DAC 16A D, EURIBOR 3 Month + 3.0500%,
5.4810%, 1/15/39
‡,ž
EUR 2,800,000 3,224,974
BlueMountain CLO XXV Ltd. 2019-25A D1RR, CME Term SOFR 3 Month +
3.2500%, 7.0029%, 1/15/38
‡,ž
$ 12,500,000 12,271,305
Canyon Capital CLO Ltd. 2022-2A D1R, CME Term SOFR 3 Month + 2.6000%,
6.3529%, 4/15/38
‡,ž
5,000,000 5,007,241
Canyon Capital CLO Ltd. 2023-1A D1R, CME Term SOFR 3 Month + 2.8500%,
6.6029%, 10/15/38
‡,ž
5,000,000 4,987,448
Canyon CLO Ltd. 2025-1A D1, CME Term SOFR 3 Month + 2.7500%, 6.5029%,
4/15/38
‡,ž
3,000,000 3,000,410
Capital Four CLO XI DAC 11A D, EURIBOR 3 Month + 3.1000%, 5.5720%,
1/25/39
‡,ž
EUR 3,400,000 3,909,917
Capital Four CLO XII DAC 12A D, EURIBOR 3 Month + 3.0000%, 5.4630%,
7/15/39
‡,ž
EUR 2,410,000 2,780,416
Capital Four US CLO V Ltd. 2026-5A D1, CME Term SOFR 3 Month + 2.9500%,
6.6743%, 7/15/37
‡,ž
$ 2,025,478 2,025,299
Carlyle US CLO 2024-4A D, CME Term SOFR 3 Month + 3.2000%, 6.9292%,
7/20/37
‡,ž
1,000,000 1,000,487
Carlyle US CLO Ltd. 2021-8A D1R, CME Term SOFR 3 Month + 2.7500%,
6.5029%, 10/15/38
‡,ž
7,000,000 6,965,000
Carlyle US CLO Ltd. 2023-2A D1R, CME Term SOFR 3 Month + 2.9500%,
6.6792%, 7/20/38
‡,ž
2,500,000 2,507,640
Carlyle US CLO Ltd. 2024-8A D1, CME Term SOFR 3 Month + 2.8000%,
6.6102%, 1/25/37
‡,ž
6,000,000 5,988,195
Carlyle US CLO Ltd. 2025-1A D1, CME Term SOFR 3 Month + 3.0500%,
6.8601%, 4/25/38
‡,ž
2,000,000 2,000,253
CBAMR Ltd. 2020-12A D2R2, CME Term SOFR 3 Month + 4.2500%, 7.9792%,
1/20/39
‡,ž
2,500,000 2,478,720

Janus Henderson B-BBB CLO ETF
Schedule of Investments
(unaudited)
July 31, 2026

Shares/
Principal Amounts Value
Collateralized Loan Obligations - (continued)
Cedar Funding IV CLO Ltd. 2014-4A DR3, CME Term SOFR 3 Month + 3.3000%,
7.0522%, 1/23/38
‡,ž
$ 5,000,000 $ 4,967,604
Cedar Funding VIII CLO Ltd. 2017-8A DRR, CME Term SOFR 3 Month +
2.9500%, 6.6995%, 1/17/38
‡,ž
2,450,000 2,380,023
CIFC Funding 2022-III Ltd. 2022-3A DR, CME Term SOFR 3 Month + 2.7500%,
6.4837%, 4/21/35
‡,ž
7,000,000 6,927,136
CIFC Funding 2023-II Ltd. 2023-2A D1R, CME Term SOFR 3 Month + 2.4500%,
6.1837%, 1/21/37
‡,ž
1,700,000 1,697,159
CIFC Funding Ltd. 2014-5A ER3, CME Term SOFR 3 Month + 7.5000%,
11.2495%, 7/17/37
‡,ž
2,000,000 1,928,716
CIFC Funding Ltd. 2015-4A D1R3, CME Term SOFR 3 Month + 2.6000%,
6.3495%, 1/17/39
‡,ž
4,000,000 4,004,179
CIFC Funding Ltd. 2017-3A D1R2, CME Term SOFR 3 Month + 3.2500%,
6.9792%, 4/20/37
‡,ž
10,000,000 9,933,533
CIFC Funding Ltd. 2019-2A D1RR, CME Term SOFR 3 Month + 2.6000%,
6.3495%, 10/17/38
‡,ž
5,000,000 5,003,418
CIFC Funding Ltd. 2019-5A D1R2, CME Term SOFR 3 Month + 2.7000%,
6.4529%, 10/15/38
‡,ž
3,200,000 3,195,999
CIFC Funding Ltd. 2019-7A D1R, CME Term SOFR 3 Month + 2.7000%,
6.4292%, 10/19/38
‡,ž
3,800,000 3,795,777
CIFC Funding Ltd. 2020-4A DR, CME Term SOFR 3 Month + 2.8000%,
6.5529%, 1/15/40
‡,ž
3,850,000 3,859,896
CIFC Funding Ltd. 2021-3A D1R, CME Term SOFR 3 Month + 2.6000%,
6.3529%, 10/15/38
‡,ž
10,000,000 10,008,224
CIFC Funding Ltd. 2021-5A D1R, CME Term SOFR 3 Month + 2.7500%,
6.5029%, 1/15/38
‡,ž
5,000,000 5,003,227
CIFC Funding Ltd. 2024-4A D1, CME Term SOFR 3 Month + 2.9500%, 6.7429%,
10/16/37
‡,ž
2,500,000 2,509,985
CIFC Funding Ltd. 2025-2A D1, CME Term SOFR 3 Month + 2.5000%, 6.2529%,
4/15/38
‡,ž
2,000,000 2,002,583
Contego CLO XV DAC 15A D, EURIBOR 3 Month + 2.9000%, 5.0920%,
4/15/40
‡,ž
EUR 5,000,000 5,712,857
Crown City CLO VI 2024-6A E, CME Term SOFR 3 Month + 6.5000%, 10.2529%,
7/15/37
‡,ž
$ 3,250,000 3,252,975
Crown Point CLO 11 Ltd. 2021-11A D2R, CME Term SOFR 3 Month + 4.2500%,
7.9995%, 2/28/38
‡,ž
5,000,000 4,969,628
Diameter Capital CLO 12 Ltd. 2025-12A D1, CME Term SOFR 3 Month +
2.6500%, 6.3792%, 10/20/38
‡,ž
5,000,000 4,997,019
Elmwood CLO 18 Ltd. 2022-5A D1RR, CME Term SOFR 3 Month + 2.9500%,
6.6995%, 7/17/37
‡,ž
14,000,000 14,031,321
Elmwood CLO 27 Ltd. 2024-3A D1R, CME Term SOFR 3 Month + 2.7000%,
6.4292%, 4/18/39
‡,ž
3,075,000 3,073,169
Elmwood CLO 30 Ltd. 2024-6A D2, CME Term SOFR 3 Month + 4.2500%,
7.9995%, 7/17/37
‡,ž
5,500,000 5,497,781
Elmwood CLO 31 Ltd. 2024-7A D2, CME Term SOFR 3 Month + 4.2000%,
7.9495%, 7/17/37
‡,ž
2,500,000 2,500,000
Elmwood CLO 37 Ltd. 2024-13A D2, CME Term SOFR 3 Month + 3.7500%,
7.4995%, 1/17/38
‡,ž
2,000,000 1,999,929
Elmwood CLO 38 Ltd. 2025-1A D1, CME Term SOFR 3 Month + 2.5000%,
6.2332%, 4/22/38
‡,ž
5,000,000 4,975,755
Elmwood CLO 39 Ltd. 2025-2A D1, CME Term SOFR 3 Month + 2.5000%,
6.2495%, 4/17/38
‡,ž
10,250,000 10,201,669
Elmwood CLO II Ltd. 2019-2A D1RR, CME Term SOFR 3 Month + 3.0500%,
6.7792%, 10/20/37
‡,ž
4,870,000 4,870,993

Janus Henderson B-BBB CLO ETF
Schedule of Investments
(unaudited)
July 31, 2026

Shares/
Principal Amounts Value
Collateralized Loan Obligations - (continued)
Elmwood CLO IX Ltd. 2021-2A D1R, CME Term SOFR 3 Month + 2.6500%,
6.3792%, 4/20/38
‡,ž
$ 1,500,000 $ 1,498,879
Elmwood CLO VII Ltd. 2020-4A D2RR, CME Term SOFR 3 Month + 4.3500%,
8.0995%, 10/17/37
‡,ž
2,500,000 2,453,842
Empower CLO Ltd. 2022-1A D1R, CME Term SOFR 3 Month + 3.0000%,
6.7292%, 10/20/37
‡,ž
4,000,000 3,929,177
Empower CLO Ltd. 2023-2A D1R, CME Term SOFR 3 Month + 2.8000%,
6.5529%, 10/15/38
‡,ž
7,500,000 7,488,640
Fair Oaks Loan Funding VII DAC 7A D, EURIBOR 3 Month + 3.0500%, 5.3910%,
7/15/39
‡,ž
EUR 805,000 926,510
Flatiron RR CLO 27 Ltd. 2024-3A D1, CME Term SOFR 3 Month + 2.9000%,
6.6292%, 10/18/37
‡,ž
$ 1,000,000 1,003,116
Fortress Credit BSL XXIV Ltd. 2025-1A D1, CME Term SOFR 3 Month +
3.4500%, 7.1792%, 4/20/38
‡,ž
5,000,000 4,975,719
Garnet CLO 3 Ltd. 2025-3A D1, CME Term SOFR 3 Month + 2.8000%, 6.5292%,
10/20/38
‡,ž
12,000,000 11,986,274
GoldenTree Loan Management US CLO 14 Ltd. 2022-14A DR, CME Term SOFR 3
Month + 3.0000%, 6.7292%, 7/20/37
‡,ž
1,950,000 1,954,195
GoldenTree Loan Management US CLO 23 Ltd. 2024-23A D, CME Term SOFR 3
Month + 2.6000%, 6.3292%, 1/20/39
‡,ž
2,000,000 2,004,470
GoldenTree Loan Management US CLO 28 Ltd. 2026-28A D1, CME Term SOFR 3
Month + 2.7000%, 6.4292%, 10/20/39
‡,ž
5,000,000 4,999,214
Golub Capital Partners 48 LP 2020-48A D1R, CME Term SOFR 3 Month +
2.7500%, 6.4995%, 4/17/38
‡,ž
7,000,000 6,993,953
Golub Capital Partners CLO 19B Ltd. 2017-19RA D1R3, CME Term SOFR 3
Month + 2.7000%, 6.4292%, 10/20/36
‡,ž
10,000,000 9,904,184
Golub Capital Partners CLO 43B Ltd. 2019-43A D1R, CME Term SOFR 3 Month
+ 3.0000%, 6.7292%, 10/20/37
‡,ž
8,557,000 8,402,152
Golub Capital Partners CLO 77 B Ltd. 2024-77A D1, CME Term SOFR 3 Month +
2.7000%, 6.5102%, 1/25/38
‡,ž
3,890,000 3,877,513
Hayfin US XII Ltd. 2020-12A DR, CME Term SOFR 3 Month + 3.2500%,
6.9792%, 1/20/38
‡,ž
4,340,000 4,354,918
Henley CLO X DAC 10A DR, EURIBOR 3 Month + 3.0000%, 5.4850%, 7/20/40
‡,ž
EUR 3,180,000 3,666,564
HPS Loan Management Ltd. 2025-24A D1, CME Term SOFR 3 Month +
2.5500%, 6.3601%, 4/25/38
‡,ž
$ 5,000,000 4,998,906
HPS Loan Management Ltd. 2026-27A D1, CME Term SOFR 3 Month + 2.7000%,
6.4299%, 4/15/39
‡,ž
10,000,000 10,016,954
Jubilee CLO XXXIV DAC 2026-34A D, EURIBOR 3 Month + 3.0500%, 5.1550%,
1/15/41
‡,ž
EUR 2,540,000 2,926,683
Katayma CLO I Ltd. 2023-1A D1R, CME Term SOFR 3 Month + 2.9000%,
6.6292%, 1/20/39
‡,ž
$ 7,000,000 6,861,483
Kennedy Lewis CLO 10 Ltd. 2022-10A D1R, CME Term SOFR 3 Month +
2.8500%, 6.5832%, 1/22/38
‡,ž
5,000,000 4,947,901
Kennedy Lewis CLO 11 Ltd. 2023-11A D1R, CME Term SOFR 3 Month +
3.2500%, 6.9792%, 10/20/37
‡,ž
4,500,000 4,410,181
Kennedy Lewis CLO 14 Ltd. 2024-14A DR, CME Term SOFR 3 Month +
3.8000%, 7.5332%, 4/22/37
‡,ž
9,500,000 9,549,922
Kennedy Lewis CLO 16 Ltd. 2024-16A D2, CME Term SOFR 3 Month + 4.5000%,
8.2292%, 7/20/37
‡,ž
3,500,000 3,491,011
Kennedy Lewis CLO 21 Ltd. 2025-21A D1, CME Term SOFR 3 Month + 3.1000%,
6.9101%, 7/25/38
‡,ž
2,500,000 2,503,527
Kennedy Lewis CLO 9 Ltd. 9A D1R, CME Term SOFR 3 Month + 3.1000%,
6.8292%, 1/20/38
‡,ž
7,000,000 6,878,882
KKR CLO 27 Ltd. 27A D2R2, CME Term SOFR 3 Month + 4.1000%, 7.8529%,
1/15/35
‡,ž
4,500,000 4,440,207

Janus Henderson B-BBB CLO ETF
Schedule of Investments
(unaudited)
July 31, 2026

Shares/
Principal Amounts Value
Collateralized Loan Obligations - (continued)
KKR CLO 56 Ltd. 2024-56A D1, CME Term SOFR 3 Month + 3.1500%, 6.9029%,
10/15/37
‡,ž
$ 1,500,000 $ 1,504,832
Lake George Park CLO Ltd. 2025-1A D, CME Term SOFR 3 Month + 2.5000%,
6.2529%, 4/15/38
‡,ž
3,000,000 2,997,899
Lewey Park CLO Ltd. 2024-1A D1, CME Term SOFR 3 Month + 2.9500%,
6.6837%, 10/21/37
‡,ž
8,500,000 8,356,510
Madison Park Funding LIX Ltd. 2021-59A D1AR, CME Term SOFR 3 Month +
3.3000%, 7.0292%, 4/18/37
‡,ž
2,500,000 2,441,031
Madison Park Funding LV Ltd. 2022-55A D1R, CME Term SOFR 3 Month +
3.1500%, 6.8792%, 7/18/37
‡,ž
2,000,000 1,949,993
Madison Park Funding LXV Ltd. 2025-65A D1, CME Term SOFR 3 Month +
2.8000%, 6.5929%, 7/16/38
‡,ž
8,450,000 8,433,185
Madison Park Funding LXXI Ltd. 2025-71A D1, CME Term SOFR 3 Month +
2.6000%, 6.3522%, 4/23/38
‡,ž
3,000,000 3,000,400
Magnetite XIX Ltd. 2017-19A DRR, CME Term SOFR 3 Month + 2.7500%,
6.4995%, 4/17/34
‡,ž
12,500,000 12,514,571
Magnetite Xlii Ltd. 2024-42A D2, CME Term SOFR 3 Month + 3.9500%, 7.7601%,
1/25/38
‡,ž
2,500,000 2,483,487
Magnetite XLIV Ltd. 2024-44A D1, CME Term SOFR 3 Month + 2.8500%,
6.6029%, 10/15/37
‡,ž
7,500,000 7,525,181
Magnetite XLVII Ltd. 2024-47A D1, CME Term SOFR 3 Month + 2.8500%,
6.6602%, 1/25/38
‡,ž
1,000,000 999,831
Magnetite XLVIII Ltd. 2025-48A D, CME Term SOFR 3 Month + 2.7000%,
6.4529%, 10/15/38
‡,ž
5,000,000 4,999,239
Magnetite XXVI Ltd. 2020-26A D1R2, CME Term SOFR 3 Month + 2.5000%,
6.3101%, 1/25/38
‡,ž
3,250,000 3,246,291
Magnetite XXXVI Ltd. 2023-36A DR, CME Term SOFR 3 Month + 2.8000%,
6.6102%, 7/25/38
‡,ž
12,750,000 12,719,976
MidOcean Credit CLO XII Ltd. 2023-12A DRR, CME Term SOFR 3 Month +
3.1000%, 6.8292%, 7/18/38
‡,ž
5,450,000 5,334,555
Morgan Stanley Eaton Vance CLO Ltd. 2022-17A D1R, CME Term SOFR 3 Month
+ 3.1500%, 6.8792%, 10/20/37
‡,ž
1,325,000 1,298,361
Morgan Stanley Eaton Vance CLO Ltd. 2023-19A D1R, CME Term SOFR 3 Month
+ 3.0000%, 6.7529%, 7/15/38
‡,ž
1,000,000 1,000,580
Neuberger Berman CLO XVI-S Ltd. 2017-16SA D1R2, CME Term SOFR 3 Month
+ 2.7000%, 6.4529%, 4/15/39
‡,ž
9,637,000 9,621,224
Neuberger Berman Loan Advisers CLO 25 Ltd. 2017-25A D2R2, CME Term SOFR
3 Month + 4.4500%, 8.1792%, 7/18/38
‡,ž
4,500,000 4,490,321
Neuberger Berman Loan Advisers CLO 26 Ltd. 2017-26A D1R, CME Term SOFR
3 Month + 3.1000%, 6.8292%, 10/18/38
‡,ž
2,000,000 1,964,715
Neuberger Berman Loan Advisers CLO 27 Ltd. 2018-27A D1R, CME Term SOFR
3 Month + 3.1000%, 6.8529%, 7/15/38
‡,ž
4,000,000 4,005,417
Neuberger Berman Loan Advisers CLO 30 Ltd. 2018-30A D1R2, CME Term
SOFR 3 Month + 2.8000%, 6.5292%, 1/20/39
‡,ž
5,250,000 5,231,704
Neuberger Berman Loan Advisers CLO 57 Ltd. 2024-57A D1, CME Term SOFR 3
Month + 2.9000%, 6.6751%, 10/24/38
‡,ž
2,000,000 2,007,297
Neuberger Berman Loan Advisers NBLA CLO 52 Ltd. 2022-52A D1R, CME Term
SOFR 3 Month + 3.1000%, 6.8751%, 10/24/38
‡,ž
5,475,000 5,381,765
New Mountain CLO 3 Ltd. CLO-3A D1R, CME Term SOFR 3 Month + 2.9500%,
6.6792%, 10/20/38
‡,ž
1,000,000 986,583
North Westerly VI ESG CLO DAC VI-A DR, EURIBOR 3 Month + 3.4000%,
5.6190%, 11/20/38
‡,ž
EUR 5,000,000 5,752,231
Northwoods Capital 20 Ltd. 2019-20A D1AR, CME Term SOFR 3 Month +
3.4000%, 7.2101%, 10/25/38
‡,ž
$ 5,000,000 4,951,972

Janus Henderson B-BBB CLO ETF
Schedule of Investments
(unaudited)
July 31, 2026

Shares/
Principal Amounts Value
Collateralized Loan Obligations - (continued)
Oak Hill Credit Partners X-R Ltd. 2014-10RA D1R2, CME Term SOFR 3 Month +
2.5000%, 6.2292%, 4/20/38
‡,ž
$ 4,000,000 $ 3,929,936
Oaktree CLO Ltd. 2021-1A D2R, CME Term SOFR 3 Month + 4.1000%, 7.8529%,
1/15/38
‡,ž
6,000,000 5,932,593
Oaktree CLO Ltd. 2024-28A D1, CME Term SOFR 3 Month + 2.8000%, 6.5529%,
1/15/38
‡,ž
3,000,000 3,000,582
Obra CLO 1 Ltd. 2024-1A D1, CME Term SOFR 3 Month + 3.4000%, 7.1292%,
1/20/38
‡,ž
9,070,000 9,060,689
Obra CLO 3 Ltd. 2025-3A D1, CME Term SOFR 3 Month + 3.2000%, 6.9292%,
1/20/39
‡,ž
5,500,000 5,518,437
OCP Aegis CLO Ltd. 2023-29A D1R, CME Term SOFR 3 Month + 2.5500%,
6.2792%, 1/20/36
‡,ž
4,650,000 4,654,650
OCP Aegis CLO Ltd. 2025-47A D1A, CME Term SOFR 3 Month + 2.6000%,
6.3337%, 1/21/38
‡,ž
7,000,000 7,021,001
OCP CLO Ltd. 2018-15A D1R, CME Term SOFR 3 Month + 2.7500%, 6.4792%,
1/20/38
‡,ž
2,850,000 2,844,517
OCP CLO Ltd. 2021-23A D1R2, CME Term SOFR 3 Month + 2.3500%, 6.0995%,
1/17/39
‡,ž
1,500,000 1,503,247
OCP CLO Ltd. 2023-28A D1R, CME Term SOFR 3 Month + 2.8500%, 6.6429%,
7/16/38
‡,ž
5,625,000 5,624,056
OCP CLO Ltd. 2024-32A D1R, CME Term SOFR 3 Month + 2.6000%, 6.3522%,
7/23/39
‡,ž
8,000,000 8,013,752
OCP CLO Ltd. 2024-34A D1, CME Term SOFR 3 Month + 2.9000%, 6.6529%,
10/15/37
‡,ž
3,000,000 3,009,947
OCP CLO Ltd. 2024-38A D1, CME Term SOFR 3 Month + 2.8000%, 6.5337%,
1/21/38
‡,ž
2,500,000 2,500,197
OCP CLO Ltd. 2025-40A D1, CME Term SOFR 3 Month + 2.5000%, 6.2929%,
4/16/38
‡,ž
2,000,000 1,988,426
Octagon 75 Ltd. 2025-1A D2, CME Term SOFR 3 Month + 3.6500%, 7.3832%,
1/22/38
‡,ž
8,300,000 8,275,153
OHA Credit Funding 12-R Ltd. 2022-12RA D, CME Term SOFR 3 Month +
2.7500%, 6.4792%, 7/20/37
‡,ž
2,500,000 2,493,138
OHA Credit Funding 13 Ltd. 2022-13A D1R, CME Term SOFR 3 Month +
2.8000%, 6.5292%, 7/20/37
‡,ž
8,000,000 8,005,858
OHA Credit Funding 5 Ltd. 2020-5A D1R, CME Term SOFR 3 Month + 2.9000%,
6.6292%, 10/18/37
‡,ž
1,000,000 1,002,065
OHA Credit Funding 7 Ltd. 2020-7A D1R2, CME Term SOFR 3 Month +
2.7000%, 6.4292%, 7/19/38
‡,ž
5,000,000 4,995,609
OHA Credit Funding 8 Ltd. 2021-8A D1R, CME Term SOFR 3 Month + 2.6500%,
6.3792%, 1/20/38
‡,ž
3,000,000 2,972,990
OHA Credit Funding 9 Ltd. 2021-9A D2R, CME Term SOFR 3 Month + 4.2000%,
7.9292%, 10/19/37
‡,ž
3,000,000 2,946,627
OHA Credit Partners VII Ltd. 2012-7A D1R4, CME Term SOFR 3 Month +
2.5000%, 6.1419%, 2/20/38
‡,ž
3,350,000 3,320,826
Palmer Square CLO Ltd. 2021-1A C1R, CME Term SOFR 3 Month + 2.7000%,
6.4292%, 4/20/38
‡,ž
6,750,000 6,622,027
Palmer Square CLO Ltd. 2021-3A D1R, CME Term SOFR 3 Month + 2.8000%,
6.5529%, 10/15/38
‡,ž
13,000,000 12,981,402
Palmer Square CLO Ltd. 2022-1A D1R, CME Term SOFR 3 Month + 2.7500%,
6.4792%, 10/20/38
‡,ž
11,500,000 11,405,767
Palmer Square CLO Ltd. 2023-1A D1R, CME Term SOFR 3 Month + 2.6500%,
6.3792%, 1/20/38
‡,ž
5,575,000 5,557,861
Palmer Square CLO Ltd. 2024-2A D1R, CME Term SOFR 3 Month + 2.7500%,
6.4984%, 7/20/38
‡,ž
20,000,000 20,000,000

Janus Henderson B-BBB CLO ETF
Schedule of Investments
(unaudited)
July 31, 2026

Shares/
Principal Amounts Value
Collateralized Loan Obligations - (continued)
Palmer Square European CLO DAC 2026-1A D, EURIBOR 3 Month + 2.7000%,
4.8690%, 4/15/39
‡,ž
EUR 4,300,000 $ 4,944,209
Park Blue CLO 2023-IV Ltd. 2023-4A D1R, CME Term SOFR 3 Month + 2.7500%,
6.5602%, 1/25/39
‡,ž
$ 7,000,000 7,000,110
Park Blue CLO Ltd. 2025-9A D1, CME Term SOFR 3 Month + 3.0000%,
6.7292%, 10/20/38
‡,ž
8,500,000 8,509,459
Penta CLO DAC 2025-21X D, EURIBOR 3 Month + 3.1500%, 5.2120%, 2/16/39
¥,‡
EUR 3,900,000 4,523,146
Pikes Peak CLO 15 Ltd. 2023-15A D1R, CME Term SOFR 3 Month + 2.8000%,
6.5292%, 10/20/38
‡,ž
$ 4,500,000 4,489,740
Polus Eu CLO XXI DAC 21A D, EURIBOR 3 Month + 3.7000%, 6.2050%,
4/25/39
‡,ž
EUR 3,500,000 4,069,539
Post CLO VI Ltd. 2024-2A D2, CME Term SOFR 3 Month + 4.4000%, 8.1292%,
1/20/38
‡,ž
$ 2,000,000 1,986,492
PPM CLO 7 Ltd. 2024-7A D1A, CME Term SOFR 3 Month + 3.6000%, 8.9214%,
7/20/37
‡,ž
12,000,000 11,841,460
Rad CLO 15 Ltd. 2021-15A C2R, CME Term SOFR 3 Month + 4.1500%, 7.8792%,
7/20/40
‡,ž
3,000,000 2,960,472
RAD CLO 26 Ltd. 2024-26A D2, CME Term SOFR 3 Month + 4.2500%, 7.9792%,
10/20/37
‡,ž
2,250,000 2,152,328
RAD CLO 27 Ltd. 2024-27A D1, CME Term SOFR 3 Month + 2.8000%, 6.5529%,
1/15/38
‡,ž
7,100,000 7,023,076
REESE PARK CLO Ltd. 2020-1A D2RR, CME Term SOFR 3 Month + 4.0000%,
7.7529%, 1/15/38
‡,ž
7,500,000 7,310,036
Regatta VIII Funding Ltd. 2017-1A D1R2, CME Term SOFR 3 Month + 3.1000%,
6.8495%, 4/17/37
‡,ž
3,000,000 2,980,485
Regatta X Funding Ltd. 2017-3A D1R2, CME Term SOFR 3 Month + 3.0000%,
6.8058%, 7/17/37
‡,ž
15,450,000 15,452,688
Regatta X Funding Ltd. 2017-3A D2R2, CME Term SOFR 3 Month + 4.9500%,
8.7558%, 7/17/37
‡,ž
9,000,000 9,001,566
Regatta XVIII Funding Ltd. 2021-1A D1R, CME Term SOFR 3 Month + 2.6000%,
6.3529%, 4/15/38
‡,ž
23,400,000 22,962,701
Regatta XXI Funding Ltd. 2021-3A D1R, CME Term SOFR 3 Month + 3.1000%,
6.8529%, 10/15/37
‡,ž
1,000,000 980,817
Rockford Tower CLO Ltd. 2025-1A D2, CME Term SOFR 3 Month + 3.9500%,
7.7029%, 3/31/38
‡,ž
4,000,000 3,850,455
RR 24 Ltd. 2022-24A C1B2, CME Term SOFR 3 Month + 3.5500%, 7.3029%,
1/15/37
‡,ž
5,500,000 5,461,233
RR 36 Ltd. 2024-36RA C1R, CME Term SOFR 3 Month + 2.7500%, 6.5029%,
1/15/40
‡,ž
1,060,000 1,061,683
RRE 18 Loan Management DAC 18A CR, EURIBOR 3 Month + 2.6500%,
5.0810%, 4/15/38
‡,ž
EUR 2,150,000 2,463,429
Sagard-Halseypoint CLO 9 Ltd. 2025-9A D2, CME Term SOFR 3 Month +
4.5000%, 8.2292%, 4/20/38
‡,ž
$ 3,000,000 2,946,459
Serenity-Peace Park CLO Ltd. 2025-1A D, CME Term SOFR 3 Month + 2.7000%,
6.4751%, 10/24/38
‡,ž
10,000,000 9,983,341
Signal Peak CLO 10 Ltd. 2021-10A D1R, CME Term SOFR 3 Month + 2.9000%,
6.6751%, 1/24/38
‡,ž
1,600,000 1,566,010
Signal Peak CLO 11 Ltd. 2024-11A D1, CME Term SOFR 3 Month + 3.1000%,
6.8292%, 7/18/37
‡,ž
9,000,000 9,024,833
Silver Point CLO 12 Ltd. 2025-12A D1, CME Term SOFR 3 Month + 2.6500%,
6.4029%, 10/15/38
‡,ž
6,700,000 6,689,533
Silver Point CLO 14 Ltd. 2025-14A D1, CME Term SOFR 3 Month + 2.6500%,
6.4029%, 1/15/39
‡,ž
5,000,000 4,999,906
Silver Point CLO 4 Ltd. 2024-4A DR, CME Term SOFR 3 Month + 3.8500%,
7.6029%, 4/15/37
‡,ž
4,250,000 4,261,781

Janus Henderson B-BBB CLO ETF
Schedule of Investments
(unaudited)
July 31, 2026

Shares/
Principal Amounts Value
Collateralized Loan Obligations - (continued)
Sixth Street CLO XVI Ltd. 2020-16A D1R2, CME Term SOFR 3 Month +
2.4000%, 6.1337%, 1/21/39
‡,ž
$ 7,500,000 $ 7,506,177
Sixth Street CLO XVII Ltd. 2021-17A D1R, CME Term SOFR 3 Month + 2.7000%,
6.4495%, 4/17/38
‡,ž
2,000,000 1,999,052
Sixth Street CLO XXV Ltd. 2024-25A D1R, CME Term SOFR 3 Month + 2.8500%,
6.6251%, 7/24/37
‡,ž
14,500,000 14,499,961
Sound Point CLO 2025R-1 Ltd. 2025-1RA D1, CME Term SOFR 3 Month +
3.2500%, 6.8919%, 2/20/38
‡,ž
17,100,000 16,512,801
Sound Point CLO 35 Ltd. 2022-35A D1R, CME Term SOFR 3 Month + 3.0000%,
6.8101%, 4/26/38
‡,ž
1,500,000 1,466,631
Sycamore Tree CLO Ltd. 2025-7A D1, CME Term SOFR 3 Month + 3.0000%,
6.7292%, 8/28/38
‡,ž
10,000,000 10,053,564
Symphony CLO 37 Ltd. 2022-37A DR2, CME Term SOFR 3 Month + 2.6500%,
6.3792%, 1/20/37
‡,ž
10,000,000 9,979,429
Symphony CLO 40 Ltd. 2023-40A D2R, CME Term SOFR 3 Month + 4.0000%,
7.7406%, 1/5/38
‡,ž
4,000,000 3,970,917
Symphony CLO XXXIII Ltd. 2022-33A D1R, CME Term SOFR 3 Month +
2.6000%, 6.3751%, 1/24/38
‡,ž
4,000,000 3,989,203
Tikehau US CLO VI Ltd. 2024-1A D1, CME Term SOFR 3 Month + 3.3000%,
7.0292%, 7/18/37
‡,ž
20,000,000 19,833,884
Tikehau US CLO VII Ltd. 2025-1A D1, CME Term SOFR 3 Month + 3.1000%,
6.9101%, 2/25/38
‡,ž
25,000,000 25,099,830
TRESTLES CLO II Ltd. 2018-2A D1RR, CME Term SOFR 3 Month + 2.7000%,
6.3006%, 7/15/39
‡,ž
7,000,000 6,996,764
TRESTLES CLO III Ltd. 2020-3A D1R, CME Term SOFR 3 Month + 3.1500%,
6.8792%, 10/20/37
‡,ž
3,900,000 3,922,553
Trinitas CLO XX Ltd. 2022-20A D1R, CME Term SOFR 3 Month + 3.0000%,
6.7292%, 7/20/35
‡,ž
4,000,000 4,005,883
Trinitas CLO XXII Ltd. 2023-22A D1R, CME Term SOFR 3 Month + 3.1000%,
6.8292%, 3/20/38
‡,ž
5,000,000 5,011,555
Trinitas CLO XXXI Ltd. 2024-31A D1, CME Term SOFR 3 Month + 3.0000%,
6.7332%, 1/22/38
‡,ž
2,100,000 2,110,980
Voya CLO Ltd. 2018-4A D1RR, CME Term SOFR 3 Month + 3.2500%, 7.0029%,
10/15/37
‡,ž
1,000,000 1,010,500
Voya CLO Ltd. 2024-7A D1, CME Term SOFR 3 Month + 2.8500%, 6.5792%,
1/20/38
‡,ž
8,300,000 8,308,858
Warwick Capital CLO 4 Ltd. 2024-4A D1, CME Term SOFR 3 Month + 3.0000%,
6.7292%, 7/20/37
‡,ž
4,650,000 4,566,455
Warwick Capital CLO 7 Ltd. 2025-7A D1, CME Term SOFR 3 Month + 2.7500%,
6.4837%, 10/21/38
‡,ž
2,000,000 1,996,752
Total Collateralized Loan Obligations (cost $1,365,249,297) 1,358,587,411
Investment Companies - 5 .7%
Exchange-Traded Funds - 3 .6%
Janus Henderson AAA CLO ETF
£
991,042 50,047,621
Money Market Funds - 2 .1%
Janus Henderson Cash Liquidity Fund LLC, 3.6737%
£,∞
29,610,366 29,610,366
Total Investment Companies (cost $79,638,167) 79,657,987
Total Investments (total cost $ 1,444,887,464 ) - 102 .4% 1,438,245,398
Liabilities, net of Cash, Receivables and Other Assets - (2.4%) (33,330,047)
Net Assets - 100.0% $1,404,915,351

Janus Henderson B-BBB CLO ETF
Schedule of Investments
(unaudited)
July 31, 2026

Summary of Investments by Country - (Long Positions) (unaudited)
Country Value
% of
Investment
Securities
United States of America $ 1,438,245,398 100 .0%
Schedule of Affiliated Investments - (% of Net Assets)
Affiliate
Affiliated
Investments,
at Value at
10/31/25 Purchases
Sales
Proceeds
Realized
Gain/(Loss)
Change in
Unrealized
Appreciatio n/
(Depreciation)
Affiliated
Investments, at
Value at
7/31/26
............. Shares
Held at
7/31/26
Dividend
Income
Investment Companies - 5 .7%
Exchange-Traded Funds - 3.6%
Janus Henderson AAA CLO ETF
$ – $ 75,039,021 $ (24,951,193) $ (60,027) $ 19,820 $ 50,047,621 991,042 $ 1,081,469
Money Market Funds - 2.1%
Janus Henderson Cash Liquidity Fund LLC, 3.6737%
∞
40,174,619 809,225,483 (819,770,140) (13,836) (5,760) 29,610,366 29,610,366 1,144,088
Total Investment Companies - 5 .7%
$40,174,619 $884,264,504 $(844,721,333) $(73,863) 14,060 $79,657,987 30,601,408 $2,225,557
Investments Purchased with Cash Collateral from Securities Lending - N/A
Investment Companies - N/A
Janus Henderson Cash Collateral Fund LLC, 3.6001%
∞*
– 25,392,652 (25,392,652) – – – – 7,490
Δ
Total Affiliated Investments - 5.7%
$40,174,619 $909,657,156 $(870,113,985) $(73,863) $14,060 $79,657,987 30,601,408 $2,233,047
Schedule of Forward Foreign Currency Exchange Contracts
Counterparty/
Foreign Currency Settlement Date
Foreign
Currency
Amount Sold/
(Purchased)
USD Currency
Amount Sold/
(Purchased)
Market Value
and Unrealized
Appreciation
(Depreciation)
BNP Paribas SA
Euro 8/13/26 40,839,664 $ (47,698,170) $ 693,245
Euro 8/13/26 3,180,000 (3,708,621) 48,560
Euro 8/13/26 3,100,000 (3,607,501) 39,517
Euro 8/13/26 2,410,000 (2,782,381) 8,561
Euro 8/13/26 (215,361) 246,683 1,190
Euro 8/13/26 (66,800) 76,237 647
Euro 8/13/26 (45,680) 52,156 421
Euro 8/13/26 (21,594) 24,660 194
Euro 8/13/26 (1,973) 2,245 26
Euro 8/13/26 805,000 (918,132) (8,393)
Euro 8/13/26 1,139,044 (1,300,836) (10,161)
Euro 8/13/26 2,540,000 (2,886,273) (37,172)
–
Total $736,635

Janus Henderson B-BBB CLO ETF
Schedule of Investments
(unaudited)
July 31, 2026

Average Ending Monthly Value of Derivative Instruments During the Period Ended July 31, 2026
Forward foreign currency exchange contracts:
Average amounts purchased - in USD $3,762,285
Average amounts sold - in USD 42,984,264

Janus Henderson B-BBB CLO ETF
Notes to Schedule of Investments and Other Information
(unaudited)
July 31, 2026

CME Chicago Mercantile Exchange
DAC Designated Activity Company
ETF Exchange Traded Fund
EUR Euro
EURIBOR Euro Interbank Offered Rate
LLC Limited Liability Company
LP Limited Partnership
SOFR Secured Overnight Financing Rate
* Non-income producing security.
.
£ The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.
∞ Rate shown is the 7-day yield as of July 31, 2026.
Δ Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.
† The position has not yet settled as of July 31, 2026. The coupon rate is undetermined.
ž Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid in accordance with the requirements of Rule 22e-4, under the 1940 Act. The total value of 144A securities as of the period ended July 31, 2026 is $1,329,314,265 which represents 94.6% of net assets.
‡ Variable or floating rate security. Rate shown is the current rate as of July 31, 2026. Certain variable rate securities are not based on a published reference rate and spread; they are determined by the issuer or agent and current market conditions. Reference rate is as of reset date and may vary by security, which may not indicate a reference rate and/or spread in their description.
¥ Security purchased in an offshore transaction exempt from registration under Regulation S of the Securities Act of 1933.

Janus Henderson B-BBB CLO ETF
Notes to Schedule of Investments and Other Information
(unaudited)
July 31, 2026

The following is a summary of the inputs that were used to value the Fund 's investments in securities and other financial instruments as of July 31, 2026 . See Notes to Financial Statements for more information.
Valuation Inputs Summary
Level 1 -
Quoted Prices
Level 2 -
Other Significant
Observable Inputs
Level 3 -
Significant
Unobservable Inputs
Total
Assets
Investments in Securities:
Collateralized Loan Obligations $ — $ 1,358,587,411 $ — $ 1,358,587,411
Investment Companies 50,047,621 29,610,366 — 79,657,987
Total Investments in Securities $ 50,047,621 $ 1,388,197,777 $ — $ 1,438,245,398
Other Financial Instruments
(a)
:
Forward Foreign Currency Exchange
Contracts $ — $ 792,361 $ — $ 792,361
Total Assets $ 50,047,621 $ 1,388,990,138 $ — $ 1,439,037,759
Liabilities
Other Financial Instruments
(a)
:
Forward Foreign Currency Exchange
Contracts $ — $ 55,726 $ — $ 55,726
Total Liabilities $ — $ 55,726 $ — $ 55,726
(a) Other financial instruments may include forward foreign currency exchange contracts, futures, written options, written swaptions, and swap contracts. Forward foreign currency exchange contracts, futures contracts, and centrally cleared swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Written options, written swaptions, and OTC swaps are reported at their market value at measurement date.

Janus Henderson Corporate Bond ETF
Schedule of Investments
(unaudited)
July 31, 2026

Shares/
Principal Amounts Value
Asset-Backed Securities - 2 .5%
American Airlines Pass-Through Trust 2026-1 B, 5.7500%, 5/10/35 $ 216,000 $ 212,010
United Airlines Pass-Through Trust 2014-2 A, 3.7500%, 9/3/26 140,229 140,167
Total Asset-Backed Securities (cost $354,798) 352,177
Corporate Bonds - 87 .9%
Basic Materials - 0 .7%
Barrick Mining Corp., 5.8000%, 11/15/34 99,000 101,417
Communications - 7 .5%
Amazon.com, Inc., 5.1000%, 7/9/33 64,000 63,405
AP Core Holdings II LLC, 11.0000%, 5/15/31
ž
99,000 103,357
AppLovin Corp., 5.5000%, 12/1/34 125,000 123,115
AppLovin Corp., 5.9500%, 12/1/54 71,000 64,385
AT&T, Inc., 4.5000%, 3/9/48 87,000 65,586
AT&T, Inc., 5.2500%, 10/30/36 113,000 107,744
Beignet Investor LLC, 6.5810%, 5/30/49
ž
67,000 64,954
PR RNO Property Owner 1 LLC, 6.5000%, 5/1/31
ž
222,000 209,040
Space Exploration Technologies Corp., 5.8750%, 7/15/36
ž
125,000 116,761
T-Mobile USA, Inc., 4.9500%, 11/15/35 139,000 131,716
1,050,063
Consumer, Cyclical - 8 .7%
Carvana Co., 9.0000%, 6/1/31
Ø,ž
192,316 211,532
Ford Motor Co., 6.1000%, 8/19/32 136,000 137,741
Hasbro, Inc., 6.0500%, 5/14/34 88,000 90,623
Lowe's Cos., Inc., 3.6500%, 4/5/29 219,000 212,944
O'Reilly Automotive, Inc., 5.1000%, 3/12/36 70,000 67,830
Polaris, Inc., 5.6000%, 3/1/31 114,000 113,309
Royal Caribbean Cruises Ltd., 4.7500%, 5/15/33 32,000 30,636
Royal Caribbean Cruises Ltd., 5.2500%, 2/27/38 115,000 108,015
Southwest Airlines Co., 5.2500%, 11/15/35 115,000 109,019
Victra Holdings LLC, 8.7500%, 9/15/29
#,ž
136,000 138,505
1,220,154
Consumer, Non-cyclical - 19 .2%
AbbVie, Inc., 4.7500%, 3/15/36 56,000 53,585
Aetna, Inc., 6.6250%, 6/15/36 132,000 140,980
Bayer US Finance LLC, 5.6250%, 7/20/36
ž
200,000 196,405
Conagra Brands, Inc., 5.4000%, 8/1/31 31,000 30,974
CVS Health Corp., 5.7000%, 6/1/34 71,000 71,926
CVS Health Corp., 5.4500%, 9/15/35 68,000 67,298
CVS Health Corp., 5.0500%, 3/25/48 74,000 62,499
CVS Health Corp., 6.2000%, 9/15/55 35,000 34,087
EMD Finance LLC, 4.6250%, 10/15/32
ž
150,000 145,358
EMD Finance LLC, 5.0000%, 10/15/35
ž
162,000 155,971
Harrow, Inc., 8.6250%, 9/15/30
ž
175,000 177,432
Health Care Service Corp., 5.4500%, 6/15/34
ž
36,000 35,626
Humana, Inc., 5.3750%, 4/15/31 84,000 84,358
Humana, Inc., 5.9500%, 3/15/34 48,000 48,745
JBS NV, 3.6250%, 1/15/32 189,000 173,395
JBS NV, 5.5000%, 1/15/36 49,000 47,804
LifePoint Health, Inc., 7.0000%, 5/1/34
ž
185,000 172,797
Maple Parent Holdings Corp., 5.7000%, 3/26/36
ž
71,000 70,568
Mars, Inc., 5.2000%, 3/1/35
ž
207,000 204,149
Mars, Inc., 5.0000%, 3/1/32
ž
25,000 24,921
Mars, Inc., 5.7000%, 5/1/55
ž
19,000 17,930
Mobility Global, Inc., 5.4500%, 6/15/31
ž
20,000 20,002
PayPal Holdings, Inc., 5.5500%, 6/1/36 72,000 70,854

Janus Henderson Corporate Bond ETF
Schedule of Investments
(unaudited)
July 31, 2026

Shares/
Principal Amounts Value
Corporate Bonds - (continued)
Consumer, Non-cyclical - (continued)
PepsiCo, Inc., 2.6250%, 7/29/29
#
$ 150,000 $ 142,154
Rollins, Inc., 5.2500%, 2/24/35 118,000 115,260
Royalty Pharma plc, 5.4000%, 9/2/34 104,000 103,395
Solventum Corp., 5.6000%, 3/23/34 43,000 43,262
Teva Pharmaceutical Finance Co. LLC, 6.1500%, 2/1/36 137,000 140,978
Universal Health Services, Inc., 5.0500%, 10/15/34 65,000 61,271
2,713,984
Energy - 7 .8%
Antero Midstream Partners LP, 5.7500%, 7/1/34
ž
113,000 110,758
Antero Resources Corp., 5.4000%, 2/1/36 176,000 169,342
Columbia Pipelines Holding Co. LLC, 5.0970%, 10/1/31
ž
58,000 57,433
Columbia Pipelines Holding Co. LLC, 4.9990%, 11/17/32
ž
142,000 138,635
DT Midstream, Inc., 4.1250%, 6/15/29
ž
144,000 140,434
Enbridge, Inc., 5.5500%, 6/20/35 174,000 173,991
Energy Transfer LP, 5.0000%, 5/15/50 16,000 12,978
Energy Transfer LP, 5.9500%, 5/15/54 61,000 56,026
Hess Midstream Operations LP, 5.1250%, 6/15/28
ž
63,000 62,743
Hess Midstream Operations LP, 4.2500%, 2/15/30
ž
72,000 68,941
Occidental Petroleum Corp., 7.9500%, 6/15/39 42,000 48,547
Occidental Petroleum Corp., 4.1000%, 2/15/47 48,000 34,987
Western Midstream Operating LP, 5.4500%, 4/1/44 33,000 29,097
1,103,912
Financial - 25 .5%
Ally Financial, Inc., SOFR + 2.2900%, 6.1840%, 7/26/35
‡
69,000 69,244
Ares Capital Corp., 5.1000%, 1/15/31 71,000 68,240
Atlas Warehouse Lending Co. LP, 5.2500%, 1/15/33
ž
252,000 243,796
Bank of America Corp., SOFR + 1.1300%, 5.0450%, 2/6/37
‡
106,000 102,076
Bank of America Corp., SOFR + 1.3100%, 5.5110%, 1/24/36
‡
23,000 23,010
Blue Owl Capital Corp., 3.1250%, 4/13/27 53,000 52,186
Blue Owl Finance LLC, 6.2500%, 4/18/34 101,000 97,805
Capital One Financial Corp., SOFR + 2.6000%, 5.8170%, 2/1/34
‡
35,000 35,425
Capital One Financial Corp., SOFR + 3.0700%, 7.6240%, 10/30/31
‡
63,000 68,511
Capital One Financial Corp., SOFRINDX + 3.3700%, 7.9640%, 11/2/34
‡
54,000 61,087
CBRE Services, Inc., 4.9000%, 1/15/33 82,000 79,770
CBRE Services, Inc., 5.5000%, 6/15/35 78,000 77,293
Charles Schwab Corp. (The), SOFR + 1.2300%, 4.9140%, 11/14/36
‡
123,000 117,514
Citigroup, Inc., CME Term SOFR 3 Month + 1.4296%, 3.8780%, 1/24/39
‡
82,000 69,457
Citigroup, Inc., SOFR + 1.4880%, 5.1740%, 9/11/36
#,‡
69,000 67,228
Citigroup, Inc., SOFR + 1.8300%, 6.0200%, 1/24/36
‡
50,000 50,613
Deutsche Bank AG, SOFR + 1.7180%, 3.0350%, 5/28/32
‡
150,000 135,099
GLP Capital LP, 5.6250%, 9/15/34 111,000 108,100
GLP Capital LP, 5.6250%, 3/1/36 33,000 31,642
Goldman Sachs Group, Inc. (The), CME Term SOFR 3 Month + 1.6346%,
4.0170%, 10/31/38
‡
117,000 99,635
Goldman Sachs Group, Inc. (The), SOFR + 1.4200%, 5.0160%, 10/23/35
‡
108,000 103,922
JPMorgan Chase & Co., SOFR + 1.0150%, 5.0410%, 7/23/32
‡
25,000 24,891
JPMorgan Chase & Co., SOFR + 1.0700%, 4.8980%, 1/22/37
‡
84,000 80,144
JPMorgan Chase & Co., SOFR + 1.1900%, 4.8100%, 10/22/36
‡
177,000 168,057
JPMorgan Chase & Co., SOFR + 1.2600%, 5.1480%, 4/23/37
‡
60,000 58,180
LPL Holdings, Inc., 5.6500%, 3/15/35 90,000 87,810
Marex UK Holdings Ltd., 6.4040%, 11/4/29 133,000 135,818
Marex UK Holdings Ltd., 5.6800%, 4/21/31 101,000 99,849
Morgan Stanley, SOFR + 1.8700%, 5.2500%, 4/21/34
‡
26,000 25,748

Janus Henderson Corporate Bond ETF
Schedule of Investments
(unaudited)
July 31, 2026

Shares/
Principal Amounts Value
Corporate Bonds - (continued)
Financial - (continued)
Morgan Stanley, SOFR + 2.6200%, 5.2970%, 4/20/37
‡
$ 73,000 $ 71,756
Morgan Stanley, SOFRINDX + 1.1580%, 5.1700%, 7/14/32
‡
32,000 31,879
Morgan Stanley, I , SOFR + 1.3140%, 4.8920%, 10/22/36
‡
177,000 167,800
National Health Investors, Inc., 5.3500%, 2/1/33 70,000 68,597
Regency Centers LP, 4.5000%, 3/15/33 250,000 239,764
Synchrony Financial, 2.8750%, 10/28/31 79,000 69,144
Synchrony Financial, SOFR + 2.0700%, 6.0000%, 7/29/36
‡
68,000 67,043
US Bancorp, SOFR + 1.8600%, 5.6780%, 1/23/35
‡
33,000 33,458
US Bancorp, SOFR + 2.2600%, 5.8360%, 6/12/34
‡
77,000 78,903
Ventas Realty LP, 5.0000%, 1/15/35 94,000 90,697
VICI Properties LP, 3.8750%, 2/15/29
ž
148,000 143,518
Wells Fargo & Co., SOFR + 1.7800%, 5.4990%, 1/23/35
‡
46,000 46,093
Willis North America, Inc., 3.8750%, 9/15/49 56,000 39,741
3,590,543
Industrial - 3 .7%
Amphenol Corp., 5.3000%, 11/15/55 70,000 63,154
Carlisle Cos., Inc., 5.5500%, 9/15/40 38,000 36,637
Carlisle Cos., Inc., 5.2500%, 9/15/35 71,000 69,291
Cemex SAB de CV, 5.7500%, 6/5/36 50,000 48,830
Fedex Freight Holding Co., Inc., 4.9500%, 3/15/33
ž
64,000 61,780
Flowserve Corp., 5.7000%, 5/15/36 26,000 25,417
Honeywell Aerospace, Inc., 5.7320%, 3/16/56
ž
105,000 100,009
Regal Rexnord Corp., 6.3000%, 2/15/30 49,000 50,659
Regal Rexnord Corp., 6.4000%, 4/15/33 65,000 67,780
523,557
Technology - 7 .9%
Accenture Capital, Inc., 5.3000%, 7/10/33 106,000 105,478
Booz Allen Hamilton, Inc., 5.9000%, 1/30/34 85,000 84,063
Booz Allen Hamilton, Inc., 5.9500%, 4/15/35 70,000 68,774
CoreWeave, Inc., 9.7500%, 10/1/31
ž
143,000 129,753
Foundry JV Holdco LLC, 6.2000%, 1/25/37
ž
275,000 281,243
Oracle Corp., 4.8000%, 9/26/32 34,000 31,294
Oracle Corp., 5.9500%, 9/26/55 49,000 38,932
Oracle Corp., 5.7000%, 2/4/36 39,000 36,105
ROBLOX Corp., 3.8750%, 5/1/30
ž
150,000 139,681
SK hynix, Inc., 4.2500%, 9/11/28
ž
200,000 197,936
1,113,259
Utilities - 6 .9%
AEP Texas, Inc., 5.2000%, 4/15/36 75,000 72,460
Ameren Corp., 5.3750%, 3/15/35 143,000 141,599
CenterPoint Energy, Inc., E , U.S. Treasury Yield Curve Rate T-Note Constant
Maturity 5 Year + 1.8850%, 6.4000%, 8/15/58
‡
141,000 140,905
Duke Energy Corp., 4.9500%, 9/15/35 71,000 68,033
NextEra Energy Capital Holdings, Inc., AA , U.S. Treasury Yield Curve Rate T-Note
Constant Maturity 5 Year + 1.8400%, 6.0000%, 10/1/56
‡
59,000 58,003
NiSource, Inc., U.S. Treasury Yield Curve Rate T-Note Constant Maturity 5 Year +
2.5270%, 6.3750%, 3/31/55
‡
68,000 69,030
PPL Capital Funding, Inc., 5.2500%, 9/1/34 144,000 142,062
Vistra Operations Co. LLC, 5.5500%, 4/30/36
ž
142,000 138,192
Xcel Energy, Inc., 5.4500%, 8/15/33 143,000 143,423
973,707
Total Corporate Bonds (cost 12,581,096) 12,390,596

Janus Henderson Corporate Bond ETF
Schedule of Investments
(unaudited)
July 31, 2026

Shares/
Principal Amounts Value
Convertible Preferred Stocks - 0 .2%
Interactive Media & Services - 0 .2%
Alphabet, Inc. - Series A, 6.2500%, 5/15/29 240 $ 12,038
Alphabet, Inc. - Series B, 6.2500%, 5/15/29 440 22,088
Total Convertible Preferred Stocks (cost $34,366) 34,126
Investment Companies - 8 .8%
Exchange-Traded Funds - 2 .5%
Janus Henderson Emerging Markets Debt Hard Currency ETF
£
1,998 105,395
Janus Henderson Mortgage-Backed Securities ETF
£
5,470 241,336
346,731
Money Market Funds - 6 .3%
Janus Henderson Cash Liquidity Fund LLC, 3.6737%
£,∞
889,283 889,283
Total Investment Companies (cost $1,238,778) 1,236,014
Investments Purchased with Cash Collateral from Securities Lending - 1 .8%
Investment Companies - 1 .4%
Janus Henderson Cash Collateral Fund LLC, 3.6001%
£,∞
206,430 206,430
Time Deposits - 0 .4%
Royal Bank of Canada, 3.6300%, 8/3/26 $ 51,608 51,608
Total Investments Purchased with Cash Collateral from Securities Lending
(cost $258,038) 258,038
Total Investments (total cost $ 14,467,076 ) - 101 .2% 14,270,951
Liabilities, net of Cash, Receivables and Other Assets - (1.2%) (166,149)
Net Assets - 100.0% $14,104,802

Janus Henderson Corporate Bond ETF
Schedule of Investments
(unaudited)
July 31, 2026

Summary of Investments by Country - (Long Positions) (unaudited)
Country Value
% of
Investment
Securities
United States of America $ 13,291,911 93 .1%
Canada 275,408 1 .9
United Kingdom 235,667 1 .7
Netherlands 221,199 1 .5
South Korea 197,936 1 .4
Mexico 48,830 0 .4
Total $14,270,951 100 .0%
Schedule of Affiliated Investments - (% of Net Assets)
Affiliate
Affiliated
Investments,
at Value at
10/31/25 Purchases
Sales
Proceeds
Realized
Gain/(Loss)
Change in
Unrealized
Appreciatio n/
(Depreciation)
Affiliated
Investments, at
Value at
7/31/26
............. Shares
Held at
7/31/26
Dividend
Income
Investment Companies - 8 .8%
Exchange-Traded Funds - 2.5%
Janus Henderson AAA CLO ETF
$ 497,709 $ – $ (495,890) $ (906) $ (913) $ – – $ 8,368
Janus Henderson Emerging Markets Debt Hard Currency ETF
387,943 238,919 (506,345) (1,220) (13,902) 105,395 1,998 17,496
Janus Henderson Mortgage-Backed Securities ETF
382,685 305,025 (436,947) 3,910 (13,337) 241,336 5,470 11,786
Money Market Funds - 6.3%
Janus Henderson Cash Liquidity Fund LLC, 3.6737%
∞
616,125 32,337,544 (32,064,162) (122) (102) 889,283 889,283 17,128
Total Investment Companies - 8 .8%
$1,884,462 $32,881,488 $(33,503,344) $1,662 (28,254) $1,236,014 896,751 $54,778
Investments Purchased with Cash Collateral from Securities Lending - 1.5%
Investment Companies - 1.5%
Janus Henderson Cash Collateral Fund LLC, 3.6001%
∞
1,465,364 14,647,813 (15,906,747) – – 206,430 206,430 13,148
Δ
Total Affiliated Investments - 10.3%
$3,349,826 $47,529,301 $(49,410,091) $1,662 $(28,254) $1,442,444 1,103,181 $67,926

Janus Henderson Corporate Bond ETF
Schedule of Investments
(unaudited)
July 31, 2026

Schedule of Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
Value and
Unrealized
Appreciation
(Depreciation)
Futures Long:
U.S. Treasury 2 Year Notes 4 9/30/26 $ 822,438 $ (1,091)
U.S. Treasury 5 Year Notes 22 9/30/26 2,331,484 (20,515)
U.S. Treasury Ultra Bonds 13 9/21/26 1,425,938 (52,347)
Total - Futures Long $(73,953)
Futures Short:
U.S. Treasury 10 Year Notes 29 9/21/26 $ (3,132,000) $ 39,118
U.S. Treasury 10 Year Ultra Bonds 12 9/21/26 (1,316,438) 19,016
U.S. Treasury Long Bonds 9 9/21/26 (974,813) 29,112
Total - Futures Short $87,246
Total $13,293
Schedule of Centrally Cleared Credit Default Swaps - Buy Protection
Reference Asset
Maturity
Date
Notional
Amount
Premiums
Paid/
(Received)
Unrealized
Appreciation
(Depreciation) Value
CDX.NA.HY.46-V2, Fixed Rate of 5.00%, Paid
Quarterly 6/20/31 $ 75,000 $ (5,331) $ (663) $ (5,994)
CDX.NA.IG.46-V1, Fixed Rate of 1.00%, Paid
Quarterly 6/20/31 850,000 (17,301) (1,172) (18,473)
Total $(22,632) $(1,835) $(24,467)
Schedule of Centrally Cleared Interest Rate Swaps
Payments made by F und
Payments
received by
Fund
Payment
Frequency
Maturity
Date
Notional
Amount
Premiums
Paid/
(Received)
Unrealized
Appreciation/
(Depreciation) Value
1 Day SOFR 4.1100% Fixed Annually 8/29/45 USD 2,000,000 $ – $ (109,487) $ (109,487)
Average Ending Monthly Value of Derivative Instruments During the Period Ended July 31, 2026
Futures contracts:
Average notional amount of contracts - long $7,785,420
Average notional amount of contracts - short 7,239,300
Credit default swaps:
Average notional amount - buy protection 141,667
Interest rate swaps:
Average notional amount - pay floating rate/receive fixed rate 2,000,000

Janus Henderson Corporate Bond ETF
Notes to Schedule of Investments and Other Information
(unaudited)
July 31, 2026

CME Chicago Mercantile Exchange
ETF Exchange Traded Fund
LLC Limited Liability Company
LP Limited Partnership
plc Public Limited Company
SOFR Secured Overnight Financing Rate
SOFRINDX Secured Overnight Financing Rate Compounded Index
# Loaned security; a portion of the security is on loan at July 31, 2026. As of July 31, 2026, securities lending transactions accounted for as secured borrowings with an overnight and continuous contractual maturity are $248,339. Gross amounts of recognized liabilities for securities lending (collateral received) is $258,038, resulting in the net amount due the counterparty of $9,699.
.
£ The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.
∞ Rate shown is the 7-day yield as of July 31, 2026.
Δ Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.
Ø Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
ž Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid in accordance with the requirements of Rule 22e-4, under the 1940 Act. The total value of 144A securities as of the period ended July 31, 2026 is $4,080,160 which represents 28.9% of net assets.
‡ Variable or floating rate security. Rate shown is the current rate as of July 31, 2026. Certain variable rate securities are not based on a published reference rate and spread; they are determined by the issuer or agent and current market conditions. Reference rate is as of reset date and may vary by security, which may not indicate a reference rate and/or spread in their description.

Janus Henderson Corporate Bond ETF
Notes to Schedule of Investments and Other Information
(unaudited)
July 31, 2026

The following is a summary of the inputs that were used to value the Fund 's investments in securities and other financial instruments as of July 31, 2026 . See Notes to Financial Statements for more information.
Valuation Inputs Summary
Level 1 -
Quoted Prices
Level 2 -
Other Significant
Observable Inputs
Level 3 -
Significant
Unobservable Inputs
Total
Assets
Investments in Securities:
Asset-Backed Securities $ — $ 352,177 $ — $ 352,177
Corporate Bonds — 12,390,596 — 12,390,596
Investment Companies 346,731 889,283 — 1,236,014
Investments Purchased with Cash
Collateral from Securities Lending — 258,038 — 258,038
Convertible Preferred Stocks 34,126 — — 34,126
Total Investments in Securities $ 380,857 $ 13,890,094 $ — $ 14,270,951
Other Financial Instruments
(a)
:
Futures Contracts $ 87,246 $ — $ — $ 87,246
Total Assets $ 468,103 $ 13,890,094 $ — $ 14,358,197
Liabilities
Other Financial Instruments
(a)
:
Centrally Cleared Swaps $ — $ 111,322 $ — $ 111,322
Futures Contracts 73,953 — — 73,953
Total Other Financial Instruments $ 73,953 $ 111,322 $ — $ 185,275
Total Liabilities $ 73,953 $ 111,322 $ — $ 185,275
(a) Other financial instruments may include forward foreign currency exchange contracts, futures, written options, written swaptions, and swap contracts. Forward foreign currency exchange contracts, futures contracts, and centrally cleared swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Written options, written swaptions, and OTC swaps are reported at their market value at measurement date.

Janus Henderson Emerging Market Debt Hard Currency ETF
Schedule of Investments
(unaudited)
July 31, 2026

Shares/
Principal Amounts Value
Corporate Bonds - 13 .1%
Angola - 0 .5%
Sonangol Finance Ltd., 10.0000%, 1/29/31
¥
$ 2,000,000 $ 2,041,157
Cayman Islands - 2 .2%
Banco do Brasil SA, 6.0000%, 3/18/31
¥
950,000 953,857
Banco do Brasil SA, 5.6250%, 10/23/31
ž
1,525,000 1,497,093
Kingston Airport Revenue Finance Ltd., 6.7500%, 12/15/36
ž
742,233 731,470
Kingston Airport Revenue Finance Ltd., 6.7500%, 12/15/36
¥
1,898,038 1,870,516
Montego Bay Airport Revenue Finance Ltd., 6.6000%, 6/15/35
¥
1,200,000 1,183,584
Oryx Funding Ltd., 5.8000%, 2/3/31
¥
500,000 507,587
Otel Sukuk Ltd., 5.3750%, 1/24/31
¥
2,250,000 2,247,444
8,991,551
Georgia - 0 .1%
Georgian Railway JSC, 4.0000%, 6/17/28
¥
500,000 480,451
Kazakhstan - 0 .2%
QazaqGaz NC JSC, 5.6250%, 5/8/36
ž
760,000 735,786
Luxembourg - 0 .2%
MHP Lux SA, 10.5000%, 7/28/29
ž
910,000 946,385
Mongolia - 1 .3%
Golomt Bank, 7.9500%, 5/14/29
ž
950,000 952,936
State Bank JSC, 8.9000%, 9/25/28
¥
4,800,000 4,806,040
5,758,976
Netherlands - 0 .5%
DTEK Energy BV, 7.0000% (3.50% Cash, 4.00% PIK), 12/31/27
¥Ø
729,688 661,296
Petrobras Global Finance BV, 6.2500%, 1/10/36 1,365,000 1,330,875
1,992,171
Oman - 0 .9%
EDO Sukuk Ltd., 5.6620%, 7/3/31
¥
2,300,000 2,328,605
Mazoon Assets Co. SAOC, 5.2500%, 10/9/31
ž
1,117,000 1,111,416
3,440,021
South Africa - 1 .2%
Eskom Holdings, 8.4500%, 8/10/28
¥
4,900,000 5,150,951
Turkey - 1 .7%
TC Ziraat Bankasi A/S, 8.0000%, 1/16/29
¥
1,450,000 1,492,436
TC Ziraat Bankasi A/S, 7.2500%, 2/4/30
¥
1,000,000 1,002,913
Turk Telekomunikasyon A/S, 6.9500%, 10/7/32
ž
1,826,000 1,796,096
Turkiye Vakiflar Bankasi TAO, 9.0000%, 10/12/28
¥
200,000 210,915
Turkiye Vakiflar Bankasi TAO, 6.8750%, 1/7/30
ž
900,000 893,207
Turkiye Vakiflar Bankasi TAO, 7.2500%, 7/31/30
ž
2,293,000 2,290,643
7,686,210
United Arab Emirates - 1 .2%
Abu Dhabi Crude Oil Pipeline LLC, 4.6000%, 11/2/47
¥
200,000 171,049
Abu Dhabi Developmental Holding Co. PJSC, 5.3750%, 5/8/29
¥
500,000 502,839
Abu Dhabi Developmental Holding Co. PJSC, 5.5000%, 5/8/34
¥
2,800,000 2,792,019
Abu Dhabi National Energy Co. PJSC, 4.3750%, 10/9/31
ž
100,000 96,143
Abu Dhabi National Energy Co. PJSC, 4.7500%, 3/9/37
ž
1,133,000 1,060,098
Adnoc Murban Rsc Ltd., 4.5000%, 9/11/34
¥
500,000 473,018
Adnoc Murban Rsc Ltd., 5.1250%, 9/11/54
ž
493,000 419,812
5,514,978
United Kingdom - 0 .7%
NAK Naftogaz Ukraine, 7.1250%, 7/19/26
¥
EUR 544,133 575,450
NAK Naftogaz Ukraine, 7.6250%, 1/15/33
¥Ø
$ 1,576,206 1,418,828
Ukraine Railways, 8.2500%, 7/9/26
¥
850,000 736,313
Ukraine Railways, 7.8750%, 7/15/28
¥
646,901 535,511
3,266,102

Janus Henderson Emerging Market Debt Hard Currency ETF
Schedule of Investments
(unaudited)
July 31, 2026

Shares/
Principal Amounts Value
Corporate Bonds - (continued)
Uzbekistan - 2 .4%
Aloqabank JSC, 7.7000%, 5/18/31
ž
$ 1,345,000 $ 1,336,955
Ipoteka-Bank ATIB, 6.4500%, 10/9/30
¥
1,700,000 1,700,139
Jscb Agrobank, 9.2500%, 10/2/29
ž
694,000 748,035
Jscb Agrobank, 9.2500%, 10/2/29
¥
1,600,000 1,724,576
Uzauto Motors AJ, 7.3750%, 11/19/30
ž
2,140,000 2,167,762
Uzbek Industrial and Construction Bank ATB, 8.9500%, 7/24/29
¥
1,600,000 1,709,186
Uzbek Industrial and Construction Bank ATB, U.S. Treasury Yield Curve Rate
T-Note Constant Maturity 5 Year + 5.7920%, 9.4500%, 10/23/30
‡,ž,μ
841,000 872,087
10,258,740
Total Corporate Bonds (cost 55,716,854) 56,263,479
Foreign Government Bonds - 78 .9%
Angola - 1 .2%
Angola Government Bond, 8.7500%, 4/14/32
¥
2,300,000 2,347,461
Angola Government Bond, 9.3750%, 3/31/33
¥
1,500,000 1,545,654
Angola Government Bond, 9.3750%, 5/8/48
¥
300,000 288,253
Angola Government Bond, 9.1250%, 11/26/49
¥
1,050,000 985,687
5,167,055
Argentina - 4 .5%
Argentina Government Bond, 0.7500%, 7/9/30
Ç
2,208,000 1,927,584
Argentina Government Bond, 4.1250%, 7/9/35
Ç
6,000,000 4,743,000
Argentina Government Bond, 5.0000%, 1/9/38
Ç
2,550,000 2,101,200
Argentina Government Bond, 3.0000%, 7/9/41
Ç
EUR 475,000 396,524
Argentina Government Bond, 3.5000%, 7/9/41
Ç
$ 3,500,000 2,586,500
Ciudad Autonoma de Buenos Aires, 7.8000%, 11/26/33
ž
1,270,000 1,325,169
Province of Santa Fe, 8.1000%, 12/11/34
ž
1,276,000 1,272,810
Provincia de Buenos Aires, 6.6250%, 9/1/37
¥,Ç
1,707,648 1,414,445
Provincia de Cordoba, 8.6000%, 2/3/35
¥
500,000 496,750
Provincia del Chubut Argentina, 9.4500%, 4/29/36
ž
950,000 1,008,634
YPF SA, 9.5000%, 1/17/31
¥
1,188,000 1,261,656
YPF SA, 8.7500%, 9/11/31
ž
800,000 847,428
19,381,700
Azerbaijan - 0 .1%
State Oil Co. of the Azerbaijan Republic, 6.9500%, 3/18/30
¥
200,000 211,423
Bahamas - 1 .1%
Bahamas Government Bond, 8.9500%, 10/15/32
¥
2,200,000 2,452,142
Bahamas Government Bond, 8.2500%, 6/24/36
¥
300,000 331,401
Bahamas Government Bond, 8.2500%, 6/24/36
ž
1,500,000 1,657,005
4,440,548
Bahrain - 1 .1%
Bahrain Government Bond, 6.6250%, 10/6/37
¥
1,000,000 898,121
Bahrain Government Bond, 7.1000%, 2/3/38
ž
2,175,000 2,017,979
CBB International Sukuk Programme Co. SPC, 3.9500%, 9/16/27
¥
1,250,000 1,211,140
CBB International Sukuk Programme Co. WLL, 6.1240%, 9/3/34
ž
442,000 417,900
4,545,140
Barbados - 0 .1%
Barbados Government Bond, 8.0000%, 6/26/35
ž
522,000 552,015
Benin - 0 .8%
Benin Government Bond, 4.9500%, 1/22/35
¥
EUR 1,500,000 1,599,500
Benin Government Bond, 7.9600%, 2/13/38
ž
$ 621,000 642,531
Benin Government Bond, 6.8750%, 1/19/52
¥
EUR 1,000,000 1,042,213
3,284,244
Bolivia, Plurinational State of - 0 .4%
Bolivia Government Bond, 9.4500%, 5/14/31
ž
$ 1,585,000 1,604,812

Janus Henderson Emerging Market Debt Hard Currency ETF
Schedule of Investments
(unaudited)
July 31, 2026

Shares/
Principal Amounts Value
Foreign Government Bonds - (continued)
Bosnia and Herzegovina - 1 .4%
Bosnia & Herzegovina Government Bond, 5.0000%, 6/4/31
ž
EUR 455,000 $ 513,546
Srpska Government Bond, 6.2500%, 4/2/31
ž
EUR 2,325,000 2,674,461
Srpska Government Bond, 6.3750%, 5/8/33
ž
EUR 2,500,000 2,853,565
6,041,572
Brazil - 2 .5%
Brazil Government Bond, 4.0000%, 4/23/30 EUR 1,036,000 1,180,775
Brazil Government Bond, 4.8750%, 4/23/33 EUR 1,170,000 1,321,412
Brazil Government Bond, 6.1250%, 3/15/34 $ 1,600,000 1,582,400
Brazil Government Bond, 6.6250%, 3/15/35 1,800,000 1,813,500
Brazil Government Bond, 5.5000%, 4/23/36 EUR 1,036,000 1,172,883
Brazil Government Bond, 5.0000%, 1/27/45 $ 800,000 615,200
Brazil Government Bond, 4.7500%, 1/14/50 1,000,000 707,000
Brazil Government Bond, 7.1250%, 5/13/54 1,100,000 1,052,700
Caixa Economica Federal, 5.6250%, 5/13/30
ž
1,400,000 1,391,250
10,837,120
Bulgaria - 1 .1%
Bulgaria Government Bond, 4.2500%, 6/19/30
¥
EUR 1,500,000 1,700,720
Bulgaria Government Bond, 3.5000%, 5/7/34
¥
EUR 1,000,000 1,125,179
Bulgaria Government Bond, 5.0000%, 3/5/37
¥
$ 366,000 348,258
Bulgaria Government Bond, 4.1250%, 5/7/38
¥
EUR 900,000 1,010,527
Bulgaria Government Bond, 4.2500%, 9/5/44
¥
EUR 465,000 512,263
4,696,947
Cameroon - 0 .6%
Cameroon Government Bond, 5.9500%, 7/7/32
¥
EUR 1,900,000 1,937,361
Cameroon Government Bond, 8.8750%, 1/30/33
¥
$ 500,000 484,052
2,421,413
Cayman Islands - 0 .3%
Sharjah Sukuk Program Ltd., 3.2000%, 7/13/31
¥
1,500,000 1,347,018
Chile - 2 .6%
Chile Government Bond, 2.5500%, 7/27/33 1,500,000 1,258,500
Chile Government Bond, 4.3750%, 8/3/38 EUR 1,515,000 1,719,569
Chile Government Bond, 4.7500%, 8/3/46 EUR 1,630,000 1,867,281
Chile Government Bond, 3.5000%, 1/25/50 $ 1,700,000 1,158,890
Chile Government Bond, 3.5000%, 4/15/53 1,000,000 663,500
Chile Government Bond, 5.3300%, 1/5/54 200,000 181,700
Corp. Nacional del Cobre de Chile, 3.0000%, 9/30/29
¥
1,000,000 936,721
Corp. Nacional del Cobre de Chile, 5.9500%, 1/8/34
¥
700,000 706,261
Corp. Nacional del Cobre de Chile, 3.7000%, 1/30/50
¥
950,000 629,375
Corp. Nacional del Cobre de Chile, 6.7800%, 1/13/55
ž
1,075,000 1,100,746
Corp. Nacional del Cobre de Chile, 6.7800%, 1/13/55
¥
1,000,000 1,023,950
11,246,493
Colombia - 2 .4%
Columbia Government Bond, 5.3750%, 1/21/29 1,193,000 1,186,856
Columbia Government Bond, 5.0000%, 9/19/32 EUR 660,000 743,685
Columbia Government Bond, 5.6250%, 2/19/36 EUR 3,300,000 3,704,511
Ecopetrol SA, 8.8750%, 1/13/33 $ 1,500,000 1,619,992
Ecopetrol SA, 8.3750%, 1/19/36 2,225,000 2,351,095
Ecopetrol SA, 5.8750%, 11/2/51 700,000 538,829
10,144,968
Costa Rica - 1 .6%
Costa Rica Government Bond, 5.9500%, 4/27/33
¥
EUR 1,000,000 1,211,504
Costa Rica Government Bond, 6.5500%, 4/3/34
¥
$ 500,000 523,000
Costa Rica Government Bond, 7.0000%, 4/4/44
¥
1,000,000 1,051,000

Janus Henderson Emerging Market Debt Hard Currency ETF
Schedule of Investments
(unaudited)
July 31, 2026

Shares/
Principal Amounts Value
Foreign Government Bonds - (continued)
Costa Rica - (continued)
Costa Rica Government Bond, 7.1580%, 3/12/45
¥
$ 850,000 $ 901,850
Costa Rica Government Bond, 7.3000%, 11/13/54
¥
2,250,000 2,434,500
Republic of Costa Rica, 5.9500%, 4/27/33
ž
EUR 677,000 820,189
6,942,043
Dominican Republic - 4 .0%
Dominican Republic Government Bond, 5.5000%, 2/22/29
¥
$ 1,000,000 991,000
Dominican Republic Government Bond, 4.8750%, 9/23/32
¥
3,400,000 3,172,200
Dominican Republic Government Bond, 6.0000%, 2/22/33
¥
600,000 592,800
Dominican Republic Government Bond, 5.7500%, 3/17/34
ž
2,200,000 2,125,200
Dominican Republic Government Bond, 5.8750%, 10/28/35
ž
1,476,000 1,418,864
Dominican Republic Government Bond, 6.6000%, 6/1/36
¥
6,050,000 6,146,800
Dominican Republic Government Bond, 6.9500%, 3/15/37
ž
1,300,000 1,332,500
Dominican Republic Government Bond, 6.1500%, 5/17/38
ž
2,100,000 2,011,800
17,791,164
Ecuador - 2 .1%
Ecuador Government Bond, 6.9000%, 7/31/30
¥,Ç
1,939,720 1,926,142
Ecuador Government Bond, 6.9000%, 7/31/35
¥,Ç
3,164,868 2,845,216
Ecuador Government Bond, 9.2500%, 1/29/39
ž
311,000 309,445
Ecuador Government Bond, 5.5000%, 7/31/40
¥,Ç
3,600,000 2,905,272
Republic of Ecuador, 5.5000%, 7/31/40
¥,Ç
900,000 726,318
8,712,393
Egypt - 2 .6%
Arab Republic of Egypt, 8.5000%, 1/31/47
¥
1,100,000 1,031,400
Egypt Government Bond, 5.6250%, 4/16/30
¥
EUR 1,800,000 2,038,266
Egypt Government Bond, 6.3750%, 4/11/31
¥
EUR 1,500,000 1,732,980
Egypt Government Bond, 7.3000%, 9/30/33
¥
$ 300,000 293,477
Egypt Government Bond, 7.9030%, 2/21/48
¥
500,000 440,815
Egypt Government Bond, 8.7002%, 3/1/49
¥
800,000 762,102
Egypt Government Bond, 8.8750%, 5/29/50
¥
900,000 863,240
Egypt Government Bond, 8.7500%, 9/30/51
¥
1,300,000 1,237,018
Egypt Government Bond, 8.1500%, 11/20/59
¥
1,000,000 889,683
Egypt Government Bond, 7.5000%, 2/16/61
¥
650,000 539,602
Egyptian Financial Co. for Sovereign Taskeek (The), 6.3750%, 4/7/29
ž
957,000 965,232
Egyptian Financial Co. for Sovereign Taskeek (The), 7.9500%, 10/7/32
ž
406,000 425,248
11,219,063
El Salvador - 0 .4%
El Salvador Government Bond, 8.2500%, 4/10/32
¥
700,000 749,000
El Salvador Government Bond, 7.6250%, 2/1/41
¥
650,000 653,250
1,402,250
Ethiopia - 0 .1%
Ethiopia Government Bond, 6.6250%, 12/11/24
¥
435,000 469,069
Gabon - 0 .8%
Gabonese Government Bond, 9.5000%, 2/18/29
¥
1,700,000 1,659,642
Gabonese Government Bond, 6.6250%, 2/6/31
¥
2,000,000 1,764,762
3,424,404
Georgia - 0 .8%
Georgia Government Bond, 5.1250%, 1/28/31
ž
3,516,000 3,406,501
Ghana - 1 .9%
Ghana Governement Bond, 5.0000%, 7/3/29
Ç,ž
471,900 462,008
Ghana Governement Bond, 5.0000%, 7/3/29
¥,Ç
3,675,000 3,597,966
Ghana Governement Bond, 0.0000%, 1/3/30
ž¤
63,041 55,276
Ghana Governement Bond, 5.0000%, 7/3/35
Ç,ž
604,800 553,727

Janus Henderson Emerging Market Debt Hard Currency ETF
Schedule of Investments
(unaudited)
July 31, 2026

Shares/
Principal Amounts Value
Foreign Government Bonds - (continued)
Ghana - (continued)
Ghana Governement Bond, 5.0000%, 7/3/35
¥,Ç
$ 4,200,000 $ 3,845,327
8,514,304
Guatemala - 0 .8%
Guatemala Government Bond, 5.3750%, 4/24/32
¥
700,000 690,550
Guatemala Government Bond, 6.6000%, 6/13/36
¥
700,000 725,900
Guatemala Government Bond, 6.2500%, 8/15/36
ž
1,232,000 1,248,016
Guatemala Government Bond, 4.6500%, 10/7/41
¥
500,000 419,500
3,083,966
Honduras - 0 .2%
Honduras Government Bond, 6.4000%, 7/29/36
ž
715,000 711,425
Hungary - 2 .6%
Hungary Government Bond, 5.3750%, 9/26/30
ž
995,000 1,001,822
Hungary Government Bond, 4.5000%, 6/16/34
¥
EUR 800,000 938,809
Hungary Government Bond, 5.5000%, 6/16/34
¥
$ 600,000 598,351
Hungary Government Bond, 6.0000%, 9/26/35
¥
3,200,000 3,257,129
Hungary Government Bond, 6.0000%, 9/26/35
ž
825,000 839,729
Hungary Government Bond, 5.5000%, 3/26/36
¥
2,500,000 2,452,754
Hungary Government Bond, 6.7500%, 9/23/55
ž
1,333,000 1,376,464
MFB Magyar Fejlesztesi Bank Zrt., 6.5000%, 6/29/28
¥
1,000,000 1,022,706
11,487,764
Indonesia - 2 .0%
Indonesia Government Bond, 4.1000%, 3/4/34 EUR 875,000 968,408
Indonesia Government Bond, 4.4600%, 3/4/38 EUR 2,000,000 2,177,820
Indonesia Government Bond, 5.1250%, 5/29/38 EUR 2,000,000 2,295,964
Indonesia Government Bond, 4.9700%, 3/4/46 EUR 480,000 523,072
Perusahaan Listrik Negara PT, 5.4500%, 5/21/28
¥
$ 3,000,000 3,008,148
8,973,412
Iraq - 0 .3%
Iraq Government Bond, 5.8000%, 1/15/28
¥
1,290,000 1,278,975
Ireland - 2 .2%
Angola Government Bond, 10.7500%, 2/5/29
¥
3,984,016 4,073,754
Angola Government Bond, 10.7500%, 4/23/29
¥
1,245,000 1,273,918
Avenir Issuer V Ireland DAC, 10.7500%, 6/29/29
¥
4,300,000 4,437,170
9,784,842
Jamaica - 0 .3%
Jamaica Government Bond, 7.8750%, 7/28/45 1,100,000 1,281,390
Lebanon - 0 .3%
Lebanon Government Bond, 8.2500%, 4/12/21
¥
5,000,000 1,426,250
Luxembourg - 0 .4%
Eagle Funding Luxco Sarl, 5.5000%, 8/17/30
ž
1,784,000 1,780,878
Mexico - 5 .0%
Comision Federal de Electricidad, 6.5000%, 1/28/51
¥
1,400,000 1,329,818
Mexico Government Bond, 6.1250%, 2/9/38 1,442,000 1,377,110
Mexico Government Bond, 4.4000%, 2/12/52 500,000 339,750
Mexico Government Bond, 6.3380%, 5/4/53 600,000 534,600
Mexico Government Bond, 6.7500%, 2/9/56 1,442,000 1,343,223
Mexico Government Bond, 3.7710%, 5/24/61 200,000 112,400
Petroleos Mexicanos, 8.7500%, 6/2/29 500,000 531,696
Petroleos Mexicanos, 6.8400%, 1/23/30 150,000 152,248
Petroleos Mexicanos, 5.9500%, 1/28/31 4,000,000 3,918,057
Petroleos Mexicanos, 6.7000%, 2/16/32 8,150,000 8,129,767
Petroleos Mexicanos, 6.7500%, 9/21/47 1,275,000 1,042,950
Petroleos Mexicanos, 6.3500%, 2/12/48 2,000,000 1,581,003

Janus Henderson Emerging Market Debt Hard Currency ETF
Schedule of Investments
(unaudited)
July 31, 2026

Shares/
Principal Amounts Value
Foreign Government Bonds - (continued)
Mexico - (continued)
Petroleos Mexicanos, 7.6900%, 1/23/50 $ 1,000,000 $ 892,046
Petroleos Mexicanos, 6.6250%, 10/20/10
¥
1,000,000 762,350
22,047,018
Mongolia - 1 .2%
Development Bank of Mongolia LLC, 6.9000%, 7/2/31
ž
3,080,000 3,053,036
Mongolia Government Bond, 7.7500%, 8/21/27
¥
2,000,000 2,029,063
5,082,099
Montenegro - 1 .2%
Montenegro Government Bond, 7.2500%, 3/12/31
¥
2,600,000 2,725,358
Montenegro Government Bond, 4.8750%, 4/1/32
ž
EUR 1,459,000 1,685,219
Montenegro Government Bond, 4.8750%, 4/1/32
¥
EUR 800,000 924,041
5,334,618
Nigeria - 1 .3%
Nigeria Government Bond, 6.5000%, 11/28/27
¥
$ 800,000 804,915
Nigeria Government Bond, 7.1430%, 2/23/30
¥
1,000,000 1,021,615
Nigeria Government Bond, 7.8750%, 2/16/32
¥
900,000 944,442
Nigeria Government Bond, 7.3750%, 9/28/33
¥
1,200,000 1,228,063
Nigeria Government Bond, 8.6308%, 1/13/36
ž
565,000 613,774
Nigeria Government Bond, 7.6250%, 11/28/47
¥
440,000 427,986
Nigeria Government Bond, 8.2500%, 9/28/51
¥
800,000 812,109
5,852,904
Oman - 0 .1%
Oman Government Bond, 7.0000%, 1/25/51
¥
550,000 594,017
Pakistan - 0 .5%
Pakistan Government Bond, 6.8750%, 12/5/27
¥
825,000 829,931
Pakistan Government Bond, 8.8750%, 4/8/51
¥
1,300,000 1,282,936
2,112,867
Panama - 1 .8%
Panama Government Bond, 3.1600%, 1/23/30 1,150,000 1,070,650
Panama Government Bond, 3.2980%, 1/19/33 1,500,000 1,299,000
Panama Government Bond, 5.2270%, 2/23/34 2,121,000 2,045,704
Panama Government Bond, 6.4000%, 2/14/35 800,000 825,600
Panama Government Bond, 5.6620%, 2/23/38 1,422,000 1,376,496
Panama Government Bond, 6.8530%, 3/28/54 1,000,000 1,027,500
7,644,950
Paraguay - 1 .2%
Paraguay Government Bond, 2.7390%, 1/29/33
¥
2,200,000 1,911,800
Paraguay Government Bond, 3.8490%, 6/28/33
¥
1,000,000 913,000
Paraguay Government Bond, 5.6000%, 3/13/48
¥
500,000 451,500
Paraguay Government Bond, 5.4000%, 3/30/50
¥
1,500,000 1,311,000
Paraguay Government Bond, 6.6500%, 3/4/55
¥
1,000,000 1,021,860
5,609,160
Peru - 1 .1%
Corp. Financiera de Desarrollo SA, 5.5000%, 5/6/30
¥
585,000 589,434
Corp. Financiera de Desarrollo SA, 5.5000%, 5/6/30
ž
585,000 589,434
Petroleos del Peru SA, 4.7500%, 6/19/32
¥
2,500,000 2,145,050
Petroleos del Peru SA, 5.6250%, 6/19/47
¥
2,100,000 1,503,285
4,827,203
Philippines - 0 .6%
Philippines Government Bond, 1.9500%, 1/6/32 1,000,000 854,282
Philippines Government Bond, 3.5560%, 9/29/32 1,000,000 915,747
Philippines Government Bond, 5.2500%, 5/14/34 1,075,000 1,057,559
2,827,588

Janus Henderson Emerging Market Debt Hard Currency ETF
Schedule of Investments
(unaudited)
July 31, 2026

Shares/
Principal Amounts Value
Foreign Government Bonds - (continued)
Qatar - 0 .2%
QatarEnergy, 3.1250%, 7/12/41
¥
$ 1,000,000 $ 724,166
Republic of North Macedonia - 0 .6%
Northe Macedonia Government Bond, 1.6250%, 3/10/28
¥
EUR 1,150,000 1,271,604
Northe Macedonia Government Bond, 4.7500%, 1/21/34
¥
EUR 1,000,000 1,134,957
2,406,561
Romania - 1 .4%
Romania Government Bond, 5.7500%, 9/16/30
ž
$ 1,350,000 1,349,642
Romania Government Bond, 3.0000%, 2/14/31
¥
450,000 400,121
Romania Government Bond, 7.1250%, 1/17/33
¥
1,000,000 1,049,712
Romania Government Bond, 4.6250%, 3/4/33
ž
EUR 1,430,000 1,574,915
Romania Government Bond, 5.7500%, 7/4/36
ž
$ 1,000,000 942,230
Romania Government Bond, 6.0000%, 9/24/44
ž
EUR 490,000 535,300
Romania Government Bond, 3.3750%, 1/28/50
¥
EUR 600,000 435,581
6,287,501
Saudi Arabia - 3 .3%
KSA Sukuk Ltd., 2.2500%, 5/17/31
¥
$ 600,000 527,998
KSA Sukuk Ltd., 5.2500%, 6/4/34
¥
1,100,000 1,092,760
Saudi Arabia Government Bond, 3.2500%, 10/26/26
¥
1,300,000 1,297,254
Saudi Arabia Government Bond, 5.1250%, 1/13/28
¥
1,500,000 1,505,731
Saudi Arabia Government Bond, 4.7500%, 1/18/28
¥
500,000 499,536
Saudi Arabia Government Bond, 3.3750%, 3/5/32
ž
EUR 642,000 718,772
Saudi Arabia Government Bond, 2.2500%, 2/2/33
¥
$ 1,500,000 1,253,627
Saudi Arabia Government Bond, 5.0000%, 1/16/34
¥
1,800,000 1,767,482
Saudi Arabia Government Bond, 5.0000%, 4/17/49
¥
1,500,000 1,247,901
Saudi Arabia Government Bond, 5.2500%, 1/16/50
¥
1,000,000 862,828
Saudi Arabia Government Bond, 3.2500%, 11/17/51
¥
1,000,000 612,545
Saudi Arabia Government Bond, 5.0000%, 1/18/53
¥
600,000 488,689
Saudi Arabia Government Bond, 5.7500%, 1/16/54
¥
1,500,000 1,374,595
Saudi Arabia Government Bond, 3.7500%, 1/21/55
¥
1,500,000 979,688
14,229,406
Senegal - 0 .4%
Senegal Government Bond, 4.7500%, 3/13/28
¥
EUR 333,333 218,794
Senegal Government Bond, 5.3750%, 6/8/37
¥
EUR 1,050,000 634,433
Senegal Government Bond, 6.7500%, 3/13/48
¥
$ 500,000 255,238
1,108,465
Serbia - 0 .7%
Telecommunications co Telekom Srbija AD Belgrade, 7.2500%, 5/18/31
ž
1,360,000 1,344,176
Telecommunications co Telekom Srbija AD Belgrade, 6.7500%, 5/18/33
ž
EUR 1,270,000 1,481,666
Telecommunications co Telekom Srbija AD Belgrade, 7.1250%, 5/18/36
ž
EUR 455,000 530,760
3,356,602
South Africa - 2 .6%
Eskom Holdings, 6.3500%, 8/10/28
¥
$ 3,000,000 3,057,213
South Africa Government Bond, 6.1250%, 12/11/37
¥
1,000,000 955,962
South Africa Government Bond, 5.6500%, 9/27/47 450,000 366,956
South Africa Government Bond, 5.7500%, 9/30/49 800,000 649,323
South Africa Government Bond, 7.3000%, 4/20/52 1,700,000 1,648,021
South Africa Government Bond, 7.9500%, 11/19/54
ž
758,000 787,258
South Africa Government Bond, 7.9500%, 11/19/54
¥
1,500,000 1,557,898
South Africa Government Bond, 7.2500%, 12/11/55
ž
733,000 699,938
South Africa Government Bond, 7.2500%, 12/11/55
¥
1,000,000 954,895
10,677,464
Sri Lanka - 2 .2%
Sri Lanka Government Bond, 4.0000%, 4/15/28
¥
1,281,497 1,231,031

Janus Henderson Emerging Market Debt Hard Currency ETF
Schedule of Investments
(unaudited)
July 31, 2026

Shares/
Principal Amounts Value
Foreign Government Bonds - (continued)
Sri Lanka - (continued)
Sri Lanka Government Bond, 3.1000%, 1/15/30
¥,Ç
$ 2,430,770 $ 2,465,522
Sri Lanka Government Bond, 3.3500%, 3/15/33
¥,Ç
4,374,570 4,155,553
Sri Lanka Government Bond, 3.6000%, 6/15/35
¥,Ç
1,711,600 1,406,349
9,258,455
Suriname - 0 .4%
Suriname Government Bond, 7.7000%, 11/6/30
¥
1,000,000 1,025,000
Suriname Government Bond, 8.5000%, 11/6/35
ž
590,000 632,775
1,657,775
Tajikistan - 0 .5%
Tajikistan Government Bond, 7.1250%, 9/14/27
¥
2,250,000 2,257,483
Trinidad and Tobago - 0 .2%
Trinidad and Tobago Government Bond, 4.5000%, 6/26/30
¥
950,000 909,549
Turkey - 4 .2%
Istanbul Metropolitan Municipality, 10.7500%, 4/12/27
¥
1,000,000 1,027,575
Istanbul Metropolitan Municipality, 10.5000%, 12/6/28
¥
1,900,000 2,034,433
Turkiye Government Bond, 6.3750%, 5/22/31 1,908,000 1,874,995
Turkiye Government Bond, 7.1250%, 2/12/32 2,000,000 2,009,777
Turkiye Government Bond, 7.1250%, 7/17/32 1,200,000 1,203,794
Turkiye Government Bond, 6.3000%, 3/14/33 1,000,000 958,597
Turkiye Government Bond, 6.9500%, 9/16/35 800,000 780,297
Turkiye Government Bond, 6.8750%, 1/14/38 1,389,000 1,325,015
Turkiye Government Bond, 4.8750%, 4/16/43 3,200,000 2,320,232
Turkiye Government Bond, 5.7500%, 5/11/47 2,600,000 2,016,382
Turkiye Ihracat Kredi Bankasi A/S, 7.5000%, 2/6/28
¥
1,500,000 1,522,520
Turkiye Ihracat Kredi Bankasi A/S, 6.8750%, 7/3/28
ž
827,000 834,077
17,907,694
Ukraine - 1 .6%
NPC Ukrenergo, 6.8750%, 11/9/28
¥
700,000 689,481
Ukraine Government Bond, 4.5000%, 2/1/29
Ç,ž
200,000 170,210
Ukraine Government Bond, 4.0000%, 2/1/32
¥,Ç
5,246,000 4,347,567
Ukraine Government Bond, 0.0000%, 2/1/35
Ç,ž
200,000 119,221
Ukraine Government Bond, 0.0000%, 2/1/35
¥,Ç
586,686 349,728
Ukraine Government Bond, 4.5000%, 2/1/35
Ç,ž
700,000 481,159
Ukraine Government Bond, 4.5000%, 2/1/35
¥,Ç
258,435 177,640
Ukraine Government Bond, 0.0000%, 2/1/36
Ç,ž
200,000 119,497
Ukraine Government Bond, 4.5000%, 2/1/36
Ç,ž
200,000 135,846
Ukraine Government Bond, 4.5000%, 2/1/36
¥,Ç
1,229,591 835,174
7,425,523
United Arab Emirates - 0 .1%
Sharjah Sukuk Program Ltd., 3.6250%, 3/10/33
¥
400,000 343,201
Uruguay - 0 .9%
Uruguay Government Bond, 4.9750%, 4/20/55 1,900,000 1,621,650
Uruguay Government Bond, 5.2500%, 9/10/60 2,550,000 2,233,800
3,855,450
Uzbekistan - 0 .6%
Navoiyuran State Enterprise, 6.7000%, 7/2/30
ž
1,196,000 1,211,497
Uzbekneftegaz JSC, 8.7500%, 5/7/30
ž
1,059,000 1,128,725
2,340,222
Venezuela, Bolivarian Republic of - 0 .5%
Petroleos de Venezuela SA, 9.7500%, 5/17/35
¥
3,100,000 1,403,680
Venezuela Government Bond, 9.0000%, 5/7/23
¥
2,000,000 960,000
2,363,680

Janus Henderson Emerging Market Debt Hard Currency ETF
Schedule of Investments
(unaudited)
July 31, 2026

Shares/
Principal Amounts Value
Foreign Government Bonds - (continued)
Zambia - 0 .9%
Zambia Government Bond, 5.7500%, 6/30/33
¥,Ç
$ 3,866,832 $ 3,781,538
Total Foreign Government Bonds (cost 330,480,022 ) 340,435,720
Supranational - 1 .2%
Africa Finance Corp., 5.5500%, 10/8/29
ž
2,579,000 2,594,471
African Export-Import Bank (The), 6.2500%, 1/23/32
ž
1,350,000 1,346,098
African Export-Import Bank (The), 7.1250%, 7/23/36
ž
1,350,000 1,351,013
Total Supranational (cost 5,264,976 ) 5,291,582
Investment Companies - 5 .8%
Money Market Funds - 5 .8%
Janus Henderson Cash Liquidity Fund LLC, 3.6737%
£,∞
(cost $24,994,657) 24,994,678 24,994,657
Total Investments (total cost $ 416,456,509 ) - 99 .0% 426,985,438
Cash, Receivables and Other Assets, net of Liabilities - 1.0% 4,509,739
Net Assets - 100.0% $431,495,177
Summary of Investments by Country - (Long Positions) (unaudited)
Country Value
% of
Investment
Securities
Turkey $ 25,593,904 6 .0%
United States of America 24,994,657 5 .9
Mexico 22,047,018 5 .1
Argentina 19,381,700 4 .5
Dominican Republic 17,791,164 4 .2
South Africa 15,828,415 3 .7
Saudi Arabia 14,229,406 3 .3
Egypt 13,916,174 3 .3
Uzbekistan 12,598,962 3 .0
Hungary 11,487,764 2 .7
Chile 11,246,493 2 .6
Mongolia 10,841,075 2 .5
Brazil 10,837,120 2 .5
Cayman Islands 10,338,569 2 .4
Colombia 10,144,968 2 .4
Ireland 9,784,842 2 .3
Sri Lanka 9,258,455 2 .2
Indonesia 8,973,412 2 .1
Ecuador 8,712,393 2 .0
Ghana 8,514,304 2 .0
Nigeria 8,447,375 2 .0
Panama 7,644,950 1 .8
Ukraine 7,425,523 1 .7
Angola 7,208,212 1 .7
Costa Rica 6,942,043 1 .6
Romania 6,287,501 1 .5
Bosnia and Herzegovina 6,041,572 1 .4
United Arab Emirates 5,858,179 1 .4
Paraguay 5,609,160 1 .3
Montenegro 5,334,618 1 .2
Peru 4,827,203 1 .1
Bulgaria 4,696,947 1 .1
Bahrain 4,545,140 1 .1

Janus Henderson Emerging Market Debt Hard Currency ETF
Schedule of Investments
(unaudited)
July 31, 2026

Summary of Investments by Country - (Long Positions) (unaudited) (continued)
Country Value
% of
Investment
Securities
Bahamas $ 4,440,548 1 .0%
Oman 4,034,038 0 .9
Georgia 3,886,952 0 .9
Uruguay 3,855,450 0 .9
Zambia 3,781,538 0 .9
Gabon 3,424,404 0 .8
Serbia 3,356,602 0 .8
Benin 3,284,244 0 .8
United Kingdom 3,266,102 0 .8
Guatemala 3,083,966 0 .7
Philippines 2,827,588 0 .7
Luxembourg 2,727,263 0 .6
Cameroon 2,421,413 0 .6
Republic of North Macedonia 2,406,561 0 .6
Venezuela, Bolivarian Republic of 2,363,680 0 .6
Tajikistan 2,257,483 0 .5
Pakistan 2,112,867 0 .5
Netherlands 1,992,171 0 .5
Suriname 1,657,775 0 .4
Bolivia, Plurinational State of 1,604,812 0 .4
Lebanon 1,426,250 0 .3
El Salvador 1,402,250 0 .3
Jamaica 1,281,390 0 .3
Iraq 1,278,975 0 .3
Senegal 1,108,465 0 .3
Trinidad and Tobago 909,549 0 .2
Kazakhstan 735,786 0 .2
Qatar 724,166 0 .2
Honduras 711,425 0 .2
Barbados 552,015 0 .1
Ethiopia 469,069 0 .1
Azerbaijan 211,423 0 .0
Total $426,985,438 100 .0%

Janus Henderson Emerging Market Debt Hard Currency ETF
Schedule of Investments
(unaudited)
July 31, 2026

Schedule of Affiliated Investments - (% of Net Assets)
Affiliate
Affiliated
Investments,
at Value at
10/31/25 Purchases
Sales
Proceeds
Realized
Gain/(Loss)
Change in
Unrealized
Appreciatio n/
(Depreciation)
Affiliated
Investments, at
Value at
7/31/26
............. Shares
Held at
7/31/26
Dividend
Income
Investment Companies - 5 .8%
Money Market Funds - 5.8%
Janus Henderson Cash Liquidity Fund LLC, 3.6737%
∞
$ 19,486,458 $ 337,802,123 $ (332,285,980) $ (4,431) $ (3,513) $ 24,994,657 24,994,678 $ 541,602
Investments Purchased with Cash Collateral from Securities Lending - N/A
Investment Companies - N/A
Janus Henderson Cash Collateral Fund LLC, 3.6001%
∞*
– 239,640 (239,640) – – – – 93
Δ
Total Affiliated Investments - 5.8%
$19,486,458 $338,041,763 $(332,525,620) $(4,431) $(3,513) $24,994,657 24,994,678 $541,695
Schedule of Forward Foreign Currency Exchange Contracts
Counterparty/
Foreign Currency Settlement Date
Foreign
Currency
Amount Sold/
(Purchased)
USD Currency
Amount Sold/
(Purchased)
Market Value
and Unrealized
Appreciation
(Depreciation)
BNP Paribas SA
Euro 8/13/26 45,902,622 $ (53,611,388) $ 779,188
Euro 8/13/26 (5,639,561) 6,427,977 62,946
Euro 8/13/26 1,535,127 (1,785,936) 19,062
Euro 8/13/26 944,734 (1,105,749) 18,395
Euro 8/13/26 (2,765,750) 3,167,992 15,282
Euro 8/13/26 476,556 (557,085) 8,587
Euro 8/13/26 721,396 (835,463) 5,163
Euro 8/13/26 509,164 (590,696) 4,668
Euro 8/13/26 (113,055) 129,533 589
Euro 8/13/26 (36,287) 41,439 326
Euro 8/13/26 (63,750) 73,118 256
Euro 8/13/26 (7,125) 8,158 43
Euro 8/13/26 (67,905) 78,400 (244)
Euro 8/13/26 (36,000) 41,811 (376)
Euro 8/13/26 (59,313) 69,298 (1,031)
Euro 8/13/26 488,048 (558,727) (2,998)
Euro 8/13/26 1,073,337 (1,222,272) (13,099)
Euro 8/13/26 3,136,339 (3,573,087) (36,722)
–
Total $860,035

Janus Henderson Emerging Market Debt Hard Currency ETF
Schedule of Investments
(unaudited)
July 31, 2026

Schedule of Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
Value and
Unrealized
Appreciation
(Depreciation)
Futures Long:
U.S. Treasury 10 Year Notes 113 9/21/26 $ 12,204,000 $ (168,655)
U.S. Treasury 10 Year Ultra Bonds 237 9/21/26 25,999,641 (304,941)
U.S. Treasury 2 Year Notes 39 9/30/26 8,018,766 (29,603)
U.S. Treasury 5 Year Notes 59 9/30/26 6,252,617 (61,839)
U.S. Treasury Long Bonds 249 9/21/26 26,969,813 (644,608)
U.S. Treasury Ultra Bonds 175 9/21/26 19,195,313 (727,563)
Total - Futures Long $(1,937,209)
Futures Short:
Euro-Bobl 154 9/8/26 $ (20,170,706) $ 177,849
Euro-Bund 141 9/8/26 (20,174,618) 306,810
Euro-Buxl 26 9/8/26 (3,165,531) 82,030
Euro-Schatz 61 9/8/26 (7,401,206) 24,749
Total - Futures Short $591,438
Total $(1,345,771)
Average Ending Monthly Value of Derivative Instruments During the Period Ended July 31, 2026
Futures contracts:
Average notional amount of contracts - long $91,203,682
Average notional amount of contracts - short 44,003,610
Forward foreign currency exchange contracts:
Average amounts purchased - in USD 9,984,842
Average amounts sold - in USD 58,315,651
Credit default swaps:
Average notional amount - buy protection 1,111,111

Janus Henderson Emerging Market Debt Hard Currency ETF
Notes to Schedule of Investments and Other Information
(unaudited)
July 31, 2026

DAC Designated Activity Company
EUR Euro
JSC Joint Stock Company
LLC Limited Liability Company
PIK Pay-in-kind (PIK) bonds give the issuer an option to make the interest payment in case of additional securities.
PJSC Public Joint Stock Company
SAOC Societe Anonyme Omanaise Close
SPC Special Purpose Company
* Non-income producing security.
.
£ The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.
∞ Rate shown is the 7-day yield as of July 31, 2026.
Δ Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.
Ç Step bond. The coupon rate will increase or decrease periodically based upon a predetermined schedule. The rate shown reflects the current rate.
Ø Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
¤ Zero coupon bond.
μ Perpetual security. Perpetual securities have no stated maturity date, but they may be called/redeemed by the issuer. The date indicated, if any, represents the next call date.
ž Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid in accordance with the requirements of Rule 22e-4, under the 1940 Act. The total value of 144A securities as of the period ended July 31, 2026 is $84,410,808 which represents 19.6% of net assets.
‡ Variable or floating rate security. Rate shown is the current rate as of July 31, 2026. Certain variable rate securities are not based on a published reference rate and spread; they are determined by the issuer or agent and current market conditions. Reference rate is as of reset date and may vary by security, which may not indicate a reference rate and/or spread in their description.
¥ Security purchased in an offshore transaction exempt from registration under Regulation S of the Securities Act of 1933.

Janus Henderson Emerging Market Debt Hard Currency ETF
Notes to Schedule of Investments and Other Information
(unaudited)
July 31, 2026

The following is a summary of the inputs that were used to value the Fund 's investments in securities and other financial instruments as of July 31, 2026 . See Notes to Financial Statements for more information.
Valuation Inputs Summary
Level 1 -
Quoted Prices
Level 2 -
Other Significant
Observable Inputs
Level 3 -
Significant
Unobservable Inputs
Total
Assets
Investments in Securities:
Corporate Bonds $ — $ 56,263,479 $ — $ 56,263,479
Foreign Government Bonds — 340,435,720 — 340,435,720
Supranational — 5,291,582 — 5,291,582
Investment Companies — 24,994,657 — 24,994,657
Total Investments in Securities $ — $ 426,985,438 $ — $ 426,985,438
Other Financial Instruments
(a)
:
Forward Foreign Currency Exchange
Contracts $ — $ 914,505 $ — $ 914,505
Futures Contracts 591,438 — — 591,438
Total Other Financial Instruments $ 591,438 $ 914,505 $ — $ 1,505,943
Total Assets $ 591,438 $ 427,899,943 $ — $ 428,491,381
Liabilities
Other Financial Instruments
(a)
:
Forward Foreign Currency Exchange
Contracts $ — $ 54,470 $ — $ 54,470
Futures Contracts 1,937,209 — — 1,937,209
Total Other Financial Instruments $ 1,937,209 $ 54,470 $ — $ 1,991,679
Total Liabilities $ 1,937,209 $ 54,470 $ — $ 1,991,679
(a) Other financial instruments may include forward foreign currency exchange contracts, futures, written options, written swaptions, and swap contracts. Forward foreign currency exchange contracts, futures contracts, and centrally cleared swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Written options, written swaptions, and OTC swaps are reported at their market value at measurement date.

Janus Henderson Equity Linked High Income ETF
Schedule of Investments
(unaudited)
July 31, 2026

Shares Value
Investment Companies - 98 .4%
Money Market Funds - 98 .4%
Invesco Government & Agency Portfolio, 3.6535%
∞
(cost $17,810,068) 17,810,068 $ 17,810,068
Total Investments (total cost $ 17,810,068 ) - 98 .4% 17,810,068
Cash, Receivables and Other Assets, net of Liabilities - 1.6% 282,464
Net Assets - 100.0% $18,092,532
Summary of Investments by Country - (Long Positions) (unaudited)
Country Value
% of
Investment
Securities
United States of America $ 17,810,068 100 .0%
Schedule of Autocallable Total Return swap (single name)
Reference Entity Counterparty Maturity Date
Initial
Price Notional Amount
Floating
Rate
Type
Floating Rate
Index ^
Next
Observation
Date †
Coupon
Rate ^ Barrier Level
Upfront
Premium
Paid
(Received)
Value and
Unrealized
Appreciation
(Depreciation)
AbbVie, Inc. Bank of America
NA 6/9/2027 224.77 USD 500,000 Pay SOFR+0.0bps 12/9/2026 5.77% 68.00%* $ – $ 11,480
Adobe, Inc. J.P. Morgan
Securities plc 9/8/2027 247.18 USD 329,197 Pay SOFR+0.0bps 9/9/2026 5.92% 50.00%* 5,127 977
Adobe, Inc. Bank of America
NA 9/8/2027 247.18 USD 377,467 Pay SOFR+0.0bps 9/9/2026 5.92% 50.00%* – 6,175
Bristol-Myers
Squibb Co.
BNP Paribas SA
2/9/2028 59.39 USD 616,666 Pay SOFR+0.0bps 8/12/2026 5.02% 61.54%* 7,926 17,625
Chevron Corp. BNP Paribas SA 4/12/2028 186.32 USD 616,666 Pay SOFR+0.0bps 10/14/2026 5.50% 68.03%* 5,032 9,533
Colgate-Palmolive
Co.
Morgan Stanley
and Co.
International plc 7/12/2028 91.01 USD 831,094 Pay SOFR+0.0bps 1/13/2027 6.01% 78.13%* (524) 19,389
ConocoPhillips Morgan Stanley
and Co.
International plc 11/10/2027 120.26 USD 416,666 Pay SOFR+0.0bps 11/12/2026 5.83% 61.55%* – 9,196
ConocoPhillips Goldman Sachs
International 11/10/2027 120.26 USD 600,000 Pay SOFR+0.0bps 11/12/2026 5.83% 61.55%* (8,254) 12,930
CVS Health Corp. Bank of America
NA 3/8/2028 77.36 USD 416,666 Pay SOFR+0.0bps 9/9/2026 5.75% 61.54%* – 17,927
CVS Health Corp. Bank of America
NA 3/8/2028 91.37 USD 250,000 Pay SOFR+0.0bps 9/9/2026 5.86% 68.00%* – 9,446
CVS Health Corp. BNP Paribas SA 3/8/2028 77.36 USD 250,000 Pay SOFR+0.0bps 9/9/2026 5.75% 61.54%* 7,932 3,388
Duke Energy Corp. Bank of America
NA 4/11/2029 128.04 USD 679,829 Pay SOFR+0.0bps 10/14/2026 5.45% 82.45%* (1,504) 3,073
ExxonMobil
Holdings Corp.
J.P. Morgan
Securities plc 9/13/2028 149.50 USD 416,666 Pay SOFR+0.0bps 9/9/2026 5.48% 69.20%* – 12,176
Gilead Sciences,
Inc.
J.P. Morgan
Securities plc 12/8/2027 125.87 USD 700,000 Pay SOFR+0.0bps 12/9/2026 6.01% 64.00%* 1,891 9,094
Johnson & Johnson Bank of America
NA 5/9/2029 230.65 USD 679,829 Pay SOFR+0.0bps 11/12/2026 5.80% 74.83%* (1,701) 17,987
NVIDIA Corp. BNP Paribas SA 2/14/2029 199.64 USD 759,691 Pay SOFR+0.0bps 8/12/2026 5.48% 50.00%* 5,481 17,174
Procter & Gamble
Co. (The)
Morgan Stanley
and Co.
International plc 10/13/2027 142.32 USD 416,666 Pay SOFR+0.0bps 10/14/2026 5.96% 78.54%* – 12,945
Salesforce, Inc. J.P. Morgan
Securities plc 5/10/2028 189.80 USD 345,025 Pay SOFR+0.0bps 11/12/2026 7.97% 50.00%* – 6,627
ServiceNow, Inc. J.P. Morgan
Securities plc 11/8/2028 103.07 USD 268,122 Pay SOFR+0.0bps 11/12/2026 11.47% 50.00%* 501 12,011

Janus Henderson Equity Linked High Income ETF
Schedule of Investments
(unaudited)
July 31, 2026

Schedule of Autocallable Total Return swap (single name)
Reference Entity Counterparty Maturity Date
Initial
Price Notional Amount
Floating
Rate
Type
Floating Rate
Index^
Next
Observation
Date†
Coupon
Rate ^ Barrier Level
Upfront
Premium
Paid
(Received)
Value and
Unrealized
Appreciation
(Depreciation)
SK hynix, Inc. UBS AG 10/20/2026 N/A‡ USD 1,050,000 Pay SOFR+0.0bps 8/20/2026 8.60% 55.00%‡ $ – $ 16,507
UnitedHealth
Group, Inc.
Goldman Sachs
International 8/11/2027 346.01 USD 891,049 Pay SOFR+0.0bps 8/12/2026 4.38% 60.17%* 3,859 24,574
Total 25,766 $250,234
AbbVie, Inc. BNP Paribas SA 6/9/2027 224.77 USD 550,000 Pay SOFR+0.0bps 12/9/2026 5.77% 68.00%* 14,499 (2,851)
Altria Group, Inc. Morgan Stanley
and Co.
International plc 3/14/2029 67.15 USD 979,829 Pay SOFR+0.0bps 9/9/2026 5.25% 71.45%* 19,304 (494)
Broadcom, Inc. J.P. Morgan
Securities plc 12/13/2028 422.65 USD 889,625 Pay SOFR+0.0bps 6/10/2026 5.55% 50.00%* 2,657 (65,190)
ConocoPhillips J.P. Morgan
Securities plc 11/10/2027 120.26 USD 350,000 Pay SOFR+0.0bps 11/12/2026 5.83% 61.55%* 6,950 (3,499)
Eli Lilly & Co. J.P. Morgan
Securities plc 1/12/2028 1,216.95 USD 725,355 Pay SOFR+0.0bps 1/13/2027 6.64% 58.65%* – (6,807)
GE Vernova, Inc. BNP Paribas SA 10/11/2028 1,127.56 USD 457,635 Pay SOFR+0.0bps 10/14/2026 8.58% 50.00%* (4,575) (17,132)
Intel Corp. J.P. Morgan
Securities plc 7/14/2027 112.54 USD 293,549 Pay SOFR+0.0bps 1/13/2027 19.27% 50.00%* – (11,666)
Palantir
Technologies, Inc.
BNP Paribas SA
8/9/2028 152.36 USD 200,000 Pay SOFR+0.0bps 8/12/2026 8.43% 50.00%* (3,195) (3,922)
Palantir
Technologies, Inc.
J.P. Morgan
Securities plc 8/9/2028 152.62 USD 482,751 Pay SOFR+0.0bps 8/12/2026 8.43% 50.00%* (2,265) (4,972)
Procter & Gamble
Co. (The)
Goldman Sachs
International 10/13/2027 142.32 USD 600,000 Pay SOFR+0.0bps 10/14/2026 5.96% 78.54%* 14,370 (3,812)
SK hynix, Inc. UBS AG 10/2/2026 N/A‡ USD 200,000 Pay SOFR+0.0bps 8/3/2026 14.60% 55.00%‡ – (900)
TELUS Corp. Bank of America
NA 1/10/2029 25.98 USD 416,666 Pay SOFR+0.0bps 1/13/2027 5.47% 83.49%* – (53,478)
Walmart, Inc. J.P. Morgan
Securities plc 6/14/2028 120.50 USD 500,000 Pay SOFR+0.0bps 12/9/2026 7.03% 77.00%* – (6,161)
Total 47,745 (180,884)
^ Payment frequency is semiannual.
† Next Observation Date is the next instance on which the Coupon Rate and Autocallable Maturity are assessed.
* Coupon Rate payment is only applicable if the value of the reference entity falls between 100% of the initial price (autocallable maturity level) and
Coupon Barrier Level on the Next Observation Date.  If the value of the reference entity falls below the Coupon Barrier Level, the coupon payment is not made/received by the counterparty.
‡ Coupon Rate payment is only applicable if the daily return of the reference entity falls below the Barrier Level (autocallable maturity level) on the
Next Observation Date. If the daily return of the reference entity is above or equal to the Barrier Level, the coupon payment is not made/received by the counterparty. Initial price is not a factor in determining existence of Barrier Event.
Average Ending Monthly Value of Derivative Instruments During the Period Ended July 31, 2026
Autocallable swaps:
Average notional amount $6,165,195

Janus Henderson Equity Linked High Income ETF
Notes to Schedule of Investments and Other Information
(unaudited)
July 31, 2026

∞ Rate shown is the 7-day yield as of July 31, 2026.
The following is a summary of the inputs that were used to value the Fund 's investments in securities and other financial instruments as of July 31, 2026 . See Notes to Financial Statements for more information.
Valuation Inputs Summary
Level 1 -
Quoted Prices
Level 2 -
Other Significant
Observable Inputs
Level 3 -
Significant
Unobservable Inputs
Total
Assets
Investments in Securities:
Investment Companies $ 17,810,068 $ — $ — $ 17,810,068
Total Investments in Securities $ 17,810,068 $ — $ — $ 17,810,068
Other Financial Instruments
(a)
:
Autocallable Swaps $ — $ 250,234 $ — $ 250,234
Total Assets $ 17,810,068 $ 250,234 $ — $ 18,060,302
Liabilities
Other Financial Instruments
(a)
:
Autocallable Swaps $ — $ 180,884 $ — $ 180,884
Total Liabilities $ — $ 180,884 $ — $ 180,884
(a) Other financial instruments may include forward foreign currency exchange contracts, futures, written options, written swaptions, and swap contracts. Forward foreign currency exchange contracts, futures contracts, and centrally cleared swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Written options, written swaptions, and OTC swaps are reported at their market value at measurement date.

Janus Henderson Equity Linked Moderate Income ETF
Schedule of Investments
(unaudited)
July 31, 2026

Shares Value
Investment Companies - 98 .0%
Money Market Funds - 98 .0%
Invesco Government & Agency Portfolio, 3.6535%
∞
(cost $39,678,208) 39,678,208 $ 39,678,208
Total Investments (total cost $ 39,678,208 ) - 98 .0% 39,678,208
Cash, Receivables and Other Assets, net of Liabilities - 2.0% 798,438
Net Assets - 100.0% $40,476,646
Summary of Investments by Country - (Long Positions) (unaudited)
Country Value
% of
Investment
Securities
United States of America $ 39,678,208 100 .0%
Schedule of Autocallable Total Return swap (single name)
Reference Entity Counterparty Maturity Date
Initial
Price Notional Amount
Floating
Rate
Type
Floating Rate
Index ^
Next
Observation
Date †
Coupon
Rate ^ Barrier Level
Upfront
Premium
Paid
(Received)
Value and
Unrealized
Appreciation
(Depreciation)
AbbVie, Inc. J.P. Morgan
Securities plc 6/9/2027 224.77 USD 1,995,834 Pay SOFR+0.0bps 12/9/2026 3.87% 56.00%* $ 18,239 $ 5,822
Adobe, Inc. J.P. Morgan
Securities plc 9/8/2027 247.18 USD 1,159,529 Pay SOFR+0.0bps 9/9/2026 5.90% 50.00%* (6,165) 26,649
Adobe, Inc. Bank of America
NA 9/8/2027 247.18 USD 258,301 Pay SOFR+0.0bps 9/9/2026 5.92% 50.00%* – 4,226
Altria Group, Inc. Morgan Stanley
and Co.
International plc 3/14/2029 67.15 USD 966,069 Pay SOFR+0.0bps 9/9/2026 3.39% 57.77%* 883 3,158
Bristol-Myers
Squibb Co.
BNP Paribas SA
2/9/2028 59.39 USD 416,666 Pay SOFR+0.0bps 8/12/2026 3.55% 53.25%* – 11,092
Bristol-Myers
Squibb Co.
J.P. Morgan
Securities plc 2/9/2028 59.39 USD 413,195 Pay SOFR+0.0bps 8/12/2026 3.55% 53.25%* 81 8,974
Chevron Corp. J.P. Morgan
Securities plc 4/12/2028 186.32 USD 2,516,666 Pay SOFR+0.0bps 10/14/2026 3.99% 52.43%* 28,105 14,932
ConocoPhillips Morgan Stanley
and Co.
International plc 11/10/2027 120.26 USD 1,399,546 Pay SOFR+0.0bps 11/12/2026 4.07% 50.00%* 4,415 18,630
ConocoPhillips J.P. Morgan
Securities plc 11/10/2027 120.26 USD 1,835,440 Pay SOFR+0.0bps 11/12/2026 4.07% 50.00%* (8,259) 20,021
CVS Health Corp. BNP Paribas SA 3/8/2028 77.36 USD 1,200,000 Pay SOFR+0.0bps 9/9/2026 4.66% 50.00%* 35,953 1,442
CVS Health Corp. Bank of America
NA 3/8/2028 77.36 USD 564,779 Pay SOFR+0.0bps 9/9/2026 4.66% 50.00%* 4,844 13,484
Duke Energy Corp. Bank of America
NA 4/11/2029 128.04 USD 685,055 Pay SOFR+0.0bps 10/14/2026 3.70% 64.01%* (1,528) 1,686
ExxonMobil
Holdings Corp.
J.P. Morgan
Securities plc 9/13/2028 149.50 USD 1,116,666 Pay SOFR+0.0bps 9/9/2026 4.01% 52.06%* 8,547 15,789
Johnson & Johnson Bank of America
NA 5/9/2029 230.65 USD 685,055 Pay SOFR+0.0bps 11/12/2026 4.00% 57.64%* (1,266) 9,211
NVIDIA Corp. BNP Paribas SA 2/14/2029 199.64 USD 2,151,662 Pay SOFR+0.0bps 8/12/2026 5.48% 50.00%* 52,144 12,027
Palantir
Technologies, Inc.
J.P. Morgan
Securities plc 8/9/2028 152.62 USD 579,193 Pay SOFR+0.0bps 8/12/2026 8.42% 50.00%* (24,136) 15,480
Procter & Gamble
Co (The)
Bank of America
NA 10/13/2027 142.32 USD 416,666 Pay SOFR+0.0bps 10/14/2026 3.74% 62.79%* – 3,786
Salesforce, Inc. J.P. Morgan
Securities plc 5/10/2028 189.80 USD 536,100 Pay SOFR+0.0bps 11/12/2026 7.94% 50.00%* (7,175) 17,512
ServiceNow, Inc. J.P. Morgan
Securities plc 11/8/2028 103.07 USD 349,258 Pay SOFR+0.0bps 11/12/2026 11.45% 50.00%* 1,292 14,890

Janus Henderson Equity Linked Moderate Income ETF
Schedule of Investments
(unaudited)
July 31, 2026

Schedule of Autocallable Total Return swap (single name)
Reference Entity Counterparty Maturity Date
Initial
Price Notional Amount
Floating
Rate
Type
Floating Rate
Index^
Next
Observation
Date†
Coupon
Rate ^ Barrier Level
Upfront
Premium
Paid
(Received)
Value and
Unrealized
Appreciation
(Depreciation)
SK hynix, Inc. UBS AG 10/20/2026 N/A‡ USD 450,000 Pay SOFR+0.0bps 8/20/2026 8.60% 55.00%‡ $ – $ 7,074
UnitedHealth
Group, Inc.
Goldman Sachs
International 8/11/2027 346.01 USD 884,367 Pay SOFR+0.0bps 8/12/2026 3.21% 50.00%* 2,091 15,840
UnitedHealth
Group, Inc.
BNP Paribas SA
8/11/2027 346.01 USD 650,000 Pay SOFR+0.0bps 8/12/2026 3.21% 50.00%* 10,627 2,540
Total 118,692 $244,265
Broadcom, Inc. J.P. Morgan
Securities plc 12/13/2028 422.65 USD 925,153 Pay SOFR+0.0bps 9/12/2026 5.56% 50.00%* (57,182) (4,188)
Broadcom, Inc. Goldman Sachs
International 12/13/2028 422.65 USD 100,000 Pay SOFR+0.0bps 9/12/2026 5.56% 50.00%* 2,270 (10,744)
Colgate-Palmolive
Co.
J.P. Morgan
Securities plc 7/12/2028 91.01 USD 2,864,557 Pay SOFR+0.0bps 1/13/2027 4.14% 50.00%* 9,085 (12,656)
Duke Energy Corp. BNP Paribas SA 4/11/2029 128.04 USD 700,000 Pay SOFR+0.0bps 10/14/2026 3.70% 64.01%* 4,276 (9,622)
Eli Lilly & Co. J.P. Morgan
Securities plc 1/12/2028 1,216.95 USD 1,244,550 Pay SOFR+0.0bps 1/13/2027 5.17% 50.00%* – (9,697)
GE Vernova, Inc. BNP Paribas SA 10/11/2028 1,127.56 USD 177,170 Pay SOFR+0.0bps 10/14/2026 8.58% 50.00%* – (8,074)
Gilead Sciences,
Inc.
J.P. Morgan
Securities plc 12/8/2027 125.87 USD 500,000 Pay SOFR+0.0bps 12/9/2026 4.10% 50.00%* 4,871 (1,437)
Gilead Sciences,
Inc.
Societe Generale
12/8/2027 125.87 USD 1,500,000 Pay SOFR+0.0bps 12/9/2026 4.10% 50.00%* 13,912 (8,324)
Intel Corp. J.P. Morgan
Securities plc 7/14/2027 112.54 USD 390,892 Pay SOFR+0.0bps 1/13/2027 19.27% 50.00%* – (15,535)
Johnson & Johnson Goldman Sachs
International 5/9/2029 230.65 USD 679,347 Pay SOFR+0.0bps 11/12/2026 4.00% 57.64%* 12,171 (8,415)
Procter & Gamble
Co. (The)
BNP Paribas SA
10/13/2027 142.32 USD 1,710,000 Pay SOFR+0.0bps 10/14/2026 3.74% 62.79%* 17,747 (273)
SK hynix, Inc. UBS AG 10/2/2026 N/A‡ USD 2,000,000 Pay SOFR+0.0bps 8/3/2026 14.60% 55.00%‡ – (9,000)
TELUS Corp. Goldman Sachs
International 1/10/2029 25.98 USD 213,195 Pay SOFR+0.0bps 1/13/2027 3.71% 63.37%* (13,097) (5,299)
TELUS Corp. J.P. Morgan
Securities plc 1/10/2029 25.98 USD 416,666 Pay SOFR+0.0bps 1/13/2027 3.71% 63.37%* – (31,703)
Walmart, Inc. J.P. Morgan
Securities plc 6/14/2028 120.50 USD 1,295,834 Pay SOFR+0.0bps 12/9/2026 4.64% 60.00%* 788 (4,521)
Total (5,159) (139,488)
^ Payment frequency is semiannual.
† Next Observation Date is the next instance on which the Coupon Rate and Autocallable Maturity are assessed.
* Coupon Rate payment is only applicable if the value of the reference entity falls between 100% of the initial price (autocallable maturity level) and
Coupon Barrier Level on the Next Observation Date.  If the value of the reference entity falls below the Coupon Barrier Level, the coupon payment is not made/received by the counterparty.
‡ Coupon Rate payment is only applicable if the daily return of the reference entity falls below the Barrier Level (autocallable maturity level) on the
Next Observation Date. If the daily return of the reference entity is above or equal to the Barrier Level, the coupon payment is not made/received by the counterparty. Initial price is not a factor in determining existence of Barrier Event.
Average Ending Monthly Value of Derivative Instruments During the Period Ended July 31, 2026
Autocallable swaps:
Average notional amount $8,537,449

Janus Henderson Equity Linked Moderate Income ETF
Notes to Schedule of Investments and Other Information
(unaudited)
July 31, 2026

∞ Rate shown is the 7-day yield as of July 31, 2026.
The following is a summary of the inputs that were used to value the Fund 's investments in securities and other financial instruments as of July 31, 2026 . See Notes to Financial Statements for more information.
Valuation Inputs Summary
Level 1 -
Quoted Prices
Level 2 -
Other Significant
Observable Inputs
Level 3 -
Significant
Unobservable Inputs
Total
Assets
Investments in Securities:
Investment Companies $ 39,678,208 $ — $ — $ 39,678,208
Total Investments in Securities $ 39,678,208 $ — $ — $ 39,678,208
Other Financial Instruments
(a)
:
Autocallable Swaps $ — $ 244,265 $ — $ 244,265
Total Assets $ 39,678,208 $ 244,265 $ — $ 39,922,473
Liabilities
Other Financial Instruments
(a)
:
Autocallable Swaps $ — $ 139,488 $ — $ 139,488
Total Liabilities $ — $ 139,488 $ — $ 139,488
(a) Other financial instruments may include forward foreign currency exchange contracts, futures, written options, written swaptions, and swap contracts. Forward foreign currency exchange contracts, futures contracts, and centrally cleared swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Written options, written swaptions, and OTC swaps are reported at their market value at measurement date.

Janus Henderson Global Artificial Intelligence ETF
Schedule of Investments
(unaudited)
July 31, 2026

Shares/
Principal Amounts Value
Common Stocks - 99 .4%
Aerospace & Defense - 0 .9%
Howmet Aerospace, Inc. 713 $ 201,251
Automobiles - 0 .4%
Tesla, Inc.
*
314 97,720
Broadline Retail - 4 .1%
Amazon.com, Inc.
*
3,498 949,987
Communications Equipment - 3 .8%
Arista Networks, Inc.
*
1,928 347,715
Lumentum Holdings, Inc.
*
754 538,311
886,026
Diversified Telecommunication Services - 1 .0%
Space Exploration Technologies Corp. - Class A
#,*
2,171 235,271
Electric Utilities - 0 .3%
Constellation Energy Corp. 260 68,315
Electrical Equipment - 5 .0%
Eaton Corp. plc 541 224,623
Forgent Power Solutions, Inc. - Class A
*
5,003 166,450
GE Vernova, Inc. 397 393,145
Innio NV
*
2,727 66,594
Vertiv Holdings Co. - Class A 1,276 308,243
1,159,055
Electronic Equipment, Instruments & Components - 1 .7%
Amphenol Corp. - Class A 2,522 405,285
Entertainment - 0 .9%
Spotify Technology SA
*
437 218,474
Health Care Equipment & Supplies - 0 .8%
Intuitive Surgical, Inc.
*
539 190,445
Hotels, Restaurants & Leisure - 0 .5%
DoorDash, Inc. - Class A
*
620 121,619
Insurance - 0 .9%
Progressive Corp. (The) 974 205,923
Interactive Media & Services - 2 .6%
Alphabet, Inc. - Class C 1,737 619,501
IT Services - 3 .2%
CoreWeave, Inc. - Class A
*
366 26,268
Quantinuum, Inc. - Class A
#,*
237 12,184
Shopify, Inc. - Class A
*
800 93,720
Snowflake, Inc. - Class A
*
1,899 556,939
Twilio, Inc. - Class A
*
272 53,679
742,790
Machinery - 1 .9%
Deere & Co. 743 440,354
Pharmaceuticals - 1 .2%
Eli Lilly & Co. 236 271,126
Semiconductors & Semiconductor Equipment - 56 .0%
Advanced Micro Devices, Inc.
*
1,465 697,560
Applied Materials, Inc. 668 339,124
ASML Holding NV (Registered) (ADR) 559 910,611
Broadcom, Inc. 3,315 1,290,463
KLA Corp. 3,675 671,864
Lam Research Corp. 3,353 982,496
Micron Technology, Inc. 1,340 1,102,860
NVIDIA Corp. 15,635 3,138,726
STMicroelectronics NV (Registered) (ADR) 4,060 212,703

Janus Henderson Global Artificial Intelligence ETF
Schedule of Investments
(unaudited)
July 31, 2026

Shares/
Principal Amounts Value
Common Stocks - (continued)
Semiconductors & Semiconductor Equipment - (continued)
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR) 8,826 $ 3,567,911
Tower Semiconductor Ltd.
*
766 168,267
13,082,585
Software - 11 .2%
Aurora Innovation, Inc. - Class A
#,*
11,972 77,219
Cadence Design Systems, Inc.
*
523 177,830
Datadog, Inc. - Class A
*
874 234,206
Microsoft Corp. 2,818 1,309,581
Nebius Group NV - Class A
*
3,683 701,280
Oracle Corp. 449 58,312
ServiceTitan, Inc. - Class A
*
602 50,002
2,608,430
Technology Hardware, Storage & Peripherals - 1 .9%
Seagate Technology Holdings plc 530 453,749
Wireless Telecommunication Services - 1 .1%
SoftBank Group Corp. (ADR) 17,372 268,757
Total Common Stocks (cost $18,602,311) 23,226,663
Investment Companies - 0 .1%
Money Market Funds - 0 .1%
Janus Henderson Cash Liquidity Fund LLC, 3.6737%
£,∞
(cost $21,919) 21,919 21,919
Investments Purchased with Cash Collateral from Securities Lending - 1 .1%
Investment Companies - 0 .9%
Janus Henderson Cash Collateral Fund LLC, 3.6001%
£,∞
210,248 210,248
Time Deposits - 0 .2%
Royal Bank of Canada, 3.6300%, 8/3/26 $ 52,562 52,562
Total Investments Purchased with Cash Collateral from Securities Lending
(cost $262,810) 262,810
Total Investments (total cost $ 18,887,040 ) - 100 .6% 23,511,392
Liabilities, net of Cash, Receivables and Other Assets - (0.6%) (145,690)
Net Assets - 100.0% $23,365,702
Summary of Investments by Country - (Long Positions) (unaudited)
Country Value
% of
Investment
Securities
United States of America $ 17,078,452 72 .6%
Taiwan 3,567,911 15 .2
Netherlands 1,611,891 6 .9
Japan 268,757 1 .1
Ireland 224,623 1 .0
Sweden 218,474 0 .9
Switzerland 212,703 0 .9
Israel 168,267 0 .7
Canada 93,720 0 .4
Germany 66,594 0 .3
Total $23,511,392 100 .0%

Janus Henderson Global Artificial Intelligence ETF
Schedule of Investments
(unaudited)
July 31, 2026

Schedule of Affiliated Investments - (% of Net Assets)
Affiliate
Affiliated
Investments,
at Value at
10/31/25 Purchases
Sales
Proceeds
Realized
Gain/(Loss)
Change in
Unrealized
Appreciatio n/
(Depreciation)
Affiliated
Investments, at
Value at
7/31/26
............. Shares
Held at
7/31/26
Dividend
Income
Investment Companies - 0 .1%
Money Market Funds - 0.1%
Janus Henderson Cash Liquidity Fund LLC, 3.6737%
∞
$ 80,058 $ 3,450,620 $ (3,508,796) $ 43 $ (6) $ 21,919 21,919 $ 1,434
Investments Purchased with Cash Collateral from Securities Lending - 0.9%
Investment Companies - 0.9%
Janus Henderson Cash Collateral Fund LLC, 3.6001%
∞
– 5,428,454 (5,218,206) – – 210,248 210,248 3,479
Δ
Total Affiliated Investments - 1.0%
$80,058 $8,879,074 $(8,727,002) $43 $(6) $232,167 232,167 $4,913

Janus Henderson Global Artificial Intelligence ETF
Notes to Schedule of Investments and Other Information
(unaudited)
July 31, 2026

ADR American Depositary Receipt
LLC Limited Liability Company
plc Public Limited Company
* Non-income producing security.
# Loaned security; a portion of the security is on loan at July 31, 2026. As of July 31, 2026, securities lending transactions accounted for as secured borrowings with an overnight and continuous contractual maturity are $246,525. Gross amounts of recognized liabilities for securities lending (collateral received) is $262,810, resulting in the net amount due the counterparty of $16,285.
.
£ The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.
∞ Rate shown is the 7-day yield as of July 31, 2026.
Δ Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.
The following is a summary of the inputs that were used to value the Fund 's investments in securities and other financial instruments as of July 31, 2026 . See Notes to Financial Statements for more information.
Valuation Inputs Summary
Level 1 -
Quoted Prices
Level 2 -
Other Significant
Observable Inputs
Level 3 -
Significant
Unobservable Inputs
Total
Assets
Investments in Securities:
Common Stocks $ 23,226,663 $ — $ — $ 23,226,663
Investment Companies — 21,919 — 21,919
Investments Purchased with Cash
Collateral from Securities Lending — 262,810 — 262,810
Total Assets $ 23,226,663 $ 284,729 $ — $ 23,511,392

Janus Henderson Income ETF
Schedule of Investments
(unaudited)
July 31, 2026

Shares/
Principal Amounts Value
Asset-Backed Securities - 12 .8%
ACHM Mortgage Trust 2024-HE1 B, 7.2600%, 5/25/39
ž
$ 454,468 $ 460,751
ACHV ABS TRUST 2023-1PL D, 8.4700%, 3/18/30
ž
31,303 31,385
Aligned Data Centers Issuer LLC 2026-1A B, 6.6880%, 6/15/56
ž
105,000 104,346
Ally Bank 2026-A F, 7.2940%, 3/15/34
ž
803,514 801,807
Ally Bank Auto Credit-Linked Notes 2024-B F, 8.0360%, 9/15/32
ž
210,492 212,775
Ally Bank Auto Credit-Linked Notes 2025-A E, 6.0660%, 6/15/33
ž
155,670 154,694
Ally Bank Auto Credit-Linked Notes 2025-B E, 6.1640%, 9/15/33
ž
506,265 501,587
Amur Equipment Finance Receivables XV LLC 2025-1A D, 5.6800%, 8/20/32
ž
275,000 274,505
Bayview Opportunity Master Fund VII LLC 2024-CAR1 E, CME Term Average
SOFR 30 Day + 3.6000%, 7.2161%, 12/26/31
‡,ž
249,999 251,844
Bayview Opportunity Master Fund VII LLC 2024-EDU1 D, CME Term Average
SOFR 30 Day + 2.7500%, 6.3661%, 6/25/47
‡,ž
72,638 73,936
Bayview Opportunity Master Fund VII LLC 2025-EDU1 C, CME Term Average
SOFR 30 Day + 1.8000%, 5.4161%, 7/27/48
‡,ž
182,523 182,706
Business Jet Securities LLC 2024-1A C, 9.1320%, 5/15/39
ž
132,618 134,365
Business Jet Securities LLC 2026-1A B, 6.0990%, 6/15/41
ž
196,000 195,311
Carvana Auto Receivables Trust 2021-N3 E, 3.1600%, 6/12/28
ž
201,771 197,680
Channel EF LLC 2026-1A D, 6.2000%, 1/17/34
ž
200,000 198,231
Chase Auto Credit Linked Notes 2026-1 F, 7.2800%, 7/25/34
ž
350,000 349,979
Compass Datacenters Issuer II LLC 2025-1A B1, 5.7560%, 5/25/50
ž
443,000 436,365
COOPR Residential Mortgage Trust 2025-CES1 A1A, 5.6540%, 5/25/60
Ç,ž
636,560 637,145
Exeter Automobile Receivables Trust 2024-3A E, 7.8400%, 10/15/31
ž
95,000 98,325
Exeter Select Automobile Receivables Trust 2025-2 D, 5.3400%, 1/15/32 150,000 149,050
FHF Issuer Trust 2025-1A C, 5.6900%, 8/15/31
ž
305,000 303,689
FHF Issuer Trust 2025-1A D, 5.9500%, 6/15/32
ž
193,000 186,644
FHF Issuer Trust 2025-2A A2, 5.7500%, 5/15/30
ž
461,924 464,343
FIGRE Trust 2024-HE6 C, 5.9740%, 12/25/54
‡,ž
338,074 337,312
Firstlight Issuer LLC 2026-1A B, 6.1670%, 6/20/56
ž
126,000 124,403
Firstlight Issuer LLC 2026-1A C, 7.5430%, 6/20/56
ž
314,000 311,249
FNA 9 LLC 2026-1 A, 5.5090%, 4/16/46
‡,ž
90,694 90,487
Foundation Finance Trust 2023-2A D, 9.1000%, 6/15/49
ž
175,738 184,035
Hilton Grand Vacations Trust 2025-1A C, 5.5200%, 5/27/42
ž
204,402 204,513
Huntington Bank Auto Credit-Linked Notes 2024-1 D, CME Term Average SOFR
30 Day + 5.2500%, 8.8714%, 5/20/32
‡,ž
105,613 106,632
Huntington Bank Auto Credit-Linked Notes 2025-2 D, CME Term Average SOFR
30 Day + 3.2500%, 6.8714%, 9/20/33
‡,ž
352,517 352,809
Huntington Bank Auto Credit-Linked Notes 2026-1 D, CME Term Average SOFR
30 Day + 4.5000%, 8.1214%, 2/20/34
‡,ž
552,378 552,371
Jersey Mike's Funding 2025-1A A2, 5.6100%, 8/16/55
ž
196,515 195,282
Lendbuzz Securitization Trust 2026-1A A2, 4.6800%, 7/15/30
ž
159,989 159,810
Lendbuzz Securitization Trust 2026-1A B, 5.1600%, 12/16/30
ž
29,101 28,883
Lendbuzz Securitization Trust 2026-1A C, 5.7400%, 9/15/31
ž
37,285 37,233
Libra Solutions LLC 2025-1A B, 8.0550%, 8/15/39
ž
1,000,000 984,691
Lightpath Fiber Issuer LLC 2026-1A A2, 5.5970%, 3/25/56
ž
733,000 726,017
Luxury Lease Partners Auto Lease Trust 2025-A A, 5.5100%, 3/15/32
ž
405,224 403,628
Marlette Funding Trust 2025-1A D, 6.0200%, 7/16/35
ž
348,000 345,557
MetroNet Infrastructure Issuer LLC 2026-1A C, 7.1000%, 4/20/56
ž
229,000 228,288
MVW LLC 2025-1A C, 5.7500%, 9/22/42
ž
201,745 202,170
QTS Issuer ABS I LLC 2025-1A B, 5.9280%, 5/25/55
ž
248,000 239,286
QTS Issuer ABS II LLC 2026-1A B, 6.7290%, 1/5/56
ž
222,473 219,376
QTS Issuer ABS II LLC 2026-6A B, 7.1420%, 7/5/56
ž
315,000 313,731
RCKT Mortgage Trust 2024-CES9 A1B, 5.6830%, 12/25/44
Ç,ž
223,394 223,219
RCKT Mortgage Trust 2025-CES5 A1A, 5.6870%, 5/25/55
Ç,ž
170,030 170,385
RCKT Mortgage Trust 2026-CES2 M1A, 5.3550%, 2/25/56
‡,ž
150,000 146,638

Janus Henderson Income ETF
Schedule of Investments
(unaudited)
July 31, 2026

Shares/
Principal Amounts Value
Asset-Backed Securities - (continued)
RCKT Mortgage Trust 2026-CES4 M1A, 5.9420%, 4/25/56
‡,ž
$ 260,000 $ 258,543
Reach ABS Trust 2024-1A C, 6.9000%, 2/18/31
ž
198,000 200,285
Reach ABS Trust 2025-2A C, 5.6900%, 8/18/32
ž
150,000 146,875
Reach ABS Trust 2026-1A D, 5.1600%, 2/15/33
ž
250,000 239,969
Research-Driven Pagaya Motor Asset Trust 2026-2A A4, 5.6200%, 2/26/35
ž
282,000 281,402
Research-Driven Pagaya Motor Asset Trust 2026-R1A A, 5.6590%, 7/25/34
ž
264,180 265,237
Research-Driven Pagaya Motor Asset Trust 2026-R1A B, 6.2110%, 7/25/34
ž
176,000 176,796
RKTL 2026-1A D, 5.2100%, 2/26/35
ž
234,000 228,200
Santander Bank Auto Credit-Linked Notes 2023-B D, 6.6630%, 12/15/33
ž
132,920 134,399
Santander Bank Auto Credit-Linked Notes 2024-A E, 7.7620%, 6/15/32
ž
284,543 287,361
Santander Bank Auto Credit-Linked Notes 2024-B F, 8.8810%, 1/18/33
ž
580,893 587,911
Santander Bank Auto Credit-Linked Notes 2025-A E, 6.2740%, 1/16/34
ž
500,000 496,394
SEB Funding LLC 2026-1A A2, 6.6650%, 1/30/56
ž
221,000 218,388
SF ABS Issuer LLC 2025-1A A2, 5.3770%, 11/25/55
ž
647,000 625,575
Sierra Timeshare Receivables Funding LLC 2025-1A D, 6.8600%, 1/21/42
ž
223,879 222,195
Sierra Timeshare Receivables Funding LLC 2026-1A D, 7.1000%, 12/22/42
ž
397,765 395,812
SoFi Consumer Loan Program Trust 2025-3 D, 5.3500%, 8/15/34
ž
713,000 710,445
Sotheby's Artfi Master Trust 2026-1A D, 5.5400%, 6/20/33
ž
570,000 566,763
Stack Infrastructure Issuer LLC 2026-1A A2, 5.0000%, 3/27/56
ž
378,000 362,876
Switch ABS Issuer LLC 2024-2A A2, 5.4360%, 6/25/54
ž
345,000 339,021
Tricolor Auto Securitization Trust 2025-1A C, 5.7200%, 10/15/29
¢,ž
802,000 197,722
Truist Bank Auto Credit-Linked Notes 2025-1 C, 6.8070%, 9/26/33
ž
365,658 364,812
Truist Bank Auto Credit-Linked Notes 2026-1 C, 7.1960%, 6/26/34
ž
416,259 417,005
UPG HI Issuer Trust 2026-1 B, 6.3900%, 2/25/48
ž
450,000 449,256
UPG HI Issuer Trust 2026-2 B, 6.4000%, 4/27/48
ž
100,000 99,662
Upstart Securitization Trust 2025-3 C, 5.4300%, 9/20/35
ž
160,000 157,788
US Bank NA 2023-1 B, 6.7890%, 8/25/32
ž
22,671 22,765
VB-S1 Issuer LLC 2026-1A D, 5.1930%, 3/15/56
ž
146,000 141,142
VB-S1 Issuer LLC 2026-1A F, 6.8430%, 3/15/56
ž
128,000 127,535
Vertical Bridge CC LLC 2025-1A B, 5.6020%, 8/16/55
ž
475,000 471,206
Vertical Bridge CC LLC 2025-1A C, 7.4460%, 8/16/55
ž
426,000 429,069
Western Funding Auto Loan Trust 2025-1 C, 5.3400%, 11/15/35
ž
208,000 206,079
Westgate Resorts LLC 2026-1A C, 6.0800%, 10/20/39
ž
227,237 225,894
Westlake Automobile Receivables Trust 2025-2A D, 5.0800%, 5/15/31
ž
118,000 117,487
Westlake Automobile Receivables Trust 2025-P1 D, 5.5900%, 7/15/32
ž
275,000 276,367
Westlake Automobile Receivables Trust 2026-1A D, 4.7500%, 7/15/31
ž
179,000 176,456
Wingspire Equipment Finance LLC 2025-1A D, 5.4500%, 9/20/33
ž
374,000 369,638
Total Asset-Backed Securities (cost $25,018,910) 24,283,798
Bank Loans - 15 .8%
Communication Services - 0 .1%
Windstream Services LLC, First Lien Term Loan, CME Term SOFR 1 Month +
4.0000%, 7.6439%, 10/6/32
‡,ƒ
124,715 124,715
Consumer Discretionary - 2 .5%
ADI Global Distribution Funding LLC, First Lien Term Loan B, CME Term SOFR 12
Month + 2.7500%, 6.4567%, 6/17/33
‡,ƒ
98,400 98,339
Areas Worldwide SA, First Lien Term Loan B5, EURIBOR 6 Month + 3.5000%,
6.0860%, 12/31/29
‡,ƒ
EUR 500,000 577,191
Four Seasons Hotels Ltd., First Lien Term Loan B, CME Term SOFR 12 Month +
1.5000%, 5.3417%, 7/8/33
‡,ƒ
$ 608,000 608,128
Garda World Security Corp., First Lien Term Loan, CME Term SOFR 3 Month +
2.7500%, 6.5126%, 2/1/29
‡,ƒ
152,615 152,386
Gategroup Finance LUX SA, First Lien Term Loan B2, EURIBOR 3 Month +
3.5000%, 5.8170%, 6/10/32
‡,ƒ
EUR 500,000 577,944

Janus Henderson Income ETF
Schedule of Investments
(unaudited)
July 31, 2026

Shares/
Principal Amounts Value
Bank Loans - (continued)
Consumer Discretionary - (continued)
Gloves Buyer, Inc., First Lien Term Loan, CME Term SOFR 1 Month + 3.7500%,
7.4174%, 5/21/32
‡,ƒ
$ 276,864 $ 277,066
Inspired Finco Holdings Ltd., First Lien Term Loan B7, CME Term SOFR 3 Month
+ 2.7500%, 6.5727%, 2/28/31
‡,ƒ
382,692 381,977
Men's Wearhouse, Inc., First Lien Term Loan, CME Term SOFR 3 Month +
5.7500%, 9.4140%, 1/28/31
‡,ƒ
129,123 130,051
Park River Holdings, Inc., First Lien Term Loan, CME Term SOFR 3 Month +
4.5000%, 8.2254%, 3/17/31
‡,ƒ
219,174 219,069
Park River Holdings, Inc., First Lien Term Loan B, CME Term SOFR 12 Month +
4.5000%, 8.2411%, 3/17/31
‡,ƒ
142,400 142,303
Pioneer OpCo LLC, First Lien Term Loan B, CME Term SOFR 1 Month +
3.2500%, 6.9990%, 5/16/33
‡,ƒ
122,613 123,271
River Rock Entertainment Authority, First Lien Term Loan, CME Term SOFR 1
Month + 9.0000%, 12.6470%, 6/25/31
‡,ƒ
280,000 275,100
Verde Purchaser LLC, First Lien Term Loan, CME Term SOFR 3 Month +
4.0000%, 7.7322%, 11/30/30
‡,ƒ
220,787 209,551
Victra Holdings LLC, First Lien Term Loan, CME Term SOFR 3 Month + 3.7500%,
7.4822%, 3/30/29
‡,ƒ
109,725 108,423
White Cap Supply Holdings LLC, First Lien Term Loan D, CME Term SOFR 1
Month + 3.5000%, 7.1440%, 2/10/33
‡,ƒ
840,653 838,114
4,718,913
Consumer Staples - 1 .2%
Artisan Newco BV, First Lien Term Loan, EURIBOR 12 Month + 3.2500%,
5.9920%, 4/5/32
‡,ƒ
EUR 350,000 402,105
Artisan Newco BV, First Lien Term Loan B, EURIBOR 3 Month + 3.2500%,
5.5710%, 4/5/32
‡,ƒ
EUR 150,000 172,330
Froneri International Ltd., First Lien Term Loan B5, EURIBOR 6 Month + 3.0000%,
5.6780%, 9/30/32
‡,ƒ
EUR 500,000 571,202
Lavender Dutch BorrowerCo BV, First Lien Term Loan B, CME Term SOFR 3
Month + 3.2500%, 6.9822%, 12/30/32
‡,ƒ
$ 247,973 247,477
Saratoga Food Specialties LLC, First Lien Term Loan, CME Term SOFR 3 Month
+ 3.2500%, 6.9137%, 9/13/32
‡,ƒ
55,000 55,069
Vital Bidco AB, First Lien Term Loan B, CME Term SOFR 12 Month + 3.5000%,
7.4901%, 7/22/33
‡,ƒ
826,712 818,793
2,266,976
Consumer, Cyclical - 0 .4%
CD&R Firefly Bidco plc, First Lien Term Loan B12, SONIA 1 Day + 4.5000%,
8.5000%, 6/30/31
‡,ƒ
GBP 500,000 675,540
Electric Utilities - 0 .1%
Compass Power Generation LLC, First Lien Term Loan B5, CME Term SOFR 1
Month + 2.5000%, 6.2309%, 4/16/29
‡,ƒ
$ 169,575 169,621
Financials - 1 .1%
Asurion LLC, First Lien Term Loan B13, CME Term SOFR 3 Month + 4.2500%,
8.0727%, 9/19/30
‡,ƒ
602,058 586,880
DIOT-SIACI BidCo SAS, First Lien Term Loan B, EURIBOR 3 Month + 3.2500%,
5.5410%, 7/26/32
‡,ƒ
EUR 500,000 573,929
Hudson River Trading LLC, First Lien Term Loan B2, CME Term SOFR 1 Month +
2.5000%, 6.1674%, 3/18/30
‡,ƒ
$ 530,253 529,176
Jones DesLauriers Insurance Management, Inc., First Lien Term Loan, CME Term
SOFR 3 Month + 3.0000%, 6.8227%, 2/2/33
‡,ƒ
362,000 353,584
Osaic Holdings, Inc., First Lien Term Loan B1, CME Term SOFR 3 Month +
2.5000%, 6.2322%, 7/30/32
‡,ƒ
122,693 121,859
2,165,428

Janus Henderson Income ETF
Schedule of Investments
(unaudited)
July 31, 2026

Shares/
Principal Amounts Value
Bank Loans - (continued)
Health Care - 3 .1%
Althea Acquisition Bidco SARL, First Lien Term Loan B, EURIBOR 3 Month +
3.2500%, 5.5410%, 1/20/33
‡,ƒ
EUR 500,000 $ 574,631
Bespak Holdings Ltd., First Lien Term Loan B, EURIBOR 12 Month + 4.0000%,
6.7320%, 7/25/33
‡,ƒ
EUR 710,000 812,806
Financiere Mendel SAS, First Lien Term Loan, EURIBOR 3 Month + 3.0000%,
5.2960%, 11/12/30
‡,ƒ
EUR 500,000 579,486
Grifols International Services DAC, First Lien Term Loan B, EURIBOR 3 Month +
3.0000%, 5.4120%, 4/14/33
‡,ƒ
EUR 500,000 578,008
Heartland Dental LLC, First Lien Term Loan, CME Term SOFR 1 Month +
3.5000%, 7.2309%, 8/25/32
‡,ƒ
$ 252,363 252,620
Hologic, Inc., First Lien Term Loan B, EURIBOR 3 Month + 2.7500%,
5.0530%, 4/7/33
‡,ƒ
EUR 500,000 574,918
Loire Finco Luxembourg SARL, First Lien Term Loan B4, EURIBOR 1 Month +
3.7500%, 5.9410%, 1/21/30
‡,ƒ
EUR 500,000 579,469
LSF12 Pillar Investments Sarl, First Lien Term Loan B, EURIBOR 12 Month +
3.7500%, 6.6100%, 4/29/33
‡,ƒ
EUR 910,000 1,048,477
McKesson Medical-Surgical Top Holdings, Inc., First Lien Term Loan B, CME Term
SOFR 3 Month + 2.2500%, 5.9822%, 6/9/32
‡,ƒ
$ 204,737 204,736
PAREXEL International Corp., First Lien Term Loan, CME Term SOFR 1 Month +
2.5000%, 6.2309%, 12/12/31
‡,ƒ
144,275 144,486
Roar Finco SARL, First Lien Term Loan B, EURIBOR 12 Month + 3.7500%,
6.4820%, 7/25/33
‡,ƒ
EUR 500,000 576,713
5,926,350
Industrials - 3 .4%
Ahlstrom Oyj, First Lien Term Loan, 8.2815%, 5/23/30
ƒ
$ 207,847 207,743
American Airlines, Inc., First Lien Term Loan, CME Term SOFR 3 Month +
3.0000%, 6.6658%, 5/30/33
‡,ƒ
764,000 757,949
Azuria Water Solutions, Inc., First Lien Term Loan, CME Term SOFR 1 Month +
2.7500%, 6.3939%, 4/25/33
‡,ƒ
425,872 424,062
BCPE Lightning Buyer, Inc., First Lien Term Loan B, CME Term SOFR 12 Month +
3.2500%, 6.9567%, 7/25/33
‡,ƒ
102,280 102,152
Beacon Mobility Corp., First Lien Term Loan, CME Term SOFR 12 Month +
3.7500%, 6.9219%, 8/6/30
‡,ƒ
42,697 42,737
Boluda Towage Luxembourg SARL, First Lien Term Loan B, EURIBOR 3 Month +
2.7500%, 5.0410%, 6/30/33
‡,ƒ
EUR 500,000 577,196
Carrix, Inc., First Lien Term Loan B, CME Term SOFR 12 Month + 2.0000%,
5.8417%, 7/18/33
‡,ƒ
$ 350,893 350,016
Chariot Buyer LLC, First Lien Term Loan, CME Term SOFR 1 Month + 3.0000%,
6.7310%, 9/8/32
‡,ƒ
71,453 71,494
CP Atlas Buyer, Inc., First Lien Term Loan B, CME Term SOFR 1 Month +
5.2500%, 8.9809%, 7/8/30
‡,ƒ
588,553 509,469
Cube Safety BidCo AB, First Lien Term Loan B, EURIBOR 1 Month + 3.2500%,
5.4410%, 2/21/33
‡,ƒ
EUR 478,723 553,781
EnergySolutions LLC, First Lien Term Loan B, CME Term SOFR 12 Month +
3.0000%, 6.8417%, 7/25/33
‡,ƒ
$ 381,296 381,772
Ensemble RCM LLC, First Lien Term Loan, CME Term SOFR 3 Month +
3.0000%, 6.8227%, 2/9/33
‡,ƒ
655,309 652,386
Rand Parent LLC, First Lien Term Loan B, CME Term SOFR 12 Month + 3.0000%,
6.8417%, 3/18/30
‡,ƒ
440,132 440,620
Salas O'Brien, Inc., First Lien Term Loan, CME Term SOFR 1 Month + 2.7500%,
6.4809%, 1/31/33
‡,ƒ
193,396 193,638
Saphira Holdings SARL, First Lien Term Loan B, EURIBOR 6 Month + 3.0000%,
5.5960%, 6/10/33
‡,ƒ
EUR 500,000 577,076

Janus Henderson Income ETF
Schedule of Investments
(unaudited)
July 31, 2026

Shares/
Principal Amounts Value
Bank Loans - (continued)
Industrials - (continued)
Skyshield US Bidco Ltd., First Lien Term Loan B, CME Term SOFR 6 Month +
2.5000%, 6.3703%, 6/2/33
‡,ƒ
$ 56,000 $ 55,965
Syntegon TopCo GmbH, First Lien Term Loan B3, EURIBOR 3 Month + 3.5000%,
5.7910%, 12/29/32
‡,ƒ
EUR 430,000 496,315
TAMKO Building Products LLC, First Lien Term Loan, CME Term SOFR 3 Month +
3.0000%, 6.7780%, 9/20/30
‡,ƒ
$ 55,840 56,085
6,450,456
Information Technology - 1 .1%
Darktrace Finco US LLC, First Lien Term Loan, CME Term SOFR 3 Month +
3.2500%, 6.9875%, 10/9/31
‡,ƒ
799,322 730,381
Modena Buyer LLC, First Lien Term Loan, CME Term SOFR 3 Month + 4.2500%,
8.0727%, 7/1/31
‡,ƒ
572,105 528,842
Project Alpha Intermediate Holding, Inc., First Lien Term Loan, CME Term SOFR 3
Month + 3.2500%, 6.9822%, 10/28/30
††,‡,ƒ
249,686 194,130
Proofpoint, Inc., First Lien Term Loan, CME Term SOFR 3 Month + 3.0000%,
6.7322%, 8/31/28
‡,ƒ
420,077 412,465
Rocket Software, Inc., First Lien Term Loan, CME Term SOFR 1 Month + 3.7500%,
7.4809%, 11/28/28
‡,ƒ
238,794 229,627
2,095,445
Materials - 2 .5%
Ahlstrom Holding 3 Oy, First Lien Term Loan B1, CME Term SOFR 3 Month +
4.2500%, 8.2438%, 5/23/30
‡,ƒ
477,744 478,193
BASF Coatings Gmbh, First Lien Term Loan B, EURIBOR 12 Month + 4.5000%,
7.3480%, 6/29/33
‡,ƒ
EUR 500,000 577,536
INEOS US Petrochem LLC, First Lien Term Loan B1, CME Term SOFR 1 Month +
4.2500%, 8.0809%, 4/2/29
‡,ƒ
$ 289,301 247,352
Node AcquiCo GmbH, First Lien Term Loan B, EURIBOR 1 Month + 3.0000%,
5.2230%, 12/8/32
‡,ƒ
EUR 500,000 574,314
ProAmpac PG Borrower LLC, First Lien Term Loan, CME Term SOFR 3 Month +
4.0000%, 7.7768%, 3/7/33
‡,ƒ
$ 763,605 746,103
SCIH Salt Holdings, Inc., First Lien Term Loan B, CME Term SOFR 12 Month +
3.0000%, 6.9666%, 7/30/31
‡,ƒ
562,000 558,488
Stonepeak Motion Finco LLC, First Lien Term Loan, EURIBOR 12 Month +
2.5000%, 5.2610%, 6/24/33
‡,ƒ
EUR 500,000 573,940
Stonepeak Motion Finco LLC, First Lien Term Loan B, CME Term SOFR 12 Month
+ 2.5000%, 6.3417%, 6/24/33
‡,ƒ
$ 79,000 79,017
Sword Purchaser LLC, First Lien Term Loan, CME Term SOFR 1 Month +
4.0000%, 7.7309%, 4/11/33
‡,ƒ
933,618 897,776
4,732,719
Utilities - 0 .3%
Long Ridge Energy LLC, First Lien Term Loan B, CME Term SOFR 3 Month +
4.5000%, 8.2322%, 2/19/32
‡,ƒ
485,241 485,343
Total Bank Loans (cost $30,059,069) 29,811,506
Collateralized Loan Obligations - 6 .4%
Arini European CLO II DAC 2A DR, EURIBOR 3 Month + 3.1500%, 5.5810%,
10/15/38
‡,ž
EUR 400,000 461,196
Bain Capital Euro CLO DAC 2024-2A DR, EURIBOR 3 Month + 3.1000%,
5.5310%, 1/15/37
‡,ž
EUR 270,000 310,994
Bbam European CLO VIII DAC 8A D, EURIBOR 3 Month + 3.0500%, 5.5220%,
1/26/40
‡,ž
EUR 650,000 750,623
Capital Four CLO XII DAC 12A C, EURIBOR 3 Month + 2.0500%, 4.5130%,
7/15/39
‡,ž
EUR 250,000 288,815
Capital Four CLO XII DAC 12A D, EURIBOR 3 Month + 3.0000%, 5.4630%,
7/15/39
‡,ž
EUR 250,000 288,425

Janus Henderson Income ETF
Schedule of Investments
(unaudited)
July 31, 2026

Shares/
Principal Amounts Value
Collateralized Loan Obligations - (continued)
Carlyle Euro CLO DAC 2026-1A C, EURIBOR 3 Month + 2.8500%, 0.0000%,
7/15/39
†,‡,ž
EUR 460,000 $ 527,083
CIFC Funding Ltd. 2019-7A A1R, CME Term SOFR 3 Month + 1.2800%,
5.0092%, 10/19/38
‡,ž
$ 1,227,000 1,229,707
Fair Oaks Loan Funding VII DAC 7A B, EURIBOR 3 Month + 1.8000%, 4.1410%,
7/15/39
‡,ž
EUR 330,000 379,812
Fair Oaks Loan Funding VII DAC 7A D, EURIBOR 3 Month + 3.0500%, 5.3910%,
7/15/39
‡,ž
EUR 250,000 287,736
Fidelity Grand Harbour CLO DAC 2019-1X DR, EURIBOR 3 Month + 3.2500%,
5.6810%, 1/15/38
¥,‡
EUR 700,000 807,100
Grosvenor Place CLO 11 DAC 11A C, EURIBOR 3 Month + 2.1500%, 4.9040%,
8/15/39
‡,ž
EUR 250,000 288,124
Grosvenor Place CLO 11 DAC 11A D, EURIBOR 3 Month + 3.0000%, 5.7540%,
8/15/39
‡,ž
EUR 330,000 378,446
Harvest CLO XLI DAC 41A D, EURIBOR 3 Month + 2.9000%, 0.0000%,
7/15/39
†,‡,ž
EUR 250,000 287,637
Henley CLO X DAC 10A CR, EURIBOR 3 Month + 1.9500%, 4.4350%, 7/20/40
‡,ž
EUR 250,000 287,429
Henley CLO X DAC 10A DR, EURIBOR 3 Month + 3.0000%, 5.4850%, 7/20/40
‡,ž
EUR 440,000 507,323
Jubilee CLO DAC 2026-34A C, EURIBOR 3 Month + 2.0500%, 4.1550%,
1/15/41
‡,ž
EUR 250,000 288,457
Jubilee CLO XXXIV DAC 2026-34A D, EURIBOR 3 Month + 3.0500%, 5.1550%,
1/15/41
‡,ž
EUR 250,000 288,059
North Westerly V Leveraged Loan Strategies CLO DAC V-A CRR, EURIBOR 3
Month + 2.5000%, 4.9850%, 7/20/39
‡,ž
EUR 250,000 289,965
North Westerly V Leveraged Loan Strategies CLO DAC V-A DRR, EURIBOR 3
Month + 3.5500%, 6.0350%, 7/20/39
‡,ž
EUR 350,000 402,955
OCP Euro CLO DAC 2026-16A C, EURIBOR 3 Month + 2.0000%, 4.6770%,
7/20/40
‡,ž
EUR 250,000 288,270
OCP Euro CLO DAC 2026-16A D, EURIBOR 3 Month + 2.9000%, 5.5770%,
7/20/40
‡,ž
EUR 290,000 333,926
Octagon 75 Ltd. 2025-1A D2, CME Term SOFR 3 Month + 3.6500%, 7.3832%,
1/22/38
‡,ž
$ 700,000 697,904
Palmer Square European CLO DAC 2021-2A DR, EURIBOR 3 Month + 3.1500%,
5.5810%, 3/15/38
‡,ž
EUR 280,000 322,664
Penta CLO 18 DAC 2024-18A DR, EURIBOR 3 Month + 2.8500%, 5.2810%,
1/15/39
‡,ž
EUR 250,000 287,630
Polus Eu CLO XXI DAC 21A B, EURIBOR 3 Month + 2.0000%, 4.5050%,
4/25/39
‡,ž
EUR 280,000 322,730
Polus Eu CLO XXI DAC 21A C, EURIBOR 3 Month + 2.5000%, 5.0050%,
4/25/39
‡,ž
EUR 350,000 404,518
Rad CLO 10 Ltd. 2021-10A A, CME Term SOFR 3 Month + 1.4316%, 5.1838%,
4/23/34
‡,ž
$ 1,050,000 1,050,683
Total Collateralized Loan Obligations (cost $12,123,006) 12,058,211
Convertible Bond - 0 .2%
Consumer, Non-cyclical - 0 .2%
Bridgebio Pharma, Inc., 0.7500%, 2/1/33
ž
(cost $282,718) 274,000 282,384
Corporate Bonds - 30 .8%
Basic Materials - 1 .5%
First Quantum Minerals Ltd., 7.2500%, 2/15/34
ž
429,000 436,999
First Quantum Minerals Ltd., 6.3750%, 2/15/36
ž
284,000 274,811
FIS Fabbrica Italiana Sintetici SpA, EURIBOR 3 Month + 3.2500%,
5.3990%, 2/5/31
‡,ž
EUR 280,000 324,385
FMC Corp., 8.0000%, 6/1/31
ž
$ 551,000 569,750
Mineral Resources Ltd., 6.2500%, 5/1/34
ž
114,000 111,111

Janus Henderson Income ETF
Schedule of Investments
(unaudited)
July 31, 2026

Shares/
Principal Amounts Value
Corporate Bonds - (continued)
Basic Materials - (continued)
Olympus Water US Holding Corp., 7.2500%, 2/15/33
ž
$ 200,000 $ 195,914
SCIH Salt Holdings, Inc., 6.6250%, 5/1/29
ž
730,000 730,000
Trekor Metals Ltd., 8.2500%, 5/1/30
ž
176,000 182,888
2,825,858
Communications - 3 .6%
AP Core Holdings II LLC, 11.0000%, 5/15/31
ž
659,000 688,004
AppLovin Corp., 5.5000%, 12/1/34 512,000 504,279
Big Sky Funding LLC, 8.5000%, 12/31/27
¢
1,538,789 1,538,789
Black Pearl Compute LLC, 6.1250%, 2/15/31
ž
617,000 615,966
Level 3 Financing, Inc., 3.7500%, 7/15/29
ž
55,000 52,461
Level 3 Financing, Inc., 7.5000%, 2/15/37
ž
581,182 577,228
PR RNO Property Owner 1 LLC, 6.5000%, 5/1/31
ž
295,000 277,777
Qwest Capital Funding, Inc., 6.8750%, 7/15/28 268,000 264,985
Qwest Capital Funding, Inc., 7.7500%, 2/15/31 151,000 144,428
SE Cosmos LLC, 8.8750%, 5/1/31
ž
593,000 584,866
Space Exploration Technologies Corp., 5.8750%, 7/15/36
ž
631,000 589,407
SV RNO Property Owner 1 LLC, 5.8750%, 3/1/31
ž
295,000 273,936
Univision Communications, Inc., 8.5000%, 7/31/31
ž
85,000 84,812
Univision Communications, Inc., 9.3750%, 8/1/32
ž
319,000 318,628
Univision Communications, Inc., 8.8750%, 4/15/33
ž
241,000 233,342
6,748,908
Consumer, Cyclical - 6 .6%
American Airlines, Inc., 5.7500%, 4/20/29
ž
276,833 275,311
Bath & Body Works, Inc., 6.9500%, 3/1/33 589,000 586,794
Beazer Homes USA, Inc., 8.0000%, 1/15/32
ž
110,000 112,172
Caesars Entertainment, Inc., 6.0000%, 10/15/32
ž
575,000 504,312
Carvana Co., 4.8750%, 9/1/29
ž
939,000 863,880
Carvana Co., 9.0000%, 6/1/30
Ø,ž
558,227 575,380
CD&R Firefly Bidco plc, 8.6250%, 4/30/29
¥
GBP 320,000 443,466
Century Communities, Inc., 6.6250%, 9/15/33
ž
$ 421,000 422,382
Cyprium Corp., 6.3750%, 4/15/34
ž
410,000 403,929
Ford Motor Credit Co. LLC, 6.4670%, 5/22/36 380,000 381,083
General Motors Financial Co., Inc., A , ICE LIBOR USD 3 Month + 3.5980%,
5.7500%, 9/30/27
#,‡,μ
504,000 500,010
Hilton Grand Vacations Borrower LLC, 4.8750%, 7/1/31
ž
527,000 487,433
Kohl's Corp., 10.0000%, 6/1/30
ž
476,000 514,131
Las Vegas Sands Corp., 5.3000%, 5/15/31 142,000 140,125
Latam Airlines Group SA, 7.6250%, 1/7/31
ž
473,000 483,051
LGI Homes, Inc., 4.0000%, 7/15/29
ž
652,000 602,530
LGI Homes, Inc., 7.0000%, 11/15/32
ž
112,000 109,170
Michaels Cos., Inc. (The), 8.5000%, 3/15/33
ž
273,000 270,441
Mohegan Tribal Gaming Authority, 8.2500%, 4/15/30
ž
347,000 360,943
Mohegan Tribal Gaming Authority, 11.8750%, 4/15/31
ž
420,000 455,221
Park River Holdings, Inc., 8.7500%, 12/31/30
ž
451,688 415,367
Penn Entertainment, Inc., 6.7500%, 4/1/31
ž
444,000 445,605
Risewell Homes, Inc., 9.2500%, 10/1/29
ž
73,000 73,993
Risewell Homes, Inc., 8.5000%, 11/1/30
ž
557,000 568,147
Royal Caribbean Cruises Ltd., 5.3750%, 1/15/36 285,000 275,980
Six Flags Entertainment Corp., 8.6250%, 1/15/32
ž
720,000 728,217
Stellantis Finance US, Inc., 6.4500%, 3/18/35
ž
350,000 340,764
Victra Holdings LLC, 8.7500%, 9/15/29
ž
560,000 570,316
Voyager Parent LLC, 9.2500%, 7/1/32
ž
506,000 537,614

Janus Henderson Income ETF
Schedule of Investments
(unaudited)
July 31, 2026

Shares/
Principal Amounts Value
Corporate Bonds - (continued)
Consumer, Cyclical - (continued)
WestJet An Alberta Partnership, 8.0000%, 2/14/31
#,ž
$ 138,000 $ 135,931
12,583,698
Consumer, Non-cyclical - 4 .1%
Carrix, Inc., 6.1250%, 8/1/33
ž
729,000 725,633
CVS Health Corp., U.S. Treasury Yield Curve Rate T-Note Constant Maturity 5 Year
+ 2.5160%, 6.7500%, 12/10/54
‡
267,000 275,098
CVS Health Corp., U.S. Treasury Yield Curve Rate T-Note Constant Maturity 5 Year
+ 2.8860%, 7.0000%, 3/10/55
‡
169,000 174,010
EquipmentShare.com, Inc., 7.1250%, 7/1/34
ž
455,000 434,583
Garda World Security Corp., 8.2500%, 8/1/32
ž
200,000 202,816
HLF Financing Sarl LLC, 4.8750%, 6/1/29
ž
323,000 300,386
HLF Financing Sarl LLC, 7.7500%, 5/1/33
ž
541,000 544,429
Humana, Inc., U.S. Treasury Yield Curve Rate T-Note Constant Maturity 5 Year +
2.8910%, 6.6250%, 9/15/56
‡
724,000 712,395
LifePoint Health, Inc., 10.0000%, 6/1/32
ž
788,000 756,534
LifePoint Health, Inc., 7.0000%, 5/1/34
ž
499,000 466,086
Medline Borrower LP, 5.2500%, 6/15/33
ž
479,000 471,179
Mobility Global, Inc., 5.0500%, 6/15/29
ž
49,000 48,811
Mobility Global, Inc., 5.4500%, 6/15/31
ž
59,000 59,005
Mobility Global, Inc., 6.0500%, 6/15/36
ž
49,000 48,282
Nidda Healthcare Holding GmbH, EURIBOR 3 Month + 3.2500%,
5.5330%, 10/15/32
‡,ž
EUR 170,000 195,358
Raven Acquisition Holdings LLC, 6.8750%, 11/15/31
ž
$ 318,000 309,381
Synergy Infrastructure Holdings LLC, 7.8750%, 12/1/30
ž
644,000 671,779
Teva Pharmaceutical Finance Co. LLC, 6.1500%, 2/1/36 604,000 621,539
Veritiv Operating Co., 10.5000%, 11/30/30
ž
403,000 413,450
Viking Baked Goods Acquisition Corp., 8.6250%, 11/1/31
ž
235,000 235,869
7,666,623
Energy - 4 .2%
Antero Resources Corp., 5.4000%, 2/1/36 377,000 362,738
Caturus Energy LLC, 7.1250%, 5/15/31
ž
315,000 312,265
DT Midstream, Inc., 5.8000%, 12/15/34
ž
205,000 205,314
Granite Ridge Resources, Inc., 8.8750%, 11/4/29 762,000 742,731
Hess Midstream Operations LP, 4.2500%, 2/15/30
ž
612,000 585,997
Howard Midstream Energy Partners LLC, 6.6250%, 1/15/35
ž
416,000 415,772
Howard Midstream Energy Partners LLC, 6.6250%, 1/15/34
ž
284,000 287,168
Infinity Natural Resources LLC, 7.6250%, 4/1/31
ž
193,000 192,537
ITT Holdings LLC, 6.5000%, 8/1/29
ž
834,000 824,629
Magnolia Oil & Gas Operating LLC, 6.6250%, 8/15/34
ž
454,000 454,153
OEG Finance plc, 7.2500%, 9/27/29
¥
EUR 320,000 382,335
SM Energy Co., 7.0000%, 8/1/32
#,ž
$ 331,000 336,288
SM Energy Co., 9.6250%, 6/15/33
ž
335,000 368,509
SM Energy Co., 6.6250%, 4/15/34
ž
65,000 64,599
Sunoco LP, U.S. Treasury Yield Curve Rate T-Note Constant Maturity 5 Year +
4.2300%, 7.8750%, 9/18/30
‡,ž,μ
912,000 934,798
Tallgrass Energy Partners LP, 6.7500%, 3/15/34
ž
718,000 722,460
Validus Energy II Midcon LLC, 8.0000%, 8/1/31
ž
487,000 484,798
Viper Energy Partners LLC, 5.7000%, 8/1/35 279,000 277,269
7,954,360
Financial - 5 .2%
Apollo Debt Solutions BDC, 5.2000%, 12/8/28
ž
81,000 79,767
Aretec Group, Inc., 10.0000%, 8/15/30
ž
229,000 241,565
Atlas Warehouse Lending Co. LP, 4.9500%, 11/15/30
ž
250,000 244,269

Janus Henderson Income ETF
Schedule of Investments
(unaudited)
July 31, 2026

Shares/
Principal Amounts Value
Corporate Bonds - (continued)
Financial - (continued)
Atlas Warehouse Lending Co. LP, 5.2500%, 1/15/33
ž
$ 250,000 $ 241,862
Big Sky Bancorp, Inc., 8.5000%, 10/20/35
¢
61,211 61,211
Burford Capital Global Finance LLC, 7.5000%, 7/15/33
#,ž
357,000 301,015
Burford Capital Global Finance LLC, 8.5000%, 1/15/34
ž
200,000 173,000
Capital One Financial Corp., SOFR + 2.0360%, 6.1830%, 1/30/36
‡
273,000 273,790
Capital One Financial Corp., M , U.S. Treasury Yield Curve Rate T-Note Constant
Maturity 5 Year + 3.1570%, 3.9500%, 9/1/26
‡,μ
380,000 379,157
EF Holdco, 7.3750%, 9/30/30
ž
395,000 392,249
GLP Capital LP, 5.6250%, 3/1/36 223,000 213,821
Goldman Sachs Group, Inc. (The), AA , U.S. Treasury Yield Curve Rate T-Note
Constant Maturity 5 Year + 2.1750%, 6.5000%, 8/10/31
‡,μ
713,000 707,642
HSBC Holdings plc, 1 , U.S. Treasury Yield Curve Rate T-Note Constant Maturity 5
Year + 2.5130%, 6.7500%, 11/18/32
‡,μ
320,000 317,629
Jane Street Group, 6.7500%, 5/1/33
ž
453,000 461,661
JPMorgan Chase & Co., SOFR + 1.2600%, 5.1480%, 4/23/37
‡
335,000 324,837
JPMorgan Chase & Co., PP , U.S. Treasury Yield Curve Rate T-Note Constant
Maturity 5 Year + 2.0800%, 6.1000%, 7/1/31
‡,μ
497,000 494,943
M&T Bank Corp., U.S. Treasury Yield Curve Rate T-Note Constant Maturity 5 Year
+ 2.6790%, 3.5000%, 9/1/26
‡,μ
384,000 381,733
Marex UK Holdings Ltd., 6.4040%, 11/4/29 70,000 71,483
Marex UK Holdings Ltd., 5.6800%, 4/21/31 517,000 511,110
Morgan Stanley, SOFRINDX + 1.1800%, 4.8090%, 4/16/32
‡
435,000 426,662
Navient Corp., 5.0000%, 3/15/27 244,000 242,911
Navient Corp., 5.5000%, 3/15/29 256,000 245,193
Navient Corp., 9.3750%, 10/15/31 354,000 353,630
OneMain Finance Corp., 6.5000%, 3/15/33 336,000 328,020
OneMain Finance Corp., 6.7500%, 9/15/33 29,000 28,533
PennyMac Financial Services, Inc., 6.7500%, 2/15/34
ž
270,000 250,432
Rithm Capital Corp., 8.0000%, 4/1/29
ž
280,000 282,179
Rithm Capital Corp., 8.0000%, 7/15/30
ž
375,000 375,022
Rocket Cos., Inc., 6.1250%, 8/1/31
ž
119,000 119,542
SLM Corp., SOFRINDX + 2.7100%, 6.4950%, 5/15/32
‡
311,000 309,886
Stonebriar ABF Issuer LLC, 7.0000%, 8/15/31
ž
256,000 256,193
StoneX Group, Inc., 7.8750%, 3/1/31
ž
116,000 120,816
Toronto-Dominion Bank (The), U.S. Treasury Yield Curve Rate T-Note Constant
Maturity 5 Year + 2.7210%, 6.3500%, 10/31/85
‡
269,000 268,937
US Bancorp, U.S. Treasury Yield Curve Rate T-Note Constant Maturity 5 Year +
2.5410%, 3.7000%, 1/15/27
‡,μ
383,000 379,537
9,860,237
Industrial - 1 .5%
Ardagh Metal Packaging Finance USA LLC, 3.0000%, 9/1/29
¥
EUR 540,000 600,955
Esab Corp., 5.6250%, 4/1/31
ž
$ 327,000 323,047
JH North America Holdings, Inc., 5.8750%, 1/31/31
ž
358,000 357,225
Maxam Prill Sarl, 7.7500%, 7/15/30
#,ž
661,000 678,363
Rand Parent LLC, 8.5000%, 2/15/30
ž
474,000 485,916
Reno de Medici SpA, EURIBOR 3 Month + 5.0000%, 7.4010%, 4/15/29
¥,‡
EUR 320,000 103,067
Watco Cos. LLC, 7.1250%, 8/1/32
ž
$ 254,000 260,297
2,808,870
Technology - 1 .6%
CoreWeave, Inc., 9.7500%, 10/1/31
ž
376,000 341,169
CoreWeave, Inc., 8.5000%, 7/15/32
ž
EUR 330,000 340,256
Kioxia Holdings Corp., 6.6250%, 7/24/33
ž
$ 353,000 364,814
Oracle Corp., 5.7000%, 2/4/36 399,000 369,381

Janus Henderson Income ETF
Schedule of Investments
(unaudited)
July 31, 2026

Shares/
Principal Amounts Value
Corporate Bonds - (continued)
Technology - (continued)
ROBLOX Corp., 3.8750%, 5/1/30
ž
$ 521,000 $ 485,158
Seagate Data Storage Technology Pte. Ltd., 3.1250%, 7/15/29 775,000 708,156
TeamSystem SpA, EURIBOR 3 Month + 3.5000%, 5.9310%, 7/31/31
¥,‡
EUR 420,000 479,421
3,088,355
Utilities - 2 .5%
Algonquin Power & Utilities Corp., U.S. Treasury Yield Curve Rate T-Note Constant
Maturity 5 Year + 3.2490%, 4.7500%, 1/18/82
‡
$ 202,000 200,123
Alpha Generation LLC, 6.2500%, 1/15/34
ž
736,000 719,216
American Electric Power Co., Inc., U.S. Treasury Yield Curve Rate T-Note Constant
Maturity 5 Year + 2.6750%, 3.8750%, 2/15/62
‡
298,000 295,398
CenterPoint Energy, Inc., U.S. Treasury Yield Curve Rate T-Note Constant Maturity
5 Year + 2.2230%, 5.9500%, 4/1/56
‡
406,000 401,586
CMS Energy Corp., U.S. Treasury Yield Curve Rate T-Note Constant Maturity 5
Year + 1.9610%, 6.5000%, 6/1/55
‡
411,000 415,827
Dominion Energy, Inc., U.S. Treasury Yield Curve Rate T-Note Constant Maturity 5
Year + 1.7020%, 6.2500%, 12/15/56
‡
145,000 143,276
Dominion Energy, Inc., U.S. Treasury Yield Curve Rate T-Note Constant Maturity 5
Year + 1.8690%, 6.1500%, 12/15/56
‡
191,000 188,957
NextEra Energy Capital Holdings, Inc., BB , U.S. Treasury Yield Curve Rate T-Note
Constant Maturity 5 Year + 1.7650%, 6.2000%, 10/1/56
‡
156,000 152,443
NextEra Energy Capital Holdings, Inc., CC , U.S. Treasury Yield Curve Rate T-Note
Constant Maturity 5 Year + 1.6850%, 6.6250%, 10/1/66
‡
116,000 112,981
NRG Energy, Inc., 6.0000%, 1/15/36
ž
380,000 371,783
NRG Energy, Inc., 6.1250%, 5/15/36
ž
523,000 516,256
Talen Energy Supply LLC, 6.3750%, 5/1/33
ž
587,000 578,081
Talen Energy Supply LLC, 6.2500%, 2/1/34
ž
321,000 314,840
Talen Energy Supply LLC, 6.5000%, 2/1/36
ž
394,000 389,085
4,799,852
Total Corporate Bonds (cost 58,703,025) 58,336,761
Commercial Mortgage-Backed Securities - 15 .3%
1301 Trust , 6.2227% , 8/11/42
‡ ,ž
662,000 654,666
ALA Trust , CME Term SOFR 1 Month + 3.0907% , 6.7677% , 6/15/40
‡ ,ž
176,000 176,125
BAMLL Re-REMIC Trust
0.0008%, 9/27/52
‡,ž
327,626 324,148
0.0099%, 2/27/51
‡,ž
243,129 194,902
0.0000%, 11/27/51
§,ž
257,817 206,460
BAY Trust , CME Term SOFR 1 Month + 2.3924% , 6.0688% , 6/15/41
‡ ,ž
402,000 400,558
BFLD Commercial Mortgage Trust , 7.9126% , 10/10/42
‡ ,ž
100,000 101,612
BLP Commercial Mortgage Trust , CME Term SOFR 1 Month + 3.7500% ,
7.4264% , 12/15/42
‡ ,ž
870,000 872,382
BOCA Commercial Mortgage Trust , CME Term SOFR 1 Month + 2.1500% ,
5.8264% , 12/15/42
‡ ,ž
750,000 750,704
BPR Trust , 5.8500% , 11/5/41
‡ ,ž
360,000 333,767
BX Commercial Mortgage Trust
2024-AIR2 D, CME Term SOFR 1 Month + 2.7905%, 6.4675%, 10/15/41
‡,ž
403,815 404,815
7.7127%, 8/13/41
‡,ž
888,000 832,815
2024-GPA3 B, CME Term SOFR 1 Month + 1.6423%, 5.3187%, 12/15/39
‡,ž
61,460 61,604
2024-GPA3 C, CME Term SOFR 1 Month + 1.8920%, 5.5684%, 12/15/39
‡,ž
1,053,919 1,056,880
2024-MF C, CME Term SOFR 1 Month + 1.9409%, 5.6173%, 2/15/39
‡,ž
148,756 149,174
2026-CSMO C, CME Term SOFR 1 Month + 2.0000%, 5.6764%, 2/15/43
‡,ž
100,000 100,874
2026-CSMO D, CME Term SOFR 1 Month + 2.4500%, 6.1264%, 2/15/43
‡,ž
430,000 433,760
2026-XL6 D, CME Term SOFR 1 Month + 2.1000%, 5.7764%, 3/15/43
‡,ž
714,311 717,794
2026-XL6 E, CME Term SOFR 1 Month + 3.0000%, 6.6764%, 3/15/43
‡,ž
445,766 446,354

Janus Henderson Income ETF
Schedule of Investments
(unaudited)
July 31, 2026

Shares/
Principal Amounts Value
Commercial Mortgage-Backed Securities - (continued)
BX Trust
2024-CNYN D, CME Term SOFR 1 Month + 2.6901%, 6.3665%, 4/15/41
‡,ž
$ 721,000 $ 723,700
2024-VLT4 E, CME Term SOFR 1 Month + 2.8894%, 6.5658%, 6/15/41
‡,ž
355,015 351,505
2025-ROIC E, CME Term SOFR 1 Month + 2.9413%, 6.6177%, 3/15/30
‡,ž
290,150 290,187
2025-VLT7 E, CME Term SOFR 1 Month + 3.7500%, 7.4264%, 7/15/44
‡,ž
808,000 805,901
2026-CART D, CME Term SOFR 1 Month + 1.9000%, 5.5764%, 2/15/36
‡,ž
290,000 288,914
2026-CIP D, CME Term SOFR 1 Month + 2.1000%, 5.7764%, 5/15/38
‡,ž
152,270 152,939
2026-CIP E, CME Term SOFR 1 Month + 3.1000%, 6.7764%, 5/15/38
‡,ž
285,506 287,272
BXHPP Trust
2021-FILM A, CME Term SOFR 1 Month + 0.7645%, 4.4405%, 8/15/36
‡,ž
117,000 111,529
2021-FILM B, CME Term SOFR 1 Month + 1.0145%, 4.6905%, 8/15/36
‡,ž
375,000 349,198
CALI Mortgage Trust , 4.2580% , 3/10/39
ž
508,000 477,853
COMM Mortgage Trust
2024-WCL1 C, CME Term SOFR 1 Month + 2.8890%, 6.5654%, 6/15/41
‡,ž
250,000 251,016
2024-WCL1 D, CME Term SOFR 1 Month + 3.2890%, 6.9654%, 6/15/41
‡,ž
500,000 504,695
Extended Stay America Trust
2025-ESH D, CME Term SOFR 1 Month + 2.6000%, 6.2764%, 10/15/42
‡,ž
921,719 927,573
2025-ESH E, CME Term SOFR 1 Month + 3.3500%, 7.0264%, 10/15/42
‡,ž
210,926 213,007
2025-ESH F, CME Term SOFR 1 Month + 4.1000%, 7.7764%, 10/15/42
‡,ž
112,687 112,991
2026-ESH2 E, CME Term SOFR 1 Month + 2.9000%, 6.5764%, 2/15/43
‡,ž
280,139 282,094
2026-ESH2 F, CME Term SOFR 1 Month + 3.7500%, 7.4264%, 2/15/43
‡,ž
271,707 273,885
FREMF Mortgage Trust , 5.6388% , 11/25/28
‡ ,ž
162,000 151,726
FS Commercial Mortgage Trust , CME Term SOFR 1 Month + 1.8500% ,
5.5000% , 7/15/41
‡ ,ž
623,000 624,106
GGP Trust , 5.8324% , 5/10/43
‡
467,299 464,288
Great Wolf Trust
2024-WOLF D, CME Term SOFR 1 Month + 2.8900%, 6.5664%, 3/15/39
‡,ž
654,000 657,044
2024-WOLF G, CME Term SOFR 1 Month + 5.4360%, 9.1124%, 3/15/39
‡,ž
117,000 117,432
GS Mortgage Securities Corp. Trust , CME Term SOFR 1 Month + 2.6500% ,
6.3196% , 11/25/41
‡ ,ž
330,000 330,139
GWT
2024-WLF2 D, CME Term SOFR 1 Month + 2.9395%, 6.6158%, 5/15/41
‡,ž
1,330,000 1,336,641
2024-WLF2 E, CME Term SOFR 1 Month + 3.6384%, 7.3148%, 5/15/41
‡,ž
171,000 172,033
Hudsons Bay Simon JV Trust , 4.1545% , 8/5/34
ž
46,567 44,714
Idun European Loan Conduit No. 42 Sarl
42A A, EURIBOR 3 Month + 1.3500%, 3.7030%, 7/28/38
‡,ž
EUR 640,000 736,471
42A B, EURIBOR 3 Month + 1.6000%, 3.9530%, 7/28/38
‡,ž
EUR 210,000 239,988
LEX Trust
2026-450 D, CME Term SOFR 1 Month + 2.3500%, 6.0264%, 3/15/43
‡,ž
$ 744,000 746,788
MHP , CME Term SOFR 1 Month + 3.9575% , 7.6339% , 1/15/27
‡ ,ž
800,000 800,019
MKT Mortgage Trust , 2.6940% , 2/12/40
ž
482,000 432,027
MTN Commercial Mortgage Trust , 6.3484% , 5/15/43
‡ ,ž
159,000 157,050
National Commercial Mortgage Trust
2026-IND D, CME Term SOFR 1 Month + 2.1500%, 5.8264%, 6/15/43
‡,ž
100,000 100,263
2026-IND E, CME Term SOFR 1 Month + 3.1500%, 6.8264%, 6/15/43
‡,ž
480,000 482,109

Janus Henderson Income ETF
Schedule of Investments
(unaudited)
July 31, 2026

Shares/
Principal Amounts Value
Commercial Mortgage-Backed Securities - (continued)
PFDR Trust , CME Term SOFR 1 Month + 2.5000% , 6.1764% , 6/15/43
‡ ,ž
$ 400,000 $ 400,405
PNW Trust , CME Term SOFR 1 Month + 3.5088% , 7.1852% , 4/15/41
‡ ,ž
155,000 154,650
Prima Capital CRE Securitization Ltd. , 5.5000% , 10/1/33
ž
175,000 144,593
PRM7 Trust , 6.6184% , 11/10/42
‡ ,ž
278,000 274,223
SCG Commercial Mortgage Trust , CME Term SOFR 1 Month + 2.7500% ,
6.4264% , 8/15/42
‡ ,ž
200,000 198,154
SCG Trust , CME Term SOFR 1 Month + 3.4000% , 7.0764% , 9/15/42
‡ ,ž
290,000 290,000
SLG Commercial Mortgage Trust , 5.2858% , 2/15/39
‡ ,ž
285,000 278,756
SMRT Commercial Mortgage Trust , CME Term SOFR 1 Month + 2.7000% ,
6.3770% , 1/15/39
‡ ,ž
800,000 798,545
SREIT Trust , CME Term SOFR 1 Month + 2.7327% , 6.4087% , 11/15/36
‡ ,ž
165,000 164,950
SWCH Commercial Mortgage Trust
2025-DATA E, CME Term SOFR 1 Month + 3.3402%, 7.0166%, 2/15/42
‡,ž
170,000 168,049
2025-DATA F, CME Term SOFR 1 Month + 4.2389%, 7.9153%, 2/15/42
‡,ž
530,000 526,064
Taurus UK Designated Activity Co.
2025-UK3A C, SONIA + 2.0000%, 5.7350%, 7/20/35
‡,ž
GBP 120,000 160,998
2025-UK3A D, SONIA + 2.8000%, 6.5350%, 7/20/35
‡,ž
GBP 170,000 227,724
TEXAS Commercial Mortgage Trust , CME Term SOFR 1 Month + 3.0906% ,
6.7670% , 4/15/42
‡ ,ž
$ 271,000 271,794
UK Logistics DAC
2026-2A A, SONIA + 1.3500%, 5.0993%, 8/15/36
‡,ž
GBP 380,000 511,289
2026-2A B, SONIA + 1.6000%, 5.3493%, 8/15/36
‡,ž
GBP 290,000 390,003
2026-2A C, SONIA + 1.8500%, 5.5993%, 8/15/36
‡,ž
GBP 370,000 497,900
Wells Fargo Commercial Mortgage Trust
5.5755%, 9/15/40
‡,ž
$ 561,000 544,621
6.1762%, 3/15/38
‡,ž
302,000 301,340
6.9072%, 3/15/38
‡,ž
461,000 463,367
Total Commercial Mortgage-Backed Securities (cost $29,003,873) 28,983,916
Mortgage-Backed Securities - 23 .1%
Fannie Mae / Freddie Mac UMBS, Single Family, 30 Year
2.5000%, TBA, 30 Year Maturity
^
685,000 557,188
3.0000%, TBA, 30 Year Maturity
^
4,748,000 4,037,514
3.5000%, TBA, 30 Year Maturity
^
5,263,000 4,660,692
4.0000%, TBA, 30 Year Maturity
^
2,414,000 2,199,480
4.5000%, TBA, 30 Year Maturity
^
6,743,812 6,330,315
5.0000%, TBA, 30 Year Maturity
^
7,704,624 7,434,176
5.5000%, TBA, 30 Year Maturity
^
10,753,000 10,636,739
6.0000%, TBA, 30 Year Maturity
^
5,117,000 5,170,370
6.5000%, TBA, 30 Year Maturity
^
153,000 157,650
Galaxy Senior Participation Interest Trust 1 , 2.3760% , 7/31/26
‡
401,460 401,460
Ginnie Mae II UMBS, Single Family, 30 Year
3.5000%, TBA, 30 Year Maturity
^
2,092,000 1,829,366
4.0000%, TBA, 30 Year Maturity
^
204,000 184,563
5.0000%, TBA, 30 Year Maturity
^
96,000 92,898
5.5000%, TBA, 30 Year Maturity
^
68,000 67,538
Total Mortgage-Backed Securities (cost $44,429,890) 43,759,949
Residential Mortgage-Backed Securities - 8 .6%
Arixa Mortgage Trust , 6.0510% , 5/25/31
Ç ,ž
750,000 745,892
Connecticut Avenue Securities Trust
2021-R01 1B2, CME Term Average SOFR 30 Day + 6.0000%,
9.6161%, 10/25/41
‡,ž
95,000 95,975
2021-R02 2B2, CME Term Average SOFR 30 Day + 6.2000%,
9.8161%, 11/25/41
‡,ž
198,724 201,628

Janus Henderson Income ETF
Schedule of Investments
(unaudited)
July 31, 2026

Shares/
Principal Amounts Value
Residential Mortgage-Backed Securities - (continued)
Connecticut Avenue Securities Trust - (continued)
2021-R03 1B2, CME Term Average SOFR 30 Day + 5.5000%,
9.1161%, 12/25/41
‡,ž
$ 25,121 $ 25,521
2022-R01 1B2, CME Term Average SOFR 30 Day + 6.0000%,
9.6161%, 12/25/41
‡,ž
438,677 446,508
2022-R06 1B2, CME Term Average SOFR 30 Day + 10.6000%,
14.2161%, 5/25/42
‡,ž
35,000 37,531
2022-R07 1B2, CME Term Average SOFR 30 Day + 12.0000%,
15.6161%, 6/25/42
‡,ž
297,399 324,892
2023-R06 1B2, CME Term Average SOFR 30 Day + 5.9000%,
9.5161%, 7/25/43
‡,ž
1,000,000 1,080,218
2024-R03 2B1, CME Term Average SOFR 30 Day + 2.8000%,
6.4161%, 3/25/44
‡,ž
1,425,000 1,473,203
2024-R06 1M2, CME Term Average SOFR 30 Day + 1.6000%,
5.2161%, 9/25/44
‡,ž
33,495 33,542
2025-R01 1B1, CME Term Average SOFR 30 Day + 1.7000%,
5.3161%, 1/25/45
‡,ž
212,536 212,896
2025-R02 1B1, CME Term Average SOFR 30 Day + 1.9500%,
5.5661%, 2/25/45
‡,ž
830,000 837,263
Freddie Mac Structured Agency Credit Risk Debt Notes REMIC Trust
2020-HQA5 B2, CME Term Average SOFR 30 Day + 7.4000%,
11.0161%, 11/25/50
‡,ž
205,047 248,764
2021-DNA3 B2, CME Term Average SOFR 30 Day + 6.2500%,
9.8661%, 10/25/33
‡,ž
20,164 25,611
2021-DNA6 B2, CME Term Average SOFR 30 Day + 7.5000%,
11.1161%, 10/25/41
‡,ž
476,492 483,104
2021-DNA7 B2, CME Term Average SOFR 30 Day + 7.8000%,
11.4161%, 11/25/41
‡,ž
1,162,500 1,185,169
2021-HQA3 B2, CME Term Average SOFR 30 Day + 6.2500%,
9.8661%, 9/25/41
‡,ž
1,029,341 1,036,530
2021-HQA3 M2, CME Term Average SOFR 30 Day + 2.1000%,
5.7161%, 9/25/41
‡,ž
52,599 52,681
2021-HQA4 B2, CME Term Average SOFR 30 Day + 7.0000%,
10.6161%, 12/25/41
‡,ž
1,650,945 1,687,573
2022-DNA2 B2, CME Term Average SOFR 30 Day + 8.5000%,
12.1161%, 2/25/42
‡,ž
562,575 584,562
2024-DNA3 M2, CME Term Average SOFR 30 Day + 1.4500%,
5.0661%, 10/25/44
‡,ž
13,294 13,295
2025-HQA1 M2, CME Term Average SOFR 30 Day + 1.6500%,
5.2661%, 2/25/45
‡,ž
350,000 351,998
Freddie Mac Structured Agency Credit Risk Debt Notes Trust , CME Term Average
SOFR 30 Day + 7.8645% , 11.4806% , 9/25/48
‡ ,ž
216,901 244,601
Homeward Opportunities Fund Trust , 6.8280% , 3/25/40
‡ ,ž
120,000 120,117
JPMorgan Chase Bank NA
2020-CL1 M1, CME Term SOFR 1 Month + 2.3645%, 6.0889%, 10/25/57
‡,ž
802,039 825,376
2020-CL1 M2, CME Term SOFR 1 Month + 2.6145%, 6.3389%, 10/25/57
‡,ž
609,562 628,991
New Residential Mortgage Loan Trust
7.1010%, 3/25/39
Ç,ž
323,000 323,663
4.0000%, 12/25/65
‡,ž
150,000 134,826

Janus Henderson Income ETF
Schedule of Investments
(unaudited)
July 31, 2026

Shares/
Principal Amounts Value
Residential Mortgage-Backed Securities - (continued)
NRM FHT1 Excess Owner LLC , 6.5450% , 3/25/32
Ç ,ž
$ 522,084 $ 525,188
Reneu Redi Q-1 Trust , 5.8920% , 6/25/41
Ç ,ž
189,000 188,460
RFT Trust , 6.6310% , 7/27/30
Ç ,ž
1,000,000 999,986
Saluda Grade Alternative Mortgage Trust , 6.7480% , 3/25/31
Ç ,ž
217,000 213,291
Saluds Grade Alternative Mortgage Trust , 5.6570% , 10/25/40
Ç ,ž
100,000 99,558
TVC Mortgage Trust
5.3150%, 2/25/41
Ç,ž
100,000 98,724
6.3400%, 2/25/41
‡,ž
200,000 197,521
Vontive Mortgage Trust , 6.5070% , 3/25/30
Ç ,ž
496,000 498,749
Total Residential Mortgage-Backed Securities - (cost $ 16,187,309 ) 16,283,407
Common Stocks - 1 .1%
Diversified Telecommunication Services - 0 .1%
Liberty Capital Corp.
*,¢
250 250,000
Electronic Equipment, Instruments & Components - 0 .1%
Murata Manufacturing Co. Ltd. 4,000 186,302
Hotels, Restaurants & Leisure - 0 .2%
Churchill Downs, Inc. 2,027 170,876
Six Flags Entertainment Corp.
*
9,835 170,441
341,317
Independent Power and Renewable Electricity Producers - 0 .1%
Talen Energy Corp.
*
486 162,372
IT Services - 0 .2%
Applied Digital Corp.
*
5,927 162,341
CoreWeave, Inc. - Class A
*
2,286 164,066
326,407
Metals & Mining - 0 .3%
First Quantum Minerals Ltd.
*
7,316 202,658
Franco-Nevada Corp. 1,541 328,110
530,768
Software - 0 .1%
Terawulf, Inc.
*
8,171 144,300
Technology Hardware, Storage & Peripherals - 0.0%
Sandisk Corp.
*
108 131,202
Total Common Stocks (cost $2,490,888) 2,072,668
Convertible Preferred Stocks - 0 .4%
Interactive Media & Services - 0 .3%
Alphabet, Inc. - Series A, 6.2500%, 5/15/29 5,613 281,548
Alphabet, Inc. - Series B, 6.2500%, 5/15/29 5,613 281,773
Software - 0 .1%
Oracle Corp. - Series D, 6.5000%, 1/15/29 6,250 261,750
Total Convertible Preferred Stocks (cost $833,744) 825,071
Investment Companies - 15 .9%
Exchange-Traded Funds - 7 .2%
Janus Henderson B-BBB CLO ETF
£
187,900 8,885,791
Janus Henderson Emerging Markets Debt Hard Currency ETF
£
86,828 4,580,177
13,465,968
Money Market Funds - 8 .7%
Janus Henderson Cash Liquidity Fund LLC, 3.6737%
£,∞
16,542,444 16,542,444
Total Investment Companies (cost $29,829,467) 30,008,412
Investments Purchased with Cash Collateral from Securities Lending - 0 .3%
Investment Companies - 0 .2%
Janus Henderson Cash Collateral Fund LLC, 3.6001%
£,∞
354,232 354,232

Janus Henderson Income ETF
Schedule of Investments
(unaudited)
July 31, 2026

Shares/
Principal Amounts Value
Investments Purchased with Cash Collateral from Securities Lending - (continued)
Time Deposits - 0 .1%
Royal Bank of Canada, 3.6300%, 8/3/26 $ 235,898 $ 235,898
Total Investments Purchased with Cash Collateral from Securities Lending
(cost $590,130) 590,130
Total Investments (total cost $ 249,552,029 ) - 130 .7% 247,296,213
Liabilities, net of Cash, Receivables and Other Assets - (30.7%) (58,123,007)
Net Assets - 100.0% $189,173,206
Summary of Investments by Country - (Long Positions) (unaudited)
Country Value
% of
Investment
Securities
United States of America $ 221,236,636 89 .4%
Luxembourg 6,085,447 2 .5
United Kingdom 5,566,740 2 .2
Canada 3,347,371 1 .4
France 1,730,606 0 .7
Netherlands 1,399,108 0 .6
Sweden 1,372,574 0 .6
Germany 1,347,208 0 .5
Ireland 966,730 0 .4
Italy 906,873 0 .4
Cayman Islands 797,550 0 .3
Singapore 708,156 0 .3
Finland 685,936 0 .3
Japan 551,116 0 .2
Chile 483,051 0 .2
Australia 111,111 0 .0
Total $247,296,213 100 .0%

Janus Henderson Income ETF
Schedule of Investments
(unaudited)
July 31, 2026

Schedule of Affiliated Investments - (% of Net Assets)
Affiliate
Affiliated
Investments,
at Value at
10/31/25 Purchases
Sales
Proceeds
Realized
Gain/(Loss)
Change in
Unrealized
Appreciatio n/
(Depreciation)
Affiliated
Investments, at
Value at
7/31/26
............. Shares
Held at
7/31/26
Dividend
Income
Investment Companies - 15 .9%
Exchange-Traded Funds - 7.2%
Janus Henderson B-BBB CLO ETF
$ – $ 8,921,150 $ – $ – $ (35,359) $ 8,885,791 187,900 $ 100,396
Janus Henderson Emerging Markets Debt Hard Currency ETF
6,728,350 1,184,271 (3,206,305) 122,371 (248,510) 4,580,177 86,828 328,046
Money Market Funds - 8.7%
Janus Henderson Cash Liquidity Fund LLC, 3.6737%
∞
3,265,055 157,789,675 (144,509,749) (1,885) (652) 16,542,444 16,542,444 235,159
Total Investment Companies - 15 .9%
$9,993,405 $167,895,096 $(147,716,054) $120,486 (284,521) $30,008,412 16,817,172 $663,601
Investments Purchased with Cash Collateral from Securities Lending - 0.2%
Investment Companies - 0.2%
Janus Henderson Cash Collateral Fund LLC, 3.6001%
∞
2,069,198 18,811,947 (20,526,913) – – 354,232 354,232 113
Δ
Total Affiliated Investments - 16.1%
$12,062,603 $186,707,043 $(168,242,967) $120,486 $(284,521) $30,362,644 17,171,404 $663,714
Schedule of Unfunded Loan Commitments
Borrower
Unfunded Loan
Commitments Value
Unrealized
Appreciation/
(Depreciation)
Azuria Water Solutions, Inc., Delayed Draw First Lien Term Loan $ 44,136 $ 44,058 $ (77)
BCPE Lightning Buyer, Inc., Delayed Draw First Lien Term Loan 23,378 23,349 (29)
Carrix, Inc., Delayed Draw First Lien Term Loan 70,238 70,063 (176)
CoreWeave Financing DDTL V LLC, First Lien Term Loan 51,410 53,066 1,656
Salas O'Brien, Inc., Delayed Draw First Lien Term Loan 24,892 24,986 94
Total $214,054 $215,522 $1,468
Schedule of Forward Foreign Currency Exchange Contracts
Counterparty/
Foreign Currency Settlement Date
Foreign
Currency
Amount Sold/
(Purchased)
USD Currency
Amount Sold/
(Purchased)
Market Value
and Unrealized
Appreciation
(Depreciation)
BNP Paribas SA
Canadian Dollar 8/13/26 180,723 $ (130,957) $ 2,082
Canadian Dollar 8/13/26 87,538 (62,372) (52)
Canadian Dollar 8/13/26 26,665 (18,828) (186)
Euro 8/13/26 11,665,843 (13,624,974) 198,025
Euro 8/13/26 690,000 (804,701) 10,537
Euro 8/13/26 502,435 (586,916) 8,632
Euro 8/13/26 430,000 (501,768) 6,854
Euro 8/13/26 (499,428) 568,998 5,825

Janus Henderson Income ETF
Schedule of Investments
(unaudited)
July 31, 2026

Schedule of Forward Foreign Currency Exchange Contracts (continued)
Counterparty/
Foreign Currency Settlement Date
Foreign
Currency
Amount Sold/
(Purchased)
USD Currency
Amount Sold/
(Purchased)
Market Value
and Unrealized
Appreciation
(Depreciation)
Euro 8/13/26 (499,244) 570,328 $ 4,283
Euro 8/13/26 270,000 (314,202) 3,442
Euro 8/13/26 497,881 (576,091) 3,049
Euro 8/13/26 330,000 (382,843) 3,025
Euro 8/13/26 156,968 (183,493) 2,828
Euro 8/13/26 500,000 (577,258) 1,776
Euro 8/13/26 (410,000) 470,384 1,511
Euro 8/13/26 (15,064) 17,200 139
Euro 8/13/26 (9,814) 11,207 88
Euro 8/13/26 (6,184) 7,037 80
Euro 8/13/26 (14,740) 16,893 72
Euro 8/13/26 (7,457) 8,511 72
Euro 8/13/26 (11,641) 13,334 64
Euro 8/13/26 (9,511) 10,890 57
Euro 8/13/26 (17,916) 20,593 29
Euro 8/13/26 (4,691) 5,371 28
Euro 8/13/26 (1,667) 1,897 22
Euro 8/13/26 1,293 (1,510) 22
Euro 8/13/26 (6,841) 7,875 (1)
Euro 8/13/26 (7,298) 8,426 (26)
Euro 8/13/26 (9,999) 11,644 (135)
Euro 8/13/26 (10,185) 11,900 (178)
Euro 8/13/26 504,375 (579,786) (731)
Euro 8/13/26 169,793 (194,195) (1,229)
Euro 8/13/26 (99,656) 115,981 (1,281)
Euro 8/13/26 (139,030) 161,735 (1,717)
Euro 8/13/26 250,000 (285,563) (2,178)
Euro 8/13/26 (504,375) 583,684 (3,167)
Euro 8/13/26 540,000 (618,316) (3,204)
Euro 8/13/26 497,368 (569,034) (3,418)
Euro 8/13/26 500,000 (571,702) (3,780)
Euro 8/13/26 850,000 (974,056) (4,262)
Euro 8/13/26 (501,617) 582,025 (4,682)
Euro 8/13/26 (502,435) 585,350 (7,066)
Euro 8/13/26 500,000 (568,164) (7,317)
Euro 8/13/26 (503,781) 588,263 (8,430)
Euro 8/13/26 (502,552) 586,956 (8,537)
Euro 8/13/26 1,160,000 (1,323,023) (12,094)
Great British Pound 8/13/26 (4,486) 6,004 33
Great British Pound 8/13/26 (2,400) 3,206 24
Great British Pound 8/13/26 (171,665) 231,021 (5)
Great British Pound 8/13/26 (13,800) 18,586 (14)
Great British Pound 8/13/26 1,040,000 (1,393,007) (6,556)
Great British Pound 8/13/26 767,379 (1,025,197) (7,491)
Japanese Yen 8/13/26 13,759,306 (85,225) (1,255)
Japanese Yen 8/13/26 29,727,291 (184,451) (2,392)
–
Total $161,215

Janus Henderson Income ETF
Schedule of Investments
(unaudited)
July 31, 2026

Schedule of Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
Value and
Unrealized
Appreciation
(Depreciation)
Futures Long:
U.S. Treasury 10 Year Notes 20 9/21/26 $ 2,160,000 $ (29,111)
U.S. Treasury 5 Year Notes 546 9/30/26 57,863,203 (410,100)
Total - Futures Long $(439,211)
Futures Short:
U.S. Treasury 10 Year Ultra Bonds 23 9/21/26 $ (2,523,172) $ 38,230
U.S. Treasury Long Bonds 20 9/21/26 (2,166,250) 68,752
U.S. Treasury Ultra Bonds 19 9/21/26 (2,084,063) 73,601
Total - Futures Short $180,583
Total $(258,628)
Schedule of Centrally Cleared Credit Default Swaps - Buy Protection
Reference Asset
Maturity
Date
Notional
Amount
Premiums
Paid/
(Received)
Unrealized
Appreciation
(Depreciation) Value
CDX.NA.HY.46-V2, Fixed Rate of 5.00%, Paid
Quarterly 6/20/31 $ 3,400,000 $ (269,819) $ (1,927) $ (271,746)
CDX.NA.HY.46-V2, Fixed Rate of 5.00%, Paid
Quarterly 6/20/31 3,450,000 (272,797) (2,945) (275,742)
Total $(542,616) $(4,872) $(547,488)
Schedule of OTC Total Return Swaps
Counterparty/Return Paid by the Fund Return Received by Fund
Payment
Frequency
Termination
Date Notional Amount
Swap Contracts,
at Value and
Unrealized
Appreciation/
(Depreciation)
JPMorgan Chase Bank NA
1 day SOFR + 0.19% Janus Henderson AAA CLO ETF At Termination 11/24/2026 $55,877 $ 1,767
1 day SOFR + 0.19% Janus Henderson AAA CLO ETF Quarterly 1/22/2027 $55,877 1,767
1 day SOFR + 0.19% Janus Henderson AAA CLO ETF Quarterly 2/24/2027 $37,425 1,184
Total 4,718

Janus Henderson Income ETF
Schedule of Investments
(unaudited)
July 31, 2026

Average Ending Monthly Value of Derivative Instruments During the Period Ended July 31, 2026
Futures contracts:
Average notional amount of contracts - long $61,190,835
Average notional amount of contracts - short 8,282,944
Forward foreign currency exchange contracts:
Average amounts purchased - in USD 5,056,316
Average amounts sold - in USD 20,776,535
Credit default swaps:
Average notional amount - buy protection 3,955,556
OTC Swaps:
Average notional amount 29,946
Options:
Average value of option contracts written 78,618
Swaptions:
Average value of swaption contracts purchased 52,030
Average value of swaption contracts written 11,848

Janus Henderson Income ETF
Notes to Schedule of Investments and Other Information
(unaudited)
July 31, 2026

CME Chicago Mercantile Exchange
DAC Designated Activity Company
ETF Exchange Traded Fund
EUR Euro
EURIBOR Euro Interbank Offered Rate
FREMF Freddie Mac Multifamily Securities
GBP British Pound
ICE Intercontinental Exchange
LIBOR LIBOR (London Interbank Offered Rate) is a short-term interest rate that banks offer one another and generally represents current cash rates.
LLC Limited Liability Company
LP Limited Partnership
plc Public Limited Company
REMIC Real Estate Mortgage Investment Conduit
SOFR Secured Overnight Financing Rate
SOFRINDX Secured Overnight Financing Rate Compounded Index
SONIA Sterling Overnight Index Average Rate
TBA (To Be Announced) Securities are purchased/sold on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when specific mortgage pools are assigned.
UMBS Uniform Mortgage-Backed Securities
* Non-income producing security.
¢ Security is valued using significant unobservable inputs. The total value of Level 3 securities as of the period ended July 31, 2026 is
$2,047,722, which represents 1.1% of net assets.
# Loaned security; a portion of the security is on loan at July 31, 2026. As of July 31, 2026, securities lending transactions accounted for as secured borrowings with an overnight and continuous contractual maturity are $573,600. Gross amounts of recognized liabilities for securities lending (collateral received) is $590,130, resulting in the net amount due the counterparty of $16,530.
.
£ The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.
∞ Rate shown is the 7-day yield as of July 31, 2026.
Δ Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.
Ç Step bond. The coupon rate will increase or decrease periodically based upon a predetermined schedule. The rate shown reflects the current rate.

Janus Henderson Income ETF
Notes to Schedule of Investments and Other Information
(unaudited)
July 31, 2026

Acquisition Date
Cost
Value
Value as a % of
Net Assets
Project Alpha Intermediate Holding, Inc.,
First Lien Term Loan, 6.98%, 10/28/30
12/22/25 - 12/29/25
$ 249,686
$ 194,131
0 .1%
Ø Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
† The position has not yet settled as of July 31, 2026. The coupon rate is undetermined.
μ Perpetual security. Perpetual securities have no stated maturity date, but they may be called/redeemed by the issuer. The date indicated, if any, represents the next call date.
ƒ All or a portion of this position is not funded, or has been purchased on a delayed delivery or when-issued basis. If applicable, interest rates will be determined and interest will begin to accrue at a future date. See Notes to Financial Statements.
ž Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid in accordance with the requirements of Rule 22e-4, under the 1940 Act. The total value of 144A securities as of the period ended July 31, 2026 is $119,987,749 which represents 63.4% of net assets.
§ PO – Principal Only
^ Settlement is on a delayed delivery or when-issued basis with final maturity TBA in the future.
‡ Variable or floating rate security. Rate shown is the current rate as of July 31, 2026. Certain variable rate securities are not based on a published reference rate and spread; they are determined by the issuer or agent and current market conditions. Reference rate is as of reset date and may vary by security, which may not indicate a reference rate and/or spread in their description.
†† Schedule of Restricted Securities (as of July 31, 2026)
The Fund has registration rights for certain restricted securities held as of July 31, 2026. The issuer incurs all registration costs.
¥ Security purchased in an offshore transaction exempt from registration under Regulation S of the Securities Act of 1933.

Janus Henderson Income ETF
Notes to Schedule of Investments and Other Information
(unaudited)
July 31, 2026

The following is a summary of the inputs that were used to value the Fund 's investments in securities and other financial instruments as of July 31, 2026 . See Notes to Financial Statements for more information.
Valuation Inputs Summary
Level 1 -
Quoted Prices
Level 2 -
Other Significant
Observable Inputs
Level 3 -
Significant
Unobservable Inputs
Total
Assets
Investments in Securities:
Asset-Backed Securities $ — $ 24,086,076 $ 197,722 $ 24,283,798
Bank Loans — 29,811,506 — 29,811,506
Collateralized Loan Obligations — 12,058,211 — 12,058,211
Convertible Bond — 282,384 — 282,384
Corporate Bonds — 56,736,761 1,600,000 58,336,761
Commercial Mortgage-Backed
Securities — 28,983,916 — 28,983,916
Mortgage-Backed Securities — 43,759,949 — 43,759,949
Residential Mortgage-Backed
Securities — 16,283,407 — 16,283,407
Common Stocks
Diversified Telecommunication
Services — — 250,000 250,000
All Other 1,822,668 — — 1,822,668
Investment Companies 13,465,968 16,542,444 — 30,008,412
Investments Purchased with Cash
Collateral from Securities Lending — 590,130 — 590,130
Convertible Preferred Stocks 825,071 — — 825,071
Total Investments in Securities $ 16,113,707 $ 229,134,784 $ 2,047,722 $ 247,296,213
Other Financial Instruments
(a)
:
Forward Foreign Currency Exchange
Contracts $ — $ 252,599 $ — $ 252,599
Futures Contracts 180,583 — — 180,583
OTC Swaps — 4,718 — 4,718
Total Other Financial Instruments $ 180,583 $ 257,317 $ — $ 437,900
Unfunded Loan Commitments $ — $ 1,750 $ — $ 1,750
Total Assets $ 16,294,290 $ 229,393,851 $ 2,047,722 $ 247,735,863
Liabilities
Other Financial Instruments
(a)
:
Centrally Cleared Swaps $ — $ 4,872 $ — $ 4,872
Forward Foreign Currency Exchange
Contracts — 91,384 — 91,384
Futures Contracts 439,211 — — 439,211
Total Other Financial Instruments $ 439,211 $ 96,256 $ — $ 535,467
Unfunded Loan Commitments $ — $ 282 $ — $ 282
Total Liabilities $ 439,211 $ 96,538 $ — $ 535,749
(a) Other financial instruments may include forward foreign currency exchange contracts, futures, written options, written swaptions, and swap contracts. Forward foreign currency exchange contracts, futures contracts, and centrally cleared swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Written options, written swaptions, and OTC swaps are reported at their market value at measurement date.

Janus Henderson Mid Cap Growth Alpha ETF
Schedule of Investments
(unaudited)
July 31, 2026

Shares/
Principal Amounts Value
Common Stocks - 100 .0%
Aerospace & Defense - 2 .8%
Carpenter Technology Corp. 64 $ 33,258
HEICO Corp. - Class A 1,918 493,463
Rocket Lab Corp.
*
1,975 128,277
654,998
Biotechnology - 6 .2%
Alnylam Pharmaceuticals, Inc.
*
813 167,088
Exelixis, Inc.
*
7,222 382,983
Halozyme Therapeutics, Inc.
*
5,526 456,116
Neurocrine Biosciences, Inc.
*
2,742 457,365
1,463,552
Broadline Retail - 1 .9%
eBay, Inc. 3,941 449,313
Building Products - 1 .0%
AAON, Inc. 1,347 119,964
Carlisle Cos., Inc. 49 17,636
Modine Manufacturing Co.
*
492 98,921
236,521
Capital Markets - 2 .6%
Ameriprise Financial, Inc. 830 453,047
Morningstar, Inc. 489 94,167
Robinhood Markets, Inc. - Class A
*
648 56,091
603,305
Communications Equipment - 2 .0%
Applied Optoelectronics, Inc.
*
264 24,900
Lumentum Holdings, Inc.
*
622 444,071
468,971
Construction & Engineering - 5 .2%
Comfort Systems USA, Inc. 422 729,929
Everus Construction Group, Inc.
*
117 14,675
IES Holdings, Inc.
*
160 119,126
Sterling Infrastructure, Inc.
*
620 369,998
1,233,728
Consumer Finance - 1 .4%
Credit Acceptance Corp.
#,*
599 340,777
Consumer Staples Distribution & Retail - 1 .4%
Maplebear, Inc.
*
7,419 330,887
Diversified Consumer Services - 3 .0%
Grand Canyon Education, Inc.
*
1,921 279,198
H&R Block, Inc. 9,549 420,443
699,641
Diversified Telecommunication Services - 1 .7%
AST SpaceMobile, Inc. - Class A
#,*
889 52,433
Iridium Communications, Inc. 7,321 346,576
399,009
Electrical Equipment - 2 .1%
Forgent Power Solutions, Inc. - Class A
*
6,615 220,081
nVent Electric plc 852 131,063
Powell Industries, Inc. 670 139,816
490,960
Electronic Equipment, Instruments & Components - 2 .8%
Jabil, Inc. 1,164 366,718
Keysight Technologies, Inc.
*
25 7,977
Sanmina Corp.
*
1,554 288,360

Janus Henderson Mid Cap Growth Alpha ETF
Schedule of Investments
(unaudited)
July 31, 2026

Shares/
Principal Amounts Value
Common Stocks - (continued)
Electronic Equipment, Instruments & Components - (continued)
TTM Technologies, Inc.
*
84 $ 9,697
672,752
Entertainment - 1 .1%
Roku, Inc. - Class A
*
1,751 253,913
Financial Services - 3 .2%
Affirm Holdings, Inc. - Class A
*
4,108 293,763
Corpay, Inc.
*
34 12,992
Equitable Holdings, Inc. 9,311 443,669
750,424
Ground Transportation - 1 .9%
Landstar System, Inc. 1,329 232,270
Old Dominion Freight Line, Inc. 966 204,927
437,197
Health Care Equipment & Supplies - 3 .4%
Dexcom, Inc.
*
7,762 647,739
IDEXX Laboratories, Inc.
*
278 155,421
803,160
Health Care Providers & Services - 2 .9%
Cencora, Inc. 13 4,048
Centene Corp.
*
5,970 371,453
DaVita, Inc.
*
456 109,481
Guardant Health, Inc.
*
1,239 200,706
685,688
Hotels, Restaurants & Leisure - 4 .7%
Expedia Group, Inc. 1,944 572,975
Las Vegas Sands Corp. 9,397 459,419
Viking Holdings Ltd.
*
718 74,923
1,107,317
Independent Power and Renewable Electricity Producers - 1 .4%
Talen Energy Corp.
*
293 97,891
Vistra Corp. 1,557 230,732
328,623
Interactive Media & Services - 1 .3%
Reddit, Inc. - Class A
*
2,182 306,942
IT Services - 8 .0%
Cloudflare, Inc. - Class A
*
825 230,159
CoreWeave, Inc. - Class A
*
952 68,325
Gartner, Inc.
*
2,565 387,366
GoDaddy, Inc. - Class A
*
5,310 439,349
MongoDB, Inc. - Class A
*
544 183,589
Snowflake, Inc. - Class A
*
2,016 591,253
1,900,041
Media - 0 .6%
Trade Desk, Inc. (The) - Class A
*
8,361 150,832
Metals & Mining - 2 .4%
Anglogold Ashanti plc 3,064 243,036
Aura Minerals, Inc.
#
3,409 186,029
Steel Dynamics, Inc. 568 142,716
571,781
Oil, Gas & Consumable Fuels - 2 .0%
Cheniere Energy, Inc. 593 156,297
Targa Resources Corp. 1,160 313,629
469,926

Janus Henderson Mid Cap Growth Alpha ETF
Schedule of Investments
(unaudited)
July 31, 2026

Shares/
Principal Amounts Value
Common Stocks - (continued)
Passenger Airlines - 0 .6%
Delta Air Lines, Inc. 1,720 $ 150,397
Professional Services - 2 .1%
Booz Allen Hamilton Holding Corp. - Class A 4,903 341,837
Paylocity Holding Corp.
*
1,149 158,442
500,279
Retail REITs - 0 .5%
Simon Property Group, Inc. 565 129,594
Semiconductors & Semiconductor Equipment - 7 .5%
Astera Labs, Inc.
*
1,192 370,986
Credo Technology Group Holding Ltd.
*
1,576 326,216
MACOM Technology Solutions Holdings, Inc.
*
295 74,175
Microchip Technology, Inc. 890 66,118
ON Semiconductor Corp.
*
3,240 264,416
Rambus, Inc.
*
52 4,734
SiTime Corp.
*
174 93,125
Teradyne, Inc. 1,586 583,156
1,782,926
Software - 10 .3%
Atlassian Corp. - Class A
*
1,835 185,362
Autodesk, Inc.
*
1,594 373,315
Datadog, Inc. - Class A
*
2,041 546,927
Docusign, Inc. - Class A
*
1,513 82,958
Elastic NV
*
1,881 123,751
Gen Digital, Inc. 15,577 427,589
RingCentral, Inc. - Class A 1,048 58,290
Rubrik, Inc. - Class A
*
3,418 247,326
Workday, Inc. - Class A
*
2,367 379,525
2,425,043
Specialized REITs - 1 .7%
Lamar Advertising Co. - Class A 2,464 394,142
Specialty Retail - 1 .3%
Murphy USA, Inc. 371 225,479
Williams-Sonoma, Inc. 389 88,949
314,428
Technology Hardware, Storage & Peripherals - 2 .1%
NetApp, Inc. 2,783 496,766
Textiles, Apparel & Luxury Goods - 4 .1%
Deckers Outdoor Corp.
*
3,471 336,270
Ralph Lauren Corp. - Class A 193 73,406
Tapestry, Inc. 3,717 566,359
976,035
Trading Companies & Distributors - 2 .8%
United Rentals, Inc. 257 277,370
WW Grainger, Inc. 274 378,728
656,098
Total Common Stocks (cost $23,216,797) 23,635,966
Investment Companies - 0.0%
Money Market Funds - 0.0%
Janus Henderson Cash Liquidity Fund LLC, 3.6737%
£,∞
(cost $6,932) 6,932 6,932
Investments Purchased with Cash Collateral from Securities Lending - 1 .7%
Investment Companies - 1 .4%
Janus Henderson Cash Collateral Fund LLC, 3.6001%
£,∞
316,168 316,168

Janus Henderson Mid Cap Growth Alpha ETF
Schedule of Investments
(unaudited)
July 31, 2026

Shares/
Principal Amounts Value
Investments Purchased with Cash Collateral from Securities Lending - (continued)
Time Deposits - 0 .3%
Royal Bank of Canada, 3.6300%, 8/3/26 $ 79,042 $ 79,042
Total Investments Purchased with Cash Collateral from Securities Lending
(cost $395,210) 395,210
Total Investments (total cost $ 23,618,939 ) - 101 .7% 24,038,108
Liabilities, net of Cash, Receivables and Other Assets - (1.7%) (399,277)
Net Assets - 100.0% $23,638,831
Summary of Investments by Country - (Long Positions) (unaudited)
Country Value
% of
Investment
Securities
United States of America $ 23,646,760 98 .4%
Australia 185,362 0 .8
United Kingdom 131,063 0 .5
Bermuda 74,923 0 .3
Total $24,038,108 100 .0%
Schedule of Affiliated Investments - (% of Net Assets)
Affiliate
Affiliated
Investments,
at Value at
10/31/25 Purchases
Sales
Proceeds
Realized
Gain/(Loss)
Change in
Unrealized
Appreciatio n/
(Depreciation)
Affiliated
Investments, at
Value at
7/31/26
............. Shares
Held at
7/31/26
Dividend
Income
Investment Companies - 0.0%
Money Market Funds - 0.0%
Janus Henderson Cash Liquidity Fund LLC, 3.6737%
∞
$ 7,836 $ 464,867 $ (465,768) $ (3) $ – $ 6,932 6,932 $ 316
Investments Purchased with Cash Collateral from Securities Lending - 1.4%
Investment Companies - 1.4%
Janus Henderson Cash Collateral Fund LLC, 3.6001%
∞
– 4,756,180 (4,440,012) – – 316,168 316,168 5,134
Δ
Total Affiliated Investments - 1.4%
$7,836 $5,221,047 $(4,905,780) $(3) $– $323,100 323,100 $5,450

Janus Henderson Mid Cap Growth Alpha ETF
Notes to Schedule of Investments and Other Information
(unaudited)
July 31, 2026

LLC Limited Liability Company
plc Public Limited Company
REIT Real Estate Investment Trust
* Non-income producing security.
# Loaned security; a portion of the security is on loan at July 31, 2026. As of July 31, 2026, securities lending transactions accounted for as secured borrowings with an overnight and continuous contractual maturity are $387,456. Gross amounts of recognized liabilities for securities lending (collateral received) is $395,210, resulting in the net amount due the counterparty of $7,754.
.
£ The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.
∞ Rate shown is the 7-day yield as of July 31, 2026.
Δ Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.
The following is a summary of the inputs that were used to value the Fund 's investments in securities and other financial instruments as of July 31, 2026 . See Notes to Financial Statements for more information.
Valuation Inputs Summary
Level 1 -
Quoted Prices
Level 2 -
Other Significant
Observable Inputs
Level 3 -
Significant
Unobservable Inputs
Total
Assets
Investments in Securities:
Common Stocks $ 23,635,966 $ — $ — $ 23,635,966
Investment Companies — 6,932 — 6,932
Investments Purchased with Cash
Collateral from Securities Lending — 395,210 — 395,210
Total Assets $ 23,635,966 $ 402,142 $ — $ 24,038,108

Janus Henderson Mortgage-Backed Securities ETF
Schedule of Investments
(unaudited)
July 31, 2026

Shares/
Principal Amounts Value
Asset-Backed Securities - 8 .5%
Acacia LLC 2025-1 A, 5.2400%, 11/15/37
ž
$ 6,357,803 $ 6,353,000
Acacia LLC 2026-1 A, 5.4400%, 7/15/41
ž
34,000,000 33,960,897
ACHM Mortgage Trust 2024-HE1 A, 6.5500%, 5/25/39
ž
6,059,567 6,161,402
ACHM Mortgage Trust 2024-HE1 B, 7.2600%, 5/25/39
ž
550,870 558,486
ACHV ABS TRUST 2024-1PL B, 6.3400%, 4/25/31
ž
915,384 918,586
ACHV ABS TRUST 2024-1PL C, 6.4200%, 4/25/31
ž
446,708 448,060
Affirm Asset Securitization Trust 2025-X2 C, 4.9300%, 10/15/30
ž
4,500,000 4,494,642
Ally Bank Auto Credit-Linked Notes 2024-A C, 6.0220%, 5/17/32
ž
1,777,198 1,795,473
Ally Bank Auto Credit-Linked Notes 2024-A D, 6.3150%, 5/17/32
ž
1,015,542 1,025,663
Ally Bank Auto Credit-Linked Notes 2025-A C, 4.8440%, 6/15/33
ž
8,147,748 8,143,380
Ally Bank Auto Credit-Linked Notes 2025-A D, 4.9910%, 6/15/33
ž
5,292,767 5,285,423
Alterna Funding III LLC 2024-1A A, 6.2600%, 5/16/39
ž
6,957,176 6,962,906
Arivo Acceptance Auto Loan Receivables Trust 2024-1A A, 6.4600%, 4/17/28
ž
131,815 131,897
Bayview Opportunity Master Fund VII LLC 2024-CAR1 B, CME Term Average
SOFR 30 Day + 1.3000%, 4.9161%, 12/26/31
‡,ž
1,874,993 1,878,412
Bayview Opportunity Master Fund VII LLC 2024-CAR1 C, CME Term Average
SOFR 30 Day + 1.5000%, 5.1161%, 12/26/31
‡,ž
912,497 914,755
Blue Bridge Funding LLC 2023-1A A, 7.3700%, 11/15/30
ž
309,740 310,441
Compass Datacenters Issuer II LLC 2024-1A B, 7.0000%, 2/25/49
ž
620,000 625,636
COOPR Residential Mortgage Trust 2025-CES3 A1A, 4.8400%, 9/25/60
Ç,ž
6,859,398 6,759,556
COOPR Residential Mortgage Trust 2026-CES1 A1B, 4.9960%, 2/25/61
Ç,ž
6,914,216 6,802,335
COOPR Residential Mortgage Trust 2026-CES1 A2, 5.1580%, 2/25/61
Ç,ž
2,949,000 2,886,410
Ellington Financial Mortgage Trust 2026-CES1 A1B, 5.1160%, 12/25/60
Ç,ž
2,327,173 2,298,170
Ellington Financial Mortgage Trust 2026-CES1 A2, 5.3160%, 12/25/60
Ç,ž
3,881,000 3,810,263
Ellington Financial Mortgage Trust 2026-CES1 A3, 5.4660%, 12/25/60
Ç,ž
4,250,000 4,179,002
Ellington Financial Mortgage Trust 2026-CES1 M1, 5.6160%, 12/25/60
‡,ž
1,166,000 1,144,719
Ellington Financial Mortgage Trust 2026-CES2 A2, 5.8060%, 6/25/61
Ç,ž
5,000,000 4,979,113
Ellington Financial Mortgage Trust 2026-CES2 A3, 5.9060%, 6/25/61
Ç,ž
4,329,000 4,319,146
FHF Issuer Trust 2023-2A A2, 6.7900%, 10/15/29
ž
564,871 568,188
FHF Issuer Trust 2024-1A A2, 5.6900%, 2/15/30
ž
1,278,409 1,282,420
Fig Six Trust 2026-PF1 C, 6.1550%, 8/25/56
‡,ž
5,250,000 5,230,861
FIGRE Trust 2024-HE4 B, 5.2520%, 9/25/54
‡,ž
2,318,440 2,304,863
FIGRE Trust 2025-FL1 A1, 5.2650%, 7/25/55
Ç,ž
3,590,101 3,569,797
FIGRE Trust 2025-HE3 B, 5.7100%, 5/25/55
‡,ž
3,676,720 3,664,653
FIGRE Trust 2025-HE3 C, 5.9100%, 5/25/55
‡,ž
3,456,116 3,441,937
FIGRE Trust 2025-HE4 A, 5.4080%, 7/25/55
‡,ž
5,250,313 5,210,669
FIGRE Trust 2025-HE4 B, 5.6080%, 7/25/55
‡,ž
7,670,295 7,612,720
FIGRE Trust 2025-HE4 C, 5.7090%, 7/25/55
‡,ž
9,907,234 9,829,841
FIGRE Trust 2025-HE5 B, 5.4850%, 8/25/55
‡,ž
1,184,704 1,172,886
FIGRE Trust 2025-HE6 B, 5.1440%, 9/25/55
‡,ž
5,603,353 5,508,222
FIGRE Trust 2025-HE6 C, 5.2450%, 9/25/55
‡,ž
6,357,250 6,244,088
FIGRE Trust 2026-HE1 B, 5.1830%, 1/25/56
‡,ž
3,662,353 3,595,179
FIGRE Trust 2026-HE1 C, 5.4340%, 1/25/56
‡,ž
5,164,289 5,084,932
FIGRE Trust 2026-HE4 C, 5.7030%, 5/25/56
‡,ž
6,068,842 6,003,995
FIGRE Trust 2026-HE4 D, 6.2300%, 5/25/56
‡,ž
2,300,000 2,259,771
Finance of America Structured Securities Trust 2024-S1 A1, 3.5000%, 2/25/74
Ç,ž
3,253,874 3,222,160
Finance of America Structured Securities Trust 2024-S2 A1, 3.5000%, 4/25/74
Ç,ž
13,215,672 13,045,288
FNA 9 LLC 2026-1 A, 5.5090%, 4/16/46
‡,ž
5,895,085 5,881,660
Foundation Finance Trust 2023-2A A, 6.5300%, 6/15/49
ž
1,547,663 1,584,276
Foundation Finance Trust 2025-2A B, 4.9400%, 4/15/52
ž
11,084,989 10,978,776
GS Mortgage-Backed Securities Trust 2026-AH2 A1A, CME Term Average SOFR
30 Day + 1.4000%, 5.0161%, 11/25/56
‡,ž
14,411,654 14,414,905
GS Mortgage-Backed Securities Trust 2026-AH2 M1, CME Term Average SOFR
30 Day + 1.7000%, 5.3161%, 11/25/56
‡,ž
3,324,000 3,337,372

Janus Henderson Mortgage-Backed Securities ETF
Schedule of Investments
(unaudited)
July 31, 2026

Shares/
Principal Amounts Value
Asset-Backed Securities - (continued)
GS Mortgage-Backed Securities Trust 2026-AH2 M2, CME Term Average SOFR
30 Day + 1.8500%, 5.4661%, 11/25/56
‡,ž
$ 3,735,000 $ 3,737,767
GS Mortgage-Backed Securities Trust 2026-CES1 A2, 5.2720%, 5/25/56
Ç,ž
7,000,000 6,876,314
GS Mortgage-Backed Securities Trust 2026-CES1 A3, 5.4220%, 5/25/56
Ç,ž
4,000,000 3,944,042
Hotwire Funding LLC 2021-1 B, 2.6580%, 11/20/51
ž
300,000 297,840
Huntington Bank Auto Credit-Linked Notes 2024-1 B1, 6.1530%, 5/20/32
ž
6,336,778 6,384,409
Huntington Bank Auto Credit-Linked Notes 2024-2 B1, 5.4420%, 10/20/32
ž
9,778,437 9,829,978
Huntington Bank Auto Credit-Linked Notes 2025-1 B, 4.9570%, 3/21/33
ž
4,417,579 4,416,601
J.P. Morgan Mortgage Trust 2026-CES1 A2, 5.1820%, 6/25/56
Ç,ž
4,000,000 3,921,367
J.P. Morgan Mortgage Trust 2026-CES1 A3, 5.3320%, 6/25/56
Ç,ž
5,000,000 4,907,956
MetroNet Infrastructure Issuer LLC 2025-2A A2, 5.4000%, 8/20/55
ž
10,600,000 10,585,135
NRM FNT1 Excess LLC 2024-FNT1 A, 7.3980%, 11/25/31
Ç,ž
23,187,201 23,323,556
OBX Trust 2026-CES1 A1B, 5.4240%, 4/25/56
Ç,ž
2,321,107 2,304,758
OBX Trust 2026-CES1 A2, 5.5860%, 4/25/56
Ç,ž
4,000,000 3,949,913
OBX Trust 2026-HE1 A1B, CME Term Average SOFR 30 Day + 1.5000%,
5.1161%, 2/25/56
‡,ž
3,071,469 3,075,232
OBX Trust 2026-HE1 M1, CME Term Average SOFR 30 Day + 1.6500%, 5.2661%,
2/25/56
‡,ž
2,707,000 2,725,868
OBX Trust 2026-HE2 M1, CME Term Average SOFR 30 Day + 1.6000%, 5.2161%,
6/25/56
‡,ž
4,746,000 4,768,313
OBX Trust 2026-HE2 M2, CME Term Average SOFR 30 Day + 1.8000%,
5.4161%, 6/25/56
‡,ž
3,678,000 3,684,779
RAM LLC 2026-1 A, 5.4630%, 6/15/46
ž
4,041,581 4,018,178
RCKT Mortgage Trust 2023-CES1 A1A, 6.5150%, 6/25/43
‡,ž
2,601,346 2,595,823
RCKT Mortgage Trust 2024-CES1 A1B, 6.3250%, 2/25/44
‡,ž
4,923,668 4,930,935
RCKT Mortgage Trust 2024-CES9 A1B, 5.6830%, 12/25/44
Ç,ž
6,856,341 6,850,957
RCKT Mortgage Trust 2025-CES10 A1B, 4.9950%, 11/25/55
Ç,ž
1,047,290 1,032,476
RCKT Mortgage Trust 2025-CES10 M1, 5.6620%, 11/25/55
‡,ž
763,000 749,478
RCKT Mortgage Trust 2025-CES12 M1, 5.6500%, 11/25/55
‡,ž
5,400,000 5,309,971
RCKT Mortgage Trust 2025-CES2 A1B, 5.6030%, 2/25/55
Ç,ž
2,853,774 2,844,186
RCKT Mortgage Trust 2025-CES7 A1B, 5.4780%, 7/25/55
Ç,ž
6,510,132 6,492,907
RCKT Mortgage Trust 2025-CES8 A1B, 5.2486%, 8/25/55
‡,ž
5,648,922 5,605,985
RCKT Mortgage Trust 2025-CES8 B2A, 7.2820%, 8/25/55
‡,ž
5,040,000 4,930,248
RCKT Mortgage Trust 2025-CES9 A1B, 4.9970%, 9/25/55
Ç,ž
16,193,450 15,940,486
RCKT Mortgage Trust 2026-CES1 A1B, 4.9280%, 1/25/56
Ç,ž
6,607,795 6,486,510
RCKT Mortgage Trust 2026-CES1 A3, 5.2240%, 1/25/56
Ç,ž
2,425,000 2,364,688
RCKT Mortgage Trust 2026-CES2 A2, 5.0550%, 2/25/56
Ç,ž
14,268,000 13,868,358
RCKT Mortgage Trust 2026-CES2 A3, 5.2550%, 2/25/56
Ç,ž
20,600,000 20,088,404
RCKT Mortgage Trust 2026-CES2 M1A, 5.3550%, 2/25/56
‡,ž
1,723,000 1,684,381
RCKT Mortgage Trust 2026-CES3 A2, 5.3630%, 3/25/56
Ç,ž
4,861,258 4,790,432
RCKT Mortgage Trust 2026-CES4 A2, 5.3940%, 4/25/56
Ç,ž
6,516,000 6,407,798
RCKT Mortgage Trust 2026-CES4 A3, 5.5930%, 4/25/56
Ç,ž
9,483,000 9,348,646
RCKT Mortgage Trust 2026-CES5 A2, 5.6630%, 5/25/56
Ç,ž
5,400,000 5,363,717
RCKT Mortgage Trust 2026-CES5 M1, 6.0620%, 5/25/56
‡,ž
4,250,000 4,218,655
RCKT Mortgage Trust 2026-CES6 A2, 5.6700%, 6/25/56
Ç,ž
5,700,000 5,653,927
RCKT Trust 2025-1A C, 5.1600%, 7/25/34
ž
2,750,000 2,741,143
Redaptive Equipment Issuer LLC 2026-EQ1A A, 5.4800%, 7/25/34
ž
4,000,000 3,999,414
Research-Driven Pagaya Motor Asset Trust 2026-R1A A, 5.6590%, 7/25/34
ž
5,332,818 5,354,155
Saluda Grade Alternative Mortgage Trust 2025-LOC5 A1B, CME Term SOFR 1
Month + 1.8000%, 5.5244%, 10/25/55
‡,ž
15,693,000 15,763,481
Saluda Grade Alternative Mortgage Trust 2026-HB1 A1B, CME Term SOFR 1
Month + 1.5500%, 5.2744%, 4/25/56
‡,ž
13,995,260 14,032,248
Santander Bank Auto Credit-Linked Notes 2023-B B, 5.6400%, 12/15/33
ž
1,163,048 1,170,655
Santander Bank Auto Credit-Linked Notes 2024-A B, 5.6220%, 6/15/32
ž
1,479,621 1,489,649

Janus Henderson Mortgage-Backed Securities ETF
Schedule of Investments
(unaudited)
July 31, 2026

Shares/
Principal Amounts Value
Asset-Backed Securities - (continued)
SF ABS Issuer LLC 2025-1A A2, 5.3770%, 11/25/55
ž
$ 5,750,000 $ 5,559,593
Towd Point Mortgage Trust 2025-FIX1 A1, 4.9680%, 9/25/65
Ç,ž
10,732,700 10,636,849
Towd Point Mortgage Trust 2025-FIX2 A1, 5.2490%, 10/25/65
Ç,ž
10,025,493 9,954,175
US Auto Funding 2021-1A C, 2.2000%, 5/15/26
ž
919,777 692,521
US Bank NA 2023-1 B, 6.7890%, 8/25/32
ž
1,659,425 1,666,340
Vista Point Securitization Trust 2025-CES2 A1, 5.6010%, 8/25/55
Ç,ž
10,022,372 10,002,177
Vista Point Securitization Trust 2026-CES1 A2, 5.2260%, 2/25/56
Ç,ž
2,600,000 2,535,652
Vista Point Securitization Trust 2026-CES1 A3, 5.3760%, 2/25/56
Ç,ž
4,169,000 4,066,123
Total Asset-Backed Securities (cost $574,879,900) 572,172,381
Corporate Bonds - 0 .9%
Communications - 0 .1%
Meridian Arc Holdco LLC, 6.2500%, 4/30/31
ž
6,398,000 6,147,408
Financial - 0 .7%
Figure Technology Solutions, Inc., 8.5000%, 7/31/31
ž
19,574,000 19,265,601
Rithm Capital Corp., 8.0000%, 4/1/29
ž
9,213,000 9,284,705
Rithm Capital Corp., 8.5000%, 6/1/31
ž
21,732,000 21,785,069
50,335,375
Technology - 0 .1%
CoreWeave, Inc., 9.6250%, 7/15/32
ž
5,961,000 5,335,282
Total Corporate Bonds (cost 62,823,558) 61,818,065
Commercial Mortgage-Backed Securities - 0 .7%
BMP Commercial Mortgage Trust , CME Term SOFR 1 Month + 1.3719% ,
5.0483% , 6/15/41
‡ ,ž
14,000,000 14,011,178
BX Commercial Mortgage Trust , CME Term SOFR 1 Month + 0.8445% ,
4.5205% , 10/15/36
‡ ,ž
382,219 382,217
BX Trust
2021-BXMF C, CME Term SOFR 1 Month + 1.3058%, 4.9817%, 10/15/26
‡,ž
2,891,000 2,890,140
2021-BXMF G, CME Term SOFR 1 Month + 3.4640%, 7.1400%, 10/15/26
‡,ž
2,432,500 2,430,201
Fannie Mae REMIC
2002-16 VF, CME Term Average SOFR 30 Day + 0.6645%,
4.2806%, 4/25/32
‡
5,573 5,584
2002-53 FK, CME Term Average SOFR 30 Day + 0.5145%,
4.1306%, 4/25/32
‡
13,520 13,493
2003-87 FG, CME Term Average SOFR 30 Day + 0.6145%,
4.2306%, 9/25/33
‡
6,466 6,473
2005-83 KT, CME Term Average SOFR 30 Day + 0.4145%,
4.0306%, 10/25/35
‡
11,921 11,840
2006-20 GF, CME Term Average SOFR 30 Day + 0.4645%,
4.0806%, 4/25/36
‡
47,826 47,480
2007-89 GF, CME Term Average SOFR 30 Day + 0.6345%,
4.2506%, 9/25/37
‡
11,421 11,399
2010-109 BS, CME Term Average SOFR 30 Day + 53.7407%,
13.7875%, 10/25/40
‡
41,248 44,827
2010-123 FL, CME Term Average SOFR 30 Day + 0.5445%,
4.1606%, 11/25/40
‡
7,746 7,724
2010-95 FB, CME Term Average SOFR 30 Day + 0.5145%, 4.1306%, 9/25/40
‡
4,817 4,806
2012-100 FG, CME Term Average SOFR 30 Day + 0.5145%,
4.1306%, 9/25/42
‡
6,869 6,826
2012-126 SY, CME Term Average SOFR 30 Day + 3.8855%,
0.2694%, 11/25/42
‡
473,554 229,781
2013-130 FN, CME Term Average SOFR 30 Day + 0.4645%,
4.0806%, 10/25/42
‡
79,487 78,885
2013-2 QF, CME Term Average SOFR 30 Day + 0.6145%, 4.2306%, 2/25/43
‡
21,694 21,596

Janus Henderson Mortgage-Backed Securities ETF
Schedule of Investments
(unaudited)
July 31, 2026

Shares/
Principal Amounts Value
Commercial Mortgage-Backed Securities - (continued)
Fannie Mae REMIC - (continued)
3.0000%, 7/25/28 $ 190,715 $ 189,558
3.5000%, 1/25/61
~
17,855,322 3,660,732
2022-65 FB, CME Term Average SOFR 30 Day + 0.8000%,
4.4161%, 9/25/52
‡
7,447,885 7,360,263
Freddie Mac REMIC
2410 FX, CME Term Average SOFR 30 Day + 0.4645%, 4.0899%, 2/15/32
‡
7,595 7,584
2426 FL, CME Term Average SOFR 30 Day + 0.7645%, 4.3899%, 3/15/32
‡
14,061 14,109
2469 FE, CME Term Average SOFR 30 Day + 0.6145%, 4.2399%, 7/15/32
‡
614 613
2551 FD, CME Term Average SOFR 30 Day + 0.5145%, 4.1399%, 1/15/33
‡
10,193 10,179
3028 FM, CME Term Average SOFR 30 Day + 0.3645%, 3.9899%, 9/15/35
‡
6,617 6,588
3380 FM, CME Term Average SOFR 30 Day + 0.7045%, 4.3299%, 10/15/37
‡
38,629 38,583
3721 FB, CME Term Average SOFR 30 Day + 0.6145%, 4.2399%, 9/15/40
‡
37,165 37,016
3738 FD, CME Term Average SOFR 30 Day + 0.4145%, 4.0399%, 8/15/40
‡
2,582 2,582
5164 FA, CME Term Average SOFR 30 Day + 0.2500%, 3.8661%, 11/25/51
‡
9,226,862 8,318,421
FREMF Mortgage Trust , CME Term Average SOFR 30 Day + 6.1145% ,
9.7463% , 9/25/29
‡ ,ž
890,414 886,297
Ginnie Mae
1999-27 FE, CME Term SOFR 1 Month + 0.5145%, 4.2196%, 8/16/29
‡
296 295
2004-59 FP, CME Term SOFR 1 Month + 0.4145%, 4.1196%, 8/16/34
‡
15,902 15,859
2004-69 CF, CME Term SOFR 1 Month + 0.5145%, 4.1841%, 7/20/34
‡
22,666 22,551
2005-48 AF, CME Term SOFR 1 Month + 0.3145%, 3.9841%, 6/20/35
‡
13,730 13,570
2005-65 FA, CME Term SOFR 1 Month + 0.2645%, 3.9341%, 8/20/35
‡
16,644 16,422
2007-18 FD, CME Term SOFR 1 Month + 0.4145%, 4.0841%, 4/20/37
‡
6,429 6,350
2007-37 FW, CME Term SOFR 1 Month + 0.4245%, 4.0941%, 6/20/37
‡
17,045 16,854
2007-40 FG, CME Term SOFR 1 Month + 0.4345%, 4.1041%, 7/20/37
‡
27,245 26,978
2007-59 FA, CME Term SOFR 1 Month + 0.6145%, 4.2841%, 10/20/37
‡
21,517 21,429
2007-61 FA, CME Term SOFR 1 Month + 0.6145%, 4.2841%, 10/20/37
‡
8,763 8,728
2008-13 FB, CME Term SOFR 1 Month + 0.6145%, 4.2841%, 2/20/38
‡
36,100 35,933
2008-16 FC, CME Term SOFR 1 Month + 0.6145%, 4.2841%, 2/20/38
‡
17,416 17,339
2010-125 VF, CME Term SOFR 1 Month + 0.4645%, 4.1341%, 6/20/40
‡
291 291
2010-133 FD, CME Term SOFR 1 Month + 0.5445%, 4.2496%, 10/16/40
‡
17,521 17,501
2010-6 FG, CME Term SOFR 1 Month + 0.7145%, 4.4196%, 1/16/40
‡
6,044 6,038
2012-75 FP, CME Term SOFR 1 Month + 0.4145%, 4.0841%, 7/20/41
‡
9,525 9,540
0.0000%, 5/16/41
§
3,012,368 2,265,682
2023-116 LF, CME Term Average SOFR 30 Day + 1.3000%,
4.9214%, 8/20/53
‡
3,526,355 3,552,810
GWT , CME Term SOFR 1 Month + 1.6912% , 5.3676% , 5/15/41
‡ ,ž
2,900,000 2,904,953
Total Commercial Mortgage-Backed Securities (cost $49,178,096) 49,696,098
Mortgage-Backed Securities - 141 .0%
Fannie Mae / Freddie Mac UMBS, Single Family, 30 Year
2.0000%, TBA, 30 Year Maturity
^
360,986,255 281,126,710
2.5000%, TBA, 30 Year Maturity
^
1,393,917,386 1,133,830,523
3.0000%, TBA, 30 Year Maturity
^
593,303,862 504,522,465
3.5000%, TBA, 30 Year Maturity
^
155,843,000 138,008,015
5.0000%, TBA, 30 Year Maturity
^
264,872,871 255,575,303
5.5000%, TBA, 30 Year Maturity
^
15,500,000 15,332,414
6.0000%, TBA, 30 Year Maturity
^
242,021,092 244,545,372
6.5000%, TBA, 30 Year Maturity
^
174,168,000 179,460,966
Fannie Mae Pool
Pool # AB6280, 3.0000%, 9/1/42 175,922 156,853
Pool # AB9283, 3.0000%, 4/1/38 122,155 113,086
Pool # AR9225, 3.0000%, 3/1/43 308,562 273,524
Pool # AS8547, 3.0000%, 11/1/46 69,828 60,954

Janus Henderson Mortgage-Backed Securities ETF
Schedule of Investments
(unaudited)
July 31, 2026

Shares/
Principal Amounts Value
Mortgage-Backed Securities - (continued)
Fannie Mae Pool - (continued)
Pool # BF0167, 3.0000%, 2/1/57 $ 1,335,471 $ 1,122,663
Pool # BF0226, 3.5000%, 1/1/58 20,914,769 18,731,220
Pool # BF0598, 2.5000%, 3/1/62 41,789,990 33,756,586
Pool # BF0646, 2.5000%, 6/1/62 45,928,366 37,095,875
Pool # BF0698, 3.5000%, 12/1/62 30,811,864 27,079,253
Pool # BF0713, 4.0000%, 3/1/63 19,248,046 17,641,089
Pool # BF0731, 2.5000%, 6/1/63 14,159,740 11,429,006
Pool # BF0783, 3.5000%, 12/1/63 11,495,802 10,101,111
Pool # BF0801, 2.5000%, 4/1/64 18,184,030 14,644,953
Pool # BF0806, 3.5000%, 4/1/64 17,009,063 14,996,045
Pool # BF0807, 3.5000%, 4/1/64 20,619,089 18,117,546
Pool # MA1229, 3.0000%, 10/1/42 135,073 120,868
Pool # MA1327, 3.0000%, 1/1/43 221,821 197,776
Pool # MA1447, 3.0000%, 5/1/43 72,089 63,903
Fannie Mae Pool UMBS, 15 Year
Pool # AS7643, 2.5000%, 8/1/31 6,769 6,498
Pool # AS8207, 2.5000%, 10/1/31 7,645 7,334
Pool # BM1036, 2.5000%, 2/1/32 6,732 6,457
Pool # BO5957, 3.0000%, 12/1/34 40,304 38,266
Pool # BO7717, 3.0000%, 11/1/34 22,302 21,283
Fannie Mae Pool UMBS, 30 Year
Pool # AB7563, 3.0000%, 1/1/43 154,061 137,837
Pool # AB9341, 3.0000%, 5/1/43 823,750 736,335
Pool # AL6842, 4.0000%, 5/1/45 570,587 535,315
Pool # AS6811, 3.0000%, 3/1/46 1,187,223 1,043,973
Pool # AS7492, 4.0000%, 7/1/46 1,070,771 997,268
Pool # AS8649, 3.0000%, 1/1/47 290,991 254,835
Pool # AZ0869, 4.0000%, 7/1/45 475,905 445,738
Pool # BC0870, 3.5000%, 1/1/46 34,450 31,249
Pool # BD2453, 3.0000%, 1/1/47 63,426 55,702
Pool # BE3616, 4.0000%, 5/1/47 209,317 195,935
Pool # BJ9181, 5.0000%, 5/1/48 1,053,709 1,037,386
Pool # BK9507, 4.0000%, 10/1/48 568,175 527,475
Pool # BM3282, 3.5000%, 12/1/47 106,108 96,221
Pool # BN3899, 4.0000%, 12/1/48 247,692 229,450
Pool # BN4541, 4.0000%, 2/1/49 807,513 748,043
Pool # BO2983, 3.0000%, 9/1/49 185,848 162,892
Pool # BT8051, 5.5000%, 1/1/53 1,146,688 1,149,483
Pool # BV4203, 3.5000%, 4/1/52 966,025 869,016
Pool # BV5393, 3.5000%, 4/1/52 2,712,285 2,439,914
Pool # BV6879, 4.5000%, 4/1/52 401,210 380,190
Pool # BV7131, 4.5000%, 4/1/52 88,010 83,388
Pool # BV7132, 4.5000%, 4/1/52 159,728 151,345
Pool # BV7632, 4.5000%, 4/1/52 308,188 292,042
Pool # BV8484, 3.5000%, 4/1/52 973,073 875,356
Pool # BW0072, 4.5000%, 4/1/52 74,619 70,703
Pool # BW0081, 4.5000%, 4/1/52 226,968 215,055
Pool # BW0343, 4.5000%, 5/1/52 580,311 549,855
Pool # BX0804, 5.5000%, 11/1/52 1,107,625 1,107,797
Pool # BX5986, 5.5000%, 3/1/53 4,674,215 4,679,959
Pool # BX6124, 6.5000%, 1/1/53 2,910,825 3,044,096
Pool # BX7860, 5.5000%, 3/1/53 1,239,923 1,240,557
Pool # BX8072, 5.5000%, 3/1/53 1,855,656 1,857,158

Janus Henderson Mortgage-Backed Securities ETF
Schedule of Investments
(unaudited)
July 31, 2026

Shares/
Principal Amounts Value
Mortgage-Backed Securities - (continued)
Fannie Mae Pool UMBS, 30 Year - (continued)
Pool # BX8700, 5.5000%, 3/1/53 $ 2,725,947 $ 2,728,154
Pool # BX9326, 5.5000%, 3/1/53 4,414,859 4,418,434
Pool # BY0327, 6.5000%, 5/1/53 1,224,472 1,265,368
Pool # BY0335, 6.0000%, 5/1/53 3,198,146 3,247,485
Pool # BY0337, 6.5000%, 5/1/53 3,961,985 4,098,437
Pool # BY0338, 6.5000%, 5/1/53 1,891,597 1,960,685
Pool # BY0361, 6.5000%, 6/1/53 815,813 843,426
Pool # BY0782, 5.5000%, 4/1/53 735,760 736,664
Pool # BY0866, 5.5000%, 5/1/53 688,771 687,722
Pool # BY1896, 5.5000%, 5/1/53 1,343,831 1,339,938
Pool # BY5913, 5.5000%, 9/1/53 2,293,342 2,296,160
Pool # BY8533, 6.5000%, 8/1/53 2,289,782 2,371,967
Pool # CA0108, 3.5000%, 8/1/47 97,619 88,522
Pool # CA0706, 4.0000%, 11/1/47 4,972,334 4,615,369
Pool # CA4646, 3.0000%, 2/1/48 377,962 334,282
Pool # CA5386, 4.5000%, 3/1/50 5,734,441 5,461,878
Pool # CA5573, 4.0000%, 4/1/50 1,377,009 1,270,170
Pool # CB2681, 3.5000%, 1/1/52 1,576,409 1,422,860
Pool # CB2907, 3.5000%, 2/1/52 4,135,422 3,732,295
Pool # CB4329, 3.5000%, 7/1/52 397,589 357,871
Pool # CB6864, 5.0000%, 8/1/53 635,754 620,109
Pool # CB7112, 5.5000%, 9/1/53 19,117,897 19,133,377
Pool # CB9331, 5.5000%, 10/1/54 71,264,107 71,351,773
Pool # CB9654, 5.0000%, 12/1/54 50,137,613 48,787,350
Pool # CB9787, 5.0000%, 1/1/55 128,807,582 125,338,647
Pool # CC0097, 5.5000%, 3/1/55 12,526,921 12,574,200
Pool # CC0990, 5.0000%, 9/1/55 778,871 760,070
Pool # CC1195, 5.0000%, 10/1/55 21,366,899 20,878,129
Pool # CC1844, 5.5000%, 1/1/56 9,976,270 10,013,923
Pool # CC1926, 5.0000%, 2/1/56 41,564,459 40,701,197
Pool # CC2016, 5.5000%, 2/1/56 33,427,019 33,553,180
Pool # CC2018, 5.5000%, 2/1/56 45,867,927 45,954,354
Pool # DA0026, 6.0000%, 9/1/53 7,698,739 7,845,776
Pool # DA0036, 6.5000%, 9/1/53 1,337,692 1,385,704
Pool # DA1468, 6.0000%, 9/1/53 5,706,055 5,838,267
Pool # DA1525, 6.0000%, 10/1/53 13,839,333 14,103,648
Pool # DA3538, 6.0000%, 10/1/53 1,664,137 1,695,920
Pool # DA3549, 6.5000%, 10/1/53 1,812,981 1,886,265
Pool # DA5019, 6.5000%, 11/1/53 4,066,743 4,231,127
Pool # DA5072, 6.5000%, 11/1/53 3,278,177 3,395,837
Pool # DB3056, 5.5000%, 5/1/54 1,167,302 1,171,216
Pool # DB4017, 6.0000%, 5/1/54 5,534,175 5,625,285
Pool # DB4019, 6.0000%, 5/1/54 4,898,557 4,980,273
Pool # DC1102, 5.5000%, 9/1/54 2,345,309 2,348,194
Pool # DC1302, 5.0000%, 8/1/54 2,400,676 2,326,853
Pool # DC5656, 5.0000%, 11/1/54 4,543,804 4,408,678
Pool # DC9709, 6.0000%, 1/1/55 1,277,327 1,304,608
Pool # DD3307, 6.0000%, 2/1/55 3,354,645 3,409,919
Pool # DD4221, 6.0000%, 2/1/55 1,454,066 1,478,025
Pool # DD5556, 6.0000%, 3/1/55 4,633,931 4,710,285
Pool # DD8279, 6.0000%, 4/1/55 2,259,899 2,298,069
Pool # DE1157, 6.0000%, 6/1/55 9,749,095 9,909,732
Pool # DE2839, 6.0000%, 6/1/55 2,257,872 2,296,008

Janus Henderson Mortgage-Backed Securities ETF
Schedule of Investments
(unaudited)
July 31, 2026

Shares/
Principal Amounts Value
Mortgage-Backed Securities - (continued)
Fannie Mae Pool UMBS, 30 Year - (continued)
Pool # DE6043, 6.0000%, 8/1/55 $ 10,745,398 $ 10,922,451
Pool # DE6050, 6.0000%, 8/1/55 5,616,820 5,743,144
Pool # DE7795, 6.0000%, 8/1/55 3,477,531 3,536,268
Pool # DE7796, 6.0000%, 8/1/55 5,252,153 5,338,692
Pool # DE9377, 6.0000%, 9/1/55 3,915,060 3,981,187
Pool # DF0313, 6.0000%, 9/1/55 1,975,875 2,009,248
Pool # DF0998, 6.0000%, 10/1/55 1,757,897 1,787,589
Pool # DF1002, 6.0000%, 10/1/55 3,111,746 3,170,186
Pool # DF2677, 6.0000%, 11/1/55 5,841,866 5,943,913
Pool # DF5622, 6.0000%, 11/1/55 2,504,889 2,547,198
Pool # DH1175, 5.5000%, 5/1/56 7,829,000 7,786,578
Pool # DH1918, 6.0000%, 6/1/56 2,861,860 2,910,655
Pool # DH1921, 6.0000%, 6/1/56 4,005,923 4,072,478
Pool # FA0339, 5.5000%, 1/1/55 6,307,226 6,326,520
Pool # FA0470, 6.0000%, 1/1/55 9,660,871 9,819,920
Pool # FA0573, 5.0000%, 1/1/55 58,376,067 57,043,765
Pool # FA0574, 5.5000%, 1/1/55 62,898,913 63,091,321
Pool # FA0576, 5.5000%, 1/1/55 32,213,982 32,279,436
Pool # FA1358, 4.5000%, 5/1/50 16,097,912 15,390,783
Pool # FA1549, 5.5000%, 5/1/55 17,110,972 17,143,214
Pool # FA1557, 6.0000%, 5/1/55 28,491,930 28,960,999
Pool # FA1560, 5.5000%, 4/1/55 28,539,555 28,626,858
Pool # FA1613, 5.0000%, 4/1/55 7,098,815 6,936,801
Pool # FA1798, 4.0000%, 8/1/52 27,643,905 25,497,883
Pool # FA1951, 6.0000%, 6/1/55 30,223,898 30,734,389
Pool # FA2246, 5.5000%, 7/1/55 47,390,948 47,479,342
Pool # FA2754, 4.5000%, 1/1/49 111,626,170 106,414,020
Pool # FA3025, 5.5000%, 9/1/55 83,063,986 83,216,963
Pool # FA3036, 5.5000%, 10/1/55 71,084,791 71,353,081
Pool # FA3037, 5.5000%, 10/1/55 66,140,488 66,265,115
Pool # FA3105, 6.0000%, 5/1/55 25,892,463 26,369,107
Pool # FA3128, 5.5000%, 10/1/55 44,733,390 44,815,774
Pool # FA3191, 5.5000%, 10/1/55 30,991,652 31,050,048
Pool # FA3435, 5.0000%, 11/1/55 40,352,881 39,429,804
Pool # FA3563, 5.5000%, 11/1/55 12,964,471 13,013,402
Pool # FA3572, 5.0000%, 11/1/55 44,652,401 43,633,310
Pool # FA3682, 5.5000%, 2/1/55 29,403,202 29,493,146
Pool # FA3714, 5.0000%, 11/1/55 23,423,147 22,899,318
Pool # FA3788, 5.5000%, 11/1/55 3,893,177 3,907,870
Pool # FA4000, 5.0000%, 6/1/55 53,206,908 51,992,580
Pool # FA4117, 4.5000%, 9/1/51 28,020,702 26,833,267
Pool # FA4155, 5.0000%, 1/1/56 44,968,761 43,918,856
Pool # FA4202, 5.0000%, 1/1/56 42,841,915 41,807,722
Pool # FA4270, 5.0000%, 12/1/55 57,392,358 56,011,227
Pool # FA4386, 5.5000%, 1/1/56 21,429,636 21,510,516
Pool # FA4553, 5.0000%, 2/1/56 85,410,454 83,456,680
Pool # FA4709, 5.5000%, 7/1/55 9,410,915 9,446,219
Pool # FA4849, 5.0000%, 2/1/56 30,759,159 30,055,539
Pool # FA4990, 5.0000%, 3/1/56 58,247,499 56,841,419
Pool # FA5046, 5.0000%, 3/1/56 56,146,304 54,790,947
Pool # FA5284, 5.5000%, 4/1/56 19,317,212 19,267,364
Pool # FA5419, 4.5000%, 8/1/53 140,485,899 133,037,978
Pool # FA5549, 5.0000%, 3/1/56 93,728,332 90,843,964

Janus Henderson Mortgage-Backed Securities ETF
Schedule of Investments
(unaudited)
July 31, 2026

Shares/
Principal Amounts Value
Mortgage-Backed Securities - (continued)
Fannie Mae Pool UMBS, 30 Year - (continued)
Pool # FA5633, 4.5000%, 9/1/53 $ 320,303,731 $ 306,495,563
Pool # FA5758, 5.5000%, 2/1/56 24,268,746 24,298,601
Pool # FM1540, 4.0000%, 9/1/49 3,086,512 2,858,054
Pool # FM1598, 4.0000%, 2/1/49 939,181 870,015
Pool # FM3447, 4.0000%, 11/1/49 340,816 315,615
Pool # FM4129, 4.0000%, 9/1/50 6,257,825 5,794,902
Pool # FM4738, 4.0000%, 9/1/50 15,142,346 13,969,573
Pool # FM5036, 4.0000%, 3/1/50 2,817,670 2,610,161
Pool # FM5076, 4.0000%, 8/1/50 1,606,595 1,481,944
Pool # FM7031, 4.0000%, 1/1/51 3,380,917 3,130,813
Pool # FM7460, 4.0000%, 3/1/51 100,545,395 93,107,526
Pool # FM7840, 4.0000%, 4/1/50 21,935,104 20,312,450
Pool # FM9138, 4.0000%, 3/1/50 1,136,712 1,052,999
Pool # FS0088, 4.0000%, 3/1/50 5,448,448 5,058,152
Pool # FS1133, 4.0000%, 10/1/51 105,839,864 98,010,336
Pool # FS1578, 4.0000%, 10/1/50 5,615,394 5,200,179
Pool # FS1640, 4.0000%, 4/1/52 2,023,281 1,869,851
Pool # FS2135, 4.0000%, 11/1/49 3,766,618 3,489,223
Pool # FS2144, 3.5000%, 6/1/52 9,529,926 8,577,908
Pool # FS2546, 4.0000%, 3/1/51 147,874 136,984
Pool # FS2548, 4.0000%, 3/1/51 279,231 258,575
Pool # FS2863, 4.0000%, 9/1/52 18,430,351 16,996,740
Pool # FS3001, 4.0000%, 10/1/51 2,008,444 1,859,868
Pool # FS3246, 5.5000%, 11/1/52 3,883,929 3,893,396
Pool # FS4356, 6.0000%, 5/1/53 5,731,583 5,826,030
Pool # FS4781, 4.0000%, 10/1/51 20,921,177 19,373,528
Pool # FS5028, 4.0000%, 10/1/51 18,922,232 17,522,456
Pool # FS6236, 6.5000%, 11/1/53 9,438,543 9,779,328
Pool # FS6382, 4.0000%, 8/1/51 19,882,089 18,417,864
Pool # FS6662, 4.0000%, 10/1/51 9,826,520 9,099,601
Pool # FS7117, 6.5000%, 2/1/54 7,903,250 8,188,601
Pool # FS7225, 4.0000%, 8/1/51 21,077,079 19,524,849
Pool # FS7397, 6.0000%, 3/1/54 5,531,102 5,622,161
Pool # FS7541, 4.0000%, 6/1/52 12,055,110 11,163,331
Pool # FS8660, 5.5000%, 8/1/54 14,494,579 14,512,410
Pool # FS8717, 6.0000%, 7/1/54 11,156,262 11,339,930
Pool # FS8993, 6.0000%, 7/1/54 57,649,623 58,599,594
Pool # FS9005, 5.5000%, 9/1/54 77,476,100 77,571,408
Pool # FS9116, 6.0000%, 9/1/54 13,185,342 13,402,415
Pool # FS9779, 5.5000%, 11/1/54 39,753,133 39,819,751
Pool # FS9909, 5.0000%, 11/1/54 9,886,784 9,661,140
Pool # MA3149, 4.0000%, 10/1/47 1,179,736 1,094,845
Pool # MA3415, 4.0000%, 7/1/48 1,423,993 1,319,123
Pool # MA3521, 4.0000%, 11/1/48 1,684,356 1,560,311
Pool # MA3687, 4.0000%, 6/1/49 218,100 201,966
Pool # MA4026, 4.0000%, 5/1/50 3,158,960 2,914,299
Pool # MA4056, 4.0000%, 6/1/50 2,958,079 2,728,976
Freddie Mac Gold Pool
Pool # ZN0650, 3.0000%, 3/1/43 1,020 904
Pool # ZT1926, 3.0000%, 11/1/43 726,500 647,748
Freddie Mac Gold Pool, 30 Year
Pool # Q57869, 4.0000%, 8/1/48 2,638,473 2,447,524
Pool # Q58477, 4.0000%, 9/1/48 1,451,206 1,345,774

Janus Henderson Mortgage-Backed Securities ETF
Schedule of Investments
(unaudited)
July 31, 2026

Shares/
Principal Amounts Value
Mortgage-Backed Securities - (continued)
Freddie Mac Pool UMBS, 15 Year
Pool # SB0040, 2.5000%, 12/1/33 $ 191,964 $ 183,955
Pool # SB0116, 2.5000%, 11/1/34 451,148 423,956
Pool # ZK8405, 2.5000%, 12/1/31 5,860 5,613
Pool # ZK8962, 3.0000%, 9/1/32 46,205 44,486
Pool # ZK9163, 3.0000%, 1/1/33 27,728 26,670
Pool # ZS7403, 3.0000%, 5/1/31 39,514 38,471
Freddie Mac Pool UMBS, 30 Year
Pool # QA1615, 3.5000%, 8/1/49 230,563 207,114
Pool # QA2159, 3.0000%, 8/1/49 74,091 63,218
Pool # QA8274, 3.5000%, 3/1/50 382,027 341,024
Pool # QD9191, 3.5000%, 4/1/52 490,230 441,001
Pool # QE0318, 4.5000%, 3/1/52 106,848 101,251
Pool # QE1073, 3.5000%, 4/1/52 637,974 573,908
Pool # QF2561, 5.5000%, 11/1/52 1,166,598 1,169,442
Pool # QF7280, 5.5000%, 1/1/53 3,347,984 3,356,144
Pool # QF7810, 5.5000%, 1/1/53 3,323,238 3,331,338
Pool # QF9276, 5.5000%, 3/1/53 2,546,213 2,549,342
Pool # QF9863, 5.5000%, 3/1/53 4,755,630 4,759,480
Pool # QG2539, 6.5000%, 5/1/53 2,367,889 2,441,383
Pool # QG2540, 6.5000%, 5/1/53 540,321 558,651
Pool # QG2543, 5.5000%, 5/1/53 2,042,902 2,036,983
Pool # QG3397, 6.0000%, 5/1/53 335,067 340,588
Pool # QG3885, 6.5000%, 6/1/53 961,871 991,725
Pool # QG3912, 5.5000%, 6/1/53 6,450,173 6,431,487
Pool # QG4340, 6.5000%, 6/1/53 1,289,930 1,329,966
Pool # QG6538, 5.5000%, 7/1/53 892,944 894,042
Pool # QG6755, 5.5000%, 6/1/53 11,550,546 11,564,741
Pool # QG6948, 5.5000%, 7/1/53 836,132 837,159
Pool # QG7338, 6.0000%, 7/1/53 697,143 708,630
Pool # QH0826, 5.5000%, 9/1/53 3,354,707 3,358,830
Pool # QH1144, 5.5000%, 9/1/53 3,060,347 3,064,108
Pool # QH1500, 6.0000%, 9/1/53 6,467,167 6,617,015
Pool # QH2259, 6.0000%, 9/1/53 4,077,866 4,155,748
Pool # QH3192, 6.0000%, 10/1/53 12,679,722 12,903,821
Pool # QH3306, 6.0000%, 10/1/53 9,858,580 10,087,009
Pool # QH3309, 5.5000%, 10/1/53 882,230 879,675
Pool # QH4373, 6.0000%, 11/1/53 8,804,625 8,960,237
Pool # QH4473, 6.0000%, 11/1/53 4,152,284 4,225,671
Pool # QH4638, 6.0000%, 11/1/53 5,117,375 5,207,818
Pool # QH5204, 6.5000%, 11/1/53 3,462,256 3,602,206
Pool # QH6041, 5.5000%, 12/1/53 3,098,956 3,089,978
Pool # QH7013, 6.5000%, 12/1/53 116,440 120,008
Pool # QH7040, 6.0000%, 12/1/53 5,641,267 5,740,970
Pool # QH7549, 6.0000%, 12/1/53 3,136,664 3,192,100
Pool # QI4878, 6.0000%, 4/1/54 1,483,154 1,509,331
Pool # QI7710, 5.5000%, 6/1/54 2,399,910 2,402,863
Pool # QI8221, 6.0000%, 6/1/54 3,308,269 3,362,734
Pool # QJ9063, 5.0000%, 11/1/54 17,804,280 17,310,004
Pool # QJ9072, 6.0000%, 11/1/54 4,571,796 4,647,063
Pool # QX5273, 6.0000%, 2/1/55 2,895,132 2,946,231
Pool # QX6719, 6.0000%, 2/1/55 3,490,802 3,548,320
Pool # QX7432, 6.0000%, 2/1/55 1,646,458 1,673,587
Pool # QX9929, 6.0000%, 4/1/55 5,848,051 5,948,112

Janus Henderson Mortgage-Backed Securities ETF
Schedule of Investments
(unaudited)
July 31, 2026

Shares/
Principal Amounts Value
Mortgage-Backed Securities - (continued)
Freddie Mac Pool UMBS, 30 Year - (continued)
Pool # QY7439, 6.0000%, 6/1/55 $ 1,401,404 $ 1,425,074
Pool # QY8779, 6.0000%, 7/1/55 15,978,308 16,337,665
Pool # QY9874, 6.0000%, 8/1/55 7,298,326 7,418,581
Pool # QY9883, 6.0000%, 8/1/55 1,985,863 2,019,404
Pool # QZ1060, 6.0000%, 8/1/55 4,183,847 4,254,514
Pool # QZ3837, 6.0000%, 9/1/55 2,958,454 3,008,423
Pool # QZ4131, 6.0000%, 9/1/55 2,326,845 2,365,185
Pool # QZ4132, 6.0000%, 9/1/55 1,405,807 1,429,551
Pool # QZ4951, 6.0000%, 10/1/55 2,664,274 2,709,274
Pool # QZ7654, 6.0000%, 11/1/55 3,815,183 3,879,623
Pool # RA1100, 4.0000%, 7/1/49 4,475,095 4,143,857
Pool # RJ2205, 5.5000%, 8/1/54 33,618,678 33,660,035
Pool # RJ4363, 5.5000%, 6/1/55 71,086,019 71,354,313
Pool # RJ6445, 5.0000%, 4/1/56 69,141,446 66,802,824
Pool # RJ6942, 5.5000%, 6/1/56 55,155,234 55,257,310
Pool # SD0943, 3.5000%, 4/1/52 1,673,817 1,510,651
Pool # SD0985, 4.5000%, 10/1/50 15,313,304 14,664,371
Pool # SD1046, 4.0000%, 7/1/52 75,866,903 69,971,428
Pool # SD1111, 4.0000%, 6/1/50 3,060,556 2,843,424
Pool # SD1414, 4.0000%, 10/1/50 425,447 393,974
Pool # SD1551, 4.0000%, 3/1/50 1,747,127 1,618,459
Pool # SD3271, 5.5000%, 6/1/53 22,732,019 22,759,955
Pool # SD3469, 5.5000%, 8/1/53 6,442,914 6,448,131
Pool # SD3523, 3.0000%, 6/1/52 2,672,603 2,297,895
Pool # SD3669, 5.5000%, 9/1/53 21,368,450 21,385,752
Pool # SD3813, 6.0000%, 7/1/53 5,017,225 5,111,499
Pool # SD4456, 4.0000%, 8/1/50 1,557,715 1,442,482
Pool # SD5061, 5.5000%, 3/1/54 19,329,755 19,402,269
Pool # SD5223, 6.0000%, 4/1/54 5,373,684 5,462,152
Pool # SD5224, 6.0000%, 3/1/54 9,006,977 9,155,397
Pool # SD5963, 6.0000%, 7/1/54 12,185,353 12,385,963
Pool # SD6178, 4.5000%, 1/1/51 13,807,931 13,201,393
Pool # SD6558, 6.0000%, 9/1/54 10,830,837 11,009,148
Pool # SD6905, 6.0000%, 11/1/54 2,518,392 2,560,403
Pool # SD7343, 5.5000%, 1/1/55 42,037,182 42,084,666
Pool # SD7417, 5.5000%, 1/1/55 7,717,774 7,741,383
Pool # SD8003, 4.0000%, 7/1/49 1,154,919 1,069,484
Pool # SI2017, 4.0000%, 12/1/48 1,884,171 1,745,539
Pool # SI2101, 4.0000%, 9/1/48 36,763,319 34,055,869
Pool # SL0046, 6.0000%, 1/1/55 32,909,685 33,451,484
Pool # SL0238, 5.0000%, 5/1/54 28,582,632 27,812,869
Pool # SL0239, 5.0000%, 1/1/55 48,776,670 47,463,059
Pool # SL0850, 4.0000%, 7/1/49 18,248,406 17,234,702
Pool # SL0860, 5.5000%, 4/1/55 34,201,633 34,243,707
Pool # SL0938, 4.0000%, 7/1/50 35,765,053 33,652,619
Pool # SL1188, 5.5000%, 4/1/55 54,208,801 54,309,912
Pool # SL1291, 4.0000%, 11/1/54 28,980,327 26,723,845
Pool # SL1632, 4.0000%, 11/1/53 35,312,470 32,562,950
Pool # SL2464, 4.5000%, 12/1/48 78,557,545 74,889,465
Pool # SL2558, 6.0000%, 8/1/55 26,127,498 26,712,683
Pool # SL3899, 5.0000%, 1/1/56 108,701,702 105,772,106
Pool # SL3985, 5.0000%, 1/1/56 65,638,880 63,686,735
Pool # SL3988, 5.0000%, 1/1/56 13,387,594 13,081,352

Janus Henderson Mortgage-Backed Securities ETF
Schedule of Investments
(unaudited)
July 31, 2026

Shares/
Principal Amounts Value
Mortgage-Backed Securities - (continued)
Freddie Mac Pool UMBS, 30 Year - (continued)
Pool # SL4437, 6.0000%, 9/1/54 $ 24,126,404 $ 24,774,110
Pool # SL4452, 5.0000%, 3/1/56 34,592,311 33,801,008
Pool # SL4515, 5.0000%, 4/1/56 63,838,741 61,940,133
Pool # SL4658, 5.0000%, 1/1/56 12,824,475 12,443,066
Pool # SL4976, 5.0000%, 4/1/56 12,839,484 12,457,768
Pool # SL5145, 5.0000%, 2/1/56 78,988,941 76,558,159
Pool # SL5254, 4.5000%, 9/1/51 84,141,851 80,514,529
Pool # TA0253, 6.0000%, 12/1/55 3,037,509 3,088,813
Pool # TA1465, 6.0000%, 12/1/55 2,899,371 2,948,343
Pool # TA2575, 5.5000%, 1/1/56 5,022,965 5,032,216
Pool # TB3130, 5.5000%, 5/1/56 20,349,147 20,371,776
Pool # TB3678, 6.0000%, 5/1/56 4,706,242 4,786,483
Pool # TB4407, 6.0000%, 6/1/56 2,845,852 2,894,374
Pool # TB4408, 6.0000%, 6/1/56 4,195,879 4,265,590
Pool # TB5153, 5.5000%, 6/1/56 20,131,121 20,153,508
Pool # ZM2269, 3.0000%, 12/1/46 11,031 9,674
Pool # ZM7926, 5.0000%, 9/1/48 76,085 74,911
Pool # ZM8197, 4.0000%, 9/1/48 863,434 799,905
Pool # ZN2165, 4.5000%, 12/1/48 22,232 21,358
Pool # ZN4240, 4.5000%, 12/1/48 242,700 232,790
Pool # ZN6461, 4.0000%, 5/1/49 283,037 262,325
Pool # ZT0252, 3.0000%, 12/1/47 15,720 13,805
Pool # ZT0391, 4.0000%, 11/1/47 273,358 254,955
Pool # ZT1320, 4.0000%, 11/1/48 150,395 139,319
Pool # ZT1633, 4.0000%, 3/1/47 102,108 95,645
Pool # ZT2087, 4.0000%, 6/1/49 1,096,261 1,015,165
Pool # ZT2413, 4.0000%, 2/1/41 37,796,005 35,916,904
Galaxy Senior Participation Interest Trust 1 , 2.3760% , 7/31/26
¢ ,‡
13,808,763 13,808,763
Ginnie Mae II Pool
Pool # MA5753, 4.0000%, 2/20/49 134,847 121,588
Pool # MA5866, 4.0000%, 4/20/49 122,902 111,376
Ginnie Mae II Pool, 30 Year
Pool # BF6874, 4.5000%, 7/20/48 124,119 119,092
Pool # BK5879, 4.5000%, 11/20/48 109,680 104,404
Pool # MA5021, 4.5000%, 2/20/48 842,535 806,300
Pool # MA5192, 4.0000%, 5/20/48 202,482 187,250
Pool # MA5264, 4.0000%, 6/20/48 672,926 622,306
Ginnie Mae II UMBS, Single Family, 30 Year
2.5000%, TBA, 30 Year Maturity
^
710,603,414 592,996,417
3.0000%, TBA, 30 Year Maturity
^
182,289,962 158,134,172
3.5000%, TBA, 30 Year Maturity
^
132,283,377 115,676,257
4.0000%, TBA, 30 Year Maturity
^
102,070,688 92,345,699
4.5000%, TBA, 30 Year Maturity
^
113,901,488 106,771,483
5.0000%, TBA, 30 Year Maturity
^
198,508,194 192,093,600
5.5000%, TBA, 30 Year Maturity
^
164,697,000 163,577,390
Total Mortgage-Backed Securities (cost $9,621,517,117) 9,444,743,263
Residential Mortgage-Backed Securities - 11 .1%
ABL , 7.4570% , 9/25/29
Ç ,ž
4,840,000 4,843,984
Arixa Mortgage Trust , 6.0510% , 5/25/31
Ç ,ž
4,919,000 4,892,057
Bayview Opportunity Master Fund VII Trust
5.7960%, 7/25/56
Ç,ž
7,356,000 7,303,844
6.0950%, 7/25/56
‡,ž
5,721,000 5,690,966
5.9380%, 5/25/56
Ç,ž
2,450,000 2,449,976

Janus Henderson Mortgage-Backed Securities ETF
Schedule of Investments
(unaudited)
July 31, 2026

Shares/
Principal Amounts Value
Residential Mortgage-Backed Securities - (continued)
Bayview Opportunity Master Fund VII Trust - (continued)
5.9880%, 5/25/56
Ç,ž
$ 4,900,000 $ 4,899,977
6.2370%, 5/25/56
‡,ž
4,900,000 4,899,955
Brean Asset-Backed Securities Trust
4.5000%, 5/25/64
ž
7,996,549 7,833,623
5.0000%, 9/25/64
ž
5,659,614 5,593,498
Central Park Funding Trust , 7.2500% , 7/27/28
ž
13,800,000 13,800,000
Chase Mortgage Finance Corp.
2021-CL1 M1, CME Term Average SOFR 30 Day + 1.2000%,
4.8161%, 2/25/50
‡,ž
2,732,884 2,690,526
2021-CL1 M2, CME Term Average SOFR 30 Day + 1.3500%,
4.9661%, 2/25/50
‡,ž
1,605,569 1,570,205
2021-CL1 M3, CME Term Average SOFR 30 Day + 1.5500%,
5.1661%, 2/25/50
‡,ž
1,782,296 1,741,682
Connecticut Avenue Securities Trust
2021-R01 1B2, CME Term Average SOFR 30 Day + 6.0000%,
9.6161%, 10/25/41
‡,ž
8,220,000 8,304,363
2021-R02 2B2, CME Term Average SOFR 30 Day + 6.2000%,
9.8161%, 11/25/41
‡,ž
5,616,000 5,698,063
2022-R01 1B1, CME Term Average SOFR 30 Day + 3.1500%,
6.7661%, 12/25/41
‡,ž
310,000 312,171
2022-R01 1B2, CME Term Average SOFR 30 Day + 6.0000%,
9.6161%, 12/25/41
‡,ž
8,210,585 8,357,161
2022-R02 2B2, CME Term Average SOFR 30 Day + 7.6500%,
11.2661%, 1/25/42
‡,ž
15,154,500 15,609,554
2022-R04 1B2, CME Term Average SOFR 30 Day + 9.5000%,
13.1161%, 3/25/42
‡,ž
10,118,401 10,631,436
2022-R05 2B2, CME Term Average SOFR 30 Day + 7.0000%,
10.6161%, 4/25/42
‡,ž
6,153,812 6,398,403
2022-R06 1B2, CME Term Average SOFR 30 Day + 10.6000%,
14.2161%, 5/25/42
‡,ž
10,436,475 11,191,126
2022-R07 1B2, CME Term Average SOFR 30 Day + 12.0000%,
15.6161%, 6/25/42
‡,ž
3,206,201 3,502,599
2023-R02 1B2, CME Term Average SOFR 30 Day + 7.9000%,
11.5161%, 1/25/43
‡,ž
1,090,000 1,188,100
2023-R03 2B1, CME Term Average SOFR 30 Day + 6.3500%,
9.9661%, 4/25/43
‡,ž
5,626,000 6,095,484
2023-R05 1B1, CME Term Average SOFR 30 Day + 4.7500%,
8.3661%, 6/25/43
‡,ž
4,312,000 4,565,766
2023-R06 1B1, CME Term Average SOFR 30 Day + 3.9000%,
7.5161%, 7/25/43
‡,ž
19,155,535 20,090,542
2023-R08 1B1, CME Term Average SOFR 30 Day + 3.5500%,
7.1661%, 10/25/43
‡,ž
3,750,000 3,927,620
2024-R01 1B1, CME Term Average SOFR 30 Day + 2.7000%,
6.3161%, 1/25/44
‡,ž
4,595,000 4,729,986
2024-R06 1M2, CME Term Average SOFR 30 Day + 1.6000%,
5.2161%, 9/25/44
‡,ž
2,242,211 2,245,338
2025-R01 1M2, CME Term Average SOFR 30 Day + 1.5000%,
5.1161%, 1/25/45
‡,ž
7,585,000 7,595,411
2025-R05 2M2, CME Term Average SOFR 30 Day + 1.6000%,
5.2161%, 7/25/45
‡,ž
9,254,000 9,282,919
Easy Street Mortgage Loan Trust , 5.6060% , 10/25/40
Ç ,ž
4,100,000 4,076,320
EFMT , 5.2210% , 11/25/40
Ç ,ž
3,108,000 3,091,847
Finance of America Structured Securities Trust
3.5000%, 4/25/74
ž
18,733,568 18,395,321

Janus Henderson Mortgage-Backed Securities ETF
Schedule of Investments
(unaudited)
July 31, 2026

Shares/
Principal Amounts Value
Residential Mortgage-Backed Securities - (continued)
Finance of America Structured Securities Trust - (continued)
3.5000%, 2/25/75
ž
$ 19,431,135 $ 18,880,917
Freddie Mac Structured Agency Credit Risk Debt Notes REMIC Trust
2020-DNA1 B2, CME Term Average SOFR 30 Day + 5.3645%,
8.9806%, 1/25/50
‡,ž
2,560,595 2,852,694
2020-DNA2 B2, CME Term Average SOFR 30 Day + 4.9145%,
8.5306%, 2/25/50
‡,ž
728,791 802,251
2021-DNA5 M2, CME Term Average SOFR 30 Day + 1.6500%,
5.2661%, 1/25/34
‡,ž
430,190 431,092
2021-DNA6 B2, CME Term Average SOFR 30 Day + 7.5000%,
11.1161%, 10/25/41
‡,ž
19,937,000 20,213,648
2021-DNA7 B2, CME Term Average SOFR 30 Day + 7.8000%,
11.4161%, 11/25/41
‡,ž
6,910,000 7,044,745
2021-HQA3 B2, CME Term Average SOFR 30 Day + 6.2500%,
9.8661%, 9/25/41
‡,ž
2,504,211 2,521,701
2021-HQA4 B2, CME Term Average SOFR 30 Day + 7.0000%,
10.6161%, 12/25/41
‡,ž
4,000,000 4,088,745
2022-DNA1 B2, CME Term Average SOFR 30 Day + 7.1000%,
10.7161%, 1/25/42
‡,ž
3,500,000 3,597,565
2022-DNA2 B1, CME Term Average SOFR 30 Day + 4.7500%,
8.3661%, 2/25/42
‡,ž
3,500,000 3,567,830
2022-DNA2 B2, CME Term Average SOFR 30 Day + 8.5000%,
12.1161%, 2/25/42
‡,ž
24,508,031 25,465,881
2022-DNA2 M2, CME Term Average SOFR 30 Day + 3.7500%,
7.3661%, 2/25/42
‡,ž
7,989,120 8,106,342
2022-DNA4 M2, CME Term Average SOFR 30 Day + 5.2500%,
8.8661%, 5/25/42
‡,ž
5,050,000 5,216,435
2022-DNA5 M2, CME Term Average SOFR 30 Day + 6.7500%,
10.3661%, 6/25/42
‡,ž
7,918,000 8,326,022
2022-HQA1 B2, CME Term Average SOFR 30 Day + 11.0000%,
14.6161%, 3/25/42
‡,ž
8,744,740 9,296,560
2022-HQA1 M2, CME Term Average SOFR 30 Day + 5.2500%,
8.8661%, 3/25/42
‡,ž
18,827,747 19,319,259
2023-DNA1 M2, CME Term Average SOFR 30 Day + 5.5000%,
9.1167%, 3/25/43
‡,ž
3,000,000 3,209,601
2023-HQA2 M1A, CME Term Average SOFR 30 Day + 2.0000%,
5.6161%, 6/25/43
‡,ž
115,417 115,889
2023-HQA2 M2, CME Term Average SOFR 30 Day + 3.8500%,
7.4661%, 6/25/43
‡,ž
3,000,000 3,137,813
2023-HQA3 M1, CME Term Average SOFR 30 Day + 1.8500%,
5.4661%, 11/25/43
‡,ž
5,223,932 5,248,419
2025-HQA1 M2, CME Term Average SOFR 30 Day + 1.6500%,
5.2661%, 2/25/45
‡,ž
11,998,722 12,067,211
Freddie Mac Structured Agency Credit Risk Debt Notes Trust , CME Term Average
SOFR 30 Day + 7.8645% , 11.4806% , 9/25/48
‡ ,ž
4,000,000 4,510,831
GS Mortgage-Backed Securities Trust , 4.1000% , 7/25/65
Ç ,ž
13,180,773 12,605,435
HOMES Trust , 5.0770% , 8/25/60
Ç ,ž
5,930,938 5,830,282
Homeward Opportunities Fund Trust
5.4760%, 3/25/40
Ç,ž
10,475,000 10,477,651
5.2370%, 9/25/40
Ç,ž
4,682,000 4,680,510
JPMorgan Chase Bank NA
2020-CL1 M1, CME Term SOFR 1 Month + 2.3645%, 6.0889%, 10/25/57
‡,ž
12,130,272 12,483,216
2020-CL1 M2, CME Term SOFR 1 Month + 2.6145%, 6.3389%, 10/25/57
‡,ž
1,779,262 1,835,972
LHOME Mortgage Trust
6.0920%, 7/25/39
Ç,ž
6,870,000 6,872,511

Janus Henderson Mortgage-Backed Securities ETF
Schedule of Investments
(unaudited)
July 31, 2026

Shares/
Principal Amounts Value
Residential Mortgage-Backed Securities - (continued)
LHOME Mortgage Trust - (continued)
5.7510%, 9/25/39
Ç,ž
$ 9,325,000 $ 9,327,544
Mello Mortgage Capital Acceptance , 4.0000% , 4/25/54
Ç ,ž
6,626,487 6,508,833
Morgan Stanley Residential Mortgage Loan Trust
4.2500%, 2/25/65
‡,ž
5,474,809 5,220,268
5.0320%, 12/25/70
Ç,ž
2,215,901 2,183,275
New Residential Mortgage Loan Trust
7.1010%, 3/25/39
Ç,ž
2,750,000 2,755,641
5.0780%, 11/25/65
Ç,ž
9,182,412 9,054,381
4.0000%, 12/25/65
Ç,ž
9,673,000 8,978,861
NRM FHT1 Excess Owner LLC , 6.5450% , 3/25/32
Ç ,ž
34,530,915 34,736,229
Oceanview Mortgage Trust , CME Term Average SOFR 30 Day + 0.9000% ,
4.5161% , 12/25/55
‡ ,ž
4,218,444 4,216,452
PRET Trust
4.0000%, 7/25/69
Ç,ž
14,403,102 13,885,182
4.0000%, 8/25/64
Ç,ž
6,101,594 5,953,061
4.1500%, 4/25/65
Ç,ž
21,245,763 20,672,313
4.1500%, 1/25/70
Ç,ž
12,265,169 11,832,920
PRPM LLC
3.7500%, 3/25/54
Ç,ž
2,056,937 2,008,357
5.7290%, 7/25/30
Ç,ž
4,847,877 4,829,318
5.7740%, 8/25/28
Ç,ž
6,580,756 6,554,618
5.2500%, 7/25/55
Ç,ž
12,320,619 12,221,789
5.2500%, 7/25/55
Ç,ž
2,380,125 2,341,882
5.2500%, 7/25/55
Ç,ž
1,700,000 1,662,247
4.5000%, 8/25/55
Ç,ž
4,284,257 4,195,617
3.2500%, 4/25/55
Ç,ž
5,685,081 5,483,798
3.0000%, 5/25/55
Ç,ž
7,870,583 7,496,263
PRPM Trust
5.2060%, 1/25/56
Ç,ž
2,500,000 2,442,378
5.3050%, 1/25/56
Ç,ž
2,500,000 2,434,101
Reneu Redi Q-1 Trust , 5.8920% , 6/25/41
Ç ,ž
7,339,000 7,318,036
RFT Trust , 6.6310% , 7/27/30
Ç ,ž
17,845,000 17,844,741
Saluda Grade Alternative Mortgage Trust
7.7620%, 4/25/30
Ç,ž
4,052,359 4,042,613
7.4390%, 7/25/30
Ç,ž
13,502,699 13,471,594
5.7490%, 3/25/31
Ç,ž
17,370,000 17,087,170
6.7480%, 3/25/31
Ç,ž
9,418,000 9,257,018
Saluds Grade Alternative Mortgage Trust , 5.3200% , 10/25/40
Ç ,ž
7,388,000 7,340,350
Sequoia Mortgage Trust
2.5000%, 5/25/43
‡,ž
590,284 516,505
4.0000%, 9/25/49
‡,ž
63,976 57,985
TVC Mortgage Trust , 6.6800% , 4/25/40
Ç ,ž
5,597,000 5,646,083
Vontive Mortgage Trust , 6.5070% , 3/25/30
Ç ,ž
15,444,000 15,529,602
Total Residential Mortgage-Backed Securities - (cost $ 728,133,012 ) 731,413,876
Investment Companies - 0 .6%
Money Market Funds - 0 .6%
Janus Henderson Cash Liquidity Fund LLC, 3.6737%
£,∞
(cost $41,600,811) 41,600,811 41,600,811
Investments Purchased with Cash Collateral from Securities Lending - 0.0%
Investment Companies - 0.0%
Janus Henderson Cash Collateral Fund LLC, 3.6001%
£,∞
617,120 617,120

Janus Henderson Mortgage-Backed Securities ETF
Schedule of Investments
(unaudited)
July 31, 2026

Shares/
Principal Amounts Value
Investments Purchased with Cash Collateral from Securities Lending - (continued)
Time Deposits - 0.0%
Royal Bank of Canada, 3.6300%, 8/3/26 $ 154,280 $ 154,280
Total Investments Purchased with Cash Collateral from Securities Lending
(cost $771,400) 771,400
Total Investments (total cost $ 11,078,903,894 ) - 162 .8% 10,902,215,894
Liabilities, net of Cash, Receivables and Other Assets - (62.8%) (4,203,667,630)
Net Assets - 100.0% $6,698,548,264
Summary of Investments by Country - (Long Positions) (unaudited)
Country Value
% of
Investment
Securities
United States of America $ 10,902,215,894 100 .0%
Schedule of TBA sales commitments - (% of Net Assets)
Principal Amounts Value
Securities Sold Short - (31.0)%
Mortgage-Backed Securities - (31.0)%
Fannie Mae / Freddie Mac UMBS, Single Family, 30 Year, 4.0000%, TBA, 30 Year Maturity
^
$ (548,543,829) $ (499,797,482)
Fannie Mae / Freddie Mac UMBS, Single Family, 30 Year, 4.5000%, TBA, 30 Year Maturity
^
(581,152,333) (545,518,978)
Fannie Mae / Freddie Mac UMBS, Single Family, 30 Year, 5.0000%, TBA, 30 Year Maturity
^
(780,879,334) (753,178,338)
Fannie Mae / Freddie Mac UMBS, Single Family, 30 Year, 5.5000%, TBA, 30 Year Maturity
^
(278,059,547) (275,053,167)
Total Securities Sold Short (proceeds $2,107,277,971) $ (2,073,547,965)
Summary of Investments by Country - (Short Positions)
Country Value
% of
Investment
Securities
United States of America $ (2,073,547,965) 100.0%
Schedule of Affiliated Investments - (% of Net Assets)
Affiliate
Affiliated
Investments,
at Value at
10/31/25 Purchases
Sales
Proceeds
Realized
Gain/(Loss)
Change in
Unrealized
Appreciatio n/
(Depreciation)
Affiliated
Investments, at
Value at
7/31/26
............. Shares
Held at
7/31/26
Dividend
Income
Investment Companies - 0 .6%
Money Market Funds - 0.6%
Janus Henderson Cash Liquidity Fund LLC, 3.6737%
∞
$ 83,287,971 $ 6,132,910,014 $ (6,174,591,776) $ 7,343 $ (12,741) $ 41,600,811 41,600,811 $ 2,221,431
Investments Purchased with Cash Collateral from Securities Lending - 0.0%
Investment Companies - 0.0%
Janus Henderson Cash Collateral Fund LLC, 3.6001%
∞
83,800 29,498,082 (28,964,762) – – 617,120 617,120 20,697
Δ
Total Affiliated Investments - 0.6%
$83,371,771 $6,162,408,096 $(6,203,556,538) $7,343 $(12,741) $42,217,931 42,217,931 $2,242,128

Janus Henderson Mortgage-Backed Securities ETF
Schedule of Investments
(unaudited)
July 31, 2026

Schedule of Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
Value and
Unrealized
Appreciation
(Depreciation)
Futures Long:
U.S. Treasury 2 Year Notes 2,879 9/30/26 $ 591,949,394 $ (731,084)
Total - Futures Long $(731,084)
Futures Short:
U.S. Treasury 10 Year Notes 2,569 9/21/26 $ (277,452,000) $ 3,387,921
U.S. Treasury 10 Year Ultra Bonds 3,027 9/21/26 (332,071,359) 2,795,178
U.S. Treasury 5 Year Notes 2,188 9/30/26 (231,876,720) 2,168,170
U.S. Treasury Ultra Bonds 305 9/21/26 (33,454,688) 1,181,494
Total - Futures Short $9,532,763
Total $8,801,679
Average Ending Monthly Value of Derivative Instruments During the Period Ended July 31, 2026
Futures contracts:
Average notional amount of contracts - long $549,453,304
Average notional amount of contracts - short 543,029,259

Janus Henderson Mortgage-Backed Securities ETF
Notes to Schedule of Investments and Other Information
(unaudited)
July 31, 2026

CME Chicago Mercantile Exchange
FREMF Freddie Mac Multifamily Securities
LLC Limited Liability Company
REMIC Real Estate Mortgage Investment Conduit
SOFR Secured Overnight Financing Rate
TBA (To Be Announced) Securities are purchased/sold on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when specific mortgage pools are assigned.
UMBS Uniform Mortgage-Backed Securities
¢ Security is valued using significant unobservable inputs. The total value of Level 3 securities as of the period ended July 31, 2026 is
$13,808,763, which represents 0.2% of net assets.
.
£ The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.
∞ Rate shown is the 7-day yield as of July 31, 2026.
Δ Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.
Ç Step bond. The coupon rate will increase or decrease periodically based upon a predetermined schedule. The rate shown reflects the current rate.
ž Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid in accordance with the requirements of Rule 22e-4, under the 1940 Act. The total value of 144A securities as of the period ended July 31, 2026 is $1,388,909,308 which represents 20.7% of net assets.
~ Interest only security. An interest only security represents the interest only portion of a pool of underlying mortgages or mortgage-backed securities which are separated and sold individually from the principal portion of the securities. Principal amount shown represents the par value on which interest payments are based.
§ PO – Principal Only
^ Settlement is on a delayed delivery or when-issued basis with final maturity TBA in the future.
‡ Variable or floating rate security. Rate shown is the current rate as of July 31, 2026. Certain variable rate securities are not based on a published reference rate and spread; they are determined by the issuer or agent and current market conditions. Reference rate is as of reset date and may vary by security, which may not indicate a reference rate and/or spread in their description.

Janus Henderson Mortgage-Backed Securities ETF
Notes to Schedule of Investments and Other Information
(unaudited)
July 31, 2026

The following is a summary of the inputs that were used to value the Fund 's investments in securities and other financial instruments as of July 31, 2026 . See Notes to Financial Statements for more information.
Valuation Inputs Summary
Level 1 -
Quoted Prices
Level 2 -
Other Significant
Observable Inputs
Level 3 -
Significant
Unobservable Inputs
Total
Assets
Investments in Securities:
Asset-Backed Securities $ — $ 572,172,381 $ — $ 572,172,381
Corporate Bonds — 61,818,065 — 61,818,065
Commercial Mortgage-Backed
Securities — 49,696,098 — 49,696,098
Mortgage-Backed Securities — 9,430,934,500 13,808,763 9,444,743,263
Residential Mortgage-Backed
Securities — 731,413,876 — 731,413,876
Investment Companies — 41,600,811 — 41,600,811
Investments Purchased with Cash
Collateral from Securities Lending — 771,400 — 771,400
Total Investments in Securities $ — $ 10,888,407,131 $ 13,808,763 $ 10,902,215,894
Other Financial Instruments
(a)
:
Futures Contracts $ 9,532,763 $ — $ — $ 9,532,763
Total Assets $ 9,532,763 $ 10,888,407,131 $ 13,808,763 $ 10,911,748,657
Liabilities
TBA sales commitments:
Mortgage-Backed Securities $ — $ 2,073,547,965 $ — $ 2,073,547,965
Other Financial Instruments
(a)
:
Futures Contracts $ 731,084 $ — $ — $ 731,084
Total Liabilities $ 731,084 $ 2,073,547,965 $ — $ 2,074,279,049
(a) Other financial instruments may include forward foreign currency exchange contracts, futures, written options, written swaptions, and swap contracts. Forward foreign currency exchange contracts, futures contracts, and centrally cleared swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Written options, written swaptions, and OTC swaps are reported at their market value at measurement date.

Janus Henderson Securitized Income ETF
Schedule of Investments
(unaudited)
July 31, 2026

Shares/
Principal Amounts Value
Asset-Backed Securities - 41 .5%
Acacia LLC 2025-1 A, 5.2400%, 11/15/37
ž
$ 1,168,374 $ 1,167,491
Acacia LLC 2026-1 A, 5.4400%, 7/15/41
ž
9,000,000 8,989,649
Acacia LLC 2026-1 B, 6.4100%, 7/15/41
ž
1,250,000 1,248,499
Accelerated LLC 2024-1A D, 7.8500%, 8/22/44
ž
4,009,764 3,848,264
ACHM Mortgage Trust 2024-HE1 B, 7.2600%, 5/25/39
ž
1,432,261 1,452,064
ACHV ABS TRUST 2023-1PL D, 8.4700%, 3/18/30
ž
146,358 146,742
ACHV ABS TRUST 2024-1PL C, 6.4200%, 4/25/31
ž
17,482 17,535
Adams Outdoor Advertising LP 2026-1 A2, 5.9530%, 7/20/56
ž
2,250,000 2,249,640
Adams Outdoor Advertising LP 2026-1 C, 8.4280%, 7/20/56
ž
2,000,000 2,001,616
Affirm Asset Securitization Trust 2025-X2 C, 4.9300%, 10/15/30
ž
283,000 282,663
Affirm Asset Securitization Trust 2025-X2 D, 5.2300%, 10/15/30
ž
4,000,000 3,998,785
Affirm Asset Securitization Trust 2026-X1 D, 5.5000%, 4/15/31
ž
1,522,000 1,510,462
Affirm Master Trust 2025-2A D, 5.6000%, 7/15/33
ž
7,500,000 7,525,988
Aligned Data Centers Issuer LLC 2026-1A B, 6.6880%, 6/15/56
ž
848,000 842,716
Alloya Auto Receivables Trust 2025-1A B, 4.9900%, 3/25/30
ž
900,000 901,160
Ally Bank 2026-A D, 5.2480%, 3/15/34
ž
4,017,568 4,015,954
Ally Bank 2026-A E, 6.3700%, 3/15/34
ž
6,740,586 6,688,192
Ally Bank 2026-A F, 7.2940%, 3/15/34
ž
1,339,189 1,336,344
Ally Bank Auto Credit-Linked Notes 2024-A E, 7.9170%, 5/17/32
ž
265,733 268,741
Ally Bank Auto Credit-Linked Notes 2024-A F, 9.8920%, 5/17/32
ž
338,514 348,151
Ally Bank Auto Credit-Linked Notes 2024-A G, 12.7480%, 5/17/32
ž
203,108 208,712
Ally Bank Auto Credit-Linked Notes 2024-B E, 6.6780%, 9/15/32
ž
841,967 842,548
Ally Bank Auto Credit-Linked Notes 2024-B F, 8.0360%, 9/15/32
ž
1,136,656 1,148,984
Ally Bank Auto Credit-Linked Notes 2025-A E, 6.0660%, 6/15/33
ž
1,058,553 1,051,916
Ally Bank Auto Credit-Linked Notes 2025-A F, 6.9420%, 6/15/33
ž
467,009 464,929
Ally Bank Auto Credit-Linked Notes 2025-B E, 6.1640%, 9/15/33
ž
3,487,605 3,455,379
Alterna Funding III LLC 2024-1A B, 7.1360%, 5/16/39
ž
1,451,331 1,449,515
Amur Equipment Finance Receivables XIII LLC 2024-1A E, 9.6600%, 4/20/32
ž
375,000 378,879
Amur Equipment Finance Receivables XIV LLC 2024-2A E, 8.8800%, 10/20/32
ž
500,000 502,738
Amur Equipment Finance Receivables XV LLC 2025-1A D, 5.6800%, 8/20/32
ž
3,129,000 3,123,363
Arivo Acceptance Auto Loan Receivables Trust 2024-1A B, 6.8700%, 6/17/30
ž
1,500,000 1,514,646
Auxilior Term Funding LLC 2023-1A E, 10.9700%, 12/15/32
ž
200,000 214,792
Avis Budget Rental Car Funding AESOP LLC 2021-1A D, 3.7100%, 8/20/27
ž
833,333 832,543
Avtech Equipment Receivables Funding LLC 2026-1A A, 4.5500%, 2/15/33
ž
3,522,328 3,515,266
Bayview Opportunity Master Fund VII LLC 2024-CAR1 D, CME Term Average
SOFR 30 Day + 2.0500%, 5.6661%, 12/26/31
‡,ž
530,248 531,637
Bayview Opportunity Master Fund VII LLC 2024-CAR1 E, CME Term Average
SOFR 30 Day + 3.6000%, 7.2161%, 12/26/31
‡,ž
374,999 377,766
Bayview Opportunity Master Fund VII LLC 2024-EDU1 C, CME Term Average
SOFR 30 Day + 1.8000%, 5.4161%, 6/25/47
‡,ž
726,378 729,546
Bayview Opportunity Master Fund VII LLC 2024-EDU1 D, CME Term Average
SOFR 30 Day + 2.7500%, 6.3661%, 6/25/47
‡,ž
705,624 718,234
Bayview Opportunity Master Fund VII LLC 2025-EDU1 C, CME Term Average
SOFR 30 Day + 1.8000%, 5.4161%, 7/27/48
‡,ž
2,683,092 2,685,777
Bayview Opportunity Master Fund VII Trust 2024-SN1 D, 6.3600%, 7/16/29
ž
500,000 507,704
BHG Securitization Trust 2024-1CON A, 5.8100%, 4/17/35
ž
120,124 121,406
BHG Securitization Trust 2024-1CON B, 6.4900%, 4/17/35
ž
248,667 253,122
Blue Bridge Funding LLC 2023-1A B, 9.4800%, 11/15/30
ž
200,000 201,974
Blue Bridge Funding LLC 2023-1A C, 9.5000%, 11/15/30
ž
546,000 541,367
Bridgecrest Lending Auto Securitization Trust 2024-1 D, 6.0300%, 11/15/29 500,000 506,597
Business Jet Securities LLC 2024-1A B, 6.9240%, 5/15/39
ž
1,092,253 1,111,441
Business Jet Securities LLC 2026-1A C, 8.1790%, 6/15/41
ž
1,435,350 1,437,896
Carmax Auto Owner Trust 2025-4 D, 5.1100%, 5/17/32 1,750,000 1,735,514
CarMax Auto Owner Trust 2024-1 D, 6.0000%, 7/15/30 1,620,000 1,636,892

Janus Henderson Securitized Income ETF
Schedule of Investments
(unaudited)
July 31, 2026

Shares/
Principal Amounts Value
Asset-Backed Securities - (continued)
Carvana Auto Receivables Trust 2021-N3 E, 3.1600%, 6/12/28
ž
$ 2,374,174 $ 2,326,033
Carvana Auto Receivables Trust 2025-P3 C, 4.9900%, 1/12/32 1,000,000 981,048
CF Hippolyta Issuer LLC 2020-1 A1, 1.6900%, 7/15/60
ž
1,550,567 1,247,598
Channel EF LLC 2026-1A C, 5.6900%, 1/17/34
ž
1,750,000 1,736,413
Chase Auto Credit Linked Notes 2025-1 E, 6.0240%, 2/25/33
ž
3,688,888 3,644,575
Chase Auto Credit Linked Notes 2025-1 F, 6.9960%, 2/25/33
ž
1,629,367 1,633,457
Chase Auto Credit Linked Notes 2026-1 E, 6.3060%, 7/25/34
ž
2,750,000 2,747,992
Chase Auto Credit Linked Notes 2026-1 F, 7.2800%, 7/25/34
ž
350,000 349,979
Commonbond Student Loan Trust 2016-A B, 4.0000%, 5/25/40
ž
103,500 99,999
Commonbond Student Loan Trust 2016-B B, 4.0000%, 10/25/40
ž
106,143 100,078
Commonbond Student Loan Trust 2017-AGS B, 3.4700%, 5/25/41
ž
172,925 155,725
Commonbond Student Loan Trust 2018-BGS C, 4.1200%, 9/25/45
ž
84,418 72,279
Commonbond Student Loan Trust 2018-CGS B, 4.2500%, 2/25/46
ž
98,238 91,757
Commonbond Student Loan Trust 2021-AGS B, 1.4000%, 3/25/52
ž
168,355 124,274
Compass Datacenters Issuer II LLC 2024-2A B2, 5.9990%, 8/25/49
ž
3,250,000 3,227,662
Compass Datacenters Issuer II LLC 2025-1A B1, 5.7560%, 5/25/50
ž
5,000,000 4,925,108
COOPR Residential Mortgage Trust 2025-CES1 A1A, 5.6540%, 5/25/60
Ç,ž
3,195,222 3,198,156
COOPR Residential Mortgage Trust 2025-CES2 A1A, 5.5020%, 6/25/60
Ç,ž
1,245,167 1,242,704
COOPR Residential Mortgage Trust 2025-CES3 A1A, 4.8400%, 9/25/60
Ç,ž
1,338,581 1,319,097
COOPR Residential Mortgage Trust 2026-CES1 A3, 5.3580%, 2/25/61
Ç,ž
4,948,000 4,857,249
COOPR Residential Mortgage Trust 2026-CES1 M1, 5.7070%, 2/25/61
‡,ž
1,700,000 1,654,281
Corporate One Auto Receivables Trust 2026-1A C, 4.8400%, 4/15/31
ž
1,820,000 1,789,481
Corporate One Auto Receivables Trust 2026-1A D, 5.4800%, 7/15/34
ž
2,000,000 1,981,320
CP EF Asset Securitization II LLC 2023-1A B, 7.7700%, 3/15/32
ž
199,204 200,348
CP EF Asset Securitization II LLC 2023-1A C, 7.5600%, 3/15/32
ž
250,000 250,297
CPC Asset Securitization III LLC 2024-1A D, 13.4500%, 8/15/30
ž
1,000,000 1,002,500
Credibly Asset Securitization II LLC 2026-1A A, 5.4000%, 3/15/32
ž
1,500,000 1,484,913
Crockett Partners Equipment Co. IIA LLC 2024-1C B, 6.7800%, 1/20/31
ž
636,364 640,128
Crockett Partners Equipment Co. IIA LLC 2024-1C C, 10.1600%, 1/20/31
ž
636,364 664,366
CyrusOne Data Centers Issuer I LLC 2024-1A A2, 4.7600%, 3/22/49
ž
735,000 715,276
DB Master Finance LLC 2021-1A A2II, 2.4930%, 11/20/51
ž
649,400 610,169
Dell Equipment Finance Trust 2025-2 D, 4.8300%, 3/22/32
ž
330,000 327,467
Dell Equipment Finance Trust 2026-1A D, 5.1900%, 11/22/32
ž
3,500,000 3,475,553
Dext ABS LLC 2023-2 D, 8.3000%, 5/15/34
ž
300,000 311,834
EFMT 2025-CES1 A1B, 5.8770%, 1/25/60
Ç,ž
1,833,657 1,835,629
Ellington Financial Mortgage Trust 2026-CES1 A1B, 5.1160%, 12/25/60
Ç,ž
466,118 460,308
Ellington Financial Mortgage Trust 2026-CES1 A2, 5.3160%, 12/25/60
Ç,ž
777,000 762,838
Ellington Financial Mortgage Trust 2026-CES1 A3, 5.4660%, 12/25/60
Ç,ž
852,000 837,767
Ellington Financial Mortgage Trust 2026-CES1 M1, 5.6160%, 12/25/60
‡,ž
234,000 229,729
Ellington Financial Mortgage Trust 2026-CES2 M1, 6.1550%, 6/25/61
‡,ž
3,150,000 3,156,575
Exeter Automobile Receivables Trust 2024-1A E, 7.8900%, 8/15/31
ž
750,000 776,255
Exeter Automobile Receivables Trust 2024-3A E, 7.8400%, 10/15/31
ž
2,700,000 2,794,501
Exeter Automobile Receivables Trust 2026-3A N, 6.6600%, 7/17/34
ž
1,900,000 1,899,857
ExteNet Issuer LLC 2024-1A C, 9.0500%, 7/25/54
ž
1,500,000 1,202,226
ExteNet Issuer LLC 2025-1A C, 8.2720%, 7/25/54
ž
2,500,000 1,957,952
FHF Issuer Trust 2024-1A C, 7.4200%, 5/15/31
ž
1,000,000 1,001,719
FHF Issuer Trust 2024-2A A2, 5.8900%, 6/15/30
ž
539,428 541,440
FHF Issuer Trust 2024-2A C, 6.4300%, 7/15/30
ž
1,202,000 1,215,217
FHF Issuer Trust 2024-2A D, 7.1500%, 9/15/31
ž
2,373,000 2,364,872
FHF Issuer Trust 2025-1A C, 5.6900%, 8/15/31
ž
2,854,000 2,841,730
FHF Issuer Trust 2025-2A A2, 5.7500%, 5/15/30
ž
4,160,721 4,182,510
FHF Trust 2023-1A A2, 6.5700%, 6/15/28
ž
45,186 45,216
Fig Six Trust 2026-PF1 C, 6.1550%, 8/25/56
‡,ž
2,000,000 1,992,709
FIGRE Trust 2024-HE3 C, 6.2290%, 7/25/54
‡,ž
2,106,091 2,119,669

Janus Henderson Securitized Income ETF
Schedule of Investments
(unaudited)
July 31, 2026

Shares/
Principal Amounts Value
Asset-Backed Securities - (continued)
FIGRE Trust 2024-HE4 B, 5.2520%, 9/25/54
‡,ž
$ 171,829 $ 170,822
FIGRE Trust 2024-HE4 C, 5.3010%, 9/25/54
‡,ž
615,719 609,424
FIGRE Trust 2025-FL1 A2, 5.4670%, 7/25/55
Ç,ž
3,338,794 3,314,867
FIGRE Trust 2025-HE3 A, 5.5600%, 5/25/55
‡,ž
8,838,098 8,800,289
FIGRE Trust 2025-HE3 B, 5.7100%, 5/25/55
‡,ž
1,470,688 1,465,861
FIGRE Trust 2025-HE3 C, 5.9100%, 5/25/55
‡,ž
1,470,688 1,464,654
FIGRE Trust 2025-HE4 A, 5.4080%, 7/25/55
‡,ž
922,132 915,169
FIGRE Trust 2025-HE4 B, 5.6080%, 7/25/55
‡,ž
1,191,971 1,183,024
FIGRE Trust 2025-HE4 C, 5.7090%, 7/25/55
‡,ž
1,539,860 1,527,831
FIGRE Trust 2025-HE5 B, 5.4850%, 8/25/55
‡,ž
4,343,916 4,300,583
FIGRE Trust 2025-HE6 B, 5.1440%, 9/25/55
‡,ž
2,105,740 2,069,990
FIGRE Trust 2025-HE6 C, 5.2450%, 9/25/55
‡,ž
2,576,925 2,531,055
FIGRE Trust 2025-PF1 A, 5.7580%, 6/25/55
‡,ž
823,095 823,708
FIGRE Trust 2025-PF2 B, 5.1170%, 10/25/55
‡,ž
2,031,020 1,995,817
FIGRE Trust 2025-PF2 C, 5.2180%, 10/25/55
‡,ž
1,949,779 1,916,043
FIGRE Trust 2026-HE1 B, 5.1830%, 1/25/56
‡,ž
692,112 679,418
FIGRE Trust 2026-HE1 C, 5.4340%, 1/25/56
‡,ž
1,031,088 1,015,244
FIGRE Trust 2026-HE4 C, 5.7030%, 5/25/56
‡,ž
5,602,008 5,542,149
FIGRE Trust 2026-HE4 D, 6.2300%, 5/25/56
‡,ž
1,700,000 1,670,265
Finance of America Structured Securities Trust 2024-S1 A1, 3.5000%, 2/25/74
Ç,ž
813,469 805,540
Finance of America Structured Securities Trust 2024-S2 A1, 3.5000%, 4/25/74
Ç,ž
2,011,081 1,985,152
FinBe USA Trust 2025-1A B, 6.6000%, 12/16/30
ž
2,250,000 2,207,780
Firstlight Issuer LLC 2026-1A B, 6.1670%, 6/20/56
ž
1,017,000 1,004,112
Firstlight Issuer LLC 2026-1A C, 7.5430%, 6/20/56
ž
2,543,000 2,520,719
Flagship Credit Auto Trust 2024-3 A, 4.8800%, 11/15/28
ž
71,865 71,920
FNA 9 LLC 2026-1 A, 5.5090%, 4/16/46
‡,ž
847,985 846,054
Foundation Finance Trust 2023-2A D, 9.1000%, 6/15/49
ž
820,112 858,831
Foundation Finance Trust 2024-1A D, 8.1300%, 12/15/49
ž
1,024,726 1,062,010
Foundation Finance Trust 2025-2A C, 5.0900%, 4/15/52
ž
4,356,750 4,306,390
Foundation Finance Trust 2025-3A D, 5.7100%, 8/15/52
ž
1,236,868 1,216,627
GLS Auto Select Receivables Trust 2023-1A D, 7.9300%, 7/15/30
ž
400,000 417,272
Gordon Brothers Equipment Finance LLC 2026-1A D, 6.1800%, 6/20/34
ž
1,250,000 1,249,843
Gracie Point International Funding LLC 2025-1A C, CME Term Average SOFR 30
Day + 2.7500%, 6.3821%, 8/15/28
‡,ž
1,500,000 1,504,994
GS Mortgage Backed Securities Trust 2025-CES2 A1, 5.1800%, 9/25/55
Ç,ž
1,612,140 1,606,092
GS Mortgage-Backed Securities Trust 2026-AH2 M1, CME Term Average SOFR
30 Day + 1.7000%, 5.3161%, 11/25/56
‡,ž
1,000,000 1,004,023
GS Mortgage-Backed Securities Trust 2026-AH2 M2, CME Term Average SOFR
30 Day + 1.8500%, 5.4661%, 11/25/56
‡,ž
1,200,000 1,200,889
GS Mortgage-Backed Securities Trust 2026-CES1 A3, 5.4220%, 5/25/56
Ç,ž
3,000,000 2,958,031
GS Mortgage-Backed Securities Trust 2026-CES1 M1, 5.7710%, 5/25/56
‡,ž
3,200,000 3,164,051
Hilton Grand Vacations Trust 2026-1A D, 7.2100%, 2/25/43
ž
1,030,506 1,030,278
Hotwire Funding LLC 2021-1 C, 4.4590%, 11/20/51
ž
4,500,000 4,484,173
HPEFS Equipment Trust 2025-2A D, 4.7700%, 5/20/33
ž
6,000,000 5,894,434
Huntington Bank Auto Credit-Linked Notes 2024-1 C, CME Term Average SOFR
30 Day + 3.1500%, 6.7714%, 5/20/32
‡,ž
980,692 986,790
Huntington Bank Auto Credit-Linked Notes 2024-1 D, CME Term Average SOFR
30 Day + 5.2500%, 8.8714%, 5/20/32
‡,ž
339,470 342,744
Huntington Bank Auto Credit-Linked Notes 2024-2 C, CME Term Average SOFR
30 Day + 2.6000%, 6.2214%, 10/20/32
‡,ž
1,115,867 1,119,500
Huntington Bank Auto Credit-Linked Notes 2024-2 D, CME Term Average SOFR
30 Day + 4.0000%, 7.6214%, 10/20/32
‡,ž
709,739 706,285
Huntington Bank Auto Credit-Linked Notes 2025-1 C, CME Term Average SOFR
30 Day + 2.2500%, 5.8714%, 3/21/33
‡,ž
1,852,622 1,851,573

Janus Henderson Securitized Income ETF
Schedule of Investments
(unaudited)
July 31, 2026

Shares/
Principal Amounts Value
Asset-Backed Securities - (continued)
Huntington Bank Auto Credit-Linked Notes 2025-1 D, CME Term Average SOFR
30 Day + 3.5000%, 7.1214%, 3/21/33
‡,ž
$ 1,076,785 $ 1,081,790
Huntington Bank Auto Credit-Linked Notes 2025-2 D, CME Term Average SOFR
30 Day + 3.2500%, 6.8714%, 9/20/33
‡,ž
423,021 423,370
Huntington Bank Auto Credit-Linked Notes 2026-1 D, CME Term Average SOFR
30 Day + 4.5000%, 8.1214%, 2/20/34
‡,ž
2,167,020 2,166,993
J.P. Morgan Mortgage Trust 2024-CES1 A1B, 6.0190%, 6/25/54
Ç,ž
2,743,051 2,747,055
J.P. Morgan Mortgage Trust 2026-CES1 A2, 5.1820%, 6/25/56
Ç,ž
3,000,000 2,941,025
J.P. Morgan Mortgage Trust 2026-CES1 A3, 5.3320%, 6/25/56
Ç,ž
4,882,000 4,792,129
J.P. Morgan Mortgage Trust ACES 2026-ACES1 B1, 6.5030%, 4/25/66
‡,ž
1,378,456 1,366,831
Jersey Mike's Funding 2025-1A A2, 5.6100%, 8/16/55
ž
2,580,500 2,564,311
Kapitus Asset Securitization VI LLC 2026-1A A, 5.3600%, 5/10/33
ž
1,500,000 1,483,570
Lendbuzz Securitization Trust 2024-1A B, 6.5800%, 9/15/29
ž
500,000 505,821
Lendbuzz Securitization Trust 2024-1A C, 7.5800%, 9/15/30
ž
2,500,000 2,565,904
Lendbuzz Securitization Trust 2024-2A B, 6.5200%, 7/16/29
ž
2,650,000 2,684,614
Lendbuzz Securitization Trust 2025-2A C, 5.2800%, 4/15/31
ž
2,921,000 2,872,905
Lendbuzz Securitization Trust 2026-1A A2, 4.6800%, 7/15/30
ž
1,489,898 1,488,234
Lendbuzz Securitization Trust 2026-1A B, 5.1600%, 12/16/30
ž
271,000 268,974
Lendbuzz Securitization Trust 2026-1A C, 5.7400%, 9/15/31
ž
348,299 347,813
Libra Solutions LLC 2024-1A A, 5.8800%, 9/30/38
ž
2,000,000 1,979,080
Libra Solutions LLC 2025-1A A, 6.3550%, 8/15/39
ž
10,200,000 10,058,704
Libra Solutions LLC 2025-1A B, 8.0550%, 8/15/39
ž
3,100,000 3,052,544
Lightpath Fiber Issuer LLC 2026-1A A2, 5.5970%, 3/25/56
ž
2,500,000 2,476,184
Luxury Lease Partners Auto Lease Trust 2024-4 A, 7.2920%, 7/15/30
ž
40,847 40,962
Luxury Lease Partners Auto Lease Trust 2024-4 B, 10.4910%, 7/15/30
ž
300,000 300,245
Luxury Lease Partners Auto Lease Trust 2025-A A, 5.5100%, 3/15/32
ž
3,571,921 3,557,854
Marlette Funding Trust 2023-1A D, 8.1500%, 4/15/33
ž
470,307 475,907
Marlette Funding Trust 2023-2A D, 7.9200%, 6/15/33
ž
728,467 737,064
Marlette Funding Trust 2023-4A B, 8.1500%, 12/15/33
ž
500,000 509,533
Marlette Funding Trust 2025-1A D, 6.0200%, 7/16/35
ž
5,368,000 5,330,323
MetroNet Infrastructure Issuer LLC 2025-2A A2, 5.4000%, 8/20/55
ž
6,700,000 6,690,604
MetroNet Infrastructure Issuer LLC 2026-1A C, 7.1000%, 4/20/56
ž
2,239,000 2,232,039
Mtp ABS Funding LLC 2026-1A B, 5.8820%, 4/25/56
ž
2,500,000 2,485,464
MVW LLC 2025-1A C, 5.7500%, 9/22/42
ž
1,014,641 1,016,776
New Economy Assets-Phase 1 Sponsor LLC 2021-1 A1, 1.9100%, 10/20/61
ž
615,000 498,263
NMEF Funding LLC 2026-A D, 5.2200%, 2/15/34
ž
1,250,000 1,231,707
NMEF Funding LLC 2026-A E, 6.7300%, 2/15/34
ž
2,100,000 2,075,001
NRM FNT1 Excess LLC 2024-FNT1 A, 7.3980%, 11/25/31
Ç,ž
3,787,869 3,810,143
Oak Street Investment Grade Net Lease Fund 2020-1A A2, 2.2100%, 11/20/50
ž
375,530 322,593
Oaktree ABF Equipment ST LLC 2026-1A C, 5.3100%, 10/17/33
ž
2,050,000 2,035,448
OBX Trust 2026-CES1 A3, 5.6360%, 4/25/56
Ç,ž
2,000,000 1,971,879
OBX Trust 2026-HE1 M1, CME Term Average SOFR 30 Day + 1.6500%, 5.2661%,
2/25/56
‡,ž
604,000 608,210
OBX Trust 2026-HE1 M2, CME Term Average SOFR 30 Day + 1.8000%, 5.4161%,
2/25/56
‡,ž
1,100,000 1,103,948
OBX Trust 2026-HE2 M1, CME Term Average SOFR 30 Day + 1.6000%, 5.2161%,
6/25/56
‡,ž
1,096,000 1,101,153
OBX Trust 2026-HE2 M2, CME Term Average SOFR 30 Day + 1.8000%,
5.4161%, 6/25/56
‡,ž
822,000 823,515
OnDeck Asset Securitization IV LLC 2025-1A B, 5.5200%, 4/19/32
ž
4,500,000 4,502,601
OnDeck Asset Securitization IV LLC 2025-1A C, 6.6400%, 4/19/32
ž
2,500,000 2,508,117
OnDeck Asset Securitization Trust IV LLC 2024-1A B, 7.1500%, 6/17/31
ž
1,500,000 1,514,838
OnDeck Asset Securitization Trust IV LLC 2024-1A C, 8.9900%, 6/17/31
ž
1,000,000 1,021,394
Pear LLC 2024-1 A, 6.9500%, 2/15/36
ž
217,128 217,024

Janus Henderson Securitized Income ETF
Schedule of Investments
(unaudited)
July 31, 2026

Shares/
Principal Amounts Value
Asset-Backed Securities - (continued)
Planet Fitness Master Issuer LLC 2022-1A A2II, 4.0080%, 12/5/51
ž
$ 694,188 $ 637,828
Post Road Equipment Finance LLC 2024-1A D, 6.7700%, 10/15/30
ž
400,000 403,392
Post Road Equipment Finance LLC 2024-1A E, 8.5000%, 12/15/31
ž
450,000 457,793
Post Road Equipment Finance LLC 2025-1A E, 7.0800%, 5/17/32
ž
2,000,000 1,997,497
Post Road Equipment Finance LLC 2026-1A E, 7.7000%, 1/17/34
ž
821,000 834,646
Prosper Marketplace Issuance Trust 2024-1A C, 6.9600%, 8/15/29
ž
167,817 167,817
QTS Issuer ABS I LLC 2025-1A B, 5.9280%, 5/25/55
ž
1,442,000 1,391,334
QTS Issuer ABS II LLC 2026-1A B, 6.7290%, 1/5/56
ž
2,887,069 2,846,882
QTS Issuer ABS II LLC 2026-6A B, 7.1420%, 7/5/56
ž
2,544,000 2,533,748
RAM LLC 2026-1 A, 5.4630%, 6/15/46
ž
1,864,311 1,853,516
RCKT Mortgage Trust 2023-CES1 A1A, 6.5150%, 6/25/43
‡,ž
173,123 172,755
RCKT Mortgage Trust 2024-CES1 A1B, 6.3250%, 2/25/44
‡,ž
420,205 420,826
RCKT Mortgage Trust 2024-CES7 A1A, 5.1580%, 10/25/44
Ç,ž
1,801,051 1,793,411
RCKT Mortgage Trust 2024-CES8 A1B, 5.6408%, 11/25/44
Ç,ž
1,193,734 1,192,317
RCKT Mortgage Trust 2024-CES9 A1B, 5.6830%, 12/25/44
Ç,ž
2,706,375 2,704,250
RCKT Mortgage Trust 2025-CES1 B1, 7.6530%, 1/25/45
‡,ž
5,688,000 5,826,267
RCKT Mortgage Trust 2025-CES10 A1A, 4.8940%, 11/25/55
Ç,ž
853,080 843,642
RCKT Mortgage Trust 2025-CES11 A1A, 4.9660%, 11/25/55
Ç,ž
3,098,326 3,066,029
RCKT Mortgage Trust 2025-CES12 M1, 5.6500%, 11/25/55
‡,ž
3,000,000 2,949,984
RCKT Mortgage Trust 2025-CES2 A1B, 5.6030%, 2/25/55
Ç,ž
2,109,941 2,102,852
RCKT Mortgage Trust 2025-CES3 B1, 6.7320%, 3/25/55
‡,ž
5,660,000 5,631,911
RCKT Mortgage Trust 2025-CES7 A1B, 5.4780%, 7/25/55
Ç,ž
1,027,916 1,025,196
RCKT Mortgage Trust 2025-CES7 B1, 6.9700%, 7/25/55
‡,ž
5,058,000 5,028,411
RCKT Mortgage Trust 2025-CES8 A1A, 5.1477%, 8/25/55
‡,ž
1,163,296 1,155,865
RCKT Mortgage Trust 2025-CES8 A1B, 5.2486%, 8/25/55
‡,ž
994,264 986,706
RCKT Mortgage Trust 2025-CES8 B2A, 7.2820%, 8/25/55
‡,ž
2,253,000 2,203,938
RCKT Mortgage Trust 2025-CES9 A1A, 4.7950%, 9/25/55
Ç,ž
882,039 871,121
RCKT Mortgage Trust 2025-CES9 A1B, 4.9970%, 9/25/55
Ç,ž
3,043,998 2,996,446
RCKT Mortgage Trust 2026-CES1 A2, 5.1240%, 1/25/56
Ç,ž
4,229,000 4,129,028
RCKT Mortgage Trust 2026-CES1 A3, 5.2240%, 1/25/56
Ç,ž
3,400,000 3,315,439
RCKT Mortgage Trust 2026-CES2 A2, 5.0550%, 2/25/56
Ç,ž
3,140,000 3,052,050
RCKT Mortgage Trust 2026-CES2 A3, 5.2550%, 2/25/56
Ç,ž
4,519,000 4,406,772
RCKT Mortgage Trust 2026-CES2 M1A, 5.3550%, 2/25/56
‡,ž
3,921,000 3,833,116
RCKT Mortgage Trust 2026-CES4 A2, 5.3940%, 4/25/56
Ç,ž
1,484,000 1,459,357
RCKT Mortgage Trust 2026-CES4 A3, 5.5930%, 4/25/56
Ç,ž
2,119,000 2,088,978
RCKT Mortgage Trust 2026-CES4 M1A, 5.9420%, 4/25/56
‡,ž
3,383,000 3,364,044
RCKT Mortgage Trust 2026-CES5 A3, 5.7630%, 5/25/56
Ç,ž
5,741,000 5,693,255
RCKT Mortgage Trust 2026-CES5 M1, 6.0620%, 5/25/56
‡,ž
2,000,000 1,985,250
RCKT Mortgage Trust 2026-CES6 A2, 5.6700%, 6/25/56
Ç,ž
1,300,000 1,289,492
RCKT Trust 2025-1A D, 5.4200%, 7/25/34
ž
1,750,000 1,719,067
RCKT Trust 2025-1A E, 7.1200%, 7/25/34
ž
7,900,000 7,871,731
RCKTL 2025-2A C, 4.9500%, 11/27/34
ž
2,500,000 2,488,505
Reach ABS Trust 2024-1A C, 6.9000%, 2/18/31
ž
2,295,000 2,321,486
Reach ABS Trust 2024-2A D, 8.8300%, 7/15/31
ž
1,000,000 1,052,270
Reach ABS Trust 2025-1A C, 5.9900%, 8/16/32
ž
2,000,000 1,987,349
Reach ABS Trust 2025-2A C, 5.6900%, 8/18/32
ž
2,593,000 2,538,975
Reach ABS Trust 2026-1A D, 5.1600%, 2/15/33
ž
2,389,000 2,293,142
ReadyCap Lending Small Business Loan Trust 2023-3 A, US Prime Rate +
0.0700%, 6.8200%, 4/25/48
‡,ž
164,911 166,561
Regents Capital Equipment Receivables LLC 2026-1A A, 5.1100%, 1/31/34
ž
2,618,384 2,622,153
Research-Driven Pagaya Motor Asset Trust 2026-2A A4, 5.6200%, 2/26/35
ž
2,538,000 2,532,622
Research-Driven Pagaya Motor Asset Trust 2026-R1A A, 5.6590%, 7/25/34
ž
2,543,344 2,553,520
Research-Driven Pagaya Motor Asset Trust 2026-R1A B, 6.2110%, 7/25/34
ž
1,700,000 1,707,692
RKTL 2026-1A D, 5.2100%, 2/26/35
ž
2,232,000 2,176,673

Janus Henderson Securitized Income ETF
Schedule of Investments
(unaudited)
July 31, 2026

Shares/
Principal Amounts Value
Asset-Backed Securities - (continued)
Saluda Grade Alternative Mortgage Trust 2023-FIG3 A, 7.0670%, 8/25/53
‡,ž
$ 2,681,219 $ 2,737,430
Saluda Grade Alternative Mortgage Trust 2023-FIG4 A, 6.7180%, 11/25/53
‡,ž
3,558,286 3,617,721
Saluda Grade Alternative Mortgage Trust 2025-LOC5 A1B, CME Term SOFR 1
Month + 1.8000%, 5.5244%, 10/25/55
‡,ž
5,000,000 5,022,456
Saluda Grade Alternative Mortgage Trust 2026-HB1 A1B, CME Term SOFR 1
Month + 1.5500%, 5.2744%, 4/25/56
‡,ž
3,084,691 3,092,843
Santander Bank Auto Credit-Linked Notes 2023-B D, 6.6630%, 12/15/33
ž
166,150 167,998
Santander Bank Auto Credit-Linked Notes 2023-B E, 8.4080%, 12/15/33
ž
830,749 842,216
Santander Bank Auto Credit-Linked Notes 2023-B F, 12.2400%, 12/15/33
ž
249,225 257,752
Santander Bank Auto Credit-Linked Notes 2024-A E, 7.7620%, 6/15/32
ž
2,075,567 2,096,127
Santander Bank Auto Credit-Linked Notes 2024-A F, 10.1710%, 6/15/32
ž
1,821,072 1,881,392
Santander Bank Auto Credit-Linked Notes 2024-B E, 6.7990%, 1/18/33
ž
161,359 161,689
Santander Bank Auto Credit-Linked Notes 2024-B F, 8.8810%, 1/18/33
ž
580,893 587,911
Santander Bank Auto Credit-Linked Notes 2024-B G, 12.2310%, 1/18/33
ž
580,893 593,866
Santander Bank Auto Credit-Linked Notes 2025-A E, 6.2740%, 1/16/34
ž
3,100,000 3,077,642
Santander Bank Auto Credit-Linked Notes 2025-A F, 7.3430%, 1/16/34
ž
1,172,000 1,166,395
Santander Bank Auto Credit-Linked Notes 2026-A E, 6.8070%, 7/17/34
ž
1,750,000 1,737,767
SBNA Auto Receivables Trust 2024-A E, 8.0000%, 4/15/32
ž
1,000,000 1,019,659
SBNA Auto Receivables Trust 2025-SF1 D, 5.3400%, 9/15/31
ž
1,750,000 1,752,560
SEB Funding LLC 2026-1A A2, 6.6650%, 1/30/56
ž
2,100,000 2,075,185
SF ABS Issuer LLC 2025-1A A2, 5.3770%, 11/25/55
ž
3,250,000 3,142,379
Sierra Timeshare Receivables Funding LLC 2024-2A D, 7.4800%, 6/20/41
ž
322,422 325,025
Sierra Timeshare Receivables Funding LLC 2024-3A D, 6.9300%, 8/20/41
ž
358,808 357,249
Sierra Timeshare Receivables Funding LLC 2025-2A D, 6.7900%, 4/20/44
ž
2,512,370 2,506,640
Sierra Timeshare Receivables Funding LLC 2025-3A C, 4.9800%, 8/22/44
ž
1,825,310 1,809,874
Sierra Timeshare Receivables Funding LLC 2026-1A D, 7.1000%, 12/22/42
ž
1,259,324 1,253,142
SoFi Consumer Loan Program Trust 2025-1 D, 5.7200%, 2/27/34
ž
3,000,000 3,010,105
SoFi Consumer Loan Program Trust 2025-3 D, 5.3500%, 8/15/34
ž
1,800,000 1,793,549
Sotheby's Artfi Master Trust 2026-1A D, 5.5400%, 6/20/33
ž
5,339,000 5,308,680
Stack Infrastructure Issuer LLC 2026-1A A2, 5.0000%, 3/27/56
ž
3,625,000 3,479,962
Switch ABS Issuer LLC 2024-2A A2, 5.4360%, 6/25/54
ž
3,000,000 2,948,012
Switch ABS Issuer LLC 2025-1A A2, 5.0360%, 3/25/55
ž
2,865,000 2,777,147
Switch ABS Issuer LLC 2025-2A A22, 5.3650%, 10/25/55
ž
3,000,000 2,938,176
Taco Bell Funding LLC 2021-1A A23, 2.5420%, 8/25/51
ž
245,625 213,541
Taco Bell Funding LLC 2021-1A A2I, 1.9460%, 8/25/51
ž
6,434,393 6,337,955
Taco Bell Funding LLC 2021-1A A2II, 2.2940%, 8/25/51
ž
1,072,890 998,281
Tesla Sustainable Energy Business Trust 2026-1A B, 5.7300%, 5/20/52
ž
1,500,000 1,474,637
Theorem Funding Trust 2022-3A B, 8.9500%, 4/15/29
ž
345,083 348,378
Towd Point Mortgage Trust 2025-FIX1 A1, 4.9680%, 9/25/65
Ç,ž
4,127,961 4,091,096
Towd Point Mortgage Trust 2025-FIX2 A1, 5.2490%, 10/25/65
Ç,ž
2,351,759 2,335,030
Towd Point Mortgage Trust 2025-HE1 A2, CME Term Average SOFR 30 Day +
1.6500%, 5.2661%, 7/25/65
‡,ž
4,300,000 4,325,220
Tricolor Auto Securitization Trust 2024-1A C, 6.9900%, 1/18/28
¢,ž
500,000 374,471
Tricolor Auto Securitization Trust 2024-1A D, 8.6100%, 4/17/28
¢,ž
1,500,000 890,526
Tricolor Auto Securitization Trust 2025-1A C, 5.7200%, 10/15/29
¢,ž
11,502,000 2,835,661
Tricolor Auto Securitization Trust 2025-1A D, 6.8400%, 4/15/31
¢,ž
3,240,000 668,167
Truist Bank Auto Credit-Linked Notes 2025-1 C, 6.8070%, 9/26/33
ž
3,047,146 3,040,103
Truist Bank Auto Credit-Linked Notes 2026-1 C, 7.1960%, 6/26/34
ž
849,169 850,690
Truist Bank Auto Credit-Linked Notes 2026-1 D, 10.1010%, 6/26/34
ž
647,514 649,239
TSC SPV Funding LLC 2024-1A A2, 6.2910%, 8/20/54
ž
1,477,500 1,480,132
United Auto Credit Securitization Trust 2024-1 D, 8.3000%, 11/12/29
ž
758,895 762,159
United Auto Credit Securitization Trust 2026-1 C, 5.0600%, 6/10/31
ž
2,305,000 2,288,002
United Auto Credit Securitization Trust 2026-1 D, 5.6500%, 7/10/31
ž
4,067,000 4,027,804
UPG HI Issuer Trust 2025-2 B, 5.9800%, 9/25/47
ž
2,665,000 2,619,053

Janus Henderson Securitized Income ETF
Schedule of Investments
(unaudited)
July 31, 2026

Shares/
Principal Amounts Value
Asset-Backed Securities - (continued)
UPG HI Issuer Trust 2026-1 B, 6.3900%, 2/25/48
ž
$ 1,494,000 $ 1,491,529
UPG HI Issuer Trust 2026-2 B, 6.4000%, 4/27/48
ž
1,000,000 996,624
Upgrade Master Pass-Thru Trust 2026-ST1 D, 5.6910%, 3/15/34
ž
1,500,000 1,479,889
Upstart Securitization Trust 2023-3 B, 8.2500%, 10/20/33
ž
384,349 389,761
Upstart Securitization Trust 2025-3 C, 5.4300%, 9/20/35
ž
2,473,000 2,438,803
US Bank NA 2023-1 B, 6.7890%, 8/25/32
ž
689,198 692,070
US Bank NA 2023-1 C, 9.7850%, 8/25/32
ž
22,671 22,832
USB Auto Owner Trust 2025-1A C, 4.9600%, 3/17/31
ž
1,500,000 1,500,093
USB Auto Owner Trust 2025-1A D, 5.4000%, 12/15/32
ž
2,500,000 2,502,790
VB-S1 Issuer LLC 2026-1A D, 5.1930%, 3/15/56
ž
1,375,000 1,329,251
VB-S1 Issuer LLC 2026-1A F, 6.8430%, 3/15/56
ž
1,203,000 1,198,627
VB-S1 Issuer LLC-VBTEL 2022-1A D, 4.2880%, 2/15/52
ž
500,000 494,232
VB-S1 Issuer LLC-VBTEL 2024-1A D, 6.6440%, 5/15/54
ž
1,500,000 1,528,297
VB-S1 Issuer LLC-VBTEL 2024-1A F, 8.8710%, 5/15/54
ž
1,150,000 1,176,020
Vertical Bridge CC LLC 2025-1A D, 9.3830%, 8/16/55
ž
3,100,000 3,178,367
Vista Point Securitization Trust 2025-CES2 A1, 5.6010%, 8/25/55
Ç,ž
6,347,502 6,334,712
Vista Point Securitization Trust 2026-CES1 A2, 5.2260%, 2/25/56
Ç,ž
1,400,000 1,365,351
Vista Point Securitization Trust 2026-CES1 A3, 5.3760%, 2/25/56
Ç,ž
2,000,000 1,950,647
Western Funding Auto Loan Trust 2025-1 C, 5.3400%, 11/15/35
ž
1,389,000 1,376,171
Western Funding Auto Loan Trust 2025-1 D, 5.7900%, 1/15/36
ž
2,500,000 2,478,731
Westgate Resorts LLC 2023-1A D, 10.1400%, 12/20/37
ž
96,782 98,066
Westgate Resorts LLC 2024-1A C, 7.0600%, 1/20/38
ž
497,986 501,024
Westgate Resorts LLC 2024-1A D, 9.2600%, 1/20/38
ž
497,986 504,895
Westgate Resorts LLC 2026-1A C, 6.0800%, 10/20/39
ž
2,729,568 2,713,443
Westgate Resorts LLC 2026-1A D, 7.9900%, 10/20/39
ž
970,755 971,217
Wingspire Equipment Finance LLC 2024-1A D, 6.3100%, 9/20/32
ž
2,500,000 2,520,354
Wingspire Equipment Finance LLC 2025-1A D, 5.4500%, 9/20/33
ž
3,194,000 3,156,747
Wireless PropCo Funding LLC 2025-1A B, 4.3000%, 6/25/55
ž
766,400 721,886
Zayo Issuer LLC 2025-3A B, 5.7160%, 10/20/55
ž
2,150,000 2,070,341
Zayo Issuer LLC 2026-1A C, 7.7840%, 4/20/56
ž
3,269,000 3,276,184
Total Asset-Backed Securities (cost $639,992,015) 624,394,905
Collateralized Loan Obligations - 3 .2%
AB BSL CLO 1 Ltd. 2020-1A A2R2, CME Term SOFR 3 Month + 1.5300%,
5.2829%, 10/15/38
‡,ž
11,000,000 11,017,062
Ares LXXI CLO Ltd. 2024-71A A2R, CME Term SOFR 3 Month + 1.4500%,
5.2173%, 4/20/37
‡,ž
5,000,000 5,004,862
Atlantic Avenue Ltd. 2026-5A D1, CME Term SOFR 3 Month + 3.2000%,
0.0000%, 3/31/39
†,‡,ž
5,000,000 5,000,000
Bain Capital Credit CLO Ltd. 2025-5A A2, CME Term SOFR 3 Month + 1.4500%,
5.1792%, 1/19/39
‡,ž
8,000,000 8,010,631
OHA Credit Funding 24 Ltd. 2025-24A A2, CME Term SOFR 3 Month + 1.4200%,
5.1492%, 1/20/39
‡,ž
12,000,000 12,014,225
Regatta X Funding Ltd. 2017-3A D1R2, CME Term SOFR 3 Month + 3.0000%,
6.8058%, 7/17/37
‡,ž
5,000,000 5,000,870
Zais CLO 11 Ltd. 2018-11A BR, CME Term SOFR 3 Month + 1.7900%, 5.5192%,
1/20/32
‡,ž
2,228,344 2,228,904
Total Collateralized Loan Obligations (cost $48,228,344) 48,276,554
Convertible Bonds - 0 .2%
Communications - 0 .1%
Applied Digital Corp., 2.7500%, 6/1/30 671,000 1,999,580
Financial - 0 .1%
Terawulf, Inc., 0.0000%, 5/1/32
¤,ž
1,600,000 1,907,241
Total Convertible Bonds (cost 4,713,497) 3,906,821

Janus Henderson Securitized Income ETF
Schedule of Investments
(unaudited)
July 31, 2026

Shares/
Principal Amounts Value
Corporate Bonds - 5 .6%
Basic Materials - 0 .1%
Mineral Resources Ltd., 6.2500%, 5/1/34
ž
$ 1,584,000 $ 1,543,860
Communications - 1 .8%
Big Sky Funding LLC, 8.5000%, 12/31/27
¢
5,481,934 5,481,934
Black Pearl Compute LLC, 6.1250%, 2/15/31
ž
12,941,000 12,919,311
Meridian Arc Holdco LLC, 6.2500%, 4/30/31
ž
4,828,000 4,638,901
SE Cosmos LLC, 8.8750%, 5/1/31
ž
3,785,000 3,733,086
26,773,232
Financial - 2 .7%
Big Sky Bancorp, Inc., 8.5000%, 10/20/35
¢
218,066 218,066
Figure Technology Solutions, Inc., 8.5000%, 7/31/31
#,ž
24,590,000 24,202,571
Rithm Capital Corp., 8.5000%, 6/1/31
ž
16,633,000 16,673,617
41,094,254
Technology - 0 .7%
CoreWeave, Inc., 9.6250%, 7/15/32
#,ž
10,712,000 9,587,575
Utilities - 0 .3%
Talen Energy Supply LLC, 6.3750%, 5/1/33
ž
5,141,000 5,062,887
Total Corporate Bonds (cost 86,024,371) 84,061,808
Commercial Mortgage-Backed Securities - 24 .3%
1301 Trust , 6.2227% , 8/11/42
‡ ,ž
3,464,000 3,425,624
280 Park Avenue Mortgage Trust , CME Term SOFR 1 Month + 1.3800% ,
5.0564% , 9/15/34
‡ ,ž
2,500,000 2,493,770
ALA Trust
2025-OANA A, CME Term SOFR 1 Month + 1.7426%, 5.4196%, 6/15/40
‡,ž
12,053,651 12,096,192
2025-OANA D, CME Term SOFR 1 Month + 3.0907%, 6.7677%, 6/15/40
‡,ž
2,333,000 2,334,657
BAMLL Re-REMIC Trust
0.0008%, 9/27/52
‡,ž
2,405,067 2,379,535
0.0099%, 2/27/51
‡,ž
1,784,783 1,430,752
0.0000%, 11/27/51
§,ž
1,892,604 1,515,595
BAY Trust , CME Term SOFR 1 Month + 2.3924% , 6.0688% , 6/15/41
‡ ,ž
3,384,000 3,371,863
BFLD Commercial Mortgage Trust
5.4512%, 10/10/42
‡,ž
3,000,000 2,963,713
7.9126%, 10/10/42
‡,ž
790,000 802,735
BLP Commercial Mortgage Trust , CME Term SOFR 1 Month + 2.6500% ,
6.3264% , 12/15/42
‡ ,ž
4,000,000 4,009,514
BMP Commercial Mortgage Trust , CME Term SOFR 1 Month + 2.3905% ,
6.0669% , 6/15/41
‡ ,ž
3,750,000 3,765,212
BOCA Commercial Mortgage Trust , CME Term SOFR 1 Month + 2.5000% ,
6.1764% , 12/15/42
‡ ,ž
2,000,000 2,001,841
BPR Trust
5.8500%, 11/5/41
‡,ž
2,870,000 2,820,395
5.8500%, 11/5/41
‡,ž
3,407,000 3,158,735
BX Commercial Mortgage Trust
2024-AIR2 C, CME Term SOFR 1 Month + 2.2412%, 5.9182%, 10/15/41
‡,ž
1,918,360 1,924,117
2024-AIR2 D, CME Term SOFR 1 Month + 2.7905%, 6.4675%, 10/15/41
‡,ž
2,489,072 2,495,240
2024-AIRC A, CME Term SOFR 1 Month + 1.6912%, 5.3676%, 8/15/41
‡,ž
6,252,976 6,261,332
7.7127%, 8/13/41
‡,ž
4,702,000 4,409,791
2024-BRBK B, CME Term SOFR 1 Month + 3.9266%, 7.6318%, 10/15/41
‡,ž
1,850,000 1,851,099
2024-MF C, CME Term SOFR 1 Month + 1.9409%, 5.6173%, 2/15/39
‡,ž
309,909 310,779
2024-MF D, CME Term SOFR 1 Month + 2.6898%, 6.3662%, 2/15/39
‡,ž
4,825,727 4,842,291
2024-WPT D, CME Term SOFR 1 Month + 2.6897%, 6.3661%, 3/15/34
‡,ž
1,580,000 1,585,773
2024-XL5 D, CME Term SOFR 1 Month + 2.6898%, 6.3662%, 3/15/41
‡,ž
3,570,000 3,591,166
2026-CSMO C, CME Term SOFR 1 Month + 2.0000%, 5.6764%, 2/15/43
‡,ž
400,000 403,498

Janus Henderson Securitized Income ETF
Schedule of Investments
(unaudited)
July 31, 2026

Shares/
Principal Amounts Value
Commercial Mortgage-Backed Securities - (continued)
BX Commercial Mortgage Trust - (continued)
2026-CSMO D, CME Term SOFR 1 Month + 2.4500%, 6.1264%, 2/15/43
‡,ž
$ 2,580,000 $ 2,602,560
2026-XL6 D, CME Term SOFR 1 Month + 2.1000%, 5.7764%, 3/15/43
‡,ž
4,171,939 4,192,278
BX Trust
2021-BXMF G, CME Term SOFR 1 Month + 3.4640%, 7.1400%, 10/15/26
‡,ž
1,767,500 1,765,829
2024-CNYN C, CME Term SOFR 1 Month + 1.9412%, 5.6175%, 4/15/41
‡,ž
1,050,000 1,052,621
2024-CNYN D, CME Term SOFR 1 Month + 2.6901%, 6.3665%, 4/15/41
‡,ž
5,600,000 5,620,971
2024-VLT4 D, CME Term SOFR 1 Month + 2.4401%, 6.1164%, 6/15/41
‡,ž
1,055,450 1,055,318
2024-VLT4 E, CME Term SOFR 1 Month + 2.8894%, 6.5658%, 6/15/41
‡,ž
3,979,047 3,939,700
5.5173%, 12/13/42
‡,ž
7,050,000 6,975,199
2025-DIME E, CME Term SOFR 1 Month + 3.0000%, 6.6764%, 2/15/35
‡,ž
5,000,000 5,004,374
2025-LUNR D, CME Term SOFR 1 Month + 2.5000%, 6.1764%, 6/15/40
‡,ž
3,113,040 3,123,919
2025-ROIC E, CME Term SOFR 1 Month + 2.9413%, 6.6177%, 3/15/30
‡,ž
2,681,722 2,682,062
2025-TAIL D, CME Term SOFR 1 Month + 2.4500%, 6.1264%, 6/15/35
‡,ž
6,000,000 6,005,200
2025-VLT7 E, CME Term SOFR 1 Month + 3.7500%, 7.4264%, 7/15/44
‡,ž
9,966,000 9,940,110
2026-CART D, CME Term SOFR 1 Month + 1.9000%, 5.5764%, 2/15/36
‡,ž
2,810,000 2,799,474
2026-CIP D, CME Term SOFR 1 Month + 2.1000%, 5.7764%, 5/15/38
‡,ž
786,092 789,549
2026-CIP E, CME Term SOFR 1 Month + 3.1000%, 6.7764%, 5/15/38
‡,ž
1,903,370 1,915,144
BXHPP Trust
2021-FILM A, CME Term SOFR 1 Month + 0.7645%, 4.4405%, 8/15/36
‡,ž
437,000 416,567
2021-FILM B, CME Term SOFR 1 Month + 1.0145%, 4.6905%, 8/15/36
‡,ž
250,000 232,799
2021-FILM C, CME Term SOFR 1 Month + 1.2145%, 4.8905%, 8/15/36
‡,ž
1,950,000 1,706,247
BXP Trust
3.4248%, 6/13/39
‡,ž
2,310,000 2,263,385
3.4248%, 6/13/39
‡,ž
3,080,000 2,994,739
CALI Mortgage Trust
4.1580%, 3/10/39
ž
2,749,000 2,613,531
4.2580%, 3/10/39
ž
4,492,000 4,225,428
Century Plaza Towers , 2.9968% , 11/13/39
‡ ,ž
1,250,000 1,129,269
COMM Mortgage Trust
3.1400%, 10/10/36
ž
2,120,000 1,978,405
2024-WCL1 C, CME Term SOFR 1 Month + 2.8890%, 6.5654%, 6/15/41
‡,ž
2,216,000 2,225,010
2024-WCL1 D, CME Term SOFR 1 Month + 3.2890%, 6.9654%, 6/15/41
‡,ž
4,250,000 4,289,905
CSMC Trust
2021-BHAR C, CME Term SOFR 1 Month + 2.1145%, 5.7915%, 11/15/38
‡,ž
3,446,000 3,414,786
2021-BHAR E, CME Term SOFR 1 Month + 3.6145%, 7.2915%, 11/15/38
‡,ž
300,000 297,282
DBGS Mortgage Trust
2021-W52 B, CME Term SOFR 1 Month + 2.0112%, 5.6882%, 10/15/39
‡,ž
366,000 361,370
2021-W52 C, CME Term SOFR 1 Month + 2.5640%, 6.2410%, 10/15/39
‡,ž
2,151,000 2,120,175
DC Trust , 7.0360% , 4/13/40
‡ ,ž
1,615,000 1,607,191
EQT Trust
2026-IND1 D, CME Term SOFR 1 Month + 2.0000%, 5.6500%, 7/15/41
‡,ž
362,000 362,000
2026-IND1 E, CME Term SOFR 1 Month + 2.7000%, 6.3500%, 7/15/41
‡,ž
690,000 690,819
Extended Stay America Trust
2025-ESH B, CME Term SOFR 1 Month + 1.6000%, 5.2764%, 10/15/42
‡,ž
7,223,500 7,232,655
2025-ESH D, CME Term SOFR 1 Month + 2.6000%, 6.2764%, 10/15/42
‡,ž
3,539,515 3,561,997
2025-ESH E, CME Term SOFR 1 Month + 3.3500%, 7.0264%, 10/15/42
‡,ž
3,539,515 3,574,428
2025-ESH F, CME Term SOFR 1 Month + 4.1000%, 7.7764%, 10/15/42
‡,ž
1,685,483 1,690,032
2026-ESH2 D, CME Term SOFR 1 Month + 2.2500%, 5.9264%, 2/15/43
‡,ž
4,827,014 4,847,256
FREMF Mortgage Trust , 5.6388% , 11/25/28
‡ ,ž
4,000,000 3,746,328
FS Commercial Mortgage Trust
9.0801%, 11/10/39
‡,ž
5,750,000 5,799,561
2026-PALM D, CME Term SOFR 1 Month + 2.4000%, 6.0500%, 7/15/41
‡,ž
2,000,000 2,003,742

Janus Henderson Securitized Income ETF
Schedule of Investments
(unaudited)
July 31, 2026

Shares/
Principal Amounts Value
Commercial Mortgage-Backed Securities - (continued)
GGP Trust , 5.8324% , 5/10/43
‡
$ 4,210,679 $ 4,183,549
Ginnie Mae , CME Term SOFR 1 Month + 0.2645% , 3.9341% , 8/20/35
‡
89,447 88,250
Great Wolf Trust
2024-WOLF C, CME Term SOFR 1 Month + 2.3910%, 6.0674%, 3/15/39
‡,ž
1,260,000 1,265,502
2024-WOLF D, CME Term SOFR 1 Month + 2.8900%, 6.5664%, 3/15/39
‡,ž
6,603,000 6,633,734
2024-WOLF G, CME Term SOFR 1 Month + 5.4360%, 9.1124%, 3/15/39
‡,ž
2,750,000 2,760,152
GWT , CME Term SOFR 1 Month + 3.6384% , 7.3148% , 5/15/41
‡ ,ž
4,322,000 4,348,109
Hilton USA Trust , CME Term SOFR 1 Month + 1.7430% , 5.4194% , 7/15/42
‡ ,ž
7,400,000 7,416,852
Hudsons Bay Simon JV Trust
4.1545%, 8/5/34
ž
432,410 415,206
4.9056%, 8/5/34
ž
2,500,000 2,359,538
5.4470%, 8/5/34
‡,ž
859,000 799,117
IRV Trust , 5.7304% , 3/14/47
‡ ,ž
5,238,786 5,120,857
JW Commercial Mortgage Trust
2026-MRCO B, CME Term SOFR 1 Month + 1.7000%, 5.3764%, 6/15/39
‡,ž
3,750,000 3,761,166
2026-MRCO C, CME Term SOFR 1 Month + 1.9500%, 5.6264%, 6/15/39
‡,ž
2,250,000 2,258,767
2026-MRCO D, CME Term SOFR 1 Month + 2.4500%, 6.1264%, 6/15/39
‡,ž
2,750,000 2,765,458
LEX Trust , CME Term SOFR 1 Month + 2.3500% , 6.0264% , 3/15/43
‡ ,ž
3,704,000 3,717,882
Life Mortgage Trust , CME Term SOFR 1 Month + 1.8645% , 5.5405% , 3/15/38
‡ ,ž
1,050,000 986,707
MKT Mortgage Trust
2.9406%, 2/12/40
‡,ž
2,500,000 2,058,932
2.9406%, 2/12/40
‡,ž
1,541,000 1,233,334
MLTI Trust , CME Term SOFR 1 Month + 2.1500% , 5.8264% , 6/15/39
‡ ,ž
6,300,000 6,326,970
MTN Commercial Mortgage Trust , 5.8630% , 5/15/43
‡ ,ž
2,400,000 2,371,272
National Commercial Mortgage Trust
2026-IND D, CME Term SOFR 1 Month + 2.1500%, 5.8264%, 6/15/43
‡,ž
500,000 501,317
2026-IND E, CME Term SOFR 1 Month + 3.1500%, 6.8264%, 6/15/43
‡,ž
3,375,000 3,389,827
NRTH Commercial Mortgage Trust , CME Term SOFR 1 Month + 1.6429% ,
5.3193% , 10/15/40
‡ ,ž
4,500,000 4,505,434
NYC Commercial Mortgage Trust
7.3580%, 6/10/42
‡,ž
5,000,000 5,008,789
2025-3BP D, CME Term SOFR 1 Month + 2.4413%, 6.1176%, 2/15/42
‡,ž
2,500,000 2,503,494
6.7024%, 7/15/38
‡,ž
5,500,000 5,480,265
Olympic Tower Mortgage Trust , 3.5660% , 5/10/39
ž
10,505,000 10,086,276
PFDR Trust , CME Term SOFR 1 Month + 2.5000% , 6.1764% , 6/15/43
‡ ,ž
2,508,000 2,510,537
PNW Trust , CME Term SOFR 1 Month + 1.7113% , 5.3876% , 4/15/41
‡ ,ž
6,500,000 6,483,750
PRM7 Trust , 6.6184% , 11/10/42
‡ ,ž
2,385,000 2,352,597
SCG Commercial Mortgage Trust
2025-DLFN E, CME Term SOFR 1 Month + 2.9500%, 6.6264%, 3/15/35
‡,ž
4,904,000 4,919,311
2025-FLWR E, CME Term SOFR 1 Month + 2.7500%, 6.4264%, 8/15/42
‡,ž
2,867,000 2,840,539
SCG Trust
2025-SNIP D, CME Term SOFR 1 Month + 2.6000%, 6.2764%, 9/15/42
‡,ž
3,500,000 3,499,681
2025-SNIP E, CME Term SOFR 1 Month + 3.4000%, 7.0764%, 9/15/42
‡,ž
5,000,000 5,000,002
SLG Commercial Mortgage Trust , 5.2858% , 2/15/39
‡ ,ž
2,523,000 2,467,723
SMRT , CME Term SOFR 1 Month + 1.9500% , 5.6270% , 1/15/39
‡ ,ž
6,250,000 6,243,053
SMRT Commercial Mortgage Trust , CME Term SOFR 1 Month + 3.3500% ,
7.0270% , 1/15/39
‡ ,ž
2,025,000 2,017,563
SREIT Trust , CME Term SOFR 1 Month + 2.7327% , 6.4087% , 11/15/36
‡ ,ž
2,334,000 2,333,297
SWCH Commercial Mortgage Trust , CME Term SOFR 1 Month + 3.3402% ,
7.0166% , 2/15/42
‡ ,ž
5,340,000 5,278,726
TYSN Mortgage Trust , 6.5797% , 12/10/33
‡ ,ž
500,000 511,694
VEGAS , 6.2165% , 7/10/36
‡ ,ž
2,500,000 2,474,023
WB Commercial Mortgage Trust
5.9365%, 3/15/40
‡,ž
10,000,000 10,000,777

Janus Henderson Securitized Income ETF
Schedule of Investments
(unaudited)
July 31, 2026

Shares/
Principal Amounts Value
Commercial Mortgage-Backed Securities - (continued)
WB Commercial Mortgage Trust - (continued)
6.9033%, 3/15/40
‡,ž
$ 2,500,000 $ 2,483,868
8.0108%, 3/15/40
‡,ž
500,000 500,685
Wells Fargo Commercial Mortgage Trust
6.2262%, 7/15/35
‡,ž
2,500,000 2,503,203
6.1762%, 3/15/38
‡,ž
2,776,000 2,769,934
6.9072%, 3/15/38
‡,ž
4,309,000 4,331,126
Total Commercial Mortgage-Backed Securities (cost $364,595,893) 364,963,279
Mortgage-Backed Securities - 27 .0%
Fannie Mae / Freddie Mac UMBS, Single Family, 30 Year
5.0000%, TBA, 30 Year Maturity
^
129,985,000 125,422,266
5.5000%, TBA, 30 Year Maturity
^
20,338,000 20,118,105
6.0000%, TBA, 30 Year Maturity
^
139,241,500 140,693,789
6.5000%, TBA, 30 Year Maturity
^
40,163,000 41,383,554
Galaxy Senior Participation Interest Trust 1 , 2.3760% , 7/31/26
¢ ,‡
3,011,187 3,011,187
Ginnie Mae II UMBS, Single Family, 30 Year , 2.5000% , TBA , 30 Year Maturity
^
90,700,000 75,688,878
Total Mortgage-Backed Securities (cost $410,554,677) 406,317,779
Residential Mortgage-Backed Securities - 24 .1%
A&D Mortgage Trust
5.7900%, 6/25/70
‡,ž
2,285,651 2,288,372
5.1200%, 12/25/70
Ç,ž
3,051,064 3,016,400
4.9120%, 2/25/71
‡,ž
2,376,313 2,340,991
5.1140%, 2/25/71
Ç,ž
2,772,046 2,729,706
ABL , 7.4570% , 9/25/29
Ç ,ž
5,160,000 5,164,247
Angel Oak Mortgage Trust , 5.7680% , 4/25/70
Ç ,ž
1,501,938 1,501,070
Arixa Mortgage Trust , 6.0510% , 5/25/31
Ç ,ž
1,156,000 1,149,668
Bayview Opportunity Master Fund VII Trust
5.7960%, 7/25/56
Ç,ž
1,644,000 1,632,344
6.0950%, 7/25/56
‡,ž
1,279,000 1,272,285
5.9380%, 5/25/56
Ç,ž
550,000 549,995
5.9880%, 5/25/56
Ç,ž
1,100,000 1,099,995
6.2370%, 5/25/56
‡,ž
1,100,000 1,099,990
Brean Asset-Backed Securities Trust
4.5000%, 5/25/64
ž
2,560,000 2,461,671
5.0000%, 9/25/64
ž
1,366,114 1,350,155
Central Park Funding Trust , 7.2500% , 7/27/28
ž
4,500,000 4,500,000
Chase Mortgage Finance Corp. , CME Term Average SOFR 30 Day + 1.5500% ,
5.1661% , 2/25/50
‡ ,ž
273,288 267,061
Connecticut Avenue Securities Trust
2021-R01 1B2, CME Term Average SOFR 30 Day + 6.0000%,
9.6161%, 10/25/41
‡,ž
15,678,000 15,838,906
2021-R01 1M2, CME Term Average SOFR 30 Day + 1.5500%,
5.1661%, 10/25/41
‡,ž
345,910 346,234
2021-R02 2B2, CME Term Average SOFR 30 Day + 6.2000%,
9.8161%, 11/25/41
‡,ž
11,958,000 12,132,734
2021-R03 1B2, CME Term Average SOFR 30 Day + 5.5000%,
9.1161%, 12/25/41
‡,ž
6,480,000 6,583,289
2022-R01 1B2, CME Term Average SOFR 30 Day + 6.0000%,
9.6161%, 12/25/41
‡,ž
14,958,409 15,225,448
2022-R02 2B2, CME Term Average SOFR 30 Day + 7.6500%,
11.2661%, 1/25/42
‡,ž
3,000,000 3,090,083
2022-R03 1B2, CME Term Average SOFR 30 Day + 9.8500%,
13.4661%, 3/25/42
‡,ž
4,744,000 4,992,539

Janus Henderson Securitized Income ETF
Schedule of Investments
(unaudited)
July 31, 2026

Shares/
Principal Amounts Value
Residential Mortgage-Backed Securities - (continued)
Connecticut Avenue Securities Trust - (continued)
2022-R04 1B2, CME Term Average SOFR 30 Day + 9.5000%,
13.1161%, 3/25/42
‡,ž
$ 3,774,099 $ 3,965,458
2022-R05 2B2, CME Term Average SOFR 30 Day + 7.0000%,
10.6161%, 4/25/42
‡,ž
4,487,188 4,665,537
2022-R07 1B2, CME Term Average SOFR 30 Day + 12.0000%,
15.6161%, 6/25/42
‡,ž
4,261,041 4,654,954
2023-R02 1B2, CME Term Average SOFR 30 Day + 7.9000%,
11.5161%, 1/25/43
‡,ž
3,445,000 3,755,050
2023-R02 1M2, CME Term Average SOFR 30 Day + 3.3500%,
6.9661%, 1/25/43
‡,ž
2,335,000 2,407,234
2023-R05 1B1, CME Term Average SOFR 30 Day + 4.7500%,
8.3661%, 6/25/43
‡,ž
810,000 857,669
2023-R05 1B2, CME Term Average SOFR 30 Day + 6.8500%,
10.4661%, 6/25/43
‡,ž
1,900,000 2,078,125
2024-R06 1M2, CME Term Average SOFR 30 Day + 1.6000%,
5.2161%, 9/25/44
‡,ž
1,438,817 1,440,823
2025-R01 1M2, CME Term Average SOFR 30 Day + 1.5000%,
5.1161%, 1/25/45
‡,ž
1,054,000 1,055,447
2025-R04 1M2, CME Term Average SOFR 30 Day + 1.5000%,
5.1161%, 5/25/45
‡,ž
5,168,240 5,177,725
Easy Street Mortgage Loan Trust , 5.6060% , 10/25/40
Ç ,ž
1,900,000 1,889,026
EFMT , 5.5650% , 11/25/40
Ç ,ž
1,717,000 1,707,727
Finance of America Structured Securities Trust
3.5000%, 4/25/74
ž
2,554,578 2,508,453
3.5000%, 2/25/75
ž
2,549,787 2,477,586
Freddie Mac Structured Agency Credit Risk Debt Notes REMIC Trust
2020-DNA1 B2, CME Term Average SOFR 30 Day + 5.3645%,
8.9806%, 1/25/50
‡,ž
566,405 631,017
2020-DNA2 B2, CME Term Average SOFR 30 Day + 4.9145%,
8.5306%, 2/25/50
‡,ž
161,209 177,458
2020-HQA5 B2, CME Term Average SOFR 30 Day + 7.4000%,
11.0161%, 11/25/50
‡,ž
1,566,527 1,900,516
2021-DNA5 M2, CME Term Average SOFR 30 Day + 1.6500%,
5.2661%, 1/25/34
‡,ž
24,775 24,827
2021-DNA6 B2, CME Term Average SOFR 30 Day + 7.5000%,
11.1161%, 10/25/41
‡,ž
14,455,553 14,656,140
2021-DNA7 B2, CME Term Average SOFR 30 Day + 7.8000%,
11.4161%, 11/25/41
‡,ž
16,665,945 16,990,930
2021-HQA3 B1, CME Term Average SOFR 30 Day + 3.3500%,
6.9661%, 9/25/41
‡,ž
2,000,000 2,006,133
2021-HQA3 B2, CME Term Average SOFR 30 Day + 6.2500%,
9.8661%, 9/25/41
‡,ž
7,863,963 7,918,888
2021-HQA4 B2, CME Term Average SOFR 30 Day + 7.0000%,
10.6161%, 12/25/41
‡,ž
15,008,276 15,341,254
2022-DNA1 B2, CME Term Average SOFR 30 Day + 7.1000%,
10.7161%, 1/25/42
‡,ž
6,648,980 6,834,326
2022-DNA2 B1, CME Term Average SOFR 30 Day + 4.7500%,
8.3661%, 2/25/42
‡,ž
1,144,034 1,166,205
2022-DNA2 B2, CME Term Average SOFR 30 Day + 8.5000%,
12.1161%, 2/25/42
‡,ž
17,663,969 18,354,331
2022-DNA2 M2, CME Term Average SOFR 30 Day + 3.7500%,
7.3661%, 2/25/42
‡,ž
6,651,290 6,748,882
2022-DNA3 M2, CME Term Average SOFR 30 Day + 4.3500%,
7.9661%, 4/25/42
‡,ž
888,100 909,115

Janus Henderson Securitized Income ETF
Schedule of Investments
(unaudited)
July 31, 2026

Shares/
Principal Amounts Value
Residential Mortgage-Backed Securities - (continued)
Freddie Mac Structured Agency Credit Risk Debt Notes REMIC Trust - (continued)
2022-HQA1 B1, CME Term Average SOFR 30 Day + 7.0000%,
10.6161%, 3/25/42
‡,ž
$ 3,000,000 $ 3,123,354
2022-HQA1 M2, CME Term Average SOFR 30 Day + 5.2500%,
8.8661%, 3/25/42
‡,ž
1,942,932 1,993,654
2024-DNA3 M2, CME Term Average SOFR 30 Day + 1.4500%,
5.0661%, 10/25/44
‡,ž
48,064 48,065
2025-DNA2 M2, CME Term Average SOFR 30 Day + 1.5000%,
5.1161%, 5/25/45
‡,ž
5,510,949 5,515,103
2025-HQA1 M2, CME Term Average SOFR 30 Day + 1.6500%,
5.2661%, 2/25/45
‡,ž
6,176,241 6,211,495
Freddie Mac Structured Agency Credit Risk Debt Notes Trust , CME Term Average
SOFR 30 Day + 7.8645% , 11.4806% , 9/25/48
‡ ,ž
2,797,000 3,154,199
GS Mortgage-Backed Securities Trust , 4.1000% , 7/25/65
Ç ,ž
2,065,223 1,975,076
HOMES Trust , 5.0770% , 8/25/60
Ç ,ž
1,272,266 1,250,674
Homeward Opportunities Fund Trust
5.4760%, 3/25/40
Ç,ž
6,411,000 6,412,623
5.2370%, 9/25/40
Ç,ž
839,000 838,733
JPMorgan Chase Bank NA
2020-CL1 M1, CME Term SOFR 1 Month + 2.3645%, 6.0889%, 10/25/57
‡,ž
5,590,667 5,753,334
2020-CL1 M2, CME Term SOFR 1 Month + 2.6145%, 6.3389%, 10/25/57
‡,ž
4,038,596 4,167,317
2020-CL1 M3, CME Term SOFR 1 Month + 3.4645%, 7.1889%, 10/25/57
‡,ž
337,071 354,425
2020-CL1 M4, CME Term SOFR 1 Month + 4.4645%, 8.1889%, 10/25/57
‡,ž
658,986 712,429
LHOME Mortgage Trust
6.0920%, 7/25/39
Ç,ž
3,130,000 3,131,144
5.7510%, 9/25/39
Ç,ž
3,766,000 3,767,027
Morgan Stanley Residential Mortgage Loan Trust
4.2500%, 2/25/65
‡,ž
1,035,951 987,786
5.0320%, 12/25/70
Ç,ž
1,384,938 1,364,547
New Residential Mortgage Loan Trust
7.1010%, 3/25/39
Ç,ž
2,677,000 2,682,491
4.0000%, 12/25/65
Ç,ž
1,500,000 1,367,217
4.0000%, 12/25/65
‡,ž
750,000 674,132
NRM FHT1 Excess Owner LLC , 6.5450% , 3/25/32
Ç ,ž
4,790,845 4,819,330
Oceanview Mortgage Trust , CME Term Average SOFR 30 Day + 0.9000% ,
4.5161% , 12/25/55
‡ ,ž
846,303 845,904
PRET Trust
4.0000%, 7/25/69
Ç,ž
5,761,241 5,554,073
4.0000%, 8/25/64
Ç,ž
901,658 879,708
4.1500%, 4/25/65
Ç,ž
5,534,610 5,385,224
4.1500%, 1/25/70
Ç,ž
2,341,945 2,259,410
PRPM LLC
5.7290%, 7/25/30
Ç,ž
5,672,758 5,651,041
5.7740%, 8/25/28
Ç,ž
4,085,667 4,069,439
5.2500%, 7/25/55
Ç,ž
1,914,643 1,899,284
5.2500%, 7/25/55
Ç,ž
369,875 363,932
5.2500%, 7/25/55
Ç,ž
300,000 293,338
4.5000%, 8/25/55
Ç,ž
4,800,000 4,614,980
5.3100%, 10/25/55
Ç,ž
5,500,000 5,466,044
5.4600%, 10/25/55
Ç,ž
2,000,000 1,986,387
5.3070%, 12/25/55
Ç,ž
6,852,000 6,690,136
3.2500%, 4/25/55
Ç,ž
2,006,499 1,935,458
3.0000%, 5/25/55
Ç,ž
1,156,652 1,101,643

Janus Henderson Securitized Income ETF
Schedule of Investments
(unaudited)
July 31, 2026

Shares/
Principal Amounts Value
Residential Mortgage-Backed Securities - (continued)
PRPM Trust
5.2060%, 1/25/56
Ç,ž
$ 2,000,000 $ 1,953,903
5.3050%, 1/25/56
Ç,ž
2,000,000 1,947,281
Rain City Mortgage Trust , 8.0210% , 9/25/29
Ç ,ž
560,000 561,006
Reneu Redi Q-1 Trust , 5.8920% , 6/25/41
Ç ,ž
1,664,000 1,659,247
RFT Trust , 6.6310% , 7/27/30
Ç ,ž
4,121,000 4,120,940
Saluda Grade Alternative Mortgage Trust
7.7620%, 4/25/30
Ç,ž
805,109 803,173
7.4390%, 7/25/30
Ç,ž
2,610,399 2,604,385
8.6830%, 7/25/30
Ç,ž
2,516,000 2,509,765
5.7490%, 3/25/31
Ç,ž
3,772,000 3,710,582
6.7480%, 3/25/31
Ç,ž
2,101,000 2,065,088
Saluds Grade Alternative Mortgage Trust , 5.3200% , 10/25/40
Ç ,ž
1,500,000 1,490,326
TVC Mortgage Trust
6.6800%, 4/25/40
Ç,ž
1,200,000 1,210,524
5.3150%, 2/25/41
Ç,ž
1,000,000 987,244
6.3400%, 2/25/41
‡,ž
1,000,000 987,607
Vontive Mortgage Trust , 6.5070% , 3/25/30
Ç ,ž
3,672,000 3,692,353
Total Residential Mortgage-Backed Securities - (cost $ 362,047,374 ) 362,537,599
Convertible Preferred Stocks - 0 .5%
Interactive Media & Services - 0 .3%
Alphabet, Inc. - Series B, 6.2500%, 5/15/29 74,800 3,754,960
Software - 0 .2%
Oracle Corp. - Series D, 6.5000%, 1/15/29 88,850 3,721,038
Total Convertible Preferred Stocks (cost $7,644,790) 7,475,998
Investment Companies - 1 .7%
Exchange-Traded Funds - 0 .1%
Janus Henderson AAA CLO ETF
£
28,835 1,456,167
Money Market Funds - 1 .6%
Janus Henderson Cash Liquidity Fund LLC, 3.6737%
£,∞
24,243,064 24,243,064
Total Investment Companies (cost $25,706,728) 25,699,231
Investments Purchased with Cash Collateral from Securities Lending - 0 .1%
Investment Companies - 0 .1%
Janus Henderson Cash Collateral Fund LLC, 3.6001%
£,∞
738,760 738,760
Time Deposits - 0.0%
Royal Bank of Canada, 3.6300%, 8/3/26 184,690 184,690
Total Investments Purchased with Cash Collateral from Securities Lending
(cost $923,450) 923,450
Total Investments (total cost $ 1,950,431,139 ) - 128 .2% 1,928,557,424
Liabilities, net of Cash, Receivables and Other Assets - (28.2%) (424,217,042)
Net Assets - 100.0% $1,504,340,382

Janus Henderson Securitized Income ETF
Schedule of Investments
(unaudited)
July 31, 2026

Summary of Investments by Country - (Long Positions) (unaudited)
Country Value
% of
Investment
Securities
United States of America $ 1,927,013,564 99 .9%
Australia 1,543,860 0 .1
Total $1,928,557,424 100 .0%
Schedule of TBA sales commitments - (% of Net Assets)
Principal Amounts Value
Securities Sold Short - (6.8)%
Mortgage-Backed Securities - (6.8)%
Fannie Mae / Freddie Mac UMBS, Single Family, 30 Year, 2.5000%, TBA, 30 Year Maturity
^
$ (125,740,000) $ (102,278,551)
Total Securities Sold Short (proceeds $104,592,595) $ (102,278,551)
Summary of Investments by Country - (Short Positions)
Country Value
% of
Investment
Securities
United States of America $ (102,278,551) 100.0%
Schedule of Affiliated Investments - (% of Net Assets)
Affiliate
Affiliated
Investments,
at Value at
10/31/25 Purchases
Sales
Proceeds
Realized
Gain/(Loss)
Change in
Unrealized
Appreciatio n/
(Depreciation)
Affiliated
Investments, at
Value at
7/31/26
............. Shares
Held at
7/31/26
Dividend
Income
Investment Companies - 1 .7%
Exchange-Traded Funds - 0.1%
Janus Henderson AAA CLO ETF
$ – $ 70,231,028 $ (68,586,860) $ (180,504) $ (7,497) $ 1,456,167 28,835 $ 1,159,369
Janus Henderson B-BBB CLO ETF
– 33,549,275 (33,486,247) (63,028) – – – 330,017
Money Market Funds - 1.6%
Janus Henderson Cash Liquidity Fund LLC, 3.6737%
∞
69,912,443 1,335,205,043 (1,380,871,868) 7,784 (10,338) 24,243,064 24,243,064 895,417
Total Investment Companies - 1 .7%
$69,912,443 $1,438,985,346 $(1,482,944,975) $(235,748) (17,835) $25,699,231 24,271,899 $2,384,803
Investments Purchased with Cash Collateral from Securities Lending - 0.1%
Investment Companies - 0.1%
Janus Henderson Cash Collateral Fund LLC, 3.6001%
∞
817,182 26,769,024 (26,847,446) – – 738,760 738,760 19,891
Δ
Total Affiliated Investments - 1.8%
$70,729,625 $1,465,754,370 $(1,509,792,421) $(235,748) $(17,835) $26,437,991 25,010,659 $2,404,694

Janus Henderson Securitized Income ETF
Schedule of Investments
(unaudited)
July 31, 2026

Schedule of Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
Value and
Unrealized
Appreciation
(Depreciation)
Futures Long:
3 Month SOFR 125 9/15/26 $ 30,109,375 $ 90,394
3 Month SOFR 125 12/15/26 30,035,938 16,956
U.S. Treasury 2 Year Notes 2,054 9/30/26 422,321,658 (1,107,590)
U.S. Treasury Ultra Bonds 110 9/21/26 12,065,625 (364,546)
Total - Futures Long $(1,364,786)
Futures Short:
U.S. Treasury 10 Year Notes 217 9/21/26 $ (23,436,000) $ 325,543
U.S. Treasury 10 Year Ultra Bonds 145 9/21/26 (15,906,953) 191,288
U.S. Treasury 5 Year Notes 605 9/30/26 (64,115,821) 349,009
Total - Futures Short $865,840
Total $(498,946)
Schedule of OTC Total Return Swaps
Counterparty/Return Paid by the Fund Return Received by Fund
Payment
Frequency
Termination
Date Notional Amount
Swap Contracts,
at Value and
Unrealized
Appreciation/
(Depreciation)
JPMorgan Chase Bank NA
1 day SOFR + 0.16% Janus Henderson AAA CLO ETF Quarterly 9/28/2026 $1,185,068 $ 63,182
1 day SOFR + 0.19% Janus Henderson AAA CLO ETF At Termination 11/24/2026 $520,378 16,456
1 day SOFR + 0.19% Janus Henderson AAA CLO ETF Quarterly 1/22/2027 $520,378 16,456
1 day SOFR + 0.19% Janus Henderson AAA CLO ETF Quarterly 2/24/2027 $1,089,219 34,445
Total 130,539
Average Ending Monthly Value of Derivative Instruments During the Period Ended July 31, 2026
Futures contracts:
Average notional amount of contracts - long $967,000,483
Average notional amount of contracts - short 71,456,313
OTC Swaps:
Average notional amount 234,139
Options:
Average value of option contracts written 711,248

Janus Henderson Securitized Income ETF
Notes to Schedule of Investments and Other Information
(unaudited)
July 31, 2026

CME Chicago Mercantile Exchange
ETF Exchange Traded Fund
FREMF Freddie Mac Multifamily Securities
LLC Limited Liability Company
LP Limited Partnership
REMIC Real Estate Mortgage Investment Conduit
SOFR Secured Overnight Financing Rate
TBA (To Be Announced) Securities are purchased/sold on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when specific mortgage pools are assigned.
UMBS Uniform Mortgage-Backed Securities
¢ Security is valued using significant unobservable inputs. The total value of Level 3 securities as of the period ended July 31, 2026 is
$13,480,012, which represents 0.9% of net assets.
# Loaned security; a portion of the security is on loan at July 31, 2026. As of July 31, 2026, securities lending transactions accounted for as secured borrowings with an overnight and continuous contractual maturity are $897,504. Gross amounts of recognized liabilities for securities lending (collateral received) is $923,450, resulting in the net amount due the counterparty of $25,946.
.
£ The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.
∞ Rate shown is the 7-day yield as of July 31, 2026.
Δ Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.
Ç Step bond. The coupon rate will increase or decrease periodically based upon a predetermined schedule. The rate shown reflects the current rate.
† The position has not yet settled as of July 31, 2026. The coupon rate is undetermined.
¤ Zero coupon bond.
ž Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid in accordance with the requirements of Rule 22e-4, under the 1940 Act. The total value of 144A securities as of the period ended July 31, 2026 is $1,471,309,536 which represents 97.8% of net assets.
§ PO – Principal Only
^ Settlement is on a delayed delivery or when-issued basis with final maturity TBA in the future.
‡ Variable or floating rate security. Rate shown is the current rate as of July 31, 2026. Certain variable rate securities are not based on a published reference rate and spread; they are determined by the issuer or agent and current market conditions. Reference rate is as of reset date and may vary by security, which may not indicate a reference rate and/or spread in their description.

Janus Henderson Securitized Income ETF
Notes to Schedule of Investments and Other Information
(unaudited)
July 31, 2026

The following is a summary of the inputs that were used to value the Fund 's investments in securities and other financial instruments as of July 31, 2026 . See Notes to Financial Statements for more information.
Valuation Inputs Summary
Level 1 -
Quoted Prices
Level 2 -
Other Significant
Observable Inputs
Level 3 -
Significant
Unobservable Inputs
Total
Assets
Investments in Securities:
Asset-Backed Securities $ — $ 619,626,080 $ 4,768,825 $ 624,394,905
Collateralized Loan Obligations — 48,276,554 — 48,276,554
Convertible Bonds — 3,906,821 — 3,906,821
Corporate Bonds — 78,361,808 5,700,000 84,061,808
Commercial Mortgage-Backed
Securities — 364,963,279 — 364,963,279
Mortgage-Backed Securities — 403,306,592 3,011,187 406,317,779
Residential Mortgage-Backed
Securities — 362,537,599 — 362,537,599
Investment Companies 1,456,167 24,243,064 — 25,699,231
Investments Purchased with Cash
Collateral from Securities Lending — 923,450 — 923,450
Convertible Preferred Stocks 7,475,998 — — 7,475,998
Total Investments in Securities $ 8,932,165 $ 1,906,145,247 $ 13,480,012 $ 1,928,557,424
Other Financial Instruments
(a)
:
Futures Contracts $ 973,190 $ — $ — $ 973,190
OTC Swaps — 130,539 — 130,539
Total Other Financial Instruments $ 973,190 $ 130,539 $ — $ 1,103,729
Total Assets $ 9,905,355 $ 1,906,275,786 $ 13,480,012 $ 1,929,661,153
Liabilities
TBA sales commitments:
Mortgage-Backed Securities $ — $ 102,278,551 $ — $ 102,278,551
Other Financial Instruments
(a)
:
Futures Contracts $ 1,472,136 $ — $ — $ 1,472,136
Total Liabilities $ 1,472,136 $ 102,278,551 $ — $ 103,750,687
(a) Other financial instruments may include forward foreign currency exchange contracts, futures, written options, written swaptions, and swap contracts. Forward foreign currency exchange contracts, futures contracts, and centrally cleared swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Written options, written swaptions, and OTC swaps are reported at their market value at measurement date.

Janus Henderson Short Duration Income ETF
Schedule of Investments
(unaudited)
July 31, 2026

Shares/
Principal Amounts Value
Asset-Backed Securities - 7 .9%
Acacia LLC 2026-1 A, 5.4400%, 7/15/41
ž
$ 5,000,000 $ 4,994,250
Ally Bank 2026-A B, 4.7090%, 3/15/34
ž
10,490,316 10,460,329
Ally Bank Auto Credit-Linked Notes 2024-A A2, 5.6810%, 5/17/32
ž
1,692,569 1,707,774
Ally Bank Auto Credit-Linked Notes 2024-A B, 5.8270%, 5/17/32
ž
1,692,569 1,707,418
Ally Bank Auto Credit-Linked Notes 2024-B A2, 4.9700%, 9/15/32
ž
1,420,820 1,425,729
Bayview Opportunity Master Fund VII LLC 2024-CAR1 A, CME Term Average
SOFR 30 Day + 1.1000%, 4.7161%, 12/26/31
‡,ž
1,874,993 1,877,043
Chase Auto Credit Linked Notes 2026-1 B, 4.9380%, 7/25/34
ž
8,000,000 8,000,648
Compass Datacenters Issuer II LLC 2024-1A A1, 5.2500%, 2/25/49
ž
4,200,000 4,196,617
Compass Datacenters Issuer II LLC 2024-2A A1, 5.0220%, 8/25/49
ž
3,905,000 3,849,945
Compass Datacenters Issuer II LLC 2025-1A A1, 5.3160%, 5/25/50
ž
3,250,000 3,221,963
Credabl ABS Trust 2024-1 A, 30 Day Australian Bank Bill Rate + 1.4500%,
5.7550%, 5/11/45
‡
AUD 7,325,045 5,153,823
Credabl ABS Trust 2024-1 C, 30 Day Australian Bank Bill Rate + 2.2000%,
6.5050%, 5/11/45
‡
AUD 1,168,195 822,368
DB Master Finance LLC 2017-1A A2II, 4.0300%, 11/20/47
ž
$ 5,193,050 5,135,657
DB Master Finance LLC 2021-1A A2II, 2.4930%, 11/20/51
ž
1,557,605 1,463,509
Domino's Pizza Master Issuer LLC 2017-1A A23, 4.1180%, 7/25/47
ž
3,647,200 3,621,679
Domino's Pizza Master Issuer LLC 2019-1A A2, 3.6680%, 10/25/49
ž
2,797,440 2,673,241
Domino's Pizza Master Issuer LLC 2021-1A A2I, 2.6620%, 4/25/51
ž
10,198,608 9,669,036
Huntington Bank Auto Credit-Linked Notes 2024-1 B1, 6.1530%, 5/20/32
ž
5,054,335 5,092,326
Huntington Bank Auto Credit-Linked Notes 2024-2 B1, 5.4420%, 10/20/32
ž
6,119,409 6,151,664
Huntington Bank Auto Credit-Linked Notes 2025-1 B, 4.9570%, 3/21/33
ž
5,798,073 5,796,789
Huntington Bank Auto Credit-Linked Notes 2026-1 B1, 4.5030%, 2/20/34
ž
8,498,116 8,390,788
Liberty Auto Trust 2024-1A A, 30 Day Australian Bank Bill Rate + 1.2000%,
5.5475%, 5/25/32
‡
AUD 4,236,612 2,983,201
Metro Finance Trust 2024-1 A, 30 Day Australian Bank Bill Rate + 1.2500%,
5.5600%, 9/17/30
¥,‡
AUD 7,444,480 5,242,880
NOW Trust 2024-1 A, 30 Day Australian Bank Bill Rate + 1.4000%, 5.7092%,
6/14/32
‡
AUD 19,145,588 13,497,112
NOW Trust 2025-1 A, 30 Day Australian Bank Bill Rate + 1.1500%, 5.4592%,
2/14/34
‡
AUD 15,488,835 10,886,180
Plenti Auto ABS 2025-1 A, 30 Day Australian Bank Bill Rate + 1.1000%, 5.4050%,
8/12/33
¥,‡
AUD 2,216,392 1,559,452
Plenti PL-Green ABS Trust 2024-2 A1, 30 Day Australian Bank Bill Rate +
1.1800%, 5.4850%, 4/11/36
‡
AUD 9,958,850 7,008,420
Plenti PL-Green ABS Trust 2025-1 A1, 30 Day Australian Bank Bill Rate +
1.2000%, 5.5050%, 11/11/36
¥,‡
AUD 4,158,836 2,927,641
Plenti PL-Green ABS Trust 2025-1 A1G, 30 Day Australian Bank Bill Rate +
1.2000%, 5.5050%, 11/11/36
¥,‡
AUD 4,865,838 3,423,171
QTS Issuer ABS II LLC 2025-1A A2, 5.0440%, 10/5/55
ž
$ 10,454,000 10,122,620
RAF ABS 2025-1 A, 30 Day Australian Bank Bill Rate + 0.9500%, 5.2550%,
12/9/31
¥,‡
AUD 14,653,154 10,296,585
RCKT Trust 2025-1A A, 4.9000%, 7/25/34
ž
$ 2,127,035 2,130,766
RCKT Trust 2025-1A B, 4.9900%, 7/25/34
ž
5,000,000 4,999,026
Santander Bank Auto Credit-Linked Notes 2024-B A2, 4.9110%, 1/18/33
ž
2,166,365 2,171,953
Santander Bank Auto Credit-Linked Notes 2024-B B, 4.9650%, 1/18/33
ž
4,195,338 4,204,538
Subway Funding LLC 2024-1A A2I, 6.0280%, 7/30/54
ž
11,426,475 11,405,046
Subway Funding LLC 2024-3A A2I, 5.2460%, 7/30/54
ž
9,691,380 9,452,037
Taco Bell Funding LLC 2018-1A A2II, 4.9400%, 11/25/48
ž
23,251,403 23,094,620
Taco Bell Funding LLC 2021-1A A2I, 1.9460%, 8/25/51
ž
908,813 895,191
Taco Bell Funding LLC 2021-1A A2II, 2.2940%, 8/25/51
ž
2,916,060 2,713,276
Trafigura Securitisation Finance plc 2026-1A A, 5.1200%, 12/15/29
ž
8,000,000 7,943,272
Truist Bank Auto Credit-Linked Notes 2025-1 B, 4.7280%, 9/26/33
ž
9,141,439 9,115,375
Truist Bank Auto Credit-Linked Notes 2026-1 B, 5.0670%, 6/26/34
ž
13,135,289 13,109,402

Janus Henderson Short Duration Income ETF
Schedule of Investments
(unaudited)
July 31, 2026

Shares/
Principal Amounts Value
Asset-Backed Securities - (continued)
United Airlines Pass-Through Trust 2020-1 A, 5.8750%, 10/15/27 $ 1,771,311 $ 1,787,935
Westgate Resorts LLC 2026-1A A, 5.1900%, 10/20/39
ž
9,089,470 9,083,261
Total Asset-Backed Securities (cost $261,132,943) 265,465,556
Collateralized Loan Obligations - 1 .6%
Bain Capital Credit CLO Ltd. 2024-3AR A1R, CME Term SOFR 3 Month +
1.2100%, 0.0000%, 7/16/37
†,‡,ž
10,000,000 10,000,050
Clover CLO LLC 2018-1A A1R3, CME Term SOFR 3 Month + 1.3100%, 5.0392%,
4/20/37
‡,ž
14,500,000 14,516,669
Regatta VIII Funding Ltd. 2017-1A A1R2, CME Term SOFR 3 Month + 1.2800%,
5.0295%, 4/17/37
‡,ž
14,500,000 14,517,154
Sixth Street CLO XI Ltd. 2018-11A AR2, CME Term SOFR 3 Month + 1.2200%,
5.0302%, 4/25/37
‡,ž
14,500,000 14,504,350
Total Collateralized Loan Obligations (cost $53,500,000) 53,538,223
Corporate Bonds - 73 .2%
Basic Materials - 0 .9%
Georgia-Pacific LLC, 4.4000%, 5/15/29
ž
9,850,000 9,756,852
Glencore Funding LLC, 4.9070%, 4/1/28
ž
18,904,000 18,945,699
28,702,551
Communications - 1 .9%
AppLovin Corp., 5.1250%, 12/1/29 22,600,000 22,626,682
NTT Finance Corp., 4.5670%, 7/16/27
ž
5,692,000 5,696,266
NTT Finance Corp., 4.6200%, 7/16/28
ž
4,347,000 4,328,559
Space Exploration Technologies Corp., 5.3500%, 7/15/31
ž
13,369,000 13,012,442
Walt Disney Co. (The), 3.0570%, 3/30/27 CAD 22,920,000 16,348,952
62,012,901
Consumer, Cyclical - 8 .4%
American Honda Finance Corp., 4.5500%, 4/10/28 $ 10,817,000 10,791,714
Daimler Truck Finance Canada, Inc., 2.4600%, 12/15/26
¥
CAD 8,960,000 6,377,864
Daimler Truck Finance North America LLC, 5.0000%, 1/15/27
ž
$ 3,240,000 3,249,167
Daimler Truck Finance North America LLC, 5.1250%, 9/25/27
ž
6,810,000 6,845,083
Delta Air Lines, Inc., 4.7500%, 10/20/28
ž
12,245,250 12,224,217
Ford Motor Credit Co. LLC, 4.9500%, 5/28/27 10,038,000 10,042,020
General Motors Co., 5.3500%, 4/15/28 6,498,000 6,554,139
General Motors Financial Co., Inc., 5.1500%, 8/15/26
¥
GBP 4,690,000 6,312,711
General Motors Financial Co., Inc., 5.4000%, 5/8/27 $ 7,000,000 7,044,025
General Motors Financial Co., Inc., 5.3500%, 7/15/27 9,000,000 9,071,728
General Motors Financial Co., Inc., 5.0000%, 7/15/27 2,866,000 2,878,980
General Motors Financial Co., Inc., 4.7500%, 4/6/29 7,245,000 7,214,257
Hasbro, Inc., 3.5500%, 11/19/26 5,972,000 5,959,583
Hyundai Capital America, 5.9500%, 9/21/26
ž
12,525,000 12,551,864
Hyundai Capital America, 4.8500%, 3/25/27
ž
5,000,000 5,010,078
Hyundai Capital America, 5.0000%, 1/7/28
ž
4,501,000 4,512,817
Hyundai Capital America, 4.2500%, 9/18/28
ž
4,640,000 4,578,350
Hyundai Capital America, 4.2500%, 1/8/29
ž
8,767,000 8,630,998
Hyundai Capital America, 4.7500%, 4/6/29
ž
8,000,000 7,945,164
Hyundai Capital America, SOFR + 1.0700%, 4.7355%, 9/18/28
‡,ž
6,960,000 6,989,905
Marriott International, Inc., 5.4500%, 9/15/26 16,885,000 16,888,561
McDonald's Corp., 3.4500%, 9/8/26
¥
AUD 1,000,000 701,346
Mercedes-Benz Finance North America LLC, 5.2000%, 8/3/26
ž
$ 12,100,000 12,100,000
Royal Caribbean Cruises Ltd., 5.5000%, 4/1/28
ž
13,050,000 13,156,018
Starbucks Corp., 4.5000%, 5/15/28 3,598,000 3,591,726
Stellantis Financial Services US Corp., 4.9500%, 9/15/28
ž
14,263,000 14,160,251
Stellantis Financial Services US Corp., 5.4000%, 6/15/29
ž
9,535,000 9,467,960
Toyota Motor Credit Corp., SOFR + 0.7200%, 4.3906%, 9/5/28
‡
20,600,000 20,698,950

Janus Henderson Short Duration Income ETF
Schedule of Investments
(unaudited)
July 31, 2026

Shares/
Principal Amounts Value
Corporate Bonds - (continued)
Consumer, Cyclical - (continued)
Volkswagen Financial Services Australia Pty. Ltd., 5.3000%, 2/9/27 AUD 1,670,000 $ 1,171,763
Volkswagen Group of America Finance LLC, 4.9000%, 8/14/26
ž
$ 4,075,000 4,075,505
Volkswagen Group of America Finance LLC, 5.7000%, 9/12/26
ž
14,575,000 14,590,826
Volkswagen Group of America Finance LLC, 6.0000%, 11/16/26
ž
13,200,000 13,253,316
Volkswagen Group of America Finance LLC, 5.0500%, 3/27/28
ž
3,580,000 3,589,673
Volkswagen Group of America Finance LLC, 4.4500%, 9/11/27
ž
8,026,000 7,997,731
280,228,290
Consumer, Non-cyclical - 4 .0%
CVS Health Corp., 4.3000%, 3/25/28 8,975,000 8,920,540
Element Fleet Management Corp., 4.8000%, 5/29/29
ž
9,292,000 9,235,017
EMD Finance LLC, 4.1250%, 8/15/28
ž
8,567,000 8,471,539
GE HealthCare Technologies, Inc., 4.1500%, 12/15/28 10,000,000 9,880,235
Illumina, Inc., 4.6500%, 9/9/26 1,705,000 1,705,530
Illumina, Inc., 5.7500%, 12/13/27 5,630,000 5,706,337
Lonsdale Finance Pty. Ltd., 2.4500%, 11/20/26
¥
AUD 29,300,000 20,415,459
Lonsdale Finance Pty. Ltd., 2.1000%, 10/15/27
¥
AUD 3,800,000 2,569,219
Medline Borrower LP, 3.8750%, 4/1/29
ž
$ 3,120,000 3,017,970
Medline Borrower LP, 6.2500%, 4/1/29
ž
4,666,000 4,745,009
Mobility Global, Inc., 5.0500%, 6/15/29
ž
5,820,000 5,797,567
Smith & Nephew plc, 5.1500%, 3/20/27 6,270,000 6,294,240
Solventum Corp., 5.4500%, 2/25/27 6,866,000 6,896,763
Solventum Corp., 5.4000%, 3/1/29 18,132,000 18,358,213
Universal Health Services, Inc., 1.6500%, 9/1/26 23,425,000 23,373,954
135,387,592
Energy - 3 .0%
Cheniere Energy, Inc., 4.6250%, 10/15/28 8,814,000 8,776,514
Columbia Pipelines Holding Co. LLC, 6.0420%, 8/15/28
ž
22,825,000 23,340,317
DT Midstream, Inc., 4.1250%, 6/15/29
ž
13,840,000 13,497,263
Enbridge, Inc., 5.9000%, 11/15/26 5,000,000 5,015,593
Enbridge, Inc., 3.2000%, 6/8/27
¥
CAD 14,500,000 10,336,515
Energy Transfer LP, 6.0500%, 12/1/26 $ 13,440,000 13,495,789
Energy Transfer LP, 4.9500%, 6/15/28 5,000,000 5,018,088
Energy Transfer LP, 6.0000%, 2/1/29
ž
8,922,000 8,970,598
ONEOK, Inc., 5.5500%, 11/1/26 6,600,000 6,614,286
Repsol E&P Capital Markets US LLC, 4.8050%, 9/16/28
ž
5,150,000 5,146,216
100,211,179
Financial - 42 .6%
AerCap Ireland Capital DAC, 6.1000%, 1/15/27 8,375,000 8,427,432
AerCap Ireland Capital DAC, 6.4500%, 4/15/27 19,617,000 19,851,149
AerCap Ireland Capital DAC, 3.6500%, 7/21/27 3,095,000 3,070,195
American Express Co., SOFR + 0.8110%, 4.4440%, 5/3/30
‡
16,000,000 15,841,367
American Express Co., SOFR + 1.0000%, 5.0980%, 2/16/28
‡
1,950,000 1,956,607
American Express Co., SOFR + 1.2600%, 4.7310%, 4/25/29
‡
12,750,000 12,758,694
American Tower Corp., 3.5500%, 7/15/27 12,000,000 11,904,143
Aon North America, Inc., 5.1250%, 3/1/27 12,795,000 12,839,975
Ares Capital Corp., 7.0000%, 1/15/27 1,358,000 1,371,289
Arthur J Gallagher & Co., 4.6000%, 12/15/27 14,940,000 14,942,476
Athene Global Funding, 4.9500%, 1/7/27
ž
8,374,000 8,391,187
Athene Global Funding, 3.2050%, 3/8/27
ž
2,626,000 2,598,850
Athene Global Funding, 4.7600%, 4/21/27
¥
AUD 1,000,000 698,276
Athene Global Funding, 2.5000%, 3/24/28
ž
$ 9,677,000 9,285,788
Athene Global Funding, 4.8300%, 5/9/28
ž
20,000,000 19,945,364
Athene Global Funding, 5.1330%, 6/1/29
ž
12,248,000 12,232,415

Janus Henderson Short Duration Income ETF
Schedule of Investments
(unaudited)
July 31, 2026

Shares/
Principal Amounts Value
Corporate Bonds - (continued)
Financial - (continued)
Athene Global Funding, 5.1460%, 11/1/29
¥
GBP 4,195,000 $ 5,559,639
Athora Holding Ltd., 6.6250%, 6/16/28
¥
EUR 2,930,000 3,511,222
Atlas Warehouse Lending Co. LP, 6.0500%, 1/15/28
ž
$ 25,655,000 25,931,810
Atlas Warehouse Lending Co. LP, 4.6250%, 11/15/28
ž
24,331,000 23,991,028
Atlas Warehouse Lending Co. LP, 6.2500%, 1/15/30
ž
5,700,000 5,833,248
Australia & New Zealand Banking Group Ltd., 90 Day Australian Bank Bill Rate +
1.5200%, 5.5450%, 1/15/35
‡
AUD 34,400,000 24,040,277
Australia & New Zealand Banking Group Ltd., 90 Day Australian Bank Bill Rate +
2.7000%, 5.9060%, 8/12/32
‡
AUD 10,000,000 7,054,052
Australia & New Zealand Banking Group Ltd., U.K. Government Bonds 5 Year
Note Generic Bid Yield + 1.4500%, 1.8090%, 9/16/31
¥,‡
GBP 12,500,000 16,757,328
Australia & New Zealand Banking Group Ltd., U.S. Treasury Yield Curve Rate
T-Note Constant Maturity 5 Year + 1.6180%, 5.7310%, 9/18/34
‡,ž
$ 4,500,000 4,561,829
Aviation Capital Group LLC, 1.9500%, 9/20/26
ž
15,250,000 15,197,829
Banco Bilbao Vizcaya Argentaria SA, 4.1500%, 3/3/29 21,800,000 21,439,438
Banco Santander SA, U.S. Treasury Yield Curve Rate T-Note Constant Maturity 1
Year + 1.6500%, 6.5270%, 11/7/27
‡
9,600,000 9,647,203
Bank Australia Ltd., 90 Day Australian Bank Bill Rate + 1.7000%,
6.1448%, 2/21/28
¥,‡
AUD 38,220,000 27,165,674
Bank of America Corp., Canadian Dollar Offered Rate 3 Month + 1.4800%,
3.6150%, 3/16/28
‡
CAD 13,500,000 9,656,467
Bank of America Corp., SOFR + 1.5800%, 4.3760%, 4/27/28
‡
$ 3,644,000 3,638,207
Bank of America Corp., SOFR + 1.9900%, 6.2040%, 11/10/28
‡
12,356,000 12,595,129
Bank of America Corp., FIX , SOFR + 0.8300%, 4.9790%, 1/24/29
‡
24,707,000 24,800,422
Bank of New York Mellon (The), SOFR + 1.1350%, 4.7290%, 4/20/29
‡
14,180,000 14,209,100
Bank of New Zealand, U.S. Treasury Yield Curve Rate T-Note Constant Maturity 5
Year + 1.3000%, 5.6980%, 1/28/35
‡,ž
6,035,000 6,102,362
Barclays plc, 90 Day Australian Bank Bill Rate + 2.0000%, 6.1580%, 5/28/35
¥,‡
AUD 2,230,000 1,570,908
Barclays plc, SOFR + 0.9600%, 5.0860%, 2/25/29
‡
$ 8,066,000 8,088,865
Bendigo & Adelaide Bank Ltd., 90 Day Australian Bank Bill Rate + 1.4800%,
5.9452%, 10/14/31
‡
AUD 7,750,000 5,448,765
Blackstone Holdings Finance Co. LLC, 5.9000%, 11/3/27
ž
$ 12,525,000 12,713,661
Blackstone Private Credit Fund, 3.2500%, 3/15/27 16,399,000 16,223,927
Blackstone Secured Lending Fund, 2.1250%, 2/15/27 11,550,000 11,370,326
Blue Owl Capital Corp., 3.1250%, 4/13/27 13,878,000 13,664,905
Blue Owl Credit Income Corp., 3.1250%, 9/23/26 4,871,000 4,857,703
Blue Owl Credit Income Corp., 4.7000%, 2/8/27 13,528,000 13,476,241
BNP Paribas SA, 4.6250%, 3/13/27
ž
11,800,000 11,789,187
BNP Paribas SA, U.S. Treasury Yield Curve Rate T-Note Constant Maturity 1 Year
+ 1.4500%, 5.1250%, 1/13/29
‡,ž
8,000,000 8,038,846
Brown & Brown, Inc., 4.7000%, 6/23/28 3,036,000 3,030,169
Capital One Financial Corp., SOFR + 2.4400%, 7.1490%, 10/29/27
‡
7,823,000 7,867,450
Capital One Financial Corp., SOFR + 2.6000%, 5.2470%, 7/26/30
‡
5,353,000 5,388,158
Capital One NA, USISOA05 + 1.7300%, 5.9740%, 8/9/28
‡
13,900,000 14,104,564
Citadel Securities Global Holdings LLC, 5.5000%, 6/18/30
ž
7,839,000 7,874,222
Citigroup, Inc., SOFR + 1.8870%, 4.6580%, 5/24/28
‡
15,000,000 15,001,116
Commonwealth Bank of Australia, 90 Day Australian Bank Bill Rate + 1.3200%,
5.7727%, 8/20/31
‡
AUD 16,600,000 11,662,158
Commonwealth Bank of Australia, 90 Day Australian Bank Bill Rate + 1.9000%,
6.3652%, 4/14/32
¥,‡
AUD 2,130,000 1,507,375
Commonwealth Bank of Australia, 90 Day Australian Bank Bill Rate + 2.7000%,
7.1318%, 11/9/32
‡
AUD 10,000,000 7,183,074
Commonwealth Bank of Australia, U.S. Treasury Yield Curve Rate T-Note Constant
Maturity 5 Year + 2.0500%, 3.6100%, 9/12/34
‡,ž
$ 5,170,000 4,936,505

Janus Henderson Short Duration Income ETF
Schedule of Investments
(unaudited)
July 31, 2026

Shares/
Principal Amounts Value
Corporate Bonds - (continued)
Financial - (continued)
Commonwealth Bank of Australia, U.S. Treasury Yield Curve Rate T-Note Constant
Maturity 5 Year + 2.0500%, 3.6100%, 9/12/34
¥,‡
$ 6,000,000 $ 5,729,019
Computershare US, Inc., 3.1470%, 11/30/27 AUD 1,070,000 729,277
Corebridge Financial, Inc., 3.6500%, 4/5/27 $ 9,833,000 9,775,767
Corebridge Global Funding, 4.8000%, 5/29/29
ž
8,609,000 8,582,765
Danske Bank A/S, U.S. Treasury Yield Curve Rate T-Note Constant Maturity 1 Year
+ 0.7500%, 4.6620%, 3/27/29
‡,ž
18,377,000 18,363,757
Danske Bank A/S, U.S. Treasury Yield Curve Rate T-Note Constant Maturity 1 Year
+ 0.9500%, 5.4270%, 3/1/28
‡,ž
13,400,000 13,462,174
Deutsche Bank AG, SOFR + 1.2190%, 2.3110%, 11/16/27
‡
6,050,000 6,008,914
Deutsche Bank AG, SOFR + 1.3180%, 2.5520%, 1/7/28
‡
3,320,000 3,290,324
F&G Global Funding, 4.5000%, 1/9/29
ž
14,948,000 14,692,209
F&G Global Funding, 4.6500%, 9/8/28
ž
7,744,000 7,649,097
First-Citizens Bank & Trust Co., SOFR + 1.1460%, 5.0970%, 7/13/29
‡
11,899,000 11,869,270
Goldman Sachs Bank USA, SOFR + 0.7200%, 4.6560%, 6/3/29
‡
13,130,000 13,095,039
Goldman Sachs Group, Inc. (The), SOFR + 0.7100%, 4.3537%, 1/21/29
‡
25,000,000 25,011,800
Goldman Sachs Group, Inc. (The), SOFR + 1.3190%, 4.9370%, 4/23/28
‡
17,010,000 17,043,538
Golub Capital BDC, Inc., 2.0500%, 2/15/27 12,215,000 12,024,059
Heritage and People's Choice Ltd., 90 Day Australian Bank Bill Rate + 2.4000%,
6.8733%, 9/16/31
¥,‡
AUD 1,000,000 702,694
Insurance Australia Group Ltd., 90 Day Australian Bank Bill Rate + 2.4500%,
6.9166%, 12/15/36
‡
AUD 8,550,000 6,036,079
Intesa Sanpaolo SpA, U.S. Treasury Yield Curve Rate T-Note Constant Maturity 1
Year + 0.8000%, 5.0000%, 6/29/30
‡,ž
$ 16,700,000 16,625,415
JPMorgan Chase & Co., SOFR + 0.8000%, 4.9150%, 1/24/29
‡
7,459,000 7,486,170
JPMorgan Chase & Co., SOFR + 0.9300%, 5.5710%, 4/22/28
‡
15,500,000 15,606,389
JPMorgan Chase & Co., SOFR + 0.9300%, 4.9790%, 7/22/28
‡
13,500,000 13,543,547
Liberty Financial Pty. Ltd., 90 Day Australian Bank Bill Rate + 3.8000%,
8.2733%, 3/16/28
¥,‡
AUD 5,010,000 3,648,300
Lloyds Banking Group plc, 90 Day Australian Bank Bill Rate + 1.6800%,
6.1637%, 3/6/30
¥,‡
AUD 5,240,000 3,738,021
Lloyds Banking Group plc, U.S. Treasury Yield Curve Rate T-Note Constant
Maturity 1 Year + 0.8500%, 5.0870%, 11/26/28
‡
$ 1,260,000 1,265,880
Lloyds Banking Group plc, U.S. Treasury Yield Curve Rate T-Note Constant
Maturity 1 Year + 1.4800%, 5.9850%, 8/7/27
‡
3,600,000 3,600,637
Logicor UK plc, 1.8750%, 11/17/26
¥
GBP 656,000 876,535
LPL Holdings, Inc., 5.7000%, 5/20/27 $ 16,965,000 17,099,938
LPL Holdings, Inc., 4.6250%, 11/15/27
ž
23,156,000 23,018,406
LPL Holdings, Inc., 4.9000%, 4/3/28 6,548,000 6,544,857
LSEG Finance plc, 4.5000%, 10/19/28
¥
GBP 3,000,000 3,998,582
Lseg US Fin Corp., 4.8750%, 3/28/27
ž
$ 7,725,000 7,745,821
Macquarie Bank Ltd., 90 Day Australian Bank Bill Rate + 1.9500%,
6.4128%, 3/1/34
‡
AUD 12,190,000 8,725,174
Macquarie Group Ltd., SOFR + 0.9100%, 1.6290%, 9/23/27
‡,ž
$ 2,100,000 2,091,083
Marex UK Holdings Ltd., 5.8290%, 5/8/28 3,280,000 3,297,244
Marex UK Holdings Ltd., 5.6800%, 4/21/31 10,656,000 10,534,603
Marsh & McLennan Cos., Inc., 4.5500%, 11/8/27 15,100,000 15,101,904
Mitsubishi UFJ Financial Group, Inc., U.S. Treasury Yield Curve Rate T-Note
Constant Maturity 1 Year + 0.7800%, 4.5920%, 4/18/30
‡
5,094,000 5,051,668
Mizuho Financial Group, Inc., SOFR + 0.8500%, 4.4966%, 7/13/30
‡
12,847,000 12,834,243
Morgan Stanley, SOFRINDX + 0.8470%, 4.8680%, 7/12/29
‡
6,813,000 6,811,747
Morgan Stanley Bank NA, SOFR + 1.0800%, 4.9520%, 1/14/28
‡
43,610,000 43,717,793
Morgan Stanley Bank NA, SOFRINDX + 0.9800%, 4.6616%, 5/10/30
‡
8,100,000 8,142,031
Morgan Stanley Private Bank NA, SOFR + 0.7700%, 4.4660%, 7/6/28
‡
12,047,000 12,028,576

Janus Henderson Short Duration Income ETF
Schedule of Investments
(unaudited)
July 31, 2026

Shares/
Principal Amounts Value
Corporate Bonds - (continued)
Financial - (continued)
National Australia Bank Ltd., 90 Day Australian Bank Bill Rate + 2.1700%,
6.6537%, 3/9/33
‡
AUD 310,000 $ 221,981
National Australia Bank Ltd., U.K. Government Bonds 5 Year Note Generic Bid
Yield + 1.4000%, 1.6990%, 9/15/31
¥,‡
GBP 12,385,000 16,610,329
Nationwide Building Society, 4.0000%, 9/14/26
ž
$ 19,530,000 19,509,966
Nationwide Building Society, SOFR + 1.0600%, 4.6490%, 7/14/29
‡,ž
12,049,000 12,033,291
Newcastle Greater Mutual Group Ltd., 90 Day Australian Bank Bill Rate +
1.8500%, 6.2943%, 2/14/29
‡
AUD 20,400,000 14,615,358
Permanent TSB Group Holdings plc, EURIBOR ICE Swap Rate 1 Year + 3.5000%,
6.6250%, 6/30/29
¥,‡
EUR 10,100,000 12,264,011
Pershing Square Holdings Ltd., 3.2500%, 11/15/30
ž
$ 15,500,000 14,157,941
Royal Bank of Canada, CAONINDX + 2.1200%, 5.0100%, 2/1/33
‡
CAD 15,500,000 11,287,814
Santander UK Group Holdings plc, SOFRINDX + 1.0700%, 4.3200%, 9/22/29
‡
$ 4,756,000 4,696,071
Societe Generale SA, 5.2500%, 2/19/27
ž
17,440,000 17,516,987
Societe Generale SA, SOFR + 1.0960%, 4.4500%, 4/12/30
‡,ž
7,435,000 7,305,182
Sumitomo Mitsui Trust Bank Ltd., SOFR + 0.7500%, 4.4083%, 9/11/28
‡,ž
6,800,000 6,827,742
Suncorp Group Ltd., 90 Day Australian Bank Bill Rate + 2.3000%,
6.7628%, 6/1/37
‡
AUD 17,200,000 12,202,191
Suncorp Group Ltd., 90 Day Australian Bank Bill Rate + 2.6500%,
7.1128%, 12/1/38
‡
AUD 4,500,000 3,258,490
Teachers Mutual Bank Ltd., 90 Day Australian Bank Bill Rate + 1.3000%,
5.7666%, 6/21/27
‡
AUD 16,140,000 11,394,762
Toronto-Dominion Bank (The), 4.8470%, 7/27/29 $ 16,500,000 16,510,941
UBS AG, SOFR + 0.5000%, 4.1671%, 5/17/27
‡
13,950,000 13,939,070
UBS AG, SOFR + 0.8100%, 4.4665%, 3/16/29
‡
15,750,000 15,798,772
UBS Group AG, SOFR + 0.8400%, 4.4939%, 12/23/29
‡,ž
7,000,000 6,997,939
UBS Group AG, U.S. Treasury Yield Curve Rate T-Note Constant Maturity 1 Year +
1.5200%, 5.4280%, 2/8/30
‡,ž
13,500,000 13,640,632
UBS Group AG, U.S. Treasury Yield Curve Rate T-Note Constant Maturity 1 Year +
1.7500%, 4.7510%, 5/12/28
‡,ž
15,000,000 15,017,229
VER Finco Pty. Ltd., 2.4000%, 9/21/28 AUD 2,230,000 1,470,809
VICI Properties LP, 5.7500%, 2/1/27
ž
$ 12,699,000 12,731,040
VICI Properties LP, 3.7500%, 2/15/27
ž
8,000,000 7,957,981
VICI Properties LP, 4.7500%, 4/1/28 4,638,000 4,625,810
Vicinity Centres Trust, 4.0000%, 4/26/27
¥
AUD 150,000 104,464
Wells Fargo & Co., SOFR + 0.7200%, 4.3965%, 5/20/29
‡
$ 25,000,000 25,013,000
Wells Fargo & Co., SOFR + 0.8800%, 4.5368%, 9/15/29
‡
13,820,000 13,861,334
Wells Fargo & Co., SOFR + 1.0700%, 5.7070%, 4/22/28
‡
7,870,000 7,930,105
Wells Fargo & Co., SOFR + 1.3700%, 4.9700%, 4/23/29
‡
12,639,000 12,686,183
Wells Fargo & Co., W , SOFR + 0.7800%, 4.9000%, 1/24/28
‡
14,586,000 14,612,158
Westpac Banking Corp., 90 Day Australian Bank Bill Rate + 0.7500%,
5.1818%, 8/10/26
‡
AUD 1,400,000 983,359
Westpac Banking Corp., 90 Day Australian Bank Bill Rate + 1.2300%,
5.6618%, 11/11/27
‡
AUD 3,300,000 2,340,701
Westpac Banking Corp., 90 Day Australian Bank Bill Rate + 1.5200%,
5.3510%, 2/12/35
¥,‡
AUD 12,300,000 8,542,322
Westpac Banking Corp., 90 Day Australian Bank Bill Rate + 1.6700%,
5.9720%, 7/10/34
‡
AUD 6,500,000 4,606,043
Westpac Banking Corp., 90 Day Australian Bank Bill Rate + 1.6700%,
6.1293%, 7/10/34
‡
AUD 14,300,000 10,208,822
Westpac Banking Corp., 90 Day Australian Bank Bill Rate + 1.8800%,
6.3375%, 4/3/34
‡
AUD 9,500,000 6,814,312
Willis North America, Inc., 4.6500%, 6/15/27 $ 4,599,000 4,602,764

Janus Henderson Short Duration Income ETF
Schedule of Investments
(unaudited)
July 31, 2026

Shares/
Principal Amounts Value
Corporate Bonds - (continued)
Financial - (continued)
Zions Bancorp NA, SOFR + 1.0800%, 5.2390%, 10/1/29
‡
$ 11,700,000 $ 11,704,625
1,427,408,473
Industrial - 5 .0%
Amrize Finance US LLC, 4.6000%, 4/7/27 10,232,000 10,245,061
Amrize Finance US LLC, 4.7000%, 4/7/28 14,284,000 14,281,720
BAE Systems plc, 5.0000%, 3/26/27
ž
13,915,000 13,966,341
Boeing Co. (The), 6.2590%, 5/1/27 16,850,000 17,047,280
CNH Industrial Capital Australia Pty. Ltd., 5.4000%, 5/17/27
¥
AUD 17,600,000 12,351,595
CNH Industrial Capital Australia Pty. Ltd., 4.7000%, 6/20/28 AUD 13,650,000 9,426,398
Honeywell Aerospace, Inc., 4.0000%, 3/16/29
ž
$ 16,000,000 15,705,635
Molex Electronic Technologies LLC, 4.7500%, 4/30/28
ž
25,440,000 25,508,735
nVent Finance Sarl, 4.5500%, 4/15/28 9,370,000 9,316,903
Otis Worldwide Corp., 4.4880%, 5/7/29 20,000,000 19,876,427
Penske Truck Leasing Co. LP, 5.3500%, 1/12/27
ž
7,900,000 7,924,478
Rolls-Royce plc, 5.7500%, 10/15/27
ž
958,000 967,682
SMBC Aviation Capital Finance DAC, 4.9500%, 7/23/29
ž
9,315,000 9,294,748
165,913,003
Technology - 3 .1%
Accenture Capital, Inc., 4.7500%, 7/10/29 9,519,000 9,516,208
Booz Allen Hamilton, Inc., 3.8750%, 9/1/28
ž
19,647,000 19,148,639
Booz Allen Hamilton, Inc., 5.3750%, 1/30/30 8,011,000 8,010,535
Hewlett Packard Enterprise Co., SOFR + 0.9600%, 4.6168%, 9/15/28
‡
13,820,000 13,906,052
Oracle Corp., 3.2500%, 11/15/27 10,105,000 9,874,311
Oracle Corp., 2.3000%, 3/25/28 8,630,000 8,222,170
Oracle Corp., 4.8000%, 8/3/28 8,800,000 8,719,950
Oracle Corp., 4.5500%, 2/4/29 11,500,000 11,211,238
SK hynix, Inc., 5.5000%, 1/16/27
ž
10,045,000 10,085,973
SK hynix, Inc., 4.2500%, 9/11/28
ž
6,499,000 6,431,928
105,127,004
Utilities - 4 .3%
Constellation Energy Generation LLC, 4.6250%, 2/1/29 1,497,000 1,486,483
DTE Energy Co., 4.9500%, 7/1/27 9,300,000 9,336,026
Duke Energy Corp., 4.8500%, 1/5/27 12,800,000 12,827,984
Duke Energy Corp., 3.1500%, 8/15/27 13,250,000 13,070,704
ElectraNet Pty. Ltd., 2.4737%, 12/15/28 AUD 1,930,000 1,269,717
ENEL Finance International NV, 4.1250%, 9/30/28
ž
$ 14,000,000 13,813,556
ENEL Finance International NV, 4.6250%, 7/13/29
ž
8,300,000 8,235,882
Fells Point Funding Trust, 3.0460%, 1/31/27
ž
10,932,000 10,855,538
Georgia Power Co., 5.0040%, 2/23/27 6,520,000 6,545,918
Georgia Power Co., 3.2500%, 3/30/27 5,866,000 5,825,089
Network Finance Co. Pty. Ltd., 2.2500%, 11/11/26 AUD 570,000 397,469
NRG Energy, Inc., 2.4500%, 12/2/27
ž
$ 22,683,000 21,992,772
Vistra Operations Co. LLC, 5.0500%, 12/30/26
ž
6,305,000 6,311,330
Vistra Operations Co. LLC, 3.7000%, 1/30/27
ž
17,538,000 17,415,936
Vistra Operations Co. LLC, 4.3000%, 10/15/28
ž
7,690,000 7,576,571
Xcel Energy, Inc., 4.7500%, 3/21/28 6,808,000 6,815,799
143,776,774
Total Corporate Bonds (cost 2,432,089,800) 2,448,767,767
Foreign Government Bonds - 0 .2%
Export-Import Bank of Korea, SOFR + 0.4600%, 4.1143%, 9/22/28
‡
(cost
$5,902,000) 5,902,000 5,908,351

Janus Henderson Short Duration Income ETF
Schedule of Investments
(unaudited)
July 31, 2026

Shares/
Principal Amounts Value
Commercial Mortgage-Backed Securities - 2 .4%
BPR Trust , 5.3580% , 11/5/41
‡ ,ž
$ 6,795,181 $ 6,795,688
BX Commercial Mortgage Trust
2024-AIRC A, CME Term SOFR 1 Month + 1.6912%, 5.3676%, 8/15/41
‡,ž
4,764,173 4,770,539
2026-CSMO A, CME Term SOFR 1 Month + 1.4000%, 5.0764%, 2/15/43
‡,ž
11,020,000 11,035,168
BX Trust
2025-ROIC A, CME Term SOFR 1 Month + 1.1438%, 4.8202%, 3/15/30
‡,ž
20,264,255 20,225,156
2026-CIP A, CME Term SOFR 1 Month + 1.2000%, 4.8764%, 5/15/38
‡,ž
16,856,246 16,866,466
FS Commercial Mortgage Trust , CME Term SOFR 1 Month + 1.4000% ,
5.0500% , 7/15/41
‡ ,ž
10,000,000 10,007,548
NRTH Commercial Mortgage Trust , CME Term SOFR 1 Month + 1.3933% ,
5.0696% , 10/15/40
‡ ,ž
10,500,000 10,513,604
Total Commercial Mortgage-Backed Securities (cost $80,128,017) 80,214,169
Residential Mortgage-Backed Securities - 4 .1%
Connecticut Avenue Securities Trust
2021-R01 1M2, CME Term Average SOFR 30 Day + 1.5500%,
5.1661%, 10/25/41
‡,ž
3,230,579 3,233,607
2022-R01 1M2, CME Term Average SOFR 30 Day + 1.9000%,
5.5161%, 12/25/41
‡,ž
1,295,900 1,298,916
2022-R02 2M2, CME Term Average SOFR 30 Day + 3.0000%,
6.6161%, 1/25/42
‡,ž
7,390,706 7,456,696
2022-R03 1M2, CME Term Average SOFR 30 Day + 3.5000%,
7.1161%, 3/25/42
‡,ž
12,195,738 12,389,023
2022-R04 1M2, CME Term Average SOFR 30 Day + 3.1000%,
6.7161%, 3/25/42
‡,ž
1,260,000 1,278,410
2022-R06 1M2, CME Term Average SOFR 30 Day + 3.8500%,
7.4661%, 5/25/42
‡,ž
10,000,000 10,225,936
2023-R06 1M1, CME Term Average SOFR 30 Day + 1.7000%,
5.3161%, 7/25/43
‡,ž
759,578 761,519
2024-R01 1M1, CME Term Average SOFR 30 Day + 1.0500%,
4.6661%, 1/25/44
‡,ž
2,917,626 2,919,669
2024-R02 1M1, CME Term Average SOFR 30 Day + 1.1000%,
4.7161%, 2/25/44
‡,ž
353,015 353,002
2024-R03 2M1, CME Term Average SOFR 30 Day + 1.1500%,
4.7661%, 3/25/44
‡,ž
376,728 376,712
2024-R06 1M2, CME Term Average SOFR 30 Day + 1.6000%,
5.2161%, 9/25/44
‡,ž
5,800,501 5,808,590
2025-R01 1M1, CME Term Average SOFR 30 Day + 1.1000%,
4.7161%, 1/25/45
‡,ž
1,089,423 1,089,811
2025-R01 1M2, CME Term Average SOFR 30 Day + 1.5000%,
5.1161%, 1/25/45
‡,ž
6,205,000 6,213,517
2025-R02 1M1, CME Term Average SOFR 30 Day + 1.1500%,
4.7661%, 2/25/45
‡,ž
630,608 630,607
2025-R03 2M1, CME Term Average SOFR 30 Day + 1.6000%,
5.2161%, 3/25/45
‡,ž
2,027,606 2,028,874
2025-R04 1M1, CME Term Average SOFR 30 Day + 1.2000%,
4.8161%, 5/25/45
‡,ž
1,293,262 1,294,308
2025-R05 2M1, CME Term Average SOFR 30 Day + 1.2000%,
4.8161%, 7/25/45
‡,ž
3,887,263 3,887,741
Freddie Mac Structured Agency Credit Risk Debt Notes REMIC Trust
2021-DNA6 M2, CME Term Average SOFR 30 Day + 1.5000%,
5.1161%, 10/25/41
‡,ž
12,565,627 12,581,006
2021-DNA7 M2, CME Term Average SOFR 30 Day + 1.8000%,
5.4161%, 11/25/41
‡,ž
2,417,782 2,424,334
2022-DNA3 M2, CME Term Average SOFR 30 Day + 4.3500%,
7.9661%, 4/25/42
‡,ž
18,211,363 18,642,293

Janus Henderson Short Duration Income ETF
Schedule of Investments
(unaudited)
July 31, 2026

Shares/
Principal Amounts Value
Residential Mortgage-Backed Securities - (continued)
Freddie Mac Structured Agency Credit Risk Debt Notes REMIC Trust - (continued)
2022-DNA6 M2, CME Term Average SOFR 30 Day + 5.7500%,
9.3661%, 9/25/42
‡,ž
$ 1,850,000 $ 1,949,506
2023-HQA1 M1A, CME Term Average SOFR 30 Day + 2.0000%,
5.6161%, 5/25/43
‡,ž
682,227 685,412
2023-HQA2 M1A, CME Term Average SOFR 30 Day + 2.0000%,
5.6161%, 6/25/43
‡,ž
1,045,792 1,050,069
2023-HQA3 M1, CME Term Average SOFR 30 Day + 1.8500%,
5.4661%, 11/25/43
‡,ž
1,014,390 1,019,145
2024-DNA1 M1, CME Term Average SOFR 30 Day + 1.3500%,
4.9661%, 2/25/44
‡,ž
1,086,579 1,086,918
2024-DNA2 M1, CME Term Average SOFR 30 Day + 1.2000%,
4.8161%, 5/25/44
‡,ž
1,330,250 1,330,656
2024-DNA3 M2, CME Term Average SOFR 30 Day + 1.4500%,
5.0661%, 10/25/44
‡,ž
165,669 165,669
2024-HQA1 M1, CME Term Average SOFR 30 Day + 1.2500%,
4.8661%, 3/25/44
‡,ž
3,506,408 3,508,599
2024-HQA2 M1, CME Term Average SOFR 30 Day + 1.2000%,
4.8161%, 8/25/44
‡,ž
2,293,918 2,294,469
2025-DNA1 M1, CME Term Average SOFR 30 Day + 1.0500%,
4.6661%, 1/25/45
‡,ž
2,723,567 2,722,193
2025-DNA2 M1, CME Term Average SOFR 30 Day + 1.2000%,
4.8161%, 5/25/45
‡,ž
2,298,570 2,298,811
2025-HQA1 M1, CME Term Average SOFR 30 Day + 1.1500%,
4.7661%, 2/25/45
‡,ž
2,880,527 2,880,525
Homeward Opportunities Fund Trust , 5.2370% , 9/25/40
Ç ,ž
2,893,000 2,892,079
Oceanview Mortgage Trust , CME Term Average SOFR 30 Day + 0.9000% ,
4.5161% , 12/25/55
‡ ,ž
9,632,720 9,628,174
Resimac Bastille Trust , 30 Day Australian Bank Bill Rate + 1.3500% ,
5.6550% , 9/13/55
‡
AUD 5,072,164 3,572,608
TVC Mortgage Trust , 4.9640% , 2/25/41
Ç ,ž
$ 6,000,000 5,932,764
Total Residential Mortgage-Backed Securities - (cost $ 137,588,980 ) 137,912,168
Investment Companies - 0 .1%
Money Market Funds - 0 .1%
Federated Hermes Government Obligations Tax-Managed Fund, Institutional Class,
3.5200%
∞
(cost $1,824,481) 1,824,481 1,824,481
Commercial Paper - 11 .9%
Antero Resources Corp., 4.1576%, 8/3/26
±
49,500,000 49,482,220
Ares Capital Corp., 4.2641%, 8/11/26
±
30,000,000 29,961,471
Ares Capital Corp., 4.1553%, 8/14/26
±
13,000,000 12,978,625
Ares Capital Corp., 4.2641%, 8/24/26
±
31,350,000 31,260,471
AutoNation, Inc., 4.0314%, 8/3/26
±
15,350,000 15,344,749
Enbridge, Inc., 2.7348%, 8/27/26
±
CAD 41,525,000 29,544,215
Enbridge, Inc., 2.6503%, 8/31/26
±
CAD 27,000,000 19,204,576
Fidelity National Information Services, Inc., 3.9059%, 8/4/26
±
$ 30,350,000 30,336,852
Global Payments, Inc., 4.1481%, 8/3/26
±
53,250,000 53,231,762
HCA, Inc., 3.9013%, 8/3/26
±
34,700,000 34,688,122
HCA, Inc., 3.9004%, 8/4/26
±
41,350,000 41,350,000
Humana, Inc., 3.9609%, 8/17/26
±
19,000,000 18,964,400
Stellantis Financial Services US Corp., 4.3955%, 8/5/26
±
17,000,000 16,989,865

Janus Henderson Short Duration Income ETF
Schedule of Investments
(unaudited)
July 31, 2026

Shares/
Principal Amounts Value
Commercial Paper - (continued)
Stellantis Financial Services US Corp., 4.3870%, 8/18/26
±
$ 16,100,000 $ 16,064,574
Total Commercial Paper (cost $399,193,018) 399,401,902
Total Investments (total cost $ 3,371,359,239 ) - 101 .4% 3,393,032,617
Liabilities, net of Cash, Receivables and Other Assets - (1.4%) (45,629,549)
Net Assets - 100.0% $3,347,403,068
Summary of Investments by Country - (Long Positions) (unaudited)
Country Value
% of
Investment
Securities
United States of America $ 2,512,485,434 74 .0%
Australia 345,598,390 10 .2
Canada 107,512,535 3 .2
United Kingdom 94,438,866 2 .8
Ireland 60,850,807 1 .8
France 44,650,202 1 .3
Switzerland 35,655,800 1 .1
Japan 34,738,478 1 .0
Denmark 31,825,931 0 .9
Spain 31,086,641 0 .9
South Korea 22,426,252 0 .7
Netherlands 22,049,438 0 .6
Italy 16,625,415 0 .5
Guernsey 14,157,941 0 .4
Luxembourg 9,316,903 0 .3
New Zealand 6,102,362 0 .2
Bermuda 3,511,222 0 .1
Total $3,393,032,617 100 .0%
Schedule of Affiliated Investments - (% of Net Assets)
Affiliate
Affiliated
Investments,
at Value at
10/31/25 Purchases
Sales
Proceeds
Realized
Gain/(Loss)
Change in
Unrealized
Appreciatio n/
(Depreciation)
Affiliated
Investments, at
Value at
7/31/26
............. Shares
Held at
7/31/26
Dividend
Income
Investment Companies - N/A
Exchange-Traded Funds - N/A
Janus Henderson AAA CLO ETF
$ 27,526,450 $ – $ (27,548,801) $ (15,624) $ 37,975 $ – – $ 359,401

Janus Henderson Short Duration Income ETF
Schedule of Investments
(unaudited)
July 31, 2026

Schedule of Forward Foreign Currency Exchange Contracts
Counterparty/
Foreign Currency Settlement Date
Foreign
Currency
Amount Sold/
(Purchased)
USD Currency
Amount Sold/
(Purchased)
Market Value
and Unrealized
Appreciation
(Depreciation)
Citibank NA
Euro 10/23/26 15,240,000 $ (17,447,999) $ (143,366)
–
HSBC Bank USA NA
Canadian Dollar 8/27/26 3,621,000 (2,570,490) (13,278)
Canadian Dollar 8/31/26 27,000,000 (19,204,098) (65,218)
Canadian Dollar 8/27/26 37,904,000 (26,899,688) (146,753)
New Zealand Dollar 10/23/26 1,420,000 (830,344) (6,083)
–
$(231,332)
Morgan Stanley & Co.
Australian Dollar 10/23/26 435,610,000 (304,763,777) (769,157)
–
State Street Bank & Trust Co.
Canadian Dollar 10/23/26 78,950,000 (56,222,155) (262,138)
–
UBS AG
Great British Pound 10/23/26 40,230,000 (53,792,499) (347,601)
–
$(347,601)
Total $(1,753,594)
Schedule of Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
Value and
Unrealized
Appreciation
(Depreciation)
Futures Long:
3 Month Euro Euribor 293 6/14/27 $ 81,787,379 $ 49,686
3 Month Euro Euribor 467 12/13/27 130,390,940 (35,966)
Total - Futures Long $13,720
Futures Short:
Australia 3 Year Bonds 1,060 9/15/26 $ (77,571,741) $ (119,674)
Canada 2 Year Bonds 322 9/18/26 (24,108,971) 9,356
Euro-Schatz 94 9/8/26 (11,405,138) 35,917
U.S. Treasury 2 Year Notes 2,594 9/30/26 (533,350,721) 687,677
U.S. Treasury 5 Year Notes 410 9/30/26 (43,450,391) 316,513
Total - Futures Short $929,789
Total $943,509

Janus Henderson Short Duration Income ETF
Schedule of Investments
(unaudited)
July 31, 2026

Schedule of Centrally Cleared Interest Rate Swaps
Payments made by F und
Payments
received by
Fund
Payment
Frequency
Maturity
Date
Notional
Amount
Premiums
Paid/
(Received)
Unrealized
Appreciation/
(Depreciation) Value
3 Month BBR 3.4500% Fixed Quarterly 2/17/27 NZD 106,550,000 $ – $ 720,401 $ 720,401
3 Month BBR 3.1400% Fixed Quarterly 4/28/27 NZD 134,200,000 – 518,659 518,659
3 Month BBR 3.5600% Fixed Quarterly 10/21/26 NZD 75,370,000 – 466,250 466,250
3 Month BBR 3.2400% Fixed Quarterly 5/1/27 NZD 134,200,000 – 75,950 75,950
3 Month BBR 3.1400% Fixed Quarterly 5/25/27 NZD 138,300,000 – (48,551) (48,551)
Total $– $1,732,709 $1,732,709
Average Ending Monthly Value of Derivative Instruments During the Period Ended July 31, 2026
Futures contracts:
Average notional amount of contracts - long $169,088,876
Average notional amount of contracts - short 712,028,992
Forward foreign currency exchange contracts:
Average amounts purchased - in USD 25,908,314
Average amounts sold - in USD 539,187,713
Credit default swaps:
Average notional amount - buy protection 37,433,333
Interest rate swaps:
Average notional amount - pay fixed rate/receive floating rate 162,142,378
Average notional amount - pay floating rate/receive fixed rate 391,735,568
Swaptions:
Average value of swaption contracts purchased 254,456
Average value of swaption contracts written 102,580

Janus Henderson Short Duration Income ETF
Notes to Schedule of Investments and Other Information
(unaudited)
July 31, 2026

CAD Canadian Dollar
CDOR Canadian Dollar Offered Rate
CME Chicago Mercantile Exchange
CAONINDX Canadian Overnight Repo Rate Average Compounded Index
DAC Designated Activity Company
ETF Exchange Traded Fund
EUR Euro
EURIBOR Euro Interbank Offered Rate
GBP British Pound
ICE Intercontinental Exchange
LLC Limited Liability Company
LP Limited Partnership
NZD New Zealand Dollar
plc Public Limited Company
REMIC Real Estate Mortgage Investment Conduit
SOFR Secured Overnight Financing Rate
SOFRINDX Secured Overnight Financing Rate Compounded Index
∞ Rate shown is the 7-day yield as of July 31, 2026.
Ç Step bond. The coupon rate will increase or decrease periodically based upon a predetermined schedule. The rate shown reflects the current rate.
† The position has not yet settled as of July 31, 2026. The coupon rate is undetermined.
± Securities subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the Securities
Act of 1933, as amended. The total value of Section 4(2) securities as of the period ended July 31, 2026 is $399,401,902 which represents 11.9% of net assets.
ž Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid in accordance with the requirements of Rule 22e-4, under the 1940 Act. The total value of 144A securities as of the period ended July 31, 2026 is $1,387,445,509 which represents 41.4% of net assets.
‡ Variable or floating rate security. Rate shown is the current rate as of July 31, 2026. Certain variable rate securities are not based on a published reference rate and spread; they are determined by the issuer or agent and current market conditions. Reference rate is as of reset date and may vary by security, which may not indicate a reference rate and/or spread in their description.
¥ Security purchased in an offshore transaction exempt from registration under Regulation S of the Securities Act of 1933.

Janus Henderson Short Duration Income ETF
Notes to Schedule of Investments and Other Information
(unaudited)
July 31, 2026

The following is a summary of the inputs that were used to value the Fund 's investments in securities and other financial instruments as of July 31, 2026 . See Notes to Financial Statements for more information.
Valuation Inputs Summary
Level 1 -
Quoted Prices
Level 2 -
Other Significant
Observable Inputs
Level 3 -
Significant
Unobservable Inputs
Total
Assets
Investments in Securities:
Asset-Backed Securities $ — $ 265,465,556 $ — $ 265,465,556
Collateralized Loan Obligations — 53,538,223 — 53,538,223
Corporate Bonds — 2,448,767,767 — 2,448,767,767
Foreign Government Bonds — 5,908,351 — 5,908,351
Commercial Mortgage-Backed
Securities — 80,214,169 — 80,214,169
Residential Mortgage-Backed
Securities — 137,912,168 — 137,912,168
Investment Companies 1,824,481 — — 1,824,481
Commercial Paper — 399,401,902 — 399,401,902
Total Investments in Securities $ 1,824,481 $ 3,391,208,136 $ — $ 3,393,032,617
Other Financial Instruments
(a)
:
Centrally Cleared Swaps $ — $ 1,781,260 $ — $ 1,781,260
Futures Contracts 1,099,149 — — 1,099,149
Total Other Financial Instruments $ 1,099,149 $ 1,781,260 $ — $ 2,880,409
Total Assets $ 2,923,630 $ 3,392,989,396 $ — $ 3,395,913,026
Liabilities
Other Financial Instruments
(a)
:
Forward Foreign Currency Exchange
Contracts $ — $ 1,753,594 $ — $ 1,753,594
Futures Contracts 155,640 — — 155,640
Centrally Cleared Swaps — 48,551 — 48,551
Total Other Financial Instruments $ 155,640 $ 1,802,145 $ — $ 1,957,785
Total Liabilities $ 155,640 $ 1,802,145 $ — $ 1,957,785
(a) Other financial instruments may include forward foreign currency exchange contracts, futures, written options, written swaptions, and swap contracts. Forward foreign currency exchange contracts, futures contracts, and centrally cleared swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Written options, written swaptions, and OTC swaps are reported at their market value at measurement date.

Janus Henderson Small Cap Growth Alpha ETF
Schedule of Investments
(unaudited)
July 31, 2026

Shares/
Principal Amounts Value
Common Stocks - 100 .0%
Aerospace & Defense - 1 .9%
Intuitive Machines, Inc.
*
83,270 $ 1,027,552
Moog, Inc. - Class A 8,675 3,381,949
V2X, Inc.
*
28,763 2,595,573
7,005,074
Banks - 0 .9%
Carter Bankshares, Inc. 98,216 3,396,309
Biotechnology - 14 .5%
Apogee Therapeutics, Inc.
*
14,400 1,930,896
Arbutus Biopharma Corp.
*
518,053 2,248,350
Beam Therapeutics, Inc.
*
53,557 1,366,775
BioCryst Pharmaceuticals, Inc.
*
247,063 2,218,626
CareDx, Inc.
*
87,988 3,845,956
Cartesian Therapeutics, Inc.
#,*
193,988 1,513,106
Cogent Biosciences, Inc.
*
57,438 2,236,061
Kiniksa Pharmaceuticals International plc - Class A
*
38,945 2,895,171
Krystal Biotech, Inc.
*
12,662 4,319,261
MannKind Corp.
*
447,930 1,751,406
MeiraGTx Holdings plc
*
432,051 5,093,881
Oruka Therapeutics, Inc.
*
28,424 2,743,200
Praxis Precision Medicines, Inc.
*
7,324 2,254,547
PTC Therapeutics, Inc.
*
54,495 3,706,205
Rezolute, Inc.
*
318,923 1,505,317
Savara, Inc.
*
406,904 2,221,696
TG Therapeutics, Inc.
*
31,348 1,631,036
Twist Bioscience Corp.
*
24,101 2,206,447
Veracyte, Inc.
*
65,226 3,021,268
Vericel Corp.
*
74,963 3,445,300
52,154,505
Building Products - 2 .2%
AZZ, Inc. 24,200 3,502,224
Griffon Corp. 49,646 4,277,996
7,780,220
Capital Markets - 6 .2%
Acadian Asset Management, Inc. 38,551 3,334,276
Piper Sandler Cos. 52,895 4,009,441
StepStone Group, Inc. - Class A 125,538 5,506,097
StoneX Group, Inc.
*
48,137 3,685,850
Victory Capital Holdings, Inc. - Class A 59,188 5,861,387
22,397,051
Commercial Services & Supplies - 1 .0%
Healthcare Services Group, Inc.
*
161,415 3,760,969
Construction & Engineering - 2 .9%
Argan, Inc. 6,635 3,784,803
Legence Corp. - Class A
*
29,678 1,897,314
MYR Group, Inc.
*
14,585 4,860,014
10,542,131
Consumer Finance - 2 .7%
Dave, Inc.
*
6,454 2,405,341
Enova International, Inc.
*
19,148 4,866,273
FirstCash Holdings, Inc. 11,760 2,399,158
9,670,772
Diversified Consumer Services - 1 .5%
Covista, Inc.
*
29,655 3,702,427

Janus Henderson Small Cap Growth Alpha ETF
Schedule of Investments
(unaudited)
July 31, 2026

Shares/
Principal Amounts Value
Common Stocks - (continued)
Diversified Consumer Services - (continued)
Frontdoor, Inc.
*
24,690 $ 1,793,234
5,495,661
Diversified Telecommunication Services - 0 .7%
Anterix, Inc.
*
26,343 2,450,426
Electrical Equipment - 2 .5%
EnerSys 33,494 6,231,559
Eos Energy Enterprises, Inc.
#,*
414,308 1,400,361
Plug Power, Inc.
#,*
648,665 1,336,250
8,968,170
Electronic Equipment, Instruments & Components - 3 .4%
Bel Fuse, Inc. - Class B 6,543 1,779,500
Benchmark Electronics, Inc. 35,517 2,833,191
Climb Global Solutions, Inc. 80,949 2,170,243
CTS Corp. 83,222 5,336,194
12,119,128
Energy Equipment & Services - 3 .0%
Archrock, Inc. 55,895 1,998,805
Cactus, Inc. - Class A 116,359 7,564,499
Solaris Energy Infrastructure, Inc. - Class A 23,115 1,188,342
10,751,646
Entertainment - 0 .9%
Lionsgate Studios Corp.
*
256,003 3,399,720
Financial Services - 1 .8%
Compass Diversified Holdings
*
158,315 1,595,815
Payoneer Global, Inc.
*
323,681 2,320,793
Sezzle, Inc.
*
17,110 2,647,772
6,564,380
Food Products - 0 .5%
Westrock Coffee Co.
*
197,207 1,601,321
Health Care Equipment & Supplies - 2 .3%
Haemonetics Corp.
*
46,683 3,993,264
Lantheus Holdings, Inc.
*
41,907 4,175,613
8,168,877
Health Care Providers & Services - 3 .5%
BrightSpring Health Services, Inc.
*
80,160 4,786,353
Concentra Group Holdings Parent, Inc. 90,446 2,862,616
HealthEquity, Inc.
*
19,403 1,952,136
Progyny, Inc.
*
97,521 3,035,829
12,636,934
Health Care Technology - 0 .3%
Evolent Health, Inc. - Class A
*
351,595 1,086,428
Hotel & Resort REITs - 2 .9%
Ryman Hospitality Properties, Inc. 57,268 7,653,868
Xenia Hotels & Resorts, Inc. 131,422 2,704,665
10,358,533
Hotels, Restaurants & Leisure - 4 .4%
Brinker International, Inc.
*
24,694 5,277,108
Hilton Grand Vacations, Inc.
*
77,805 3,589,923
Rush Street Interactive, Inc.
*
119,652 3,219,835
Wendy's Co. (The)
#
501,249 3,689,192
15,776,058
Household Products - 0 .7%
Energizer Holdings, Inc. 127,041 2,664,050

Janus Henderson Small Cap Growth Alpha ETF
Schedule of Investments
(unaudited)
July 31, 2026

Shares/
Principal Amounts Value
Common Stocks - (continued)
Insurance - 0 .6%
Oscar Health, Inc. - Class A
*
69,247 $ 2,161,891
Interactive Media & Services - 0 .6%
Cargurus, Inc. - Class A
*
60,604 2,196,289
IT Services - 0 .6%
Backblaze, Inc. - Class A
*
145,837 2,000,884
Life Sciences Tools & Services - 1 .6%
10X Genomics, Inc. - Class A
*
60,567 2,863,002
Mesa Laboratories, Inc. 29,928 3,017,042
5,880,044
Machinery - 0 .5%
Douglas Dynamics, Inc. 41,251 1,820,407
Media - 1 .5%
Entravision Communications Corp. - Class A 157,785 1,770,348
John Wiley & Sons, Inc. - Class A 71,681 3,741,748
5,512,096
Metals & Mining - 3 .0%
Constellium SE - Class A
*
132,648 3,684,961
Kaiser Aluminum Corp. 25,270 4,035,114
Materion Corp. 8,750 1,844,850
USA Rare Earth, Inc.
*
80,584 1,204,731
10,769,656
Oil, Gas & Consumable Fuels - 1 .6%
Calumet, Inc.
*
50,866 2,247,769
Dorian LPG Ltd. 75,556 3,582,865
5,830,634
Personal Care Products - 0 .7%
Interparfums, Inc. 19,663 2,449,027
Pharmaceuticals - 5 .2%
Collegium Pharmaceutical, Inc.
*
47,546 1,682,653
Harmony Biosciences Holdings, Inc.
*
76,736 2,704,177
Ligand Pharmaceuticals, Inc.
*
7,744 2,226,710
Liquidia Corp.
*
55,756 4,689,637
Theravance Biopharma, Inc.
*
130,421 2,198,898
Xeris Biopharma Holdings, Inc.
*
333,192 2,692,191
Zevra Therapeutics, Inc.
*
249,192 2,369,816
18,564,082
Professional Services - 3 .4%
First Advantage Corp.
*
143,600 2,849,024
Innodata, Inc.
*
23,517 1,477,573
TriNet Group, Inc. 119,644 7,876,165
12,202,762
Semiconductors & Semiconductor Equipment - 5 .4%
Axcelis Technologies, Inc.
*
18,245 2,378,783
AXT, Inc.
*
26,018 1,572,268
Cohu, Inc.
*
33,104 1,588,661
Diodes, Inc.
*
42,191 3,473,163
Ichor Holdings Ltd.
*
22,806 1,716,608
Kulicke & Soffa Industries, Inc. 16,142 1,439,866
MaxLinear, Inc. - Class A
*
27,675 1,849,243
NVE Corp. 23,984 2,788,620
Penguin Solutions, Inc.
*
50,351 2,649,973
19,457,185

Janus Henderson Small Cap Growth Alpha ETF
Schedule of Investments
(unaudited)
July 31, 2026

Shares/
Principal Amounts Value
Common Stocks - (continued)
Software - 11 .7%
Adeia, Inc. 132,935 $ 3,542,718
Alarm.com Holdings, Inc.
*
41,732 2,284,827
Clear Secure, Inc. - Class A 38,055 2,102,158
Commvault Systems, Inc.
*
44,403 5,230,674
Core Scientific, Inc.
*
120,085 2,488,161
Hut 8 Corp.
*
28,566 3,074,559
LiveRamp Holdings, Inc.
*
88,714 3,359,599
NextNav, Inc.
*
109,237 1,432,097
PagerDuty, Inc.
*
333,297 3,526,282
Qualys, Inc.
*
30,251 4,378,832
Riot Platforms, Inc.
*
79,301 1,599,501
Tenable Holdings, Inc.
*
169,062 5,518,184
Varonis Systems, Inc. - Class B
*
87,736 3,505,053
42,042,645
Specialty Retail - 0 .8%
RH
*
18,115 2,998,395
Textiles, Apparel & Luxury Goods - 1 .4%
Kontoor Brands, Inc. 61,864 5,180,491
Trading Companies & Distributors - 0 .7%
Herc Holdings, Inc. 17,427 2,616,490
Total Common Stocks (cost $348,893,605) 360,431,341
Investment Companies - 0.0%
Money Market Funds - 0.0%
Janus Henderson Cash Liquidity Fund LLC, 3.6737%
£,∞
(cost $240,323) 240,323 240,323
Investments Purchased with Cash Collateral from Securities Lending - 1 .5%
Investment Companies - 1 .2%
Janus Henderson Cash Collateral Fund LLC, 3.6001%
£,∞
4,335,628 4,335,628
Time Deposits - 0 .3%
Royal Bank of Canada, 3.6300%, 8/3/26 $ 1,083,907 1,083,907
Total Investments Purchased with Cash Collateral from Securities Lending
(cost $5,419,535) 5,419,535
Total Investments (total cost $ 354,553,463 ) - 101 .5% 366,091,199
Liabilities, net of Cash, Receivables and Other Assets - (1.5%) (5,583,146)
Net Assets - 100.0% $360,508,053

Janus Henderson Small Cap Growth Alpha ETF
Schedule of Investments
(unaudited)
July 31, 2026

Summary of Investments by Country - (Long Positions) (unaudited)
Country Value
% of
Investment
Securities
United States of America $ 352,472,583 96 .3%
France 3,684,961 1 .0
Canada 3,399,720 0 .9
United Kingdom 2,895,171 0 .8
Cayman Islands 2,198,898 0 .6
Singapore 1,439,866 0 .4
Total $366,091,199 100 .0%
Schedule of Affiliated Investments - (% of Net Assets)
Affiliate
Affiliated
Investments,
at Value at
10/31/25 Purchases
Sales
Proceeds
Realized
Gain/(Loss)
Change in
Unrealized
Appreciatio n/
(Depreciation)
Affiliated
Investments, at
Value at
7/31/26
............. Shares
Held at
7/31/26
Dividend
Income
Investment Companies - 0 .1%
Money Market Funds - 0.1%
Janus Henderson Cash Liquidity Fund LLC, 3.6737%
∞
$ 38,243 $ 11,925,826 $ (11,723,771) $ 30 $ (5) $ 240,323 240,323 $ 4,538
Investments Purchased with Cash Collateral from Securities Lending - 1.2%
Investment Companies - 1.2%
Janus Henderson Cash Collateral Fund LLC, 3.6001%
∞
6,036,545 83,749,710 (85,450,627) – – 4,335,628 4,335,628 24,108
Δ
Total Affiliated Investments - 1.3%
$6,074,788 $95,675,536 $(97,174,398) $30 $(5) $4,575,951 4,575,951 $28,646

Janus Henderson Small Cap Growth Alpha ETF
Notes to Schedule of Investments and Other Information
(unaudited)
July 31, 2026

LLC Limited Liability Company
plc Public Limited Company
REIT Real Estate Investment Trust
* Non-income producing security.
# Loaned security; a portion of the security is on loan at July 31, 2026. As of July 31, 2026, securities lending transactions accounted for as secured borrowings with an overnight and continuous contractual maturity are $5,071,308. Gross amounts of recognized liabilities for securities lending (collateral received) is $5,419,535, resulting in the net amount due the counterparty of $348,227.
.
£ The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.
∞ Rate shown is the 7-day yield as of July 31, 2026.
Δ Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.
The following is a summary of the inputs that were used to value the Fund 's investments in securities and other financial instruments as of July 31, 2026 . See Notes to Financial Statements for more information.
Valuation Inputs Summary
Level 1 -
Quoted Prices
Level 2 -
Other Significant
Observable Inputs
Level 3 -
Significant
Unobservable Inputs
Total
Assets
Investments in Securities:
Common Stocks $ 360,431,341 $ — $ — $ 360,431,341
Investment Companies — 240,323 — 240,323
Investments Purchased with Cash
Collateral from Securities Lending — 5,419,535 — 5,419,535
Total Assets $ 360,431,341 $ 5,659,858 $ — $ 366,091,199

Janus Henderson Small/Mid Cap Growth Alpha ETF
Schedule of Investments
(unaudited)
July 31, 2026

Shares/
Principal Amounts Value
Common Stocks - 100 .0%
Aerospace & Defense - 3 .0%
ATI, Inc.
*
45,907 $ 8,604,808
Carpenter Technology Corp. 22,502 11,693,390
Woodward, Inc. 31,703 11,436,857
31,735,055
Biotechnology - 12 .0%
Arrowhead Pharmaceuticals, Inc.
*
99,071 8,386,360
BioCryst Pharmaceuticals, Inc.
*
1,078,429 9,684,292
CareDx, Inc.
*
229,825 10,045,651
Exelixis, Inc.
*
344,438 18,265,547
Halozyme Therapeutics, Inc.
*
150,450 12,418,143
Krystal Biotech, Inc.
*
28,740 9,803,789
MannKind Corp.
*
1,678,187 6,561,711
MeiraGTx Holdings plc
*
313,985 3,701,883
Neurocrine Biosciences, Inc.
*
66,455 11,084,694
Oruka Therapeutics, Inc.
*
82,097 7,923,182
PTC Therapeutics, Inc.
*
145,033 9,863,694
Veracyte, Inc.
*
170,470 7,896,170
Vericel Corp.
*
236,414 10,865,588
126,500,704
Building Products - 3 .1%
AAON, Inc. 77,929 6,940,357
AZZ, Inc. 57,499 8,321,255
Griffon Corp. 128,803 11,098,954
Modine Manufacturing Co.
*
30,883 6,209,336
32,569,902
Capital Markets - 5 .7%
Acadian Asset Management, Inc. 100,695 8,709,111
Piper Sandler Cos. 220,368 16,703,894
StepStone Group, Inc. - Class A 348,424 15,281,877
StoneX Group, Inc.
*
122,677 9,393,378
Victory Capital Holdings, Inc. - Class A 100,473 9,949,841
60,038,101
Commercial Services & Supplies - 1 .7%
Brink's Co. (The) 91,676 10,859,022
Healthcare Services Group, Inc.
*
314,941 7,338,125
18,197,147
Communications Equipment - 0 .4%
Applied Optoelectronics, Inc.
*
45,719 4,312,216
Construction & Engineering - 3 .9%
Argan, Inc. 16,891 9,635,133
Dycom Industries, Inc.
*
17,971 7,207,629
MYR Group, Inc.
*
14,071 4,688,739
Sterling Infrastructure, Inc.
*
32,676 19,500,056
41,031,557
Consumer Finance - 2 .7%
Credit Acceptance Corp.
*
10,345 5,885,374
Dave, Inc.
*
15,707 5,853,842
Enova International, Inc.
*
64,984 16,515,034
28,254,250
Diversified Consumer Services - 2 .4%
Covista, Inc.
*
62,173 7,762,299
Frontdoor, Inc.
*
83,005 6,028,653

Janus Henderson Small/Mid Cap Growth Alpha ETF
Schedule of Investments
(unaudited)
July 31, 2026

Shares/
Principal Amounts Value
Common Stocks - (continued)
Diversified Consumer Services - (continued)
H&R Block, Inc. 267,154 $ 11,762,791
25,553,743
Diversified Telecommunication Services - 1 .4%
Anterix, Inc.
*
66,695 6,203,969
Iridium Communications, Inc. 171,895 8,137,509
14,341,478
Electrical Equipment - 3 .6%
EnerSys 54,072 10,060,096
Eos Energy Enterprises, Inc.
#,*
1,159,917 3,920,519
Forgent Power Solutions, Inc. - Class A
*
112,285 3,735,722
nVent Electric plc 60,323 9,279,487
Powell Industries, Inc. 50,349 10,506,829
37,502,653
Electronic Equipment, Instruments & Components - 2 .1%
CTS Corp. 82,004 5,258,096
Sanmina Corp.
*
49,502 9,185,591
TTM Technologies, Inc.
*
62,090 7,167,670
21,611,357
Energy Equipment & Services - 1 .3%
Helix Energy Solutions Group, Inc.
*
824,362 7,839,683
Oceaneering International, Inc.
*
114,002 5,561,017
13,400,700
Entertainment - 0 .9%
Lionsgate Studios Corp.
*
737,689 9,796,510
Financial Services - 1 .9%
Affirm Holdings, Inc. - Class A
*
176,889 12,649,332
Sezzle, Inc.
*
45,685 7,069,754
19,719,086
Ground Transportation - 1 .5%
Landstar System, Inc. 88,017 15,382,731
Health Care Equipment & Supplies - 1 .8%
Haemonetics Corp.
*
112,014 9,581,678
Lantheus Holdings, Inc.
*
97,293 9,694,274
19,275,952
Health Care Providers & Services - 3 .6%
BrightSpring Health Services, Inc.
*
122,189 7,295,905
Concentra Group Holdings Parent, Inc. 309,668 9,800,992
Guardant Health, Inc.
*
66,537 10,778,329
Progyny, Inc.
*
325,502 10,132,877
38,008,103
Health Care Technology - 0 .2%
Evolent Health, Inc. - Class A
*
814,328 2,516,274
Hotel & Resort REITs - 3 .3%
DiamondRock Hospitality Co. 965,888 12,788,357
Ryman Hospitality Properties, Inc. 161,267 21,553,335
34,341,692
Hotels, Restaurants & Leisure - 5 .6%
Brinker International, Inc.
*
50,130 10,712,781
Hilton Grand Vacations, Inc.
*
141,064 6,508,693
Rush Street Interactive, Inc.
*
453,181 12,195,101
Vail Resorts, Inc.
#
85,619 12,789,766
Wendy's Co. (The)
#
1,480,199 10,894,265

Janus Henderson Small/Mid Cap Growth Alpha ETF
Schedule of Investments
(unaudited)
July 31, 2026

Shares/
Principal Amounts Value
Common Stocks - (continued)
Hotels, Restaurants & Leisure - (continued)
Wyndham Hotels & Resorts, Inc. 70,220 $ 5,256,669
58,357,275
Household Products - 0 .6%
Energizer Holdings, Inc. 317,665 6,661,435
Insurance - 0 .5%
Oscar Health, Inc. - Class A
*
171,181 5,344,271
Interactive Media & Services - 0 .5%
Cargurus, Inc. - Class A
*
142,599 5,167,788
IT Services - 1 .4%
GoDaddy, Inc. - Class A
*
100,177 8,288,645
Kyndryl Holdings, Inc.
*
494,938 6,706,410
14,995,055
Life Sciences Tools & Services - 1 .6%
Medpace Holdings, Inc.
*
29,679 17,128,048
Machinery - 0 .8%
Blue Bird Corp.
*
62,612 4,657,707
Douglas Dynamics, Inc. 85,980 3,794,297
8,452,004
Media - 0 .5%
Entravision Communications Corp. - Class A 495,163 5,555,729
Metals & Mining - 2 .4%
Aura Minerals, Inc.
#
94,008 5,130,017
Constellium SE - Class A
*
304,325 8,454,148
Hecla Mining Co. 413,980 5,845,398
Kaiser Aluminum Corp. 36,002 5,748,799
25,178,362
Oil, Gas & Consumable Fuels - 0 .6%
Calumet, Inc.
*
143,598 6,345,596
Personal Care Products - 0 .8%
Interparfums, Inc. 67,032 8,348,836
Pharmaceuticals - 5 .2%
ANI Pharmaceuticals, Inc.
*
72,995 5,784,124
Collegium Pharmaceutical, Inc.
*
129,646 4,588,172
Corcept Therapeutics, Inc.
*
97,112 11,118,353
Harmony Biosciences Holdings, Inc.
*
224,387 7,907,398
Liquidia Corp.
*
157,623 13,257,670
Xeris Biopharma Holdings, Inc.
*
644,770 5,209,742
Zevra Therapeutics, Inc.
*
670,077 6,372,432
54,237,891
Professional Services - 1 .7%
Innodata, Inc.
*
63,573 3,994,291
TriNet Group, Inc. 215,936 14,215,067
18,209,358
Semiconductors & Semiconductor Equipment - 6 .6%
Allegro MicroSystems, Inc.
*
107,624 4,466,396
FormFactor, Inc.
*
73,865 7,844,463
Ichor Holdings Ltd.
*
56,658 4,264,648
Lattice Semiconductor Corp.
*
58,005 7,208,281
MACOM Technology Solutions Holdings, Inc.
*
33,969 8,541,165
MaxLinear, Inc. - Class A
*
59,067 3,946,857
Onto Innovation, Inc.
*
42,492 10,987,581
Penguin Solutions, Inc.
*
101,764 5,355,839
Rambus, Inc.
*
88,763 8,080,096

Janus Henderson Small/Mid Cap Growth Alpha ETF
Schedule of Investments
(unaudited)
July 31, 2026

Shares/
Principal Amounts Value
Common Stocks - (continued)
Semiconductors & Semiconductor Equipment - (continued)
SiTime Corp.
*
16,458 $ 8,808,322
69,503,648
Software - 11 .5%
ACI Worldwide, Inc.
*
91,468 5,243,860
Adeia, Inc. 325,450 8,673,243
Clear Secure, Inc. - Class A 121,139 6,691,718
Commvault Systems, Inc.
*
140,910 16,599,198
Core Scientific, Inc.
*
289,220 5,992,638
Gen Digital, Inc. 662,533 18,186,531
Hut 8 Corp.
*
76,257 8,207,541
LiveRamp Holdings, Inc.
*
268,272 10,159,461
PagerDuty, Inc.
*
337,210 3,567,682
Qualys, Inc.
*
88,946 12,874,934
Rubrik, Inc. - Class A
*
90,883 6,576,294
Tenable Holdings, Inc.
*
184,757 6,030,468
Teradata Corp.
*
393,655 12,199,368
121,002,936
Specialty Retail - 1 .5%
RH
*
45,619 7,550,857
Victoria's Secret & Co.
*
93,455 8,287,589
15,838,446
Technology Hardware, Storage & Peripherals - 0 .7%
Diebold Nixdorf, Inc.
*
96,485 7,100,331
Textiles, Apparel & Luxury Goods - 1 .0%
Kontoor Brands, Inc. 129,989 10,885,279
Total Common Stocks (cost $975,536,226) 1,052,401,499
Rights - 0.0%
Biotechnology - 0.0%
Apellis Pharmaceuticals, Inc., CVR
*,¢
(cost $7,009) 233,618 7,009
Investment Companies - 0.0%
Money Market Funds - 0.0%
Janus Henderson Cash Liquidity Fund LLC, 3.6737%
£,∞
(cost $103,012) 103,013 103,012
Investments Purchased with Cash Collateral from Securities Lending - 2 .4%
Investment Companies - 1 .9%
Janus Henderson Cash Collateral Fund LLC, 3.6001%
£,∞
20,416,087 20,416,087
Time Deposits - 0 .5%
Royal Bank of Canada, 3.6300%, 8/3/26 $ 5,104,022 5,104,022
Total Investments Purchased with Cash Collateral from Securities Lending
(cost $25,520,109) 25,520,109
Total Investments (total cost $ 1,001,166,356 ) - 102 .4% 1,078,031,629
Liabilities, net of Cash, Receivables and Other Assets - (2.4%) (25,639,553)
Net Assets - 100.0% $1,052,392,076

Janus Henderson Small/Mid Cap Growth Alpha ETF
Schedule of Investments
(unaudited)
July 31, 2026

Summary of Investments by Country - (Long Positions) (unaudited)
Country Value
% of
Investment
Securities
United States of America $ 1,050,501,484 97 .4%
Canada 9,796,510 0 .9
United Kingdom 9,279,487 0 .9
France 8,454,148 0 .8
Total $1,078,031,629 100 .0%
Schedule of Affiliated Investments - (% of Net Assets)
Affiliate
Affiliated
Investments,
at Value at
10/31/25 Purchases
Sales
Proceeds
Realized
Gain/(Loss)
Change in
Unrealized
Appreciatio n/
(Depreciation)
Affiliated
Investments, at
Value at
7/31/26
............. Shares
Held at
7/31/26
Dividend
Income
Investment Companies - 0.0%
Money Market Funds - 0.0%
Janus Henderson Cash Liquidity Fund LLC, 3.6737%
∞
$ 101,838 $ 150,405,392 $ (150,404,234) $ 25 $ (9) $ 103,012 103,013 $ 27,222
Investments Purchased with Cash Collateral from Securities Lending - 1.9%
Investment Companies - 1.9%
Janus Henderson Cash Collateral Fund LLC, 3.6001%
∞
13,974,572 222,475,417 (216,033,902) – – 20,416,087 20,416,087 14,757
Δ
Total Affiliated Investments - 1.9%
$14,076,410 $372,880,809 $(366,438,136) $25 $(9) $20,519,099 20,519,100 $41,979

Janus Henderson Small/Mid Cap Growth Alpha ETF
Notes to Schedule of Investments and Other Information
(unaudited)
July 31, 2026

CVR Contingent Value Rights
LLC Limited Liability Company
plc Public Limited Company
REIT Real Estate Investment Trust
* Non-income producing security.
¢ Security is valued using significant unobservable inputs. The total value of Level 3 securities as of the period ended July 31, 2026 is
$7,009, which represents 0.0% of net assets.
# Loaned security; a portion of the security is on loan at July 31, 2026. As of July 31, 2026, securities lending transactions accounted for as secured borrowings with an overnight and continuous contractual maturity are $24,138,754. Gross amounts of recognized liabilities for securities lending (collateral received) is $25,520,109, resulting in the net amount due the counterparty of $1,381,355.
.
£ The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.
∞ Rate shown is the 7-day yield as of July 31, 2026.
Δ Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.
The following is a summary of the inputs that were used to value the Fund 's investments in securities and other financial instruments as of July 31, 2026 . See Notes to Financial Statements for more information.
Valuation Inputs Summary
Level 1 -
Quoted Prices
Level 2 -
Other Significant
Observable Inputs
Level 3 -
Significant
Unobservable Inputs
Total
Assets
Investments in Securities:
Common Stocks $ 1,052,401,499 $ — $ — $ 1,052,401,499
Rights — — 7,009 7,009
Investment Companies — 103,012 — 103,012
Investments Purchased with Cash
Collateral from Securities Lending — 25,520,109 — 25,520,109
Total Assets $ 1,052,401,499 $ 25,623,121 $ 7,009 $ 1,078,031,629

Janus Henderson Transformational Growth ETF
Schedule of Investments
(unaudited)
July 31, 2026

Shares Value
Common Stocks - 99 .9%
Aerospace & Defense - 9 .7%
Boeing Co. (The)
*
4,762 $ 1,029,259
Howmet Aerospace, Inc. 5,471 1,544,244
2,573,503
Biotechnology - 8 .4%
Madrigal Pharmaceuticals, Inc.
*
2,065 965,016
Revolution Medicines, Inc.
*
4,256 798,127
Vaxcyte, Inc.
*
8,672 468,982
2,232,125
Broadline Retail - 12 .6%
Amazon.com, Inc.
*
9,416 2,557,197
MercadoLibre, Inc.
*
430 807,519
3,364,716
Capital Markets - 4 .3%
Intercontinental Exchange, Inc. 4,072 620,899
Robinhood Markets, Inc. - Class A
*
6,216 538,057
1,158,956
Communications Equipment - 3 .4%
Lumentum Holdings, Inc.
*
1,261 900,278
Construction & Engineering - 2 .7%
Legence Corp. - Class A
*
11,253 719,404
Electrical Equipment - 3 .5%
Forgent Power Solutions, Inc. - Class A
*
28,170 937,216
Health Care Providers & Services - 5 .0%
UnitedHealth Group, Inc. 3,245 1,344,728
Hotels, Restaurants & Leisure - 5 .1%
DoorDash, Inc. - Class A
*
3,590 704,214
DraftKings, Inc. - Class A
*
28,364 665,987
1,370,201
Life Sciences Tools & Services - 4 .0%
Danaher Corp. 5,508 1,073,950
Pharmaceuticals - 3 .5%
Eli Lilly & Co. 815 936,305
Semiconductors & Semiconductor Equipment - 23 .2%
Advanced Micro Devices, Inc.
*
2,138 1,018,009
Broadcom, Inc. 5,481 2,133,643
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR) 7,480 3,023,790
6,175,442
Software - 14 .5%
Datadog, Inc. - Class A
*
4,176 1,119,043
Nebius Group NV - Class A
*
4,325 823,523
Oracle Corp. 14,762 1,917,141
3,859,707
Total Common Stocks (cost $22,013,896) 26,646,531
Investment Companies - 0 .1%
Money Market Funds - 0 .1%
Janus Henderson Cash Liquidity Fund LLC, 3.6737%
£,∞
(cost $32,958) 32,958 32,958
Total Investments (total cost $ 22,046,854 ) - 100 .0% 26,679,489
Liabilities, net of Cash, Receivables and Other Assets - 0.0% (12,571)
Net Assets - 100.0% $26,666,918

Janus Henderson Transformational Growth ETF
Schedule of Investments
(unaudited)
July 31, 2026

Summary of Investments by Country - (Long Positions) (unaudited)
Country Value
% of
Investment
Securities
United States of America $ 22,024,657 82 .6%
Taiwan 3,023,790 11 .3
Netherlands 823,523 3 .1
Uruguay 807,519 3 .0
Total $26,679,489 100 .0%
Schedule of Affiliated Investments - (% of Net Assets)
Affiliate
Affiliated
Investments,
at Value at
10/31/25 Purchases
Sales
Proceeds
Realized
Gain/(Loss)
Change in
Unrealized
Appreciatio n/
(Depreciation)
Affiliated
Investments, at
Value at
7/31/26
............. Shares
Held at
7/31/26
Dividend
Income
Investment Companies - 0 .1%
Money Market Funds - 0.1%
Janus Henderson Cash Liquidity Fund LLC, 3.6737%
∞
$ 86,956 $ 4,319,139 $ (4,373,031) $ (89) $ (17) $ 32,958 32,958 $ 4,959
Investments Purchased with Cash Collateral from Securities Lending - N/A
Investment Companies - N/A
Janus Henderson Cash Collateral Fund LLC, 3.6001%
∞*
– 9,739,804 (9,739,804) – – – – 6,233
Δ
Total Affiliated Investments - 0.1%
$86,956 $14,058,943 $(14,112,835) $(89) $(17) $32,958 32,958 $11,192

Janus Henderson Transformational Growth ETF
Notes to Schedule of Investments and Other Information
(unaudited)
July 31, 2026

ADR American Depositary Receipt
LLC Limited Liability Company
* Non-income producing security.
.
£ The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.
∞ Rate shown is the 7-day yield as of July 31, 2026.
Δ Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.
The following is a summary of the inputs that were used to value the Fund 's investments in securities and other financial instruments as of July 31, 2026 . See Notes to Financial Statements for more information.
Valuation Inputs Summary
Level 1 -
Quoted Prices
Level 2 -
Other Significant
Observable Inputs
Level 3 -
Significant
Unobservable Inputs
Total
Assets
Investments in Securities:
Common Stocks $ 26,646,531 $ — $ — $ 26,646,531
Investment Companies — 32,958 — 32,958
Total Assets $ 26,646,531 $ 32,958 $ — $ 26,679,489

Janus Henderson U.S. Equity Enhanced Income ETF
Schedule of Investments
(unaudited)
July 31, 2026

Shares Value
Common Stocks - 100 .2%
Aerospace & Defense - 2 .3%
General Electric Co. 330 $ 118,823
Howmet Aerospace, Inc. 143 40,363
159,186
Banks - 3 .1%
JPMorgan Chase & Co. 462 162,527
PNC Financial Services Group, Inc. (The) 230 57,470
219,997
Beverages - 2 .0%
Coca-Cola Co. (The) 1,082 94,772
Monster Beverage Corp.
*
458 44,142
138,914
Biotechnology - 1 .7%
AbbVie, Inc. 363 91,091
Gilead Sciences, Inc. 204 26,563
117,654
Broadline Retail - 4 .7%
Amazon.com, Inc.
*
1,216 330,241
Building Products - 0 .9%
Trane Technologies plc 134 60,963
Capital Markets - 4 .2%
CME Group, Inc. 203 54,361
Goldman Sachs Group, Inc. (The) 103 104,893
Intercontinental Exchange, Inc. 393 59,925
Morgan Stanley 378 79,539
298,718
Chemicals - 0 .5%
Ecolab, Inc. 129 35,814
Communications Equipment - 3 .1%
Arista Networks, Inc.
*
298 53,744
Cisco Systems, Inc. 845 98,012
Motorola Solutions, Inc. 161 70,156
221,912
Consumer Finance - 1 .5%
American Express Co. 312 104,910
Consumer Staples Distribution & Retail - 1 .5%
Target Corp. 734 106,056
Diversified Telecommunication Services - 1 .4%
Verizon Communications, Inc. 2,070 96,897
Electric Utilities - 1 .9%
American Electric Power Co., Inc. 285 36,437
Duke Energy Corp. 455 57,071
Southern Co. (The) 455 43,016
136,524
Electrical Equipment - 3 .2%
Eaton Corp. plc 188 78,058
Emerson Electric Co. 287 42,998
GE Vernova, Inc. 102 101,010
222,066
Electronic Equipment, Instruments & Components - 1 .2%
Amphenol Corp. - Class A 524 84,207
Entertainment - 1 .6%
Netflix, Inc.
*
300 21,513
Walt Disney Co. (The) 931 89,553
111,066

Janus Henderson U.S. Equity Enhanced Income ETF
Schedule of Investments
(unaudited)
July 31, 2026

Shares Value
Common Stocks - (continued)
Financial Services - 3 .4%
Mastercard, Inc. - Class A 211 $ 120,924
Visa, Inc. - Class A 326 119,358
240,282
Ground Transportation - 0 .9%
Union Pacific Corp. 218 63,684
Health Care Equipment & Supplies - 3 .1%
Abbott Laboratories 839 88,682
Medtronic plc 513 43,805
Stryker Corp. 258 84,031
216,518
Health Care Providers & Services - 1 .6%
CVS Health Corp. 546 57,019
UnitedHealth Group, Inc. 136 56,358
113,377
Hotels, Restaurants & Leisure - 3 .4%
Booking Holdings, Inc. 221 42,631
Marriott International, Inc. - Class A 155 57,788
McDonald's Corp. 256 69,284
Royal Caribbean Cruises Ltd. 217 69,071
238,774
Household Durables - 0 .9%
Garmin Ltd. 205 60,225
Insurance - 0 .9%
Progressive Corp. (The) 285 60,255
Interactive Media & Services - 7 .4%
Alphabet, Inc. - Class C 1,309 466,855
Meta Platforms, Inc. - Class A 100 55,671
522,526
Life Sciences Tools & Services - 0 .9%
Danaher Corp. 324 63,174
Machinery - 1 .0%
Cummins, Inc. 114 72,299
Metals & Mining - 0 .6%
Freeport-McMoRan, Inc. 627 39,269
Oil, Gas & Consumable Fuels - 2 .4%
Chevron Corp. 490 96,446
EOG Resources, Inc. 491 73,007
169,453
Passenger Airlines - 0 .8%
Delta Air Lines, Inc. 687 60,071
Pharmaceuticals - 3 .5%
Eli Lilly & Co. 127 145,903
Johnson & Johnson 386 98,951
244,854
Semiconductors & Semiconductor Equipment - 17 .0%
Applied Materials, Inc. 216 109,657
Broadcom, Inc. 643 250,307
Lam Research Corp. 292 85,562
Micron Technology, Inc. 170 139,915
NVIDIA Corp. 2,750 552,063
Texas Instruments, Inc. 218 60,111
1,197,615
Software - 6 .6%
Microsoft Corp. 1,006 467,508

Janus Henderson U.S. Equity Enhanced Income ETF
Schedule of Investments
(unaudited)
July 31, 2026

Shares Value
Common Stocks - (continued)
Specialty Retail - 2 .6%
Home Depot, Inc. (The) 315 $ 104,567
TJX Cos., Inc. (The) 511 80,401
184,968
Technology Hardware, Storage & Peripherals - 6 .7%
Apple, Inc. 998 308,292
Dell Technologies, Inc. - Class C 195 79,047
Seagate Technology Holdings plc 102 87,326
474,665
Tobacco - 1 .0%
Philip Morris International, Inc. 359 68,504
Trading Companies & Distributors - 0 .7%
Ferguson Enterprises, Inc. 223 52,256
Total Common Stocks (cost $6,580,279) 7,055,402
Investment Companies - 0 .2%
Money Market Funds - 0 .2%
Janus Henderson Cash Liquidity Fund LLC, 3.6737%
£,∞
(cost $11,829) 11,829 11,829
Total Investments (total cost $ 6,592,108 ) - 100 .4% 7,067,231
Liabilities, net of Cash, Receivables and Other Assets - (0.4%) (29,752)
Net Assets - 100.0% $7,037,479
Summary of Investments by Country - (Long Positions) (unaudited)
Country Value
% of
Investment
Securities
United States of America $ 6,824,180 96 .6%
Ireland 182,826 2 .6
Switzerland 60,225 0 .8
Total $7,067,231 100 .0%
Schedule of Affiliated Investments - (% of Net Assets)
Affiliate
Affiliated
Investments,
at Value at
3/24/26 Purchases
Sales
Proceeds
Realized
Gain/(Loss)
Change in
Unrealized
Appreciatio n/
(Depreciation)
Affiliated
Investments, at
Value at
7/31/26
............. Shares
Held at
7/31/26
Dividend
Income
Investment Companies - 0 .2%
Money Market Funds - 0.2%
Janus Henderson Cash Liquidity Fund LLC, 3.6737%
∞
$ – $ 3,564,776 $ (3,553,009) $ 62 $ – $ 11,829 11,829 $ 509
Investments Purchased with Cash Collateral from Securities Lending - N/A
Investment Companies - N/A
Janus Henderson Cash Collateral Fund LLC, 3.6001%
∞*
– 4,662 (4,662) – – – – 4
Δ
Total Affiliated Investments - 0.2%
$– $3,569,438 $(3,557,671) $62 $– $11,829 11,829 $512

Janus Henderson U.S. Equity Enhanced Income ETF
Schedule of Investments
(unaudited)
July 31, 2026

Schedule of OTC Written Options
Counterparty/
Reference
Asset
Number of
Contracts
Exercise
Price
Expiration
Date
Notional
Amount
Premiums
Received
Unrealized
Appreciation/
(Depreciation)
Option
Written,
at Value
Written Call
Options:
Goldman Sachs Group, Inc. (The)
EOG
Resources, Inc. 15,000 150.00 USD 8/21/2026 $ 2,230,350 $ 210 $ (246) $ (456)
Walt Disney
Co. (The) 44,000 110.00 USD 8/21/2026 4,232,360 340 196 (144)
NVIDIA Corp. 235,000 235.00 USD 8/21/2026 47,176,250 2,720 2,335 (385)
Motorola
Solutions, Inc. 46,000 460.00 USD 8/21/2026 20,044,500 455 (179) (634)
Amazon.com,
Inc. 140,000 280.00 USD 8/21/2026 38,021,200 1,650 (946) (2,596)
Intercontinental
Exchange, Inc. 15,000 150.00 USD 8/21/2026 2,287,200 184 (422) (606)
Micron
Technology,
Inc. 120,000 1,200.00 USD 8/21/2026 98,763,600 2,330 1,947 (383)
Lam Research
Corp. 40,000 400.00 USD 8/21/2026 11,720,800 930 588 (342)
Eaton Corp.
plc 46,000 460.00 USD 8/21/2026 19,099,200 570 188 (382)
Dell
Technologies,
Inc. 50,000 500.00 USD 8/21/2026 20,268,500 870 245 (625)
Amphenol
Corp. 18,000 180.00 USD 8/21/2026 2,892,600 265 65 (200)
Microsoft Corp. 135,000 450.00 USD 8/21/2026 62,737,200 1,836 (5,037) (6,873)
Seagate
Technology
Holdings plc 110,000 1,100.00 USD 8/21/2026 94,174,300 2,600 1,343 (1,257)
Ecolab, Inc. 29,000 290.00 USD 8/21/2026 8,051,270 240 13 (227)
UBS AG
Philip Morris
International,
Inc. 41,000 410.00 USD 8/21/2026 7,823,620 495 226 (269)
Coca-Cola Co.
(The) 45,000 90.00 USD 8/21/2026 3,941,550 330 (118) (448)
American
Express Co. 38,000 380.00 USD 8/21/2026 12,777,500 540 520 (20)
Chevron Corp. 40,000 200.00 USD 8/21/2026 7,873,200 320 (446) (766)
JPMorgan
Chase & Co. 36,000 360.00 USD 8/21/2026 12,664,440 292 (131) (423)
Cisco Systems,
Inc. 27,000 135.00 USD 8/21/2026 3,131,730 506 286 (220)
Amphenol
Corp. 19,000 190.00 USD 8/21/2026 3,053,300 465 381 (84)
Equity Option
Single Name
- Eqos 22,000 220.00 USD 8/21/2026 3,967,700 663 421 (242)
Broadcom, Inc. 94,000 470.00 USD 8/21/2026 36,592,320 1,160 932 (228)
Texas
Instruments,
Inc. 36,000 360.00 USD 8/21/2026 9,926,640 1,040 967 (73)

Janus Henderson U.S. Equity Enhanced Income ETF
Schedule of Investments
(unaudited)
July 31, 2026

Schedule of OTC Written Options
Counterparty/
Reference
Asset
Number of
Contracts
Exercise
Price
Expiration
Date
Notional
Amount
Premiums
Received
Unrealized
Appreciation/
(Depreciation)
Option
Written,
at Value
TJX Cos., Inc.
(The) 16,500 165.00 USD 8/21/2026 $ 2,596,110 $ 162 $ (10) $ (172)
CVS Health
Corp. 23,000 115.00 USD 8/21/2026 2,401,890 316 166 (150)
Garmin Ltd. 27,000 270.00 USD 8/21/2026 7,932,060 375 (2,192) (2,567)
Delta Air Lines,
Inc. 20,000 100.00 USD 8/21/2026 1,748,800 344 284 (60)
Netflix, Inc. 8,700 87.00 USD 8/21/2026 623,877 139 128 (11)
Emerson
Electric Co. 15,000 150.00 USD 8/21/2026 2,247,300 283 (292) (575)
Trane
Technologies
plc 52,000 520.00 USD 8/21/2026 23,657,400 610 531 (79)
EOG
Resources, Inc. 15,000 150.00 USD 8/21/2026 2,230,350 260 (196) (456)
Visa, Inc. 39,000 390.00 USD 8/21/2026 14,279,070 255 179 (76)
Mastercard,
Inc. 58,000 580.00 USD 8/21/2026 33,239,800 600 (461) (1,061)
American
Electric Power
Co., Inc. 14,500 145.00 USD 8/21/2026 1,853,825 80 76 (4)
Danaher Corp. 22,000 220.00 USD 8/21/2026 4,289,560 260 215 (45)
Apple, Inc. 135,500 685.00 USD 8/21/2026 41,857,305 1,521 999 (522)
Freeport-
McMoRan, Inc. 22,500 75.00 USD 8/21/2026 1,409,175 255 170 (85)
Alphabet, Inc. 80,000 400.00 USD 8/21/2026 28,532,000 880 663 (217)
Applied
Materials, Inc. 70,000 700.00 USD 8/21/2026 35,536,900 1,540 917 (623)
GE Vernova,
Inc. 130,000 1,300.00 USD 8/21/2026 128,737,700 2,010 1,809 (201)
Bank of America NA
CME Group,
Inc. 26,000 260.00 USD 8/21/2026 6,962,540 300 (916) (1,216)
Booking
Holdings, Inc. 19,500 195.00 USD 8/21/2026 3,761,550 340 (444) (784)
Meta
Platforms, Inc. 70,000 700.00 USD 8/21/2026 38,969,700 1,120 1,069 (51)
UnitedHealth
Group, Inc. 49,000 490.00 USD 8/21/2026 20,305,600 420 408 (12)
Stryker Corp. 36,000 360.00 USD 8/21/2026 11,725,200 470 384 (86)
Target Corp. 48,000 320.00 USD 8/21/2026 6,935,520 445 1 (444)
Ferguson
Enterprises,
Inc. 25,000 250.00 USD 8/21/2026 5,858,250 380 102 (278)
Union Pacific
Corp. 32,000 320.00 USD 8/21/2026 9,348,160 330 286 (44)
Monster
Beverage
Corp. 21,500 215.00 USD 8/21/2026 2,072,170 215 79 (136)
Howmet
Aerospace, Inc. 31,000 310.00 USD 8/21/2026 8,750,060 280 (108) (388)
Royal
Caribbean
Cruises Ltd. 33,000 330.00 USD 8/21/2026 33,268 430 (488) (918)

Janus Henderson U.S. Equity Enhanced Income ETF
Schedule of Investments
(unaudited)
July 31, 2026

Schedule of OTC Written Options
Counterparty/
Reference
Asset
Number of
Contracts
Exercise
Price
Expiration
Date
Notional
Amount
Premiums
Received
Unrealized
Appreciation/
(Depreciation)
Option
Written,
at Value
Cummins, Inc. 74,000 740.00 USD 8/21/2026 $ 46,930,800 $ 940 $ 571 $ (369)
AbbVie, Inc. 55,000 275.00 USD 8/21/2026 13,801,700 504 353 (151)
Total - Written Call Options $37,075 $7,411 $(29,664)
Average Ending Monthly Value of Derivative Instruments During the Period Ended July 31, 2026
Options:
Average value of option contracts written $25,139

Janus Henderson U.S. Equity Enhanced Income ETF
Notes to Schedule of Investments and Other Information
(unaudited)
July 31, 2026

LLC Limited Liability Company
plc Public Limited Company
* Non-income producing security.
.
£ The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.
∞ Rate shown is the 7-day yield as of July 31, 2026.
Δ Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.
The following is a summary of the inputs that were used to value the Fund 's investments in securities and other financial instruments as of July 31, 2026 . See Notes to Financial Statements for more information.
Valuation Inputs Summary
Level 1 -
Quoted Prices
Level 2 -
Other Significant
Observable Inputs
Level 3 -
Significant
Unobservable Inputs
Total
Assets
Investments in Securities:
Common Stocks $ 7,055,402 $ — $ — $ 7,055,402
Investment Companies — 11,829 — 11,829
Total Assets $ 7,055,402 $ 11,829 $ — $ 7,067,231
Liabilities
Other Financial Instruments
(a)
:
Options Written, at Value $ — $ 29,664 $ — $ 29,664
Total Liabilities $ — $ 29,664 $ — $ 29,664
(a) Other financial instruments may include forward foreign currency exchange contracts, futures, written options, written swaptions, and swap contracts. Forward foreign currency exchange contracts, futures contracts, and centrally cleared swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Written options, written swaptions, and OTC swaps are reported at their market value at measurement date.

Janus Henderson U.S. Real Estate ETF
Schedule of Investments
(unaudited)
July 31, 2026

Shares Value
Common Stocks - 99 .3%
Diversified Telecommunication Services - 1 .4%
Csquare, Inc.
*
2,977 $ 59,421
Health Care REITs - 25 .3%
Janus Living, Inc. - Class 1 4,843 146,307
Omega Healthcare Investors, Inc. 2,732 138,321
Ventas, Inc. 2,085 194,968
Welltower, Inc. 2,495 584,928
1,064,524
Hotels, Restaurants & Leisure - 5 .5%
Hilton Worldwide Holdings, Inc. 402 128,837
Wyndham Hotels & Resorts, Inc. 1,383 103,531
232,368
Household Durables - 1 .3%
DR Horton, Inc. 378 54,077
Industrial REITs - 13 .9%
Prologis, Inc. 3,130 452,629
Terreno Realty Corp. 1,812 129,830
582,459
Office REITs - 1 .9%
Cousins Properties, Inc. 2,580 81,399
Real Estate Management & Development - 2 .8%
CBRE Group, Inc. - Class A
*
797 117,007
Residential REITs - 5 .4%
Equity LifeStyle Properties, Inc. 1,548 100,729
Mid-America Apartment Communities, Inc. 951 125,855
226,584
Retail REITs - 19 .0%
Agree Realty Corp. 1,502 116,856
Curbline Properties Corp. 4,353 133,376
NETSTREIT Corp. 5,334 114,414
Simon Property Group, Inc. 1,318 302,310
Tanger, Inc. 3,217 130,803
797,759
Specialized REITs - 22 .8%
Digital Realty Trust, Inc. 1,460 275,239
Equinix, Inc. 353 359,806
Lamar Advertising Co. - Class A 788 126,049
Public Storage 614 199,040
960,134
Total Common Stocks (cost $3,609,370) 4,175,732
Investment Companies - 0 .7%
Money Market Funds - 0 .7%
Invesco Government & Agency Portfolio, 3.6535%
∞
(cost $30,903) 30,903 30,903
Total Investments (total cost $ 3,640,273 ) - 100 .0% 4,206,635
Liabilities, net of Cash, Receivables and Other Assets - 0.0% (842)
Net Assets - 100.0% $4,205,793
Summary of Investments by Country - (Long Positions) (unaudited)
Country Value
% of
Investment
Securities
United States of America $ 4,206,635 100 .0%

Janus Henderson U.S. Real Estate ETF
Schedule of Investments
(unaudited)
July 31, 2026

Schedule of Affiliated Investments - (% of Net Assets)
Affiliate
Affiliated
Investments,
at Value at
10/31/25 Purchases
Sales
Proceeds
Realized
Gain/(Loss)
Change in
Unrealized
Appreciatio n/
(Depreciation)
Affiliated
Investments, at
Value at
7/31/26
............. Shares
Held at
7/31/26
Dividend
Income
Investments Purchased with Cash Collateral from Securities Lending - 0.0%
Investment Companies - 0.0%
Janus Henderson Cash Collateral Fund LLC, 3.6001%
∞
$ – $ 675,464 $ (931,217) $ – $ – $ – – $ 1,822
Δ

Janus Henderson U.S. Real Estate ETF
Notes to Schedule of Investments and Other Information
(unaudited)
July 31, 2026

LLC Limited Liability Company
REIT Real Estate Investment Trust
* Non-income producing security.
∞ Rate shown is the 7-day yield as of July 31, 2026.
Δ Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.
The following is a summary of the inputs that were used to value the Fund 's investments in securities and other financial instruments as of July 31, 2026 . See Notes to Financial Statements for more information.
Valuation Inputs Summary
Level 1 -
Quoted Prices
Level 2 -
Other Significant
Observable Inputs
Level 3 -
Significant
Unobservable Inputs
Total
Assets
Investments in Securities:
Common Stocks $ 4,175,732 $ — $ — $ 4,175,732
Investment Companies 30,903 — — 30,903
Total Assets $ 4,206,635 $ — $ — $ 4,206,635

Janus Detroit Street Trust
Notes to Financial Statements
July 31, 2026

Investment Valuation
Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule
2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”).
Equity securities, including shares of exchange-traded funds, traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the London Stock Exchange. The Funds will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the Adviser-approved pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a non-valued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-
lot position. The value of the securities of mutual funds held by the Funds, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Funds, if any, will be calculated using the NAV of such funds.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets each Fund has the ability to access for identical assets or liabilities.
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof)
obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Funds' Trustees; and certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited

Janus Detroit Street Trust
Notes to Financial Statements
July 31, 2026

to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.
The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of July 31, 2026 to fair value the Fund's investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of
Investments and Other Information.
The following describes the amounts of transfers into or out of Level 3 of the fair value hierarchy during the period:
For Janus Henderson "Asset - Backed Securities ETF", financial assets of $308,716 were transferred out of Level 2 into
Level 3 since the current market for the securities' previously quoted prices are now considered inactive.
For additional information on the Funds, please refer to the Funds' most recent semiannual or annual financial statements.

125-35-71493 09-26
This report is submitted for the general information of shareholders of the Fund. It is not an offer or solicitation for the Fund and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
Janus Henderson is a trademark of Janus Henderson Group plc or one of its subsidiaries.
© Janus Henderson Group plc.
Janus Henderson Investors US LLC is the investment adviser and ALPS Distributors, Inc. is the distributor. ALPS is not affiliated with Janus Henderson or any of its subsidiaries.